     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 4, 2013



                                           REGISTRATION STATEMENT NOS. 333-71349
                                                                       811-09215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                 ------------
                                    FORM N-6



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     PRE-EFFECTIVE AMENDMENT NO.                             [ ]
                   POST-EFFECTIVE AMENDMENT NO. 19                           [X]
                                 AND
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 65                                  [X]


                       (Check Appropriate box or boxes.)


             METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                           (Exact name of Registrant)



                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              (Name of Depositor)


           1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002 -- 2910
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.
                      METROPOLITAN LIFE INSURANCE COMPANY
                              501 BOYLSTON STREET
                                BOSTON, MA 02116
                    (Name and Address of Agent for Service)


                                 ------------
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b).

[X] on April 29, 2013 pursuant to paragraph (b).

[ ] 60 days after filing pursuant to paragraph (a)(1).

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Life Insurance Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE
                                   PROSPECTUS



                                 APRIL 29, 2013

       CORPORATE OWNED FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
             METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
              ISSUED BY: METLIFE INSURANCE COMPANY OF CONNECTICUT

This prospectus describes information you should know before you purchase Corporate Owned Variable Universal Life Insurance (the Policy), a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut (We, or the Company). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy's primary features. SOME POLICY FEATURES MAY NOT BE AVAILABLE IN SOME STATES AND THERE MAY BE VARIATIONS IN YOUR POLICY FROM DESCRIPTIONS CONTAINED IN THIS PROSPECTUS BECAUSE OF DIFFERENCES IN STATE LAW THAT AFFECT THE POLICIES. Please consult your Policy for the provisions that apply in your state. We use certain terms throughout this prospectus, which are defined in APPENDIX A. The language of the Policy itself determines your rights and obligations under the Policy. Please keep this prospectus for future reference.

As a LIFE INSURANCE POLICY, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a MINIMUM TARGET PREMIUM OF $100,000 PER CASE. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (the "INSURED"). Premium Payments are flexible in both frequency and amount.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Variable life insurance policies are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Replacing any existing life insurance policy with this Policy may not be to your advantage.

You can build Contract Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in Mutual Funds (the "FUNDS"). A fixed rate option (the "FIXED ACCOUNT") is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.

Investment Options that invest in the following Funds are available for all
Policies:

  AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

  Invesco V.I. Comstock Fund -- Series II
  Invesco V.I. Global Real Estate Fund -- Series I
  Invesco V.I. Government Securities Fund -- Series I
  Invesco V.I. International Growth Fund -- Series I

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
  Global Thematic Growth Portfolio -- Class B
  Intermediate Bond Portfolio -- Class A
  International Value Portfolio -- Class A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.  -- CLASS I
  VP Ultra(R) Fund
  VP Vista/SM/ Fund
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Bond Fund
  American Funds Global Growth Fund
  American Funds Global Small Capitalization Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
  American Funds High-Income Bond Fund
  American Funds International Fund
  American Funds New World Fund(R)
  American Funds U.S. Government/AAA-Rated Securities Fund
DELAWARE VIP(R) TRUST -- STANDARD CLASS
  Delaware VIP(R) Small Cap Value Series

DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
  Appreciation Portfolio
  International Value Portfolio
  Opportunistic Small Cap Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Initial Class
  Equity-Income Portfolio -- Initial Class
  Freedom 2010 Portfolio -- Initial Class
  Freedom 2015 Portfolio -- Initial Class
  Freedom 2020 Portfolio -- Initial Class
  Freedom 2025 Portfolio -- Initial Class
  Freedom 2030 Portfolio -- Initial Class
  Growth & Income Portfolio -- Service Class 2
  High Income Portfolio -- Initial Class
  Index 500 Portfolio -- Initial Class
  Investment Grade Bond Portfolio -- Service Class
  Mid Cap Portfolio -- Service Class 2
  Overseas Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Mutual Global Discovery Securities Fund -- Class 2
  Templeton Developing Markets Securities Fund -- Class 2
  Templeton Foreign Securities Fund -- Class 2
  Templeton Global Bond Securities Fund -- Class 1
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
  Global Technology Portfolio
  Janus Aspen Perkins Mid Cap Value Portfolio

  Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable All Cap Value Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Equity Income Portfolio -- Class I ClearBridge Variable Large Cap Growth Portfolio -- Class I ClearBridge Variable Large Cap Value Portfolio -- Class I

  Legg Mason Investment Counsel Variable Social Awareness Portfolio LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

  Western Asset Variable Global High Yield Bond Portfolio
  Western Asset Variable Strategic Bond Portfolio

MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class E
  Clarion Global Real Estate Portfolio -- Class A
  Harris Oakmark International Portfolio -- Class A
  Janus Forty Portfolio -- Class A


  Loomis Sayles Global Markets Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  Lord Abbett Mid Cap Value Portfolio -- Class B
  MetLife Aggressive Strategy Portfolio -- Class B
  Morgan Stanley Mid Cap Growth Portfolio -- Class A

  Oppenheimer Global Equity Portfolio -- Class B

  PIMCO Inflation Protected Bond Portfolio -- Class A
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
  Baillie Gifford International Stock Portfolio -- Class A

  Barclays Aggregate Bond Index Portfolio -- Class A
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Large Cap Value Portfolio -- Class B

  BlackRock Money Market Portfolio -- Class A
  Davis Venture Value Portfolio -- Class A

  Frontier Mid Cap Growth Portfolio -- Class D

  Jennison Growth Portfolio -- Class A
  MetLife Conservative Allocation Portfolio -- Class B
  MetLife Conservative to Moderate Allocation Portfolio --
     Class B
  MetLife Mid Cap Stock Index Portfolio -- Class A
  MetLife Moderate Allocation Portfolio -- Class B
  MetLife Moderate to Aggressive Allocation Portfolio --
     Class B
  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  MSCI EAFE(R) Index Portfolio -- Class A

  Neuberger Berman Genesis Portfolio -- Class A

  Russell 2000(R) Index Portfolio -- Class A
  Western Asset Management U.S. Government Portfolio --
     Class A
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
  MFS(R) Global Equity Series
  MFS(R) High Income Series
  MFS(R) New Discovery Series
OPPENHEIMER VARIABLE ACCOUNT FUNDS -- NON-SERVICE SHARES

  Oppenheimer Main Street Small Cap Fund(R)/VA

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
  PIMCO All Asset Portfolio

  PIMCO CommodityRealReturn(R) Strategy Portfolio

  PIMCO Long-Term U.S. Government Portfolio
  PIMCO Low Duration Portfolio
  PIMCO Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Emerging Markets VCT Portfolio
  Pioneer Mid Cap Value VCT Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
  Putnam VT International Value Fund
ROYCE CAPITAL FUND -- INVESTMENT CLASS
  Royce Micro-Cap Portfolio
  Royce Small-Cap Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I
  Emerging Markets Debt Portfolio
  Emerging Markets Equity Portfolio


  Certain Funds have been subject to a merger or name change. Please see Appendix B - "Additional Information Regarding Funds" for more information.

                              TABLE OF CONTENTS




                                                              PAGE
                                                             -----
SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS..............    3
Policy Summary..............................................    3
Principal Policy Benefits...................................    3
Principal Policy Risks......................................    4
Fund Company Risks..........................................    5
FEE TABLES..................................................    6
Transaction Fees............................................    6
Periodic Charges Other Than Fund Operating Expenses.........    7
Fund Charges and Expenses...................................    8
DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND
  FUNDS.....................................................   12
The Insurance Company.......................................   12
The Separate Account and its Investment Options.............   12
The Funds...................................................   13
Voting Rights...............................................   22
Conflicts of Interest.......................................   22
The Fixed Account...........................................   22
POLICY CHARGES AND DEDUCTIONS...............................   23
Charges Against Premium.....................................   23
Charges Against Contract Value..............................   24
Charges Against the Separate Account........................   25
Fund Charges................................................   25
Modification, Reserved Rights and Other Charges.............   25
POLICY DESCRIPTION..........................................   25
Applying for a Policy.......................................   25
Right to Cancel (free look period)..........................   26
When Coverage Begins........................................   26
Income Tax Free `Section 1035' Exchanges....................   27
Ownership/Policy Rights.....................................   27
PREMIUMS....................................................   28
Amount, Frequency and Duration of Premium Payments..........   28
Allocation of Premium Payments..............................   29
VALUES UNDER YOUR POLICY....................................   29
Contract Value..............................................   29
Investment Option Valuation.................................   30
Fixed Account Valuation.....................................   30
Loan Account Valuation......................................   31
TRANSFERS...................................................   31
Transfers of Contract Value.................................   31
Transfer of Contract Value from the Fixed Account to the
  Investment Options........................................   34
Transfer of Contract Value from the Investment Options to
  the Fixed Account.........................................   34
Dollar-Cost Averaging (DCA Program).........................   34
Portfolio Rebalancing.......................................   35
DEATH BENEFIT...............................................   35
Death Benefit Examples......................................   36

                                                              PAGE
                                                             -----
Changing the Death Benefit Option...........................   37
Paying the Death Benefit and Payment Options................   37
BENEFITS AT MATURITY........................................   38
OTHER BENEFITS..............................................   38
Exchange Option.............................................   38
Insured Term Rider (Supplemental Insurance Benefits)........   38
Cash Value Enhancement Rider................................   39
POLICY SURRENDERS...........................................   39
Full Surrender..............................................   39
Partial Surrender...........................................   39
POLICY LOANS................................................   39
Loan Conditions.............................................   40
Effects of Loans............................................   40
LAPSE AND REINSTATEMENT.....................................   41
Lapse.......................................................   41
Grace Period................................................   41
Reinstatement...............................................   41
FEDERAL TAX CONSIDERATIONS..................................   41
Potential Benefits of Life Insurance........................   42
Tax Status of the Policy....................................   42
Tax Treatment of Policy Benefits............................   43
OTHER TAX CONSIDERATIONS....................................   45
Insurable Interest..........................................   46
The Company's Income Taxes..................................   46
Tax Credits and Deductions..................................   46
Alternative Minimum Tax.....................................   46
DISTRIBUTION & COMPENSATION.................................   46
Distribution................................................   46
Compensation................................................   47
OTHER POLICY INFORMATION....................................   48
Valuation and Payment.......................................   48
Suspension of Valuation and Postponement of Payment.........   48
Policy Statements...........................................   49
Limits on Right to Contest and Suicide Exclusion............   49
Misstatement as to Sex and Age..............................   49
Policy Changes..............................................   49
Restrictions on Financial Transactions......................   50
LEGAL PROCEEDINGS...........................................   50
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............   50
FINANCIAL STATEMENTS........................................   50
APPENDIX A: GLOSSARY OF TERMS USED THROUGHOUT THIS
  PROSPECTUS................................................  A-1
APPENDIX B: ADDITIONAL INFORMATION REGARDING FUNDS..........  B-1
APPENDIX C: TARGET PREMIUM PER $1,000 OF STATED
  AMOUNT....................................................  C-1
APPENDIX D: CASH VALUE ACCUMULATION TEST FACTORS............  D-1

                SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS
--------------------------------------------------------------------------------
This section provides a SUMMARY of the Policy and the principal policy benefits and risks. YOU SHOULD READ THE ENTIRE PROSPECTUS BEFORE PURCHASING THE POLICY. IMPORTANT DETAILS REGARDING THE POLICY ARE CONTAINED IN OTHER SECTIONS OF THIS PROSPECTUS.


                                 POLICY SUMMARY


The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.


                           PRINCIPAL POLICY BENEFITS


   o   Death Benefit

       We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (THE STATED AMOUNT) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (THE MINIMUM AMOUNT INSURED). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

       In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

       o   OPTION 1 -- LEVEL OPTION: the Death Benefit will be the greater of
           (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured's date of death.

       o OPTION 2 -- VARIABLE OPTION: the Death Benefit will be the greater of (i) the Stated Amount plus the Contract Value of the Policy or
           (ii) the Minimum Amount Insured on the Insured's date of death.

       o OPTION 3 -- ANNUAL INCREASE OPTION: the Death Benefit will be the greater of:

           1. (a) plus (b) where: (a) is the Stated Amount as of the Insured's date of death; and (b) is the greater of zero and the lesser of
               (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less any partial surrenders accumulated at the interest rate shown on the Policy Summary; OR

           2.  the Minimum Amount Insured on the Insured's date of death.

       The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and Outstanding Loans and charges.

   o   Policy Surrenders (Withdrawals)

       You may withdraw some or all of your money from your Policy.

   o   Policy Loans

       You may borrow against your Policy using your Policy as collateral.

   o   The Investment Options and the Corresponding Funds

       You may select from a wide variety of Investment Options. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

   o   The Fixed Account

       You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

   o   Flexible Premium Payments

       After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

   o   Tax-Free Death Benefit

       Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit. In the case of an employer owned policy, certain notice and consent and other requirements must be satisfied to obtain federal income tax-free death benefits.

   o   Right to Cancel Period

       We urge you to examine your Policy closely. When you receive your Policy, the Right to Cancel Period begins. This period is at least ten
       (10) days, or more if required by state law. If, for any reason, you are not satisfied, you may return the Policy to us during the Right to Cancel Period for a refund.

   o   Dollar-Cost Averaging

       Under this program, you invest the same amount of money at regular intervals, so you are buying more units when the market is down and fewer units when the market is high. The potential benefit is to lower your average cost per unit.

   o   Portfolio Rebalancing

       This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to automatically reallocate values in your Policy periodically to help keep your investments properly aligned with your investment strategy.

   o   Exchange Option

       During the first two Policy Years you can transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law).

   o   Personalized Illustrations

       You may request personalized illustrations for the Policy that reflect the Insured's age, sex, underwriting classification, the specified insurance benefits and the premium requested. These hypothetical illustrations may help you to understand how the Contract Value and Death Benefit can change over time and how the investment performance of the Funds impact the Contract Value and the Death Benefit. The illustrations may also help you compare the Policy to other life insurance policies. Personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Contract Value.


                             PRINCIPAL POLICY RISKS

   o   Poor Fund Performance (Investment Risk)

       The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero, even if you send us your Planned Premium Payments (as illustrated). In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

   o   Tax Risks

       We believe, but do not guarantee, that the Policy should be considered a life insurance policy under federal tax law. If the Policy was determined not to be a life insurance policy for federal tax purposes, you may be considered to be in constructive receipt of Contract Value, with adverse tax consequences, and all or a part of the proceeds paid under the Policy may be taxable to the Beneficiary. There is also a possibility that even if your Policy is treated as life insurance for federal tax purposes, it could be treated as a modified endowment contract (MEC) under federal tax laws (usually if your Premium Payments at any time during certain 7-pay test periods exceed certain limits). If your Policy is a MEC, partial surrenders, collateral assignments and Policy loans could incur taxes, and any distributions or deemed distributions could incur the additional 10% tax on early withdrawals. Finally, tax laws and regulations impacting this Policy and your tax status are always subject to change.

   o   Policy Lapse

       There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

   o   Policy Withdrawal Limitations

       The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

   o   Effects of Policy Loans

       A Policy loan, whether or not repaid, will affect your Policy's Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

   o   Credit Risk

       The Death Benefit guarantees, rider guarantees and the Fixed Account obligations depend on the Company's financial ability to fulfill their obligations. You should review the Company's financial statements, which are available upon request and are attached to the Statement of Additional Information.

   o   Increase in Current Fees and Expenses

       Certain Policy fees and expenses are currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

   o   Flexible Premium Payments

       Even if you send us your Planned Premium (as illustrated) your Policy may still lapse if poor investment performance and/or certain Policy transactions substantially reduce your Contract Value.

   o   Policy is Not Suited for Short-Term Investment

       We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.


                               FUND COMPANY RISKS

A comprehensive discussion of the risks of each Fund may be found in each Fund Company's prospectus.

Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund.

A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

There is no assurance that any of the Funds will achieve their stated investment objective.

                                  FEE TABLES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Current Charge, the Maximum Guaranteed Charge and where the amount of a charge depends on the Insured's characteristics, such as age or rating classification, the charge for a Sample Insured.


                                TRANSACTION FEES



                          WHEN WE
                          DEDUCT
                           THE
                          CHARGE
CHARGE                                          AMOUNT DEDUCTED(1)
------------------------- -----  -------------------------------------------------

--------                  ---    --------------------------------
Front-End Sales Expense   Upon   Current Charge:     7% of premium payments up
Charge(2)                 receipt------------------  to the Target Premium in
                          of                         Policy Years 1 -- 7 and 3.5%
                          each                       thereafter; plus 0% on
                          Premium                    premiums received in excess
                          Payment                    of the Target Premium in all
                                                     Policy Years
                                                    ------------------------------

                                GUARANTEED CHARGE:   9% OF PREMIUM PAYMENTS
--------                  ---  --------------------  UP TO THE TARGET PREMIUM IN
                                                     ALL POLICY YEARS AND 5% ON
                                                     PREMIUM PAYMENTS IN
                                                     EXCESS OF THE TARGET
                                                     PREMIUM IN ALL POLICY YEARS
                                                     -----------------------------

--------                  ---   ------------------ --------------
Surrender Charge          When  Current Charge:      No charge
                          you   ------------------ -------------------------------
                          fully
                          or
                          partially
                          surrender
                          your
                          Policy

                                GUARANTEED CHARGE:   NO CHARGE
--------                  ---   ------------------ -------------------------------

--------                  ---   ------------------ --------------
Transfer Charge           When  Current Charge:      No charge
                          you   ------------------ -------------------------------
                          transfer
                          Contract
                          Value
                          among
                          the
                          Investment
                          Options

                                GUARANTEED CHARGE:   UP TO SIX FREE TRANSFERS A
--------                  --- --------------------   YEAR; $10 PER TRANSFER
                                                     THEREAFTER
                                                     ------------

--------                  ---   ------------------ --------------
Dollar-Cost Averaging     When  Current Charge:      No charge
                          you   ------------------ -------------------------------
                          make
                          a
                          transfer
                          under
                          the
                          DCA
                          Program

(DCA Program)
                                GUARANTEED CHARGE:   UP TO SIX FREE TRANSFERS A
--------                  ---   -------------------- YEAR; $10 PER TRANSFER
                                                     THEREAFTER(3)
                                                     ------------


--------                        -------------------- --------------
Illustrations             When  Current Charge:      No charge
                          you   -------------------- -----------------------------
                          request
                          an
                          illustration
                          after
                          the
                          Policy
                          is
                          issued

                                GUARANTEED CHARGE:   $15 PER ILLUSTRATION
--------                  ---   -------------------- -----------------------------

--------                  ---   -------------------- ------------


------------
(1) Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on age, gender, policy duration and the amount of insurance coverage. These rates may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your agent or registered representative.

(2) The current and guaranteed charges for the Front-End Sales Expense Charge includes the Premium Tax Charge and the Federal Deferred Acquisition Cost Charge. See "Policy Charges and Deductions" for more information.

(3) For DCA Program purposes only, a transfer consists of all transfers occurring on the same day pursuant to your direction on the DCA authorization form.


The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

             PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

                                        WHEN WE DEDUCT
CHARGE                                    THE CHARGE
------------------------------ -----------------------------

------------------------------ -----------------------------
Cost of Insurance Charge         Monthly on the Deduction
(COI)(1)                         Day

------------------------------ -----------------------------

------------------------------ -----------------------------
Policy Administrative            Monthly on the Deduction
Expense Charges                  Date

------------------------------ -----------------------------

------------------------------ -----------------------------
Mortality and Expense Risk       Daily from the unloaned
(M&E) Charge(5)                  portion of the Contract
                                 Value invested in the
                                 Separate Account

------------------------------ -----------------------------

--------------------------------
Cost of Policy Loans(6)          In arrears, at the end of
                                 each Policy Year from the
                                 Loan Account

------------------------------ -----------------------------

------------------------------ -----------------------------



CHARGE                                                              AMOUNT DEDUCTED
------------------------------   -------------------------------------------------------------------------------------
------------------------------   -------------------   -------
Cost of Insurance Charge         Current Charge:       Rates per $1000 of Insurance Risk for First Year of
(COI)(1)                         -------------------   Coverage:
                                                       Minimum: 0.0126(2)
                                                       Maximum: $60.853(3)
                                                       ---------------------------------------------------------------

                                 GUARANTEED CHARGE:    RATES PER $1000 OF INSURANCE RISK FOR FIRST YEAR OF
                                 -------------------   COVERAGE:
                                                       MINIMUM: $0.039(4)
                                                       MAXIMUM: $60.853(3)
                                                       ---------------------------------------------------------------

                                 Sample Charge for a   Rates per $1000 of Insurance Risk for First Year of
-------------------------------- 42 year-old male      Coverage:
                                 non-smoker            Current: $0.042
                                 (guaranteed issue)    Guaranteed: $0.171
                                 -------------------   ---------------------------------------------------------------


-------------------------------- -------------------   -------
Policy Administrative            Current Charge:       $5.00
                                 -------------------   -------
Expense Charges
                                 GUARANTEED CHARGE:    $5.00
-------------------------------- -------------------   -------

-------------------------------- -------------------   -------
Mortality and Expense Risk       Current Charge:       0.45% on an annual basis of the amounts in the
(M&E) Charge(5)                  -------------------   Investment Options for Policy Years 1-4, 0.25% for Policy
                                                       Years 5-20 and 0.05% thereafter
                                                       ---------------------------------------------------------------

                                 GUARANTEED CHARGE:    0.75% ON AN ANNUAL BASIS FOR ALL POLICY YEARS
-------------------------------- -------------------  ----------------------------------------------------------------

--------------------------------
Cost of Policy Loans(6)          Current Charge:       0.60% on an annual basis of the loan amount for the first
                                 -------------------   ten (10) Policy Years, 0.40% for Policy Years eleven (11) to twenty (20), and 0.25% thereafter.
                                                       ---------------------------------------------------------------

                                 GUARANTEED CHARGE:    1.00% ON AN ANNUAL BASIS OF THE LOAN AMOUNT FOR ALL
-------------------------------- -------------------   POLICY YEARS
                                                       ---------------------------------------------------------------


-------------------------------- -------------------   -------

------------
(1) The current cost of insurance charges shown are for the underwriting and risk class identified in the footnotes below while the Guaranteed charges are based on the 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates listed do not reflect the addition of any "flat extras." Flat extras account for adverse risks that, if applied, would increase the cost of insurance rates shown above.

(2)   Sample charge for a female preferred non-smoker age 23.

(3)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(4)   Sample charge for a female age 20 (any underwriting class).

(5) We are waiving the following amounts of the Mortality and Expense Risk Charge on the Subaccounts investing in the following Funds:



   METROPOLITAN SERIES FUND
    Western Asset Management                   0.15% or, if greater, an amount, if any, equal to the fund expenses that are in excess of
     U.S. Government Portfolio                 0.68%
   MET INVESTORS SERIES TRUST
    BlackRock High Yield Portfolio             0.11%
    Harris Oakmark International Portfolio     an amount equal to the fund expenses that are in excess of 0.90%
    Loomis Sayles Global Markets Portfolio     an amount equal to the fund expenses that are in excess of 0.85%
    T. Rowe Price Large Cap Value Portfolio    an amount equal to the fund expenses that are in excess of 0.87%
    Lord Abbett Mid Cap Value Portfolio        an amount equal to the fund expenses that are in excess of 1.12%
    MFS(R) Research International Portfolio    an amount equal to the fund expenses that are in excess of 1.18%
    PIMCO Inflation Protected Bond Portfolio   an amount equal to the fund expenses that are in excess of 0.65%
    Third Avenue Small Cap Value Portfolio     an amount equal to the fund expenses that are in excess of 1.10%
    Oppenheimer Global Equity Portfolio        an amount equal to the fund expenses that are in excess of 0.87%


(6) The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).

                         CHARGES FOR OPTIONAL RIDERS


                                    WHEN WE DEDUCT
CHARGE                                THE CHARGE
---------------------------   ---------------------------

---------------------------   ---------------------------
Insured Term Rider (Cost of   Monthly on the Deduction
Insurance)                    Day

---------------------------   ---------------------------
Cash Value Enhancement        Not applicable
Rider

---------------------------   ---------------------------

---------------------------   ---------------------------



CHARGE                                                     AMOUNT DEDUCTED
---------------------------   ----------------------------------------------------------------------------

---------------------------   --------------------- ------------------------------------------------------
Insured Term Rider (Cost of   Current Charge:       Rates per $1000 of Insurance Risk for First Year of
Insurance)                    --------------------- Coverage:
                                                    Minimum: $0.0126(1)
                                                    Maximum: $60.853(2)
                                                    ------------------------------------------------------

                              GUARANTEED CHARGE:    RATES PER $1000 OF INSURANCE RISK FOR FIRST YEAR OF
                              --------------------- COVERAGE:
                                                    MINIMUM: $0.039(3)
                                                    MAXIMUM: $60.853(2)
                                                    ------------------------------------------------------

                              Sample Charge for a   Rates per $1000 of Insurance Risk for First Year of
---------------------------   42 year-old male      Coverage:
                              non-smoker            Current: $0.042
                              (guaranteed issue)    Guaranteed: $0.171
                              --------------------- ------------------------------------------------------

Cash Value Enhancement        Current Charge:       No Charge
Rider                         --------------------- ------------------------------------------------------

                              GUARANTEED CHARGE:    NO CHARGE
---------------------------   --------------------- ------------------------------------------------------

---------------------------   --------------------- ------------------------------------------------------


------------
(1)   Sample charge for a female preferred non-smoker age 23.

(2)   Sample charge for a male smoker age 99 (guaranteed issue) -- Table 10.

(3)   Sample charge for a female age 20 (any underwriting class).


                           FUND CHARGES AND EXPENSES

The next two tables describe the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.


The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2012. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2012, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                                          MINIMUM     MAXIMUM
                                                                                         ---------    --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees, distribution
and/or service (12b-1) fees, and other expenses)                                             0.10%       1.71%


FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
FUND                                                 FEE      (12B-1) FEES   EXPENSES
---------------------------------------------   -----------  -------------- ------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series II.......    0.56%         0.25%         0.29%
 Invesco V.I. Global Real Estate Fund --
  Series I.....................................    0.75%          --           0.39%
 Invesco V.I. Government Securities Fund --
  Series I.....................................    0.46%          --           0.30%



                                                                                                 NET TOTAL
                                                    ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                 FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
FUND                                                EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
---------------------------------------------   -------------   ------------   ---------------- ------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series II.......        --            1.10%           0.07%         1.03%
 Invesco V.I. Global Real Estate Fund --
  Series I.....................................        --            1.14%           0.00%         1.14%
 Invesco V.I. Government Securities Fund --
  Series I.....................................        --            0.76%           0.00%         0.76%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------  ----------   -------------- ---------
 Invesco V.I. International Growth Fund --
  Series I......................................    0.71%           --          0.30%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
 FUND, INC.
 Global Thematic Growth Portfolio --
  Class B.......................................    0.75%         0.25%         0.24%
 Intermediate Bond Portfolio -- Class A.........    0.45%           --          0.25%
 International Value Portfolio -- Class A.......    0.75%           --          0.06%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
 CLASS I
 VP Ultra(R) Fund...............................    1.00%           --          0.01%
 VP Vista/SM/ Fund..............................    1.00%           --           --
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund.......................    0.37%         0.25%         0.02%
 American Funds Global Growth Fund..............    0.53%         0.25%         0.03%
 American Funds Global Small
  Capitalization Fund...........................    0.71%         0.25%         0.04%
 American Funds Growth Fund.....................    0.33%         0.25%         0.02%
 American Funds Growth-Income Fund..............    0.27%         0.25%         0.02%
 American Funds High-Income Bond Fund               0.46%         0.25%         0.02%
 American Funds International Fund..............    0.50%         0.25%         0.04%
 American Funds New World Fund(R)...............    0.74%         0.25%         0.05%
 American Funds
  U.S. Government/AAA-Rated Securities
  Fund..........................................    0.33%         0.25%         0.01%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series.........    0.73%           --          0.08%
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
 SHARES
 Appreciation Portfolio.........................    0.75%           --          0.06%
 International Value Portfolio..................    1.00%           --          0.28%
 Opportunistic Small Cap Portfolio..............    0.75%           --          0.13%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Initial Class.......    0.56%           --          0.08%
 Equity-Income Portfolio -- Initial Class.......    0.46%           --          0.10%
 Freedom 2010 Portfolio -- Initial Class........      --            --           --
 Freedom 2015 Portfolio -- Initial Class........      --            --           --
 Freedom 2020 Portfolio -- Initial Class........      --            --           --
 Freedom 2025 Portfolio -- Initial Class........      --            --           --
 Freedom 2030 Portfolio -- Initial Class........      --            --           --
 Growth & Income Portfolio -- Service
  Class 2.......................................    0.46%         0.25%         0.13%
 High Income Portfolio -- Initial Class.........    0.56%           --          0.12%
 Index 500 Portfolio -- Initial Class...........    0.05%           --          0.05%
 Investment Grade Bond Portfolio -- Service
  Class.........................................    0.31%         0.10%         0.11%
 Mid Cap Portfolio -- Service Class 2...........    0.56%         0.25%         0.09%
 Overseas Portfolio -- Service Class 2..........    0.71%         0.25%         0.14%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Small-Mid Cap Growth Securities
  Fund -- Class 2+..............................    0.51%         0.25%         0.29%
 Mutual Global Discovery Securities Fund --
  Class 2.......................................    0.80%         0.25%         0.19%
 Templeton Developing Markets Securities
  Fund -- Class 2...............................    1.10%         0.25%         0.25%
 Templeton Foreign Securities Fund --
  Class 2.......................................    0.64%         0.25%         0.15%



                                                                                                  NET TOTAL
                                                     ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                  FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
FUND                                                 EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
------------------------------------------------  -------------   ------------   --------------  -----------
 Invesco V.I. International Growth Fund --
  Series I......................................        --            1.01%             --           1.01%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
 FUND, INC.
 Global Thematic Growth Portfolio --
  Class B.......................................        --            1.24%             --           1.24%
 Intermediate Bond Portfolio -- Class A.........        --            0.70%             --           0.70%
 International Value Portfolio -- Class A.......        --            0.81%             --           0.81%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
 CLASS I
 VP Ultra(R) Fund...............................        --            1.01%             --           1.01%
 VP Vista/SM/ Fund..............................        --            1.00%             --           1.00%
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Bond Fund.......................        --            0.64%             --           0.64%
 American Funds Global Growth Fund..............        --            0.81%             --           0.81%
 American Funds Global Small
  Capitalization Fund...........................        --            1.00%             --           1.00%
 American Funds Growth Fund.....................        --            0.60%             --           0.60%
 American Funds Growth-Income Fund..............        --            0.54%             --           0.54%
 American Funds High-Income Bond Fund                   --            0.73%             --           0.73%
 American Funds International Fund..............        --            0.79%             --           0.79%
 American Funds New World Fund(R)...............        --            1.04%             --           1.04%
 American Funds
  U.S. Government/AAA-Rated Securities
  Fund..........................................        --            0.59%             --           0.59%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series.........        --            0.81%             --           0.81%
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL
 SHARES
 Appreciation Portfolio.........................        --            0.81%             --           0.81%
 International Value Portfolio..................        --            1.28%             --           1.28%
 Opportunistic Small Cap Portfolio..............        --            0.88%             --           0.88%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Initial Class.......        --            0.64%             --           0.64%
 Equity-Income Portfolio -- Initial Class.......        --            0.56%             --           0.56%
 Freedom 2010 Portfolio -- Initial Class........      0.56%           0.56%             --           0.56%
 Freedom 2015 Portfolio -- Initial Class........      0.57%           0.57%             --           0.57%
 Freedom 2020 Portfolio -- Initial Class........      0.59%           0.59%             --           0.59%
 Freedom 2025 Portfolio -- Initial Class........      0.64%           0.64%             --           0.64%
 Freedom 2030 Portfolio -- Initial Class........      0.65%           0.65%             --           0.65%
 Growth & Income Portfolio -- Service
  Class 2.......................................        --            0.84%             --           0.84%
 High Income Portfolio -- Initial Class.........        --            0.68%             --           0.68%
 Index 500 Portfolio -- Initial Class...........        --            0.10%             --           0.10%
 Investment Grade Bond Portfolio -- Service
  Class.........................................        --            0.52%             --           0.52%
 Mid Cap Portfolio -- Service Class 2...........        --            0.90%             --           0.90%
 Overseas Portfolio -- Service Class 2..........        --            1.10%             --           1.10%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Small-Mid Cap Growth Securities
  Fund -- Class 2+..............................        --            1.05%             --           1.05%
 Mutual Global Discovery Securities Fund --
  Class 2.......................................        --            1.24%             --           1.24%
 Templeton Developing Markets Securities
  Fund -- Class 2...............................        --            1.60%             --           1.60%
 Templeton Foreign Securities Fund --
  Class 2.......................................        --            1.04%             --           1.04%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
FUND                                                   FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ----------   -------------- ----------
 Templeton Global Bond Securities Fund --
  Class 1........................................    0.46%           --          0.09%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................    0.64%         0.25%         0.05%
 Global Research Portfolio+......................    0.49%         0.25%         0.06%
 Global Technology Portfolio.....................    0.64%         0.25%         0.12%
 Janus Aspen Perkins Mid Cap Value
  Portfolio......................................    0.50%         0.25%         0.08%
 Overseas Portfolio..............................    0.44%         0.25%         0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................    0.75%           --          0.06%
 ClearBridge Variable All Cap Value
  Portfolio -- Class I...........................    0.75%           --          0.06%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................    0.71%           --          0.05%
 ClearBridge Variable Equity Income
  Portfolio -- Class I...........................    0.75%           --          0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I...........................    0.75%           --          0.13%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................    0.65%           --          0.09%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio.....................    0.71%           --          0.22%
LEGG MASON PARTNERS VARIABLE INCOME TRUST --
 CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................    0.70%           --          0.12%
 Western Asset Variable Strategic Bond
  Portfolio......................................    0.65%           --          0.44%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A.......    0.60%           --          0.05%
 BlackRock Large Cap Core Portfolio --
  Class E........................................    0.59%         0.15%         0.05%
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.60%           --          0.06%
 Harris Oakmark International Portfolio --
  Class A........................................    0.77%           --          0.06%
 Invesco Small Cap Growth Portfolio --
  Class A+.......................................    0.85%           --          0.02%
 Janus Forty Portfolio -- Class A................    0.63%           --          0.03%
 Loomis Sayles Global Markets Portfolio --
  Class A........................................    0.70%           --          0.09%
 Lord Abbett Bond Debenture Portfolio --
  Class A........................................    0.51%           --          0.03%
 Lord Abbett Mid Cap Value Portfolio --
  Class B........................................    0.65%         0.25%         0.04%
 MetLife Aggressive Strategy Portfolio --
  Class B........................................    0.09%         0.25%         0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A+.......................................    0.91%           --          0.16%
 MFS(R) Research International Portfolio --
  Class B+.......................................    0.68%         0.25%         0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.65%           --          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.67%         0.25%         0.09%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%           --          0.11%

                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
FUND                                                  EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
-------------------------------------------------  -------------   ------------   --------------  -----------
 Templeton Global Bond Securities Fund --
  Class 1........................................        --            0.55%             --           0.55%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................        --            0.94%             --           0.94%
 Global Research Portfolio+......................        --            0.80%             --           0.80%
 Global Technology Portfolio.....................        --            1.01%           0.00%          1.01%
 Janus Aspen Perkins Mid Cap Value
  Portfolio......................................        --            0.83%           0.00%          0.83%
 Overseas Portfolio..............................        --            0.74%             --           0.74%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I...........................        --            0.81%           0.00%          0.81%
 ClearBridge Variable All Cap Value
  Portfolio -- Class I...........................        --            0.81%           0.00%          0.81%
 ClearBridge Variable Appreciation
  Portfolio -- Class I...........................        --            0.76%           0.00%          0.76%
 ClearBridge Variable Equity Income
  Portfolio -- Class I...........................        --            0.82%           0.00%          0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I...........................        --            0.88%           0.00%          0.88%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I...........................        --            0.74%           0.00%          0.74%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio.....................        --            0.93%           0.00%          0.93%
LEGG MASON PARTNERS VARIABLE INCOME TRUST --
 CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................        --            0.82%           0.00%          0.82%
 Western Asset Variable Strategic Bond
  Portfolio......................................        --            1.09%           0.09%          1.00%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A.......       0.01%          0.66%             --           0.66%
 BlackRock Large Cap Core Portfolio --
  Class E........................................        --            0.79%           0.01%          0.78%
 Clarion Global Real Estate Portfolio --
  Class A........................................        --            0.66%             --           0.66%
 Harris Oakmark International Portfolio --
  Class A........................................        --            0.83%           0.02%          0.81%
 Invesco Small Cap Growth Portfolio --
  Class A+.......................................        --            0.87%           0.01%          0.86%
 Janus Forty Portfolio -- Class A................        --            0.66%           0.01%          0.65%
 Loomis Sayles Global Markets Portfolio --
  Class A........................................        --            0.79%             --           0.79%
 Lord Abbett Bond Debenture Portfolio --
  Class A........................................        --            0.54%             --           0.54%
 Lord Abbett Mid Cap Value Portfolio --
  Class B........................................      0.06%           1.00%           0.00%          1.00%
 MetLife Aggressive Strategy Portfolio --
  Class B........................................      0.72%           1.07%             --           1.07%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A+.......................................        --            1.07%           0.02%          1.05%
 MFS(R) Research International Portfolio --
  Class B+.......................................        --            1.00%           0.05%          0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................        --            0.72%           0.01%          0.71%
 Oppenheimer Global Equity Portfolio --
  Class B........................................        --            1.01%           0.02%          0.99%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................        --            0.58%             --           0.58%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
FUND                                                    FEE      (12B-1) FEES   EXPENSES
------------------------------------------------   ----------   -------------- ------------
 Pioneer Fund Portfolio -- Class A................    0.64%           --          0.04%
 Pioneer Strategic Income Portfolio --
  Class A.........................................    0.57%           --          0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%         0.25%         0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A+........................................    0.75%           --          0.03%
 Third Avenue Small Cap Value Portfolio --
  Class B+........................................    0.74%         0.25%         0.03%
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock
  Portfolio -- Class A............................    0.81%           --          0.10%
 Barclays Aggregate Bond Index Portfolio --
  Class A.........................................    0.25%           --          0.04%
 BlackRock Bond Income Portfolio --
  Class A.........................................    0.32%           --          0.04%
 BlackRock Capital Appreciation Portfolio --
  Class A.........................................    0.70%           --          0.03%
 BlackRock Diversified Portfolio -- Class A+          0.46%           --          0.07%
 BlackRock Large Cap Value Portfolio --
  Class B.........................................    0.63%         0.25%         0.03%
 BlackRock Money Market Portfolio --
  Class A.........................................    0.33%           --          0.02%
 Davis Venture Value Portfolio -- Class A.........    0.70%           --          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................    0.73%         0.10%         0.05%
 Jennison Growth Portfolio -- Class A.............    0.61%           --          0.03%
 MetLife Conservative Allocation Portfolio --
  Class B.........................................    0.09%         0.25%         0.02%
 MetLife Conservative to Moderate
  Allocation Portfolio -- Class B.................    0.07%         0.25%         0.01%
 MetLife Mid Cap Stock Index Portfolio --
  Class A.........................................    0.25%           --          0.07%
 MetLife Moderate Allocation Portfolio --
  Class B.........................................    0.06%         0.25%          --
 MetLife Moderate to Aggressive Allocation
  Portfolio -- Class B............................    0.06%         0.25%         0.01%
 MetLife Stock Index Portfolio -- Class A.........    0.25%           --          0.03%
 MFS(R) Total Return Portfolio -- Class F.........    0.55%         0.20%         0.05%
 MFS(R) Value Portfolio -- Class A................    0.70%           --          0.03%
 MSCI EAFE(R) Index Portfolio -- Class A..........    0.30%           --          0.11%
 Neuberger Berman Genesis Portfolio --
  Class A.........................................    0.82%           --          0.04%
 Russell 2000(R) Index Portfolio -- Class A.......    0.25%           --          0.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+...........................    0.60%         0.25%         0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A............    0.47%           --          0.03%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Global Equity Series......................    1.00%           --          0.31%
 MFS(R) High Income Series........................    0.70%           --          0.10%
 MFS(R) New Discovery Series......................    0.90%           --          0.07%
OPPENHEIMER VARIABLE ACCOUNT FUNDS --
 NON-SERVICE SHARES
 Oppenheimer Main Street Small Cap
  Fund(R)/VA......................................    0.69%           --          0.14%
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio........................    0.43%         0.15%          --



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
FUND                                                   EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
------------------------------------------------    -------------   ------------   --------------   -----------
 Pioneer Fund Portfolio -- Class A................        --            0.68%           0.03%          0.65%
 Pioneer Strategic Income Portfolio --
  Class A.........................................        --            0.63%             --           0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................        --            0.84%             --           0.84%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class A+........................................        --            0.78%             --           0.78%
 Third Avenue Small Cap Value Portfolio --
  Class B+........................................        --            1.02%           0.01%          1.01%
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock
  Portfolio -- Class A............................        --            0.91%           0.10%          0.81%
 Barclays Aggregate Bond Index Portfolio --
  Class A.........................................        --            0.29%           0.01%          0.28%
 BlackRock Bond Income Portfolio --
  Class A.........................................        --            0.36%           0.00%          0.36%
 BlackRock Capital Appreciation Portfolio --
  Class A.........................................        --            0.73%           0.01%          0.72%
 BlackRock Diversified Portfolio -- Class A+              --            0.53%             --           0.53%
 BlackRock Large Cap Value Portfolio --
  Class B.........................................        --            0.91%           0.03%          0.88%
 BlackRock Money Market Portfolio --
  Class A.........................................        --            0.35%           0.01%          0.34%
 Davis Venture Value Portfolio -- Class A.........        --            0.73%           0.05%          0.68%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................        --            0.88%           0.02%          0.86%
 Jennison Growth Portfolio -- Class A.............        --            0.64%           0.07%          0.57%
 MetLife Conservative Allocation Portfolio --
  Class B.........................................      0.54%           0.90%           0.01%          0.89%
 MetLife Conservative to Moderate
  Allocation Portfolio -- Class B.................      0.58%           0.91%           0.00%          0.91%
 MetLife Mid Cap Stock Index Portfolio --
  Class A.........................................      0.02%           0.34%           0.00%          0.34%
 MetLife Moderate Allocation Portfolio --
  Class B.........................................      0.63%           0.94%           0.00%          0.94%
 MetLife Moderate to Aggressive Allocation
  Portfolio -- Class B............................      0.67%           0.99%           0.00%          0.99%
 MetLife Stock Index Portfolio -- Class A.........        --            0.28%           0.01%          0.27%
 MFS(R) Total Return Portfolio -- Class F.........        --            0.80%             --           0.80%
 MFS(R) Value Portfolio -- Class A................        --            0.73%           0.13%          0.60%
 MSCI EAFE(R) Index Portfolio -- Class A..........      0.01%           0.42%           0.00%          0.42%
 Neuberger Berman Genesis Portfolio --
  Class A.........................................        --            0.86%           0.01%          0.85%
 Russell 2000(R) Index Portfolio -- Class A.......      0.09%           0.42%           0.00%          0.42%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+...........................        --            0.89%           0.01%          0.88%
 Western Asset Management
  U.S. Government Portfolio -- Class A............        --            0.50%           0.02%          0.48%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
 MFS(R) Global Equity Series......................        --            1.31%           0.16%          1.15%
 MFS(R) High Income Series........................        --            0.80%             --           0.80%
 MFS(R) New Discovery Series......................        --            0.97%             --           0.97%
OPPENHEIMER VARIABLE ACCOUNT FUNDS --
 NON-SERVICE SHARES
 Oppenheimer Main Street Small Cap
  Fund(R)/VA......................................        --            0.83%           0.03%          0.80%
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
 PIMCO All Asset Portfolio........................      0.75%           1.33%           0.09%          1.24%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
FUND                                                 FEE      (12B-1) FEES   EXPENSES
---------------------------------------------    ----------  -------------- ----------
 PIMCO CommodityRealReturn(R) Strategy
  Portfolio....................................    0.74%         0.15%        0.11%
 PIMCO Long-Term U.S. Government
  Portfolio....................................    0.48%         0.15%        0.04%
 PIMCO Low Duration Portfolio..................    0.50%         0.15%         --
 PIMCO Total Return Portfolio..................    0.50%         0.15%         --
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Emerging Markets VCT Portfolio........    1.15%         0.25%        0.30%
 Pioneer Mid Cap Value VCT Portfolio...........    0.65%         0.25%        0.07%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund............    0.71%         0.25%        0.23%
 Putnam VT Multi-Cap Growth Fund+..............    0.57%         0.25%        0.15%
ROYCE CAPITAL FUND -- INVESTMENT CLASS
 Royce Micro-Cap Portfolio.....................    1.25%          --          0.08%
 Royce Small-Cap Portfolio.....................    1.00%          --          0.06%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Emerging Markets Debt Portfolio...............    0.75%          --          0.30%
 Emerging Markets Equity Portfolio.............    1.25%          --          0.40%



                                                                                                 NET TOTAL
                                                    ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                 FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
FUND                                                EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
---------------------------------------------   -------------   ------------    --------------  -----------
 PIMCO CommodityRealReturn(R) Strategy
  Portfolio....................................     0.14%           1.14%           0.14%          1.00%
 PIMCO Long-Term U.S. Government
  Portfolio....................................       --            0.67%             --           0.67%
 PIMCO Low Duration Portfolio..................       --            0.65%             --           0.65%
 PIMCO Total Return Portfolio..................       --            0.65%             --           0.65%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Emerging Markets VCT Portfolio........     0.01%           1.71%             --           1.71%
 Pioneer Mid Cap Value VCT Portfolio...........       --            0.97%             --           0.97%
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Value Fund............       --            1.19%             --           1.19%
 Putnam VT Multi-Cap Growth Fund+..............       --            0.97%             --           0.97%
ROYCE CAPITAL FUND -- INVESTMENT CLASS
 Royce Micro-Cap Portfolio.....................       --            1.33%             --           1.33%
 Royce Small-Cap Portfolio.....................       --            1.06%             --           1.06%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Emerging Markets Debt Portfolio...............       --            1.05%             --           1.05%
 Emerging Markets Equity Portfolio.............       --            1.65%           0.23%          1.42%


+ Not available under all Policies. Availability depends on Policy issue date.



The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.




             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS
--------------------------------------------------------------------------------
                             THE INSURANCE COMPANY


METLIFE INSURANCE COMPANY OF CONNECTICUT is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


                THE SEPARATE ACCOUNT AND ITS INVESTMENT OPTIONS


Under Connecticut law, MetLife Insurance Company of Connecticut sponsors a separate account: the MetLife of CT Fund UL III for Variable Life Insurance ("FUND UL III"). Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium Payments that you and other Policy Owners invest in the Investment Options are deposited in Fund UL III and are held solely for the benefit of those who invest in the Investment Options of Fund UL III and no one else, including our creditors. The assets of Fund UL III are held in our name on behalf of

Fund UL III and legally belong to us. The income, gains, and losses are credited to, or charged against the Policies issued from Fund UL III without regard to the income, gains or losses from any other separate account or from any other business of the Company. Finally, the assets of Fund UL III may not be used to pay any liabilities of the Company other than those arising from the Policies.

The MetLife of CT Fund UL III for Variable Life Insurance was established on January 15, 1999 under the laws of Connecticut and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account."

Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receives all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund.

We are obligated to pay the death benefit under the Policies even if that amount exceeds the Policy's Contract Value in Fund UL III. Any such amount that exceeds the Policy's Contract Value in Fund UL III is paid from our general account. Death benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments. We issue other life insurance policies and annuity contracts where we pay all money we owe under those policies and contracts from our general account. MetLife Insurance Company of Connecticut is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment adviser to certain of the Funds offered with the Policy or with other variable life insurance policies issued through Fund UL III may be regulated as Commodity Pool Operators. While it does not concede that Fund UL III is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration as a pool operator under the CEA.


                                   THE FUNDS

The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end, management investment company that is registered under the Investment Company Act of 1940. These Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund will be different from that of the Fund.

We select the Funds offered through this Policy based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure and brand recognition, performance and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Contract Value if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Funds.

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR POLICY RESULTING FROM PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocation of Premiums or Contract Value, or both, at any time in our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. These payments may be derived, in whole or in part, from the advisory fees deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees. See the Funds' prospectus for more information. The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.


The Company and/or certain of its affiliated insurance companies have a joint ownership interest in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company.' The Company's ownership interest in MetLife Advisers, LLC entitles us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fund Fees and Expenses" for information on the management fees paid by the Funds and the Fund's Statement of Additional Information for information on the management fees paid by the adviser to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Fund's prospectus. (See "Fund Fees and Expenses" and "Distribution and Compensation.") The payments are deducted from the assets of the Funds and are paid to us or our distributor, MetLife Investors Distribution Company. These payments decrease the Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Distribution and Compensation.")

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-908-253-1400 OR THROUGH YOUR REGISTERED REPRESENTATIVE. We do not guarantee the investment results of the Funds.



           FUNDING OPTION                     INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
----------------------------------   ------------------------------------   ------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income        Invesco Advisers, Inc.
 Series II                           through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.
Invesco V.I. Global Real Estate      Seeks total return through growth of   Invesco Advisers, Inc.
 Fund -- Series I                    capital and current income.            Subadviser: Invesco Asset
                                                                            Management Limited

             FUNDING OPTION                       INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
-------------------------------------   -------------------------------------   --------------------------------
Invesco V.I. Government Securities      Seeks total return, comprised of        Invesco Advisers, Inc.
 Fund -- Series I                       current income and capital
                                        appreciation.
Invesco V.I. International Growth       Seeks long-term growth of capital.      Invesco Advisers, Inc.
 Fund -- Series I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 SERIES FUND, INC.
Global Thematic Growth Portfolio --     Seeks long-term growth of capital.      AllianceBernstein L.P.
 Class B
Intermediate Bond Portfolio -- Class A  Seeks to generate income and price      AllianceBernstein L.P.
                                        appreciation without assuming what
                                        the Adviser considers undue risk.
International Value Portfolio --        Seeks long-term growth of capital.      AllianceBernstein L.P.
 Class A
AMERICAN CENTURY VARIABLE
 PORTFOLIOS, INC. -- CLASS I
VP Ultra(R) Fund                        Seeks long-term capital growth.         American Century Investment
                                                                                Management, Inc.
VP Vista/SM/ Fund                       Seeks long-term capital growth.         American Century Investment
                                                                                Management, Inc.
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Bond Fund                Seeks as high a level of current        Capital Research and Management
                                        income as is consistent with the        Company
                                        preservation of capital.
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Global Small             Seeks long-term growth of capital.      Capital Research and Management
 Capitalization Fund                                                            Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
American Funds High-Income Bond         Seeks a high level of current income.   Capital Research and Management
 Fund                                   Its secondary investment objective is   Company
                                        capital appreciation.
American Funds International Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds New World Fund(R)        Seeks long-term capital appreciation.   Capital Research and Management
                                                                                Company
American Funds                          Seeks a high level of current income    Capital Research and Management
 U.S. Government/AAA-Rated              consistent with preservation of         Company
 Securities Fund                        capital.
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value         Seeks capital appreciation.             Delaware Management Company
 Series

              FUNDING OPTION                        INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
---------------------------------------   -------------------------------------   ----------------------------------
DREYFUS VARIABLE INVESTMENT FUND --
 INITIAL SHARES
Appreciation Portfolio                    Seeks long-term capital growth          The Dreyfus Corporation
                                          consistent with the preservation of     Subadviser: Fayez Sarofim & Co.
                                          capital. Its secondary goal is current
                                          income.
International Value Portfolio             Seeks long-term capital growth.         The Dreyfus Corporation
Opportunistic Small Cap Portfolio         Seeks capital growth.                   The Dreyfus Corporation
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Initial Class  Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
Equity-Income Portfolio -- Initial        Seeks reasonable income. The fund       Fidelity Management & Research
 Class                                    will also consider the potential for    Company
                                          capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                          is to achieve a yield which exceeds
                                          the composite yield on the securities
                                          comprising the S&P 500(R) Index.
Freedom 2010 Portfolio -- Initial         Seeks high total return with a          Strategic Advisers, Inc.
 Class                                    secondary objective of principal
                                          preservation as the fund approaches
                                          its target date and beyond.
Freedom 2015 Portfolio -- Initial         Seeks high total return with a          Strategic Advisers, Inc.
 Class                                    secondary objective of principal
                                          preservation as the fund approaches
                                          its target date and beyond.
Freedom 2020 Portfolio -- Initial         Seeks high total return with a          Strategic Advisers, Inc.
 Class                                    secondary objective of principal
                                          preservation as the fund approaches
                                          its target date and beyond.
Freedom 2025 Portfolio -- Initial         Seeks high total return with a          Strategic Advisers, Inc.
 Class                                    secondary objective of principal
                                          preservation as the fund approaches
                                          its target date and beyond.
Freedom 2030 Portfolio -- Initial         Seeks high total return with a          Strategic Advisers, Inc.
 Class                                    secondary objective of principal
                                          preservation as the fund approaches
                                          its target date and beyond.
Growth & Income Portfolio -- Service      Seeks high total return through a       Fidelity Management & Research
 Class 2                                  combination of current income and       Company
                                          capital appreciation.                   Subadviser: FMR Co., Inc.
High Income Portfolio -- Initial Class    Seeks a high level of current income,   Fidelity Management & Research
                                          while also considering growth of        Company
                                          capital.                                Subadviser: FMR Co., Inc.
Index 500 Portfolio -- Initial Class      Seeks investment results that           Fidelity Management & Research
                                          correspond to the total return of       Company
                                          common stocks publicly traded in the    Subadvisers: FMR Co., Inc.; Geode
                                          United States, as represented by the    Capital Management, LLC
                                          S&P 500(R) Index.

            FUNDING OPTION                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------   -------------------------------------   -------------------------------------
Investment Grade Bond Portfolio --     Seeks as high a level of current        Fidelity Management & Research
 Service Class                         income as is consistent with the        Company
                                       preservation of capital.                Subadviser: Fidelity Investments
                                                                               Money Management, Inc.
Mid Cap Portfolio -- Service Class 2   Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
Overseas Portfolio -- Service Class 2  Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
Franklin Small-Mid Cap Growth          Seeks long-term capital growth.         Franklin Advisers, Inc.
 Securities Fund -- Class 2+
Mutual Global Discovery Securities     Seeks capital appreciation.             Franklin Mutual Advisers, LLC
 Fund -- Class 2
Templeton Developing Markets           Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Securities Fund -- Class 2
Templeton Foreign Securities Fund --   Seeks long-term capital growth.         Templeton Investment Counsel, LLC
 Class 2
Templeton Global Bond Securities       Seeks high current income, consistent   Franklin Advisers, Inc.
 Fund -- Class 1                       with preservation of capital, with
                                       capital appreciation as a secondary
                                       consideration.
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                   Seeks long-term growth of capital.      Janus Capital Management LLC
Global Research Portfolio+             Seeks long-term growth of capital.      Janus Capital Management LLC
Global Technology Portfolio            Seeks long-term growth of capital.      Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value      Seeks capital appreciation.             Janus Capital Management LLC
 Portfolio                                                                     Subadviser: Perkins Investment
                                                                               Management LLC
Overseas Portfolio                     Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                    LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable All Cap Value     Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary           LLC
                                       consideration.                          Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  capital.                                LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Equity Income     Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Long-term capital appreciation is a     LLC
                                       secondary objective.                    Subadviser: ClearBridge Investments,
                                                                               LLC

             FUNDING OPTION                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------   --------------------------------------   -------------------------------------
ClearBridge Variable Large Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value     Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                    Current income is a secondary            LLC
                                         objective.                               Subadviser: ClearBridge Investments,
                                                                                  LLC
Legg Mason Investment Counsel            Seeks capital appreciation and           Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio     retention of net investment income.      LLC
                                                                                  Subadviser: Legg Mason Investment
                                                                                  Counsel, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High       Seeks to maximize total return,          Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                    consistent with the preservation of      LLC
                                         capital.                                 Subadvisers: Western Asset
                                                                                  Management Company; Western
                                                                                  Asset Management Company
                                                                                  Limited; Western Asset Management
                                                                                  Company Pte. Ltd.
Western Asset Variable Strategic Bond    Seeks to maximize total return,          Legg Mason Partners Fund Advisor,
 Portfolio                               consistent with the preservation of      LLC
                                         capital.                                 Subadvisers: Western Asset
                                                                                  Management Company; Western
                                                                                  Asset Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --        Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                                 consistent with income generation        Subadviser: BlackRock Financial
                                         and prudent investment management.       Management, Inc.
BlackRock Large Cap Core                 Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class E                                                              Subadviser: BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio --  Seeks total return through investment    MetLife Advisers, LLC
 Class A                                 in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                         both capital appreciation and current    LLC
                                         income.
Harris Oakmark International             Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class A                                                              Subadviser: Harris Associates L.P.
Invesco Small Cap Growth                 Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A+                                                             Subadviser: Invesco Advisers, Inc.
Janus Forty Portfolio -- Class A         Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                  Subadviser: Janus Capital
                                                                                  Management LLC
Loomis Sayles Global Markets             Seeks high total investment return       MetLife Advisers, LLC
 Portfolio -- Class A                    through a combination of capital         Subadviser: Loomis, Sayles &
                                         appreciation and income.                 Company, L.P.
Lord Abbett Bond Debenture               Seeks high current income and the        MetLife Advisers, LLC
 Portfolio -- Class A                    opportunity for capital appreciation     Subadviser: Lord, Abbett & Co. LLC
                                         to produce a high total return.

            FUNDING OPTION                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------   ---------------------------------------   --------------------------------------
Lord Abbett Mid Cap Value              Seeks capital appreciation through        MetLife Advisers, LLC
 Portfolio -- Class B                  investments, primarily in equity          Subadviser: Lord, Abbett & Co. LLC
                                       securities, which are believed to be
                                       undervalued in the marketplace.
MetLife Aggressive Strategy            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A+                                                           Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B+                                                           Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital       MetLife Advisers, LLC
                                       growth.                                   Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio --  Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Mid Cap Growth           Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A+                                                           Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
Third Avenue Small Cap Value           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B+                                                           Subadviser: Third Avenue
                                                                                 Management LLC
METROPOLITAN SERIES FUND
Baillie Gifford International Stock    Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Baillie Gifford Overseas
                                                                                 Limited
Barclays Aggregate Bond Index          Seeks to track the performance of the     MetLife Advisers, LLC
 Portfolio -- Class A                  Barclays U.S. Aggregate Bond Index.       Subadviser: MetLife Investment
                                                                                 Management, LLC
BlackRock Bond Income Portfolio --     Seeks a competitive total return          MetLife Advisers, LLC
 Class A                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC

              FUNDING OPTION                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------   --------------------------------------   -------------------------------------
BlackRock Diversified Portfolio --        Seeks high total return while            MetLife Advisers, LLC
 Class A+                                 attempting to limit investment risk      Subadviser: BlackRock Advisors, LLC
                                          and preserve capital.
BlackRock Large Cap Value                 Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                              Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --       Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                          capital.
Davis Venture Value Portfolio --          Seeks growth of capital.                 MetLife Advisers, LLC
 Class A                                                                           Subadviser: Davis Selected Advisers,
                                                                                   L.P.
Frontier Mid Cap Growth Portfolio --      Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                           Subadviser: Frontier Capital
                                                                                   Management Company, LLC
Jennison Growth Portfolio -- Class A      Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                   Subadviser: Jennison Associates LLC
MetLife Conservative Allocation           Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                     with growth of capital as a secondary
                                          objective.
MetLife Conservative to Moderate          Seeks high total return in the form of   MetLife Advisers, LLC
 Allocation Portfolio -- Class B          income and growth of capital, with a
                                          greater emphasis on income.
MetLife Mid Cap Stock Index               Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio -- Class A                     Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                          Composite Stock Price Index.             Management, LLC
MetLife Moderate Allocation               Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                     of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
MetLife Moderate to Aggressive            Seeks growth of capital.                 MetLife Advisers, LLC
 Allocation Portfolio -- Class B
MetLife Stock Index Portfolio --          Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                                  Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                          Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio -- Class F  Seeks a favorable total return through   MetLife Advisers, LLC
                                          investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                   Services Company
MFS(R) Value Portfolio -- Class A         Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                   Subadviser: Massachusetts Financial
                                                                                   Services Company
MSCI EAFE(R) Index Portfolio -- Class A   Seeks to track the performance of the    MetLife Advisers, LLC
                                          MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                   Management, LLC
Neuberger Berman Genesis                  Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class A                     principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                   Management LLC
Russell 2000(R) Index Portfolio --        Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                                  Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                   Management, LLC

            FUNDING OPTION                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-----------------------------------   ---------------------------------------   --------------------------------------
T. Rowe Price Large Cap Growth        Seeks long-term growth of capital         MetLife Advisers, LLC
 Portfolio -- Class B+                and, secondarily, dividend income.        Subadviser: T. Rowe Price Associates,
                                                                                Inc.
Western Asset Management              Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --         consistent with preservation of capital   Subadviser: Western Asset
 Class A                              and maintenance of liquidity.             Management Company
MFS(R) VARIABLE INSURANCE TRUST --
 INITIAL CLASS
MFS(R) Global Equity Series           Seeks capital appreciation.               Massachusetts Financial Services
                                                                                Company
MFS(R) High Income Series             Seeks total return with an emphasis       Massachusetts Financial Services
                                      on high current income, but also          Company
                                      considering capital appreciation.
MFS(R) New Discovery Series           Seeks capital appreciation.               Massachusetts Financial Services
                                                                                Company
OPPENHEIMER VARIABLE ACCOUNT
 FUNDS -- NON-SERVICE SHARES
Oppenheimer Main Street Small Cap     Seeks capital appreciation.               OppenheimerFunds, Inc.
 Fund(R)/VA
PIMCO VARIABLE INSURANCE TRUST --
 ADMINISTRATIVE CLASS
PIMCO All Asset Portfolio             Seeks maximum real return consistent      Pacific Investment Management
                                      with preservation of real capital and     Company LLC
                                      prudent investment management.            Subadviser: Research Affiliates, LLC
PIMCO CommodityRealReturn(R)          Seeks maximum real return consistent      Pacific Investment Management
 Strategy Portfolio                   with prudent investment                   Company LLC
                                      management.
PIMCO Long-Term U.S. Government       Seeks maximum total return,               Pacific Investment Management
 Portfolio                            consistent with preservation of capital   Company LLC
                                      and prudent investment management.
PIMCO Low Duration Portfolio          Seeks maximum total return,               Pacific Investment Management
                                      consistent with preservation of capital   Company LLC
                                      and prudent investment management.
PIMCO Total Return Portfolio          Seeks maximum total return,               Pacific Investment Management
                                      consistent with preservation of capital   Company LLC
                                      and prudent investment management.
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Emerging Markets VCT          Seeks long-term growth of capital.        Pioneer Investment Management, Inc.
 Portfolio
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by             Pioneer Investment Management, Inc.
                                      investing in a diversified portfolio of
                                      securities consisting primarily of
                                      common stocks.
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT International Value Fund    Seeks capital growth. Current income      Putnam Investment Management,
                                      is a secondary objective.                 LLC
                                                                                Subadviser: The Putnam Advisory
                                                                                Company, LLC

           FUNDING OPTION                       INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
----------------------------------   ---------------------------------------   -------------------------------
Putnam VT Multi-Cap Growth Fund+     Seeks long-term capital appreciation.     Putnam Investment Management,
                                                                               LLC
ROYCE CAPITAL FUND -- INVESTMENT
 CLASS
Royce Micro-Cap Portfolio            Seeks long-term growth of capital.        Royce & Associates, LLC
Royce Small-Cap Portfolio            Seeks long-term growth of capital.        Royce & Associates, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. -- CLASS I
Emerging Markets Debt Portfolio      Seeks high total return by investing      Morgan Stanley Investment
                                     primarily in fixed income securities of   Management Inc.
                                     government and government-related
                                     issuers and, to a lesser extent, of
                                     corporate issuers in emerging market
                                     countries.
Emerging Markets Equity Portfolio    Seeks long-term capital appreciation      Morgan Stanley Investment
                                     by investing primarily in                 Management Inc.
                                     growth-oriented equity securities of      Subadvisers: Morgan Stanley
                                     issuers in emerging market countries.     Investment Management Company;
                                                                               Morgan Stanley Investment
                                                                               Management Limited


+ Not available under all Policies. Availability depends on Policy issue date.



                                 VOTING RIGHTS


The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Policy Owners may control the outcome of the vote.

Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual or semi-annual report to Policy Owners.


                             CONFLICTS OF INTEREST


The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interests of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.


                               THE FIXED ACCOUNT
                      (MAY NOT BE AVAILABLE IN ALL STATES)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the General Account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account, subject to certain restrictions. (See "Transfers.") We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company's General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner's Contract Value. The Fixed Account will not share in the investment performance of our General Account but is subject to the claims of our creditors. See the Transfers section for information on restrictions on transfers into and out of the Fixed Account.




                         POLICY CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------
We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The SERVICES AND BENEFITS we provide include:

   o the ability for you to make withdrawals and surrenders under the Policies;

   o   the ability for you to obtain a loan under the Policies;

   o   the Death Benefit paid on the death of the Insured;

   o making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);

   o administration of the various elective options available under the Policies; and

   o   the distribution of various reports to Policy Owners.

The COSTS AND EXPENSES we incur include:

   o expenses associated with underwriting applications and increases in the Stated Amount;

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;

   o sales and marketing expenses including commission payments to your sales agent; and

   o   other costs of doing business.

RISKS we assume include:

   o that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and

   o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.


                            CHARGES AGAINST PREMIUM


We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (NET PREMIUM PAYMENT) among the Investment Options and the Fixed Account.

   o FRONT-END SALES EXPENSE CHARGE: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.

                       SALES EXPENSE CHARGES            SALES EXPENSE CHARGES
                        ON A CURRENT BASIS              ON A GUARANTEED BASIS
                  ----------------------------- --   ------------------------------
                   UP TO TARGET     ABOVE TARGET     UP TO TARGET     ABOVE TARGET
  POLICY YEARS        PREMIUM          PREMIUM          PREMIUM         PREMIUM
---------------   --------------   --------------   --------------   -------------
  Years 1 -- 7          7%              0%               9%               5%
    Years 8+          3.5%              0%               9%               5%

Currently, 2.25% of the Sales Expense Charge is designed to compensate the Company for STATE PREMIUM TAXES owed by the Company associated with the receipt of Premium Payments, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge (up to Target Premium) is designed to compensate us for FEDERAL TAXES (federal deferred acquisition cost charge) associated with the receipt of Premium Payments, which cost is borne by the Policy Owner.


                         CHARGES AGAINST CONTRACT VALUE


MONTHLY DEDUCTION AMOUNT: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option's values attributable to the Policy and the Fixed Account. We deduct the amount on the first day of each Policy Month (the DEDUCTION DATE). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge, and (3) charges for any Rider . These are described below.

   o COST OF INSURANCE CHARGE: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. THE COVERAGE AMOUNT IS EQUAL TO THE AMOUNT INSURED LESS THE CONTRACT VALUE. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction; and (3) the current cost per dollar for insurance coverage.

   o There are maximum or GUARANTEED COST OF INSURANCE RATES associated with your Policy that are shown on the Policy Summary page of your Policy. For Policies with an Issue Date before January 1, 2009, the guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary Mortality Table B, which are used for unisex cost of insurance rates. For Policies with an Issue Date on or after January 1, 2009, the guaranteed rates are based on the 2001 Commissioners Standard Ordinary Mortality Tables ("2001 CSO Tables"). Unisex guaranteed cost of insurance rates are based on the 2001 CSO Table weighted 80% male, 20% female. The rates are also based on the age, gender and risk class of the Insured.

   o The CURRENT COST OF INSURANCE RATES are based on the age, risk class and gender (unless unisex rates are required) of the Insured, as well as the method of underwriting we use in connection with processing your application for a Policy (See "Applying for a Policy"). The current rates are less than or equal to the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determine the current rates for the initial base Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for Insureds of the same age, sex, duration and rate class.

   o POLICY ADMINISTRATIVE EXPENSE CHARGE: A $5.00 fee. (current and guaranteed)

   o CHARGES FOR RIDERS: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

   o   SURRENDER CHARGES: There is no surrender charge.

                      CHARGES AGAINST THE SEPARATE ACCOUNT
             (NOT ASSESSED ON CONTRACT VALUES IN THE FIXED ACCOUNT)

MORTALITY AND EXPENSE RISK CHARGE: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.


                    M&E CHARGE ON A     M&E CHARGE ON A
                     CURRENT BASIS      GUARANTEED BASIS
  POLICY YEARS          (ANNUAL)            (ANNUAL)
----------------   -----------------   -----------------
      1 -- 4          up to 0.45%             0.75%
      5 -- 15         up to 0.25%             0.75%
     16 -- 20         up to 0.25%             0.75%
  21 and after        up to 0.05%             0.75%

                                  FUND CHARGES


Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the Separate Account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the "Fee Tables" section in this prospectus and the Fund company prospectuses for information on the Fund charges.


                MODIFICATION, RESERVED RIGHTS AND OTHER CHARGES


We may offer the Policy in arrangements where an employer or trustee will own a group of Policies on the lives of certain employees, or in other situations where groups of Policies will be purchased at one time. We may modify (increase, decrease or eliminate) the mortality and expense risk charge, front-end sales charges and monthly policy administrative expense charges in such arrangements to reflect the increased or decreased sales expenses, administrative costs and/or mortality and expense risks we expect to incur as a result of sales to a particular group. We will not modify these charges in ways that will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, Dollar Cost Averaging, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.



                               POLICY DESCRIPTION
--------------------------------------------------------------------------------
The Policy is both an insurance product and a security. The Policy is first and foremost a life insurance policy with death benefits, contract values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to.
The Policy is non-participating, which means the Company will not pay dividends on the Policy.


                             APPLYING FOR A POLICY


To purchase a Policy, an APPLICATION on the Insured must be submitted to us with information that includes:

   o   Requested Stated Amount (minimum of $50,000)

   o   Death Benefit Option

   o   Beneficiary

   o   Investment Option selections, and

   o   Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of 20-80. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible Insureds within the eligible group for whom a Policy could be purchased and the percentage of those Insureds for whom a Policy is actually purchased. The three types of underwriting are:

   o Guaranteed Issue -- requires the least evidence of insurability and rating classification.

   o Simplified Underwriting -- requires more evidence of insurability and rating classification.

   o Full Underwriting -- requires the most evidence of insurability and rating classification.

An Insured who qualifies for standard or preferred risk classification under full underwriting may pay higher cost of insurance rates if simplified underwriting or guaranteed issue is applied.

A Policy will be issued only after the underwriting process is completed to our satisfaction (ISSUE DATE). The POLICY DATE (shown on the Policy Summary) is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured. Beginning January 1, 2009, the Policies may not be available in all states.


                       RIGHT TO CANCEL (FREE LOOK PERIOD)

An applicant may cancel the Policy by returning it via mail or personal delivery to the Company at our Administrative Office or to the agent who sold the Policy. The Policy must be returned by the latest of:

    (1)   10 days after delivery of the Policy to the Policy Owner, or

    (2)   45 days of completion of the Policy application, or

    (3) 10 days after the Notice of Right to Cancel has been mailed or delivered to the Applicant, whichever is later, or

    (4)   later if required by state law.

Depending on state law, we will refund either:

    (1)   All Premium Payments less any Outstanding Loans, or

    (2) The Contract Value of the Policy on the date we received the returned Policy, plus any charges and expenses that were deducted, less any Outstanding Loans.

During the Right to Cancel period, we allocate Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio unless you purchase a Policy in a state that permits us to refund Contract Value. If you purchase the Policy in a state that permits us to refund Contract Value, we will invest your Net Premium Payments in the Investment Options you select during the Right to Cancel period.


                              WHEN COVERAGE BEGINS

Except as stated in the Temporary Insurance Agreement, no insurance will take effect prior to the later of the Issue Date or the Policy Date shown on the Policy Summary. Insurance issued will take effect on the later of the Issue Date or the Policy Date shown on the Policy Summary if, on the later of the Policy Date or the Issue Date, the health and other conditions relating to insurability remain complete and true as described in the application.

You may request a Policy Date of up to twelve months prior to the Issue Date for the purpose of preserving a younger Age, or other reasons, subject to our administrative procedures and state laws (a "back-dated policy"). In many but not all cases, a younger Age will result in a smaller Planned Premium and lower cost of insurance charges. However, we will deduct the Monthly Deduction Amount under the Policy beginning on the Policy Date even though insurance coverage will not be effective until the Issue Date of the Policy.

                    INCOME TAX FREE `SECTION 1035' EXCHANGES


You can generally exchange one life insurance policy for another in a `tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax on the gain and potentially an early withdrawal or other penalty on the exchange. You should not exchange an existing life insurance policy for this one unless you determine, after knowing all the facts and consultation with a tax adviser, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


                            OWNERSHIP/POLICY RIGHTS


The POLICY OWNER is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

   o   Assigning the Policy

       The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See "Tax Treatment of Policy Benefits." You should consult a tax adviser before assigning the Policy.


   o   Receiving the Maturity Benefit

       If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

           1.  Outstanding Loan;

           2.  Monthly Deduction Amount due but not paid; and

           3. Amount payable to an assignee under a collateral assignment of the Policy.

       Upon maturity, insurance ends and we have no further obligation under the Policy.

   o   Changing or Revoking a Beneficiary

       The BENEFICIARY is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

       Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Administrative Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

   o   Decreases in the Stated Amount of Insurance

       You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

           1.  against the most recent increase in the Stated Amount;

           2.  to other increases in the reverse order in which they occurred;
               and

           3.  to the initial Stated Amount.

       A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

       We will send you a supplemental Policy Summary reflecting any change. We reserve the right to limit the number of decreases to the Stated Amount to one each Policy Year.

   o   Changing the Death Benefit Option

       After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible:
       Options 1-2, Options 2-1 and Options 3-1.

       If the option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

       It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

   o Increases in the Stated Amount (requires additional underwriting approval)

       You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 80. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. We will require you to submit a new application and evidence of insurability in consideration of the attained age of the Insured at the time the increase is requested.. The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.

       We reserve the right to limit the number of increases to the Stated Amount to one each Policy Year.

Written requests for changes should be sent to our Administrative Office. Some of these Policy changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.



                                    PREMIUMS
--------------------------------------------------------------------------------
               AMOUNT, FREQUENCY AND DURATION OF PREMIUM PAYMENTS


The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (PLANNED PREMIUM). The amount of your Premium Payment will vary based on factors including: the age, sex and rating classification of the Insured. The minimum initial premium we will accept is the amount necessary to pay the Monthly Deduction Amount due.

Prior to the Maturity Date, you may request a change in the amount and frequency of your Planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:

   o mailing a check, payable to MetLife Insurance Company of Connecticut, to: MetLife Insurance Company of Connecticut, Specialized Benefit Resources, at our Administrative Office;

   o by direct checking account deductions (you must complete a pre-authorization collection form) (this method of premium payment is not currently available); or

   o   by wire transfer.

If you send your Premium Payments or transaction requests to an address other than the one we have designated for receipt of such Premium Payments or requests, we may return the Premium Payment to you, or there may be a delay in applying the Premium Payment or transaction to your Policy.

We do not accept Premium Payments made in cash or by money orders. The form in which we receive a Premium Payment may determine how soon subsequent disbursement requests may be fulfilled. See "Other Policy Information -- Payment and Suspension of Valuation."

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a GRACE PERIOD will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any Outstanding Loans. If the required Premium Payment is not paid within 31 days (subject to state law) after the notice is sent, the Policy will lapse.


                         ALLOCATION OF PREMIUM PAYMENTS

During the underwriting period, any Net Premium Payments we receive will be placed in a non-interest bearing account. On the Policy Date we will allocate your Net Premium Payments to the Investment Options and Fixed Account in the percentages you indicate on the application (premium allocation instructions). However, if state law requires us to return Premium Payments if you exercise your right to cancel the Policy during the Right to Cancel period, then, we will allocate your Net Premium Payments to the BlackRock Money Market Portfolio or equivalent money market portfolio from the Policy Date until the end of the Right to Cancel period, and thereafter to the Investment Options and Fixed Account you selected.

Any allocation must be at least 5% and must be a whole percentage. We are not currently enforcing these restrictions but reserve the right to do so in the future.

You may change your Premium Payment allocation instructions upon written request to us (or any other notification we deem satisfactory) at our Administrative Office. Any allocation change will be effective on the date we record the change. Any future Premium Payments will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction as of the next computed Accumulation Unit Value of an Investment Option following our receipt of the Premium Payment or other transaction request in good order. A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if it is not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.



                            VALUES UNDER YOUR POLICY
--------------------------------------------------------------------------------
                                 CONTRACT VALUE


Each Policy has a CONTRACT VALUE that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy's Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy's Contract Value will change daily, has no guaranteed minimum value and may be more or less than the Premiums paid. We calculate the Policy's Contract Value each day the New York Stock Exchange is open for trading (a VALUATION DATE). The period between successive Valuation Dates is called a VALUATION PERIOD.

The Contract Value will increase or decrease depending on the investment performance of the Investment Options, the Premium Payments you make, the fees and charges we deduct and any Policy transactions (loans, withdrawals, surrenders) you make.


                          INVESTMENT OPTION VALUATION


The value of each Investment Option is measured in ACCUMULATION UNITS. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option's Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding NET INVESTMENT FACTOR (see below) for the Valuation Period just ended. For example, to calculate Monday's Valuation Date price, we would multiply Friday's Accumulation Unit Value by Monday's Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.


                                                                                      a
                                                                                     --
We determine the NET INVESTMENT FACTOR for any Valuation Period using the following     - c
  equation:
                                                                                      b

A is:

    1. the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

    2. the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

    3. a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

B is:

    1. the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

    2. the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

C is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option's investment experience. The Separate Account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Net Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Administrative Office.


                            FIXED ACCOUNT VALUATION

The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium Payment allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

    a. Net Premium Payments allocated to the Fixed Account since the preceding day

    b. Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

    c.  Interest credited to the Fixed Account since the preceding day,

     minus:

    d. Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

    e. Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the CONTRACT VALUE) since the preceding day

    f. Any transfer charges that have been deducted from the Fixed Account since the preceding day

    g. Any surrender amounts that have been deducted from the Fixed Account since the preceding day

    h. Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.


                             LOAN ACCOUNT VALUATION


When you borrow money from us using the Policy as collateral for the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata) to the Loan Account as collateral for that loan. Loan amounts will be transferred from the Fixed Account only if insufficient amounts are available in the Investment Options. You may borrow up to 100% of the Policy's Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in arrears at the end of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.60% in Policy Years 11-20, and 4.75% in Policy Years 21 and later.

When we determine a Policy's Contract Value, the value in the Loan Account (i.e., the amount we transferred from the Investment Options and the Fixed Account to secure the loan, adjusted for any repayments or additional Policy loans) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.




                                   TRANSFERS
--------------------------------------------------------------------------------
                          TRANSFERS OF CONTRACT VALUE


Generally, you may transfer Contract Value among the Investment Options. Transfer requests received at our Administrative Office or Andesa Services, Inc. that are in good order before the close of the New York Stock Exchange
(NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


RESTRICTIONS ON TRANSFERS

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer Contract Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds, that is:


Invesco V.I. Global Real Estate Fund
Invesco V.I. International Growth Fund
AllianceBernstein Global Thematic Growth Portfolio
AllianceBernstein International Value Portfolio
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds High-Income Bond Fund
American Funds International Fund
American Funds New World Fund(R)
Delaware VIP(R) Small Cap Value Series
Dreyfus International Value Portfolio
Dreyfus Opportunistic Small Cap Portfolio
Fidelity(R) VIP High Income Portfolio
Fidelity(R) VIP Overseas Portfolio
Franklin Small-Mid Cap Growth Securities Fund
Mutual Global Discovery Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Janus Aspen Global Technology Portfolio
Janus Aspen Overseas Portfolio
Janus Aspen Global Research Portfolio
Western Asset Variable Global High Yield Bond Portfolio
Western Asset Variable Strategic Bond Portfolio
BlackRock High Yield Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Markets Portfolio
Lord Abbett Bond Debenture Portfolio
MFS(R) Emerging Markets Equity Portfolio
MFS(R) Research International Portfolio
Pioneer Strategic Income Portfolio
Third Avenue Small Cap Value Portfolio
Baillie Gifford International Stock Portfolio
MSCI EAFE(R) Index Portfolio
Neuberger Berman Genesis Portfolio
Oppenheimer Global Equity Portfolio
Russell 2000(R) Index Portfolio
MFS(R) Global Equity Series
MFS(R) High Income Series
MFS(R) New Discovery Series
Oppenheimer Main Street Small Cap Fund(R)/VA
Pioneer Emerging Markets VCT Portfolio
Putnam VT International Value Fund
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
UIF Emerging Markets Debt Portfolio
UIF Emerging Markets Equity Portfolio


(the "Monitored Funds") and we monitor transfer activity in those Monitored Funds. In addition, as described below, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine, if for each category of international, small-cap and high-yield Funds, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Funds at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Funds, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail (and overnight delivery services) and will reject transfer requests requested via facsimile, telephone or Internet. This restriction will apply to all Policies within a `plan' (i.e. arrangements where an employer or trustee will own a group of Policies on the lives of certain employees or in other instances, where a group of Policies will be purchased at one time) unless the employer, trustee or other administrator has the ability to apply a transfer restriction meeting our requirements to individual Policies. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

   o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any policy owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual obligation or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further allocations or transfers by specific Policy Owners who violate the frequent transfer policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds are generally "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single policy owner). You should read the Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Funds and may disrupt fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the Funds except where the manager of a particular Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some fund managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


We reserve the right to limit the number of free transfers among the Investment Options to six in any Policy Year and to charge a $10 transfer fee for each additional transfer that we allow. We also reserve the right to limit the number of transfers between the Fixed Account and the Separate Account to two in any Policy Year. See below for additional restrictions involving transfers between the Fixed Account and the Separate Account.


  TRANSFER OF CONTRACT VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS


Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25% of the Contract Value in the Fixed Account. It is important to note that since we are enforcing the restriction on transfers and withdrawals from the Fixed Account, it could take 10 years or more to fully transfer or withdraw a current balance in the Fixed Account. You should keep this in mind when considering whether an allocation of Cash Value to the Fixed Account is consistent with your risk tolerance and time horizon.


  TRANSFER OF CONTRACT VALUE FROM THE INVESTMENT OPTIONS TO THE FIXED ACCOUNT


Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value.


                      DOLLAR-COST AVERAGING (DCA PROGRAM)


You may establish automated transfers of CONTRACT VALUE on a monthly or quarterly basis from any Investment Option to any other available Investment Option by completing our DCA authorization form or through other written request acceptable to us. You must have a minimum of $1000 of CONTRACT VALUE to enroll in the DCA Program. The minimum automated transfer amount is $100.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Policy. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


Before transferring any part of the CONTRACT VALUE, you should consider the risks involved in switching between Investment Options available under this Policy. Dollar-Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

The Fixed Account is not eligible for participation in the Dollar-Cost Averaging program.


                             PORTFOLIO REBALANCING


This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to periodically, and automatically, reallocate values in your Policy to return your allocation percentages for the Investment Options to the allocation percentages you originally selected. You may participate in the Portfolio Rebalancing Program by completing our rebalancing form.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be the Amount Insured at the time of death minus any unpaid Monthly Deduction Amount, any Outstanding Loans, and any amount payable to an assignee under a collateral assignment of the Policy.

You may elect one of three Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any Outstanding Loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the "LEVEL OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "MINIMUM AMOUNT INSURED"). Under Option 2 (the "VARIABLE OPTION"), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3 (the "ANNUAL INCREASE OPTION"), the Amount Insured will be equal to (a) plus (b) where: (a) is the Stated Amount of the Policy and (b) is the greater of zero and the lesser of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total Premium Payments less partial surrenders accumulated at the interest rate shown on the Policy Summary; or if greater, the Minimum Amount Insured.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance policy under the current federal tax law. Under that law, the Minimum Amount Insured equals a stated percentage of the Policy's Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") irrevocably selected by you at the time of application. (Cash Value Accumulation Test or Guideline Premium Cash Value Corridor Test). The

Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease by a ratable portion for each full year:


 ATTAINED AGE
  OF INSURED     PERCENTAGE
-------------   -----------
     0-40           250
      45            215
      50            185
      55            150
      60            130
      65            120
      70            115
    75-90           105
    95-99           101
     100            100

Federal tax law imposes another cash funding limitation on cash value life insurance policies that may increase the Minimum Amount Insured shown above. This limitation, known as the "guideline premium limitation," generally applies during the early years of variable universal life insurance policies.


In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in APPENDIX D.

The Death Benefit payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in the effect on the date of the Policy was issued to you.

The investment performance of the Funds, expenses and deduction of charges all impact Contract Value. In some circumstances, the Death Benefit may vary with the amount of the Contract Value. Under Death Benefit Option 1, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount. Under Death Benefit Option 2, the Death Benefit will always vary with the Contract Value because the Death Benefit is equal to the Stated Amount of the Policy plus the Contract Value as of the date of the Insured's death (or if greater, the Minimum Amount Insured as of the date of the Insured's death). Under Death Benefit Option 3, the Death Benefit will vary with the Contract Value whenever the Contract Value multiplied by the applicable Minimum Amount Insured percentage set forth in
Section 7702 of the Code is greater than the Stated Amount plus Premium Payments paid, minus partial surrenders, accumulated at the specified interest rate. Finally, if the investment performance of the Funds is too low and the Contract Value of your Policy falls below the amount necessary to pay the Monthly Deduction Amount due and you do not send us sufficient Premium Payments, your Policy may lapse and no coverage will be in effect.


                             DEATH BENEFIT EXAMPLES

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under the various Death Benefit Options. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no Outstanding Loan.


                        OPTION 1 -- LEVEL DEATH BENEFIT

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

                       OPTION 2 -- VARIABLE DEATH BENEFIT


In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured's death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).


                       OPTION 3 -- ANNUAL INCREASE OPTION


In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus Premium Payments paid minus partial surrenders, accumulated at the specified interest rates.

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus Premium Payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Minimum Amount Insured is greater than the Stated Amount plus Premium Payments aggregated at 6.00% for one year ($52,650).


                       CHANGING THE DEATH BENEFIT OPTION


After the first Policy Year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company at our Administrative Office. The following changes in Death Benefit Options are permissible:

       Option 1 to 2

       Option 2 to 1

       Option 3 to 1

It is not permitted to change from Option 3 to 2, Option 1 to 3, and Option 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. Such an increase in Stated Amount will not require evidence of insurability. If the Option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There are no other direct consequences of changing a Death Benefit option, except as described under "Tax Treatment of Policy Benefits." However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.


                  PAYING THE DEATH BENEFIT AND PAYMENT OPTIONS


Death Benefits are payable within seven days after we receive satisfactory proof of the Insured's death at our Administrative Office. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Outstanding Loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. If no Beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner's estate.


Subject to state law, if the Insured commits suicide within two years following the Issue Date, limits on the amount of Death Benefit paid will apply (See "Limits on Right to Contest and Suicide Exclusion"). In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the

Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner's Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See "Contract Value" for effects of partial surrenders on Death Benefits.)

We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest and to which the accountholder has immediate and full access, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available on request from our Administrative Office. We will pay interest on the proceeds as required by the applicable state law.

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rate.

Unless otherwise requested and subject to state law, the Policy's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                              BENEFITS AT MATURITY
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If your Policy is in effect on the Maturity Date, we will pay the Policy's Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy. Any payment on the Maturity Date will generally be taxable to the extent of any Policy gain.



                                 OTHER BENEFITS
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                                EXCHANGE OPTION


Once the Policy is in effect, during the first 24 months you may choose to irrevocably transfer all Contract Value in the Investment Options to the Fixed Account (subject to state law). Upon election of this option, no future transfers to the Investment Options will be permitted. All future Premium Payments will be allocated to the Fixed Account. No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any Outstanding Loan must be repaid before we will make an exchange.


              INSURED TERM RIDER (SUPPLEMENTAL INSURANCE BENEFITS)


You may choose to purchase the Insured Term Rider as an addition to the Policy when you apply for the Policy.

Combining a policy and a rider, sometimes known as "blending," may be more economical than adding another policy or increasing face amount of the base policy. Combining a Policy with an Insured Term Rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. However, in general, your Policy is being used to informally fund certain executive benefits. Adding an Insured Term Rider does not necessarily reduce the cost of offering benefits to your executives. Adding a rider or riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your Policy's face amount that is made up of base Policy and Insured Term Rider. You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product. Your registered representative can provide you with additional illustrations showing the effects of different proportions of Policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your registered representative.

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your policy values would vary over time based on different assumptions.


                          CASH VALUE ENHANCEMENT RIDER

You also may choose to add the Cash Value Enhancement Rider to the Policy. There is no charge for the Rider. The Rider provides a benefit called the Cash Value Enhancement. The Cash Value Enhancement benefit is an amount in addition to the Cash Surrender Value that the Company may pay you if you surrender the Policy during a certain time frame set forth in the Rider. The maximum amount of the benefit for each Policy Year is set forth on a schedule in the Rider, and is a percentage of cumulative premiums paid less partial surrenders. The payment of the benefit is NOT guaranteed and may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions in pricing. The benefit will not be payable if the Policy has been assigned or is being exchanged in connection with a tax-exempt change under Section 1035.



                               POLICY SURRENDERS
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You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. (See "Tax Treatment of Policy Benefits.")


                                 FULL SURRENDER

You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary's consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary's consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Administrative Office. The Cash Surrender Value is the Contract Value, minus any Outstanding Loans. We will pay you within seven
(7) days after we receive your request in good order. The Policy will terminate on the date we receive your request in good order.


                               PARTIAL SURRENDER

You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered pro rata from all your selected Investment Options and the Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within seven days after we receive your request in good order at our Administrative Office.

In addition to reducing the Policy's Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the Coverage Amount. We may require you to return the Policy to record this reduction.

You may request a partial surrender only after the first Policy Year. While we are not currently enforcing this restriction, we reserve our right to do so in the future.



                                  POLICY LOANS
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While the Policy is in force, you may borrow money using the Policy as the sole security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. (See "Federal Tax Considerations.")

                                LOAN CONDITIONS


   o You may borrow up to 100% of the Policy's Cash Surrender Value as of the date we receive the written loan request in good order. We charge you interest on the amount of the loan.

   o The loan request must be at least $500, except where state law requires a different minimum.

   o To secure the loan, we transfer an amount equal to the loan from the Investment Options (pro-rata by assets) to the Loan Account. Loan amounts will be transferred from the Fixed Account only when insufficient amounts are available in the Investment Options.

   o We charge interest on the outstanding amount of your loan(s), and you must pay this interest in arrears at the end of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. We will transfer an amount equal to the unpaid loan interest from the Investment Options to the Loan Account as security for the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of Outstanding Loan to the loan request.

   o Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.60% in years 11-20 and 4.75% in years 21 and later.

   o We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request at our Administrative Office. We may postpone the payment of the loans under certain conditions.

   o You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Administrative Office.

   o Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a Premium Payment to the Policy.

   o As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options based on which Investment Option(s) you took the loan from. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy's Contract Value as of the date we receive the loan request.

   o We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds if they become payable.

   o If any unpaid loan amount, including any interest you owe, equals or exceeds the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period, subject to state law. (See "Lapse and Reinstatement.")


                                EFFECTS OF LOANS


A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value that was in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. (See "Tax Treatment of Policy Benefits.") You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

                            LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

                                     LAPSE


Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due. Generally, the amount due to keep the Policy in effect will be all Monthly Deduction Amounts past due plus premium at least equal to the following three Monthly Deduction Amounts and the amount to repay or restore any Outstanding Loans.


                                  GRACE PERIOD


After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an Outstanding Loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the Outstanding Loan and not as an additional Premium Payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any Outstanding Loan.


                                 REINSTATEMENT


You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

    (1) the Policy was not surrendered for cash and it is before the Maturity Date;

    (2)   you furnish us with acceptable evidence of insurability;

    (3)   you pay all past due Monthly Deduction Amounts;

    (4) you pay Premium Payments equaling the next three Monthly Deduction Amounts (subject to state law); and

    (5)   you pay the amount of any Outstanding Loan.

Upon reinstatement, the Policy's Contract Value, prior to applying any premiums or loan repayments will be the Contract Value at the end of the Grace Period. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us. Unless it is specified otherwise, all amounts will be allocated based on the Fund allocation factors in effect at the start of the Grace Period.



                           FEDERAL TAX CONSIDERATIONS
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The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a modified endowment contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy Owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The
Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX OR STATE AND LOCAL OR FOREIGN TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.

IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.


                      POTENTIAL BENEFITS OF LIFE INSURANCE


Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

   o INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

   o INCOME TAX-FREE GROWTH OF CONTRACT VALUE (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

   o INCOME TAX-FREE ACCESS TO CONTRACT VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.

Whether and how these benefits may be utilized is largely governed by Sections 7702, 7702A, 817 and 101 of the Internal Revenue Code ("IRC" or the "CODE"). These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

   o   A definition of a life insurance contract.

   o   Diversification requirements for separate account assets.

   o Limitations on policy owner's control over the assets in a separate account.

   o Guidelines to determine the maximum amount of premium that may be paid into a policy.

   o   Limitations on withdrawals from a policy.

   o Qualification testing for all life insurance policies that have cash value features.


                            TAX STATUS OF THE POLICY


DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 of the Code. Complying with either the cash value accumulation test or the guideline premium cash value corridor test set forth in IRC Section 7702 will satisfy this definition. Guidance as to how IRC Section 7702 is to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above. The insurance proceeds payable upon death of the insured under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC.

The Separate Account, through the Funds, intends to comply with these requirements. Although the Company does not control the Funds, the Company intends to monitor the investments of the Funds to ensure compliance with the diversification requirements.

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.


INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the Separate Account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the Separate Account assets supporting the Policy.


                        TAX TREATMENT OF POLICY BENEFITS


The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.


IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1), unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in IRC Section 101 (a)(2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS (MEC)

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES BUT WHICH FAILS TO SATISFY A 7-PAY TEST AS SET FORTH IN THE IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the Stated Amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and full surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. However, the foregoing exceptions generally do not apply to a corporate owner of a MEC.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purpose of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a MEC remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the Contract Value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in the section entitled "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.


DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a MEC are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a full surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax. Any outstanding loan at the time of an exchange is generally taxable to the extent of policy gain.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal adviser before effecting any change to a policy that is not a modified endowment contract.


TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.


INVESTMENT IN THE POLICY

Investment in the policy generally means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner.


BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Furthermore there have been recent proposals to restrict the tax advantages of corporate owned life insurance that are currently under considerations by Congress. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.



                            OTHER TAX CONSIDERATIONS
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The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

                               INSURABLE INTEREST


The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the Company, to determine the existence of insurable interest in the life of the Insured under applicable state law.


                           THE COMPANY'S INCOME TAXES


The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.


                           TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to policy owners since the Company is the owner of the assets from which the tax benefits are derived.


                            ALTERNATIVE MINIMUM TAX


Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.


                          DISTRIBUTION & COMPENSATION
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                                  DISTRIBUTION


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Policies (e.g., commissions payable to retail broker-dealers who sell the Policies). MLIDC does not retain any fees under the Policies; however, MLIDC may receive 12b-1 fees from the Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved. The Policies are offered on a continuous basis.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the Funds of the American Funds Insurance Series available under the Policy for services it provides in marketing the Fund's shares in connection with the Policy.


                                  COMPENSATION


Broker-dealers having selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. Instead, you indirectly pay for sales and distribution expenses through overall charges and fees assessed under your Policy. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Policy may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or MLIDC may receive from the Funds.

Compensation is a factor in setting pricing under the Policies, and as disclosed in the "Policy Charges and Deductions -- Modifications, Reserved Rights and Other Charges" sub-section of this prospectus, the Company has the ability to customize pricing in relation to the compensation payable to distributors for particular cases and the payments anticipated to be received for providing administrative, marketing and other support and services to the Funds.

We generally pay compensation as a percentage of Premium Payments invested in the Policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the Contract Value. To the extent permitted by FINRA rules and other applicable laws and regulations, MLIDC may pay or allow other promotional incentives or payments in the form of cash or other compensation. The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined above, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. When these additional payments are taken into account, the amount of overall compensation, including both commissions and additional compensation as outlined below, is not expected to exceed 40% of the premium paid in the first Contract Year or 15% of premiums paid in Contract Years 2-4. After Contract Year 4, the maximum compensation will not exceed 10% of premiums paid plus 0.50% of the current Contract Value. The preceding expected maximum overall compensation rates are based on the assumption that the broker-dealers who have selling agreements with MLIDC will have clients that make a certain minimum amount of premium payments over the course of the year. If this assumption proves to be inaccurate, the actual overall compensation rates may be higher than the preceding expected maximum overall compensation rates.

SALE OF VARIABLE LIFE POLICIES BY ENTITIES HAVING OTHER CONTRACTUAL RELATIONSHIPS WITH THE COMPANY. The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which may be offered under the Policies. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Management Inc. and MetLife Advisers, LLC. MetLife Advisers LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Policies.

SALE OF VARIABLE LIFE INSURANCE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Policies through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Policies is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Policies; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.

MetLife registered representatives receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.



                            OTHER POLICY INFORMATION
--------------------------------------------------------------------------------
                             VALUATION AND PAYMENT


You may send your written requests for payment to our Administrative Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Administrative Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Administrative Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.


              SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT

We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Contract Value in the Separate Account in any case whenever:

    (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

    (2) the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Contract Value is being withdrawn from the Fixed Account.

We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check or pre-authorized checking account deduction that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check or pre-authorized checking account deduction has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


                               POLICY STATEMENTS


We will maintain all records relating to the Separate Account, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

   o   the Contract Value, Stated Amount and Amount Insured;

   o   the date and amount of each Premium Payment;

   o   the date and amount of each Monthly Deduction;

   o the amount of any Outstanding Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;

   o   the date and amount of any partial surrenders;

   o   the annualized cost of any Riders purchased under the Policy; and

   o a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.


                LIMITS ON RIGHT TO CONTEST AND SUICIDE EXCLUSION


The Company may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and
(ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of reinstatement.


                         MISSTATEMENT AS TO SEX AND AGE


If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Administrative Office.


                                 POLICY CHANGES


At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid. As required by law, we will notify you of any Policy changes.

Once the Policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:


WRITTEN CHANGES REQUIRING UNDERWRITING APPROVAL:


   o   increases in the Stated Amount of insurance

WRITTEN CHANGES NOT REQUIRING UNDERWRITING APPROVAL:

   o   decreases in the Stated Amount of insurance

   o   changing the Death Benefit option

   o   changes to the way your Premiums Payments are allocated

   o   changing the Beneficiary (unless irrevocably named)

Written requests for changes may be sent to the Company at our Administrative Office.


                     RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Policy Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Policy to government regulators.



                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
In the ordinary course of business, the Company, similar to other insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect on the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the applicable Policy.



                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The financial statements and financial highlights comprising each of the Investment Options of MetLife of CT Fund UL III for Variable Life Insurance included in this Prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.




                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, MetLife of CT Fund UL III for Variable Life Insurance, are attached to this prospectus. The financial statements of the Company are in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing upon its ability to meet its obligations under the Policies.

                                  APPENDIX A
--------------------------------------------------------------------------------
               GLOSSARY OF TERMS USED THROUGHOUT THIS PROSPECTUS


ACCUMULATION UNIT -- a standard of measurement used to calculate the value of the Investment Options.

ADMINISTRATIVE OFFICE -- the administrative office of the Company located at MetLife-Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or other location designated by the Company in writing.

AGE -- the Insured's age as of his or her last birthday on the Policy Date.

AMOUNT INSURED -- Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the "Minimum Amount Insured"). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured's death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will generally be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender accumulated at the interest rate shown on the Policy Summary; or, if greater, the Minimum Amount Insured.

ANDESA SERVICES, INC. -- the third party administrator for this product, located at 3435 Winchester Road, Suite 401, Allentown, PA, 18104-2351

BENEFICIARY (IES) -- the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

CASE -- a grouping of one or more Policies connected by a non-arbitrary factor. Every Policy issued will be part of a Case. Each Case will have one Policy Owner.

CASH SURRENDER VALUE -- the Contract Value less any Outstanding Loans.

CODE -- the Internal Revenue Code.

COMPANY (ISSUING COMPANY) -- MetLife Insurance Company of Connecticut

CONTRACT VALUE -- the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

COST OF INSURANCE CHARGE -- a charge that reflects the anticipated mortality of the Insured.

COVERAGE AMOUNT -- the Amount Insured less the Contract Value.

DEATH BENEFIT -- the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

DEDUCTION DATE (OR DAY) -- the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy's Contract Value.

FIXED ACCOUNT -- part of the General Account of the Company.

FUND -- see Mutual Fund.

GENERAL ACCOUNT -- an account that consists of the Company's assets other than those held in any separate account.

HOME OFFICE -- the home office of the Company located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

INITIAL PREMIUM PAYMENT -- the first Premium Payment made under the Policy.

INSURANCE COMPANY -- MetLife Insurance Company of Connecticut.

INSURANCE RISK -- is equal to the Coverage Amount.

INSURED -- the person whose life is insured under the Policy.

INVESTMENT OPTIONS -- the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

INVESTMENT OPTION DEDUCTION -- the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

ISSUE DATE -- the date on which the Company issues the Policy for delivery to the Policy Owner.

ISSUING COMPANY -- MetLife Insurance Company of Connecticut.

LOAN ACCOUNT -- an account in the Company's General Account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

MATURITY BENEFIT -- an amount equal to the Policy's Contract Value, less any Outstanding Loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

MATURITY DATE -- the anniversary of the Policy Date on which the Insured is age 100.

MINIMUM AMOUNT INSURED -- the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown in the Policy Summary.

MONTHLY DEDUCTION AMOUNT -- the amount of charges deducted from the Policy's Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

MUTUAL FUND (OR FUND) -- a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

NET AMOUNT AT RISK (COVERAGE AMOUNT) -- the Death Benefit minus the Contract Value at the beginning of each Policy Month.

NET PREMIUM PAYMENT -- the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

OUTSTANDING LOAN -- the amount owed the Company as a result of policy loans including both principal and accrued interest.

PLAN EFFECTIVE DATE -- the Policy Date of the first Policy issued for a plan (i.e., an arrangement where an employer or trustee will own a group of Policies on the lives of certain employees, or in other instances, where a group of Policies will be purchased at one time).

PLANNED PREMIUM -- the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

POLICY -- Corporate Owned Variable Universal Life Insurance, a corporate owned variable flexible premium life insurance policy.

POLICY ANNIVERSARY-- an anniversary of the Policy Date.

POLICY DATE -- the date from which we begin charging the Monthly Deduction Amount and used to determine administrative transactions on the Policy (e.g. Deduction Days, Policy Years) -- shown on the Policy Summary.

POLICY MONTH -- twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

POLICY OWNER(S) (YOU, YOUR OR OWNER) -- the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS -- each successive twelve-month period; the first beginning with the Policy Date.

PREMIUM PAYMENT -- the amounts you send us to be applied to your Policy.

RIDERS -- supplemental insurance benefits offered under the Policy.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

STATED AMOUNT -- the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

UNDERWRITING PERIOD -- the time period from when we receive a completed application until the Issue Date.

VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD - the period between the close of business on successive Valuation Dates.

WE, US, OUR -- MetLife Insurance Company of Connecticut.

YOU, YOUR -- the owner(s) of the Policy.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX B
--------------------------------------------------------------------------------
                     ADDITIONAL INFORMATION REGARDING FUNDS



Certain Funds were subject to a name change or a merger. The chart below identifies the former name and new name of each of these Funds, and where applicable, the former name and new name of the trust of which the Fund is a part.



FUND NAME CHANGES



                     FORMER FUND NAME                                           NEW FUND NAME
-------------------------------------------------------   ----------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
INSURANCE FUNDS)                                          INSURANCE FUNDS)
 Invesco Van Kampen V.I. Comstock Fund                     Invesco V.I. Comstock Fund
JANUS ASPEN SERIES                                        JANUS ASPEN SERIES
 Worldwide Portfolio                                       Global Research Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Aggressive Growth         ClearBridge Variable Aggressive Growth Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Appreciation Portfolio    ClearBridge Variable Appreciation Portfolio
 Legg Mason ClearBridge Variable Equity Income Builder     ClearBridge Variable Equity Income Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Fundamental All Cap       ClearBridge Variable All Cap Value Portfolio
  Value Portfolio
 Legg Mason ClearBridge Variable Large Cap Growth          ClearBridge Variable Large Cap Growth Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Large Cap Value           ClearBridge Variable Large Cap Value Portfolio
  Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST                 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Legg Mason Western Asset Variable Global High Yield       Western Asset Variable Global High Yield Bond Portfolio
  Bond Portfolio
 Legg Mason Western Asset Variable Strategic Bond          Western Asset Variable Strategic Bond Portfolio
  Portfolio
MET INVESTORS SERIES TRUST                               MET INVESTORS SERIES -TRUST
 Lazard Mid Cap Portfolio                                  MLA Mid Cap Portfolio
METROPOLITAN SERIES FUND                                  METROPOLITAN SERIES FUND
 Barclays Capital Aggregate Bond Index Portfolio           Barclays Aggregate Bond Index Portfolio
 BlackRock Aggressive Growth Portfolio                     Frontier Mid Cap Growth Portfolio
 BlackRock Legacy Large Cap Growth Portfolio               BlackRock Capital Appreciation Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                        OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA       Oppenheimer Main Street Small Cap Fund(R)/VA



FUND MERGERS

THE FOLLOWING FORMER FUNDS MERGED WITH AND INTO THE NEW FUNDS:




           FORMER FUND NAME                             NEW FUND NAME
-------------------------------------- ----------------------------------------------
MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
 MLA Mid Cap Portfolio                  Neuberger Berman Genesis Portfolio
METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
 FI Value Leaders Portfolio             MFS(R) Value Portfolio
METROPOLITAN SERIES FUND               MET INVESTORS SERIES TRUST
 Oppenheimer Global Equity Portfolio    Oppenheimer Global Equity Portfolio (formerly
                                        Met/Templeton Growth Portfolio)

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
                   TARGET PREMIUM PER $1,000 OF STATED AMOUNT

                          (IF AVAILABLE IN YOUR STATE)


  AGE       MALE        FEMALE       UNISEX
------   ----------   ----------   ---------
  20     20.75046     17.76811     20.15660
  21     21.43931     18.41151     20.83692
  22     22.15540     19.07822     21.54229
  23     22.89985     19.77061     22.27547
  24     23.67203     20.49002     23.03759
  25     24.47303     21.23587     23.82807
  26     25.30237     22.00956     24.64648
  27     26.15803     22.81058     25.49061
  28     27.04391     23.64019     26.36478
  29     27.96810     24.49974     27.27515
  30     28.93223     25.39050     28.22519
  31     29.93846     26.31420     29.21513
  32     30.98879     27.26929     30.24699
  33     32.08244     28.25862     31.31966
  34     33.21998     29.28066     32.43372
  35     34.40231     30.33542     33.58984
  36     35.62875     31.42269     34.78864
  37     36.89887     32.54581     36.02937
  38     38.21380     33.70666     37.31331
  39     39.57333     34.90869     38.64156
  40     40.98082     36.15456     40.01542
  41     42.43483     37.44393     41.43655
  42     43.93497     38.77792     42.90320
  43     45.47934     40.15795     44.41354
  44     47.06408     41.58437     45.96532
  45     48.68721     43.05748     47.55816
  46     50.35153     44.57635     49.19205
  47     52.05909     46.14015     50.86933
  48     53.82129     47.74978     52.60081
  49     55.65264     49.40329     54.39601
  50     57.55331     51.10045     56.25603
  51     59.52395     52.84293     58.18077
  52     61.56006     54.62786     60.16500
  53     63.65497     56.45561     62.20607
  54     65.80535     58.32662     64.29880
  55     68.00239     60.24140     66.43654
  56     70.24448     62.19765     68.61843
  57     72.53540     64.19326     70.84671
  58     74.89684     66.22932     73.13829
  59     77.34745     68.30904     75.50944
  60     79.88828     70.43886     77.96041
  61     82.50695     72.62267     80.48453
  62     85.18613     74.86294     83.06646
  63     87.90817     77.16453     85.69409
  64     90.67166     79.53113     88.36535

  AGE        MALE         FEMALE       UNISEX
------   -----------   -----------   ----------
  65      93.48089      81.96817      91.08574
  66      96.35338      84.48046      93.86943
  67      99.31975      87.07340      96.74203
  68     102.40600      89.75142      99.72414
  69     105.64164      92.52270     102.84177
  70     109.04977      95.39222     106.11045
  71     112.63969      98.36063     109.53631
  72     116.38886     101.42742     113.10176
  73     120.28963     104.60168     116.80131
  74     124.39784     107.89189     120.67888
  75     128.76831     111.31764     124.77812
  76     133.45523     114.90649     129.14242
  77     138.49658     118.69317     133.80624
  78     143.89584     122.71355     138.77520
  79     149.64681     127.01309     144.04965
  80     155.77273     131.63730     149.65179

                                  APPENDIX D
--------------------------------------------------------------------------------
                      CASH VALUE ACCUMULATION TEST FACTORS

                          (IF AVAILABLE IN YOUR STATE)


 ATTAINED AGE       MALE        FEMALE       UNISEX
--------------   ----------   ----------   ---------
      20         796.856%     902.894%     796.856%
      21         770.878%     871.381%     770.878%
      22         745.677%     840.968%     745.677%
      23         721.181%     811.562%     721.181%
      24         697.376%     783.122%     697.376%
      25         674.290%     755.675%     674.290%
      26         651.938%     729.176%     651.938%
      27         630.362%     703.635%     630.362%
      28         609.463%     679.010%     609.463%
      29         589.127%     655.262%     589.127%
      30         569.320%     632.357%     569.320%
      31         550.066%     610.257%     550.066%
      32         531.358%     588.984%     531.358%
      33         513.231%     568.474%     513.231%
      34         495.687%     548.742%     495.687%
      35         478.726%     529.769%     478.726%
      36         462.344%     511.538%     462.344%
      37         446.549%     493.984%     446.549%
      38         431.325%     477.072%     431.325%
      39         416.657%     460.756%     416.657%
      40         402.531%     445.006%     402.531%
      41         388.928%     429.826%     388.928%
      42         375.852%     415.200%     375.852%
      43         363.297%     401.115%     363.297%
      44         351.258%     387.562%     351.258%
      45         339.716%     374.532%     339.716%
      46         328.651%     362.023%     328.651%
      47         318.032%     350.027%     318.032%
      48         307.803%     338.525%     307.803%
      49         297.926%     327.511%     297.926%
      50         288.403%     316.969%     288.403%
      51         279.237%     306.875%     279.237%
      52         270.441%     297.224%     270.441%
      53         262.012%     287.995%     262.012%
      54         253.952%     279.168%     253.952%
      55         246.259%     270.721%     246.259%
      56         238.921%     262.644%     238.921%
      57         231.917%     254.922%     231.917%
      58         225.204%     247.535%     225.204%
      59         218.752%     240.457%     218.752%
      60         212.561%     233.663%     212.561%
      61         206.635%     227.134%     206.635%
      62         200.988%     220.859%     200.988%
      63         195.616%     214.823%     195.616%
      64         190.506%     209.017%     190.506%

 ATTAINED AGE       MALE        FEMALE       UNISEX
--------------   ----------   ----------   ---------
      65         185.637%     203.431%     185.637%
      66         180.985%     198.056%     180.985%
      67         176.526%     192.887%     176.526%
      68         172.243%     187.918%     172.243%
      69         168.122%     183.143%     168.122%
      70         164.158%     178.556%     164.158%
      71         160.357%     174.158%     160.357%
      72         156.733%     169.949%     156.733%
      73         153.291%     165.919%     153.291%
      74         150.012%     162.063%     150.012%
      75         146.885%     158.372%     146.885%
      76         155.141%     155.141%     155.141%
      77         152.556%     152.556%     152.556%
      78         150.067%     150.067%     150.067%
      79         147.665%     147.665%     147.665%
      80         145.630%     145.630%     145.630%
      81         143.404%     143.404%     143.404%
      82         141.307%     141.307%     141.307%
      83         139.321%     139.321%     139.321%
      84         137.428%     137.428%     137.428%
      85         130.271%     130.271%     130.271%
      86         128.604%     128.604%     128.604%
      87         127.012%     127.012%     127.012%
      88         125.528%     125.528%     125.528%
      89         124.135%     124.135%     124.135%
      90         122.791%     122.791%     122.791%
      91         121.378%     121.378%     121.378%
      92         119.851%     119.851%     119.851%
      93         118.274%     118.274%     118.274%
      94         116.681%     116.681%     116.681%
      95         115.085%     115.085%     115.085%
      96         113.438%     113.438%     113.438%
      97         111.634%     111.634%     111.634%
      98         109.478%     109.478%     109.478%
      99         106.779%     106.779%     106.779%

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to MetLife Insurance Company of Connecticut, Specialized Benefit Resources, 501 Route 22, Bridgewater, NJ 08807 or by calling us at 1-908-253-1400.

To obtain free copies of personalized illustrations of Death Benefits, Cash Surrender Values, and Contract Values please contact your agent or registered representative.

The SAI and additional information about the Registrant can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Securities and Exchange Commission (the "SEC") at 202-942-8090. Reports and other information about the Registrant, including the SAI, are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549.

Investment Company Act File Numbers: 811-09215




Book 49                                                                   4/13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
MetLife of CT Fund UL III for Variable Life Insurance and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Investment Options listed in Note 2.A as of December 31, 2012, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in
Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2012, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 28, 2013

This page is intentionally left blank.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2012


                                            ALLIANCEBERNSTEIN
                                             GLOBAL THEMATIC     ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN   AMERICAN CENTURY VP
                                                 GROWTH          INTERMEDIATE BOND   INTERNATIONAL VALUE         ULTRA
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   -------------------  -------------------
ASSETS:
   Investments at fair value............   $              130   $            3,934   $           12,750   $           17,569
   Due from MetLife Insurance Company
     of Connecticut.....................                   --                   --                   --                   --
                                           ------------------   ------------------   -------------------  -------------------
       Total Assets.....................                  130                3,934               12,750               17,569
                                           ------------------   ------------------   -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                   --                   --                    2                    2
                                           ------------------   ------------------   -------------------  -------------------
       Total Liabilities................                   --                   --                    2                    2
                                           ------------------   ------------------   -------------------  -------------------

NET ASSETS..............................   $              130   $            3,934   $           12,748   $           17,567
                                           ==================   ==================   ===================  ===================


 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                           AMERICAN FUNDS
                                          AMERICAN CENTURY VP    AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL
                                                 VISTA                BOND             GLOBAL GROWTH       CAPITALIZATION
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          -------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $        4,855,658   $           13,936   $        5,817,693   $            1,317
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                   --                   --                   --
                                          -------------------  ------------------   ------------------   ------------------
       Total Assets.....................           4,855,658               13,936            5,817,693                1,317
                                          -------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                  --                   --                   --                   --
                                          -------------------  ------------------   ------------------   ------------------
       Total Liabilities................                  --                   --                   --                   --
                                          -------------------  ------------------   ------------------   ------------------

NET ASSETS..............................  $        4,855,658   $           13,936   $        5,817,693   $            1,317
                                          ===================  ==================   ==================   ==================


                                            AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS
                                                GROWTH            GROWTH-INCOME      HIGH-INCOME BOND       INTERNATIONAL
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $       51,280,646   $       16,578,425   $           29,932   $       24,148,475
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          51,280,646           16,578,425               29,932           24,148,475
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                  --                   --                    1                    6
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  --                   --                    1                    6
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $       51,280,646   $       16,578,425   $           29,931   $       24,148,469
                                          ==================   ==================   ==================   ==================

                                                              AMERICAN FUNDS U.S.
                                            AMERICAN FUNDS      GOVERNMENT/AAA-
                                               NEW WORLD       RATED SECURITIES
                                           INVESTMENT OPTION   INVESTMENT OPTION
                                          ------------------  -------------------
ASSETS:
   Investments at fair value............  $        7,914,268  $            31,499
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                   --
                                          ------------------  -------------------
       Total Assets.....................           7,914,268               31,499
                                          ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                   4                    2
                                          ------------------  -------------------
       Total Liabilities................                   4                    2
                                          ------------------  -------------------

NET ASSETS..............................  $        7,914,264  $            31,497
                                          ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                      DREYFUS VIF
                                            DELAWARE VIP          DREYFUS VIF        OPPORTUNISTIC        FIDELITY VIP
                                           SMALL CAP VALUE       APPRECIATION          SMALL CAP           CONTRAFUND
                                          INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION
                                          -----------------   ------------------   -----------------   ------------------
ASSETS:
   Investments at fair value...........   $      21,138,745   $        1,239,874   $         940,187   $       37,774,648
   Due from MetLife Insurance Company
     of Connecticut....................                  --                   --                  --                   --
                                          -----------------   ------------------   -----------------   ------------------
       Total Assets....................          21,138,745            1,239,874             940,187           37,774,648
                                          -----------------   ------------------   -----------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut....................                  --                   --                   1                   --
                                          -----------------   ------------------   -----------------   ------------------
       Total Liabilities...............                  --                   --                   1                   --
                                          -----------------   ------------------   -----------------   ------------------

NET ASSETS.............................   $      21,138,745   $        1,239,874   $         940,186   $       37,774,648
                                          =================   ==================   =================   ==================


                                             FIDELITY VIP         FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                             EQUITY-INCOME        FREEDOM 2010        FREEDOM 2015         FREEDOM 2020
                                           INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------  ------------------   ------------------
ASSETS:
   Investments at fair value...........   $       12,402,440   $          28,815   $           50,415   $          592,379
   Due from MetLife Insurance Company
     of Connecticut....................                   --                  --                   --                   --
                                          ------------------   ------------------  ------------------   ------------------
       Total Assets....................           12,402,440              28,815               50,415              592,379
                                          ------------------   ------------------  ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut....................                   --                   2                    2                    2
                                          ------------------   ------------------  ------------------   ------------------
       Total Liabilities...............                   --                   2                    2                    2
                                          ------------------   ------------------  ------------------   ------------------

NET ASSETS.............................   $       12,402,440   $          28,813   $           50,413   $          592,377
                                          ==================   ==================  ==================   ==================


                                             FIDELITY VIP         FIDELITY VIP
                                             FREEDOM 2025         FREEDOM 2030
                                           INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------
ASSETS:
   Investments at fair value...........   $          302,843   $          543,550
   Due from MetLife Insurance Company
     of Connecticut....................                   --                   --
                                          ------------------   ------------------
       Total Assets....................              302,843              543,550
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut....................                    1                    2
                                          ------------------   ------------------
       Total Liabilities...............                    1                    2
                                          ------------------   ------------------

NET ASSETS.............................   $          302,842   $          543,548
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                              FIDELITY VIP
                                              FIDELITY VIP          FIDELITY VIP         FIDELITY VIP       INVESTMENT GRADE
                                             GROWTH & INCOME         HIGH INCOME           INDEX 500              BOND
                                            INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   -------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $           66,757   $             7,108   $       52,088,374   $        9,843,196
   Due from MetLife Insurance Company
     of Connecticut......................                  --                    --                   --                   --
                                           ------------------   -------------------   ------------------   ------------------
       Total Assets......................              66,757                 7,108           52,088,374            9,843,196
                                           ------------------   -------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut......................                  --                    --                   --                   --
                                           ------------------   -------------------   ------------------   ------------------
       Total Liabilities.................                  --                    --                   --                   --
                                           ------------------   -------------------   ------------------   ------------------

NET ASSETS...............................  $           66,757   $             7,108   $       52,088,374   $        9,843,196
                                           ==================   ===================   ==================   ==================

                                                                                         FTVIPT FRANKLIN       FTVIPT MUTUAL
                                                                    FIDELITY VIP          SMALL-MID CAP      GLOBAL DISCOVERY
                                           FIDELITY VIP MID CAP       OVERSEAS          GROWTH SECURITIES       SECURITIES
                                             INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                           --------------------  ------------------   -------------------   ------------------
ASSETS:
   Investments at fair value.............   $       21,064,151   $        4,051,373   $         2,389,937   $            6,698
   Due from MetLife Insurance Company
     of Connecticut......................                   --                   --                    --                   --
                                           --------------------  ------------------   -------------------   ------------------
       Total Assets......................           21,064,151            4,051,373             2,389,937                6,698
                                           --------------------  ------------------   -------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut......................                   --                   --                    --                   --
                                           --------------------  ------------------   -------------------   ------------------
       Total Liabilities.................                   --                   --                    --                   --
                                           --------------------  ------------------   -------------------   ------------------

NET ASSETS...............................   $       21,064,151   $        4,051,373   $         2,389,937   $            6,698
                                           ====================  ==================   ===================   ==================

                                            FTVIPT TEMPLETON
                                           DEVELOPING MARKETS    FTVIPT TEMPLETON
                                               SECURITIES       FOREIGN SECURITIES
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   -------------------
ASSETS:
   Investments at fair value.............  $        5,446,266   $         9,861,373
   Due from MetLife Insurance Company
     of Connecticut......................                  --                    --
                                           ------------------   -------------------
       Total Assets......................           5,446,266             9,861,373
                                           ------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut......................                   1                    --
                                           ------------------   -------------------
       Total Liabilities.................                   1                    --
                                           ------------------   -------------------

NET ASSETS...............................  $        5,446,265   $         9,861,373
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                           FTVIPT TEMPLETON                           INVESCO V.I.
                                              GLOBAL BOND        INVESCO V.I.         INTERNATIONAL         JANUS ASPEN
                                              SECURITIES      GLOBAL REAL ESTATE         GROWTH             ENTERPRISE
                                           INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $       20,932,837   $       8,703,294   $       21,792,090   $        5,432,005
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                  --                   --                   --
                                          ------------------  ------------------   ------------------   ------------------
       Total Assets.....................          20,932,837           8,703,294           21,792,090            5,432,005
                                          ------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                  --                  --                   --                   --
                                          ------------------  ------------------   ------------------   ------------------
       Total Liabilities................                  --                  --                   --                   --
                                          ------------------  ------------------   ------------------   ------------------

NET ASSETS..............................  $       20,932,837   $       8,703,294   $       21,792,090   $        5,432,005
                                          ==================  ==================   ==================   ==================



                                          JANUS ASPEN GLOBAL       JANUS ASPEN      JANUS ASPEN PERKINS     JANUS ASPEN
                                              TECHNOLOGY            OVERSEAS           MID CAP VALUE         WORLDWIDE
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION
                                          ------------------   ------------------   ------------------- ------------------
ASSETS:
   Investments at fair value............  $        4,823,592   $        6,322,582   $      11,520,895   $          682,144
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                   --                  --                   --
                                          ------------------   ------------------   ------------------- ------------------
       Total Assets.....................           4,823,592            6,322,582          11,520,895              682,144
                                          ------------------   ------------------   ------------------- ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                  --                   --                  --                   --
                                          ------------------   ------------------   ------------------- ------------------
       Total Liabilities................                  --                   --                  --                   --
                                          ------------------   ------------------   ------------------- ------------------

NET ASSETS..............................  $        4,823,592   $        6,322,582   $      11,520,895   $          682,144
                                          ==================   ==================   =================== ==================

                                                LMPVET
                                              CLEARBRIDGE            LMPVET
                                          VARIABLE AGGRESSIVE      CLEARBRIDGE
                                                GROWTH        VARIABLE APPRECIATION
                                           INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------- ---------------------
ASSETS:
   Investments at fair value............  $          917,901   $           14,468
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                   --
                                          ------------------- ---------------------
       Total Assets.....................             917,901               14,468
                                          ------------------- ---------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                  --                   --
                                          ------------------- ---------------------
       Total Liabilities................                  --                   --
                                          ------------------- ---------------------

NET ASSETS..............................  $          917,901   $           14,468
                                          =================== =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                LMPVET               LMPVET               LMPVET               LMPVET
                                              CLEARBRIDGE          CLEARBRIDGE          CLEARBRIDGE          CLEARBRIDGE
                                            VARIABLE EQUITY   VARIABLE FUNDAMENTAL  VARIABLE LARGE CAP   VARIABLE LARGE CAP
                                            INCOME BUILDER        ALL CAP VALUE           GROWTH                VALUE
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------  --------------------  ------------------   ------------------
ASSETS:
   Investments at fair value............  $        1,169,543   $        2,235,101   $          607,532   $        2,656,485
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                   --                   --                   --
                                          ------------------  --------------------  ------------------   ------------------
       Total Assets.....................           1,169,543            2,235,101              607,532            2,656,485
                                          ------------------  --------------------  ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                   2                   --                   --                   --
                                          ------------------  --------------------  ------------------   ------------------
       Total Liabilities................                   2                   --                   --                   --
                                          ------------------  --------------------  ------------------   ------------------

NET ASSETS..............................  $        1,169,541   $        2,235,101   $          607,532   $        2,656,485
                                          ==================  ====================  ==================   ==================


                                           LMPVET INVESTMENT     LMPVIT WESTERN       LMPVIT WESTERN
                                           COUNSEL VARIABLE   ASSET VARIABLE GLOBAL   ASSET VARIABLE           MFS VIT
                                           SOCIAL AWARENESS      HIGH YIELD BOND      STRATEGIC BOND        NEW DISCOVERY
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------  --------------------- ------------------   ------------------
ASSETS:
   Investments at fair value............  $          345,595   $        8,600,466   $        1,163,124   $       1,900,245
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                   --                   --                  --
                                          ------------------  --------------------- ------------------   ------------------
       Total Assets.....................             345,595            8,600,466            1,163,124           1,900,245
                                          ------------------  --------------------- ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                  --                   --                   --                  --
                                          ------------------  --------------------- ------------------   ------------------
       Total Liabilities................                  --                   --                   --                  --
                                          ------------------  --------------------- ------------------   ------------------

NET ASSETS..............................  $          345,595   $        8,600,466   $        1,163,124   $       1,900,245
                                          ==================  ===================== ==================   ==================



                                            MIST BLACKROCK       MIST BLACKROCK
                                              HIGH YIELD         LARGE CAP CORE
                                           INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $       27,197,499   $          560,178
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                   --
                                          ------------------   ------------------
       Total Assets.....................          27,197,499              560,178
                                          ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                  --                    2
                                          ------------------   ------------------
       Total Liabilities................                  --                    2
                                          ------------------   ------------------

NET ASSETS..............................  $       27,197,499   $          560,176
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                     MIST HARRIS
                                           MIST CLARION GLOBAL         OAKMARK           MIST INVESCO
                                               REAL ESTATE          INTERNATIONAL      SMALL CAP GROWTH     MIST JANUS FORTY
                                            INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------  -------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       20,314,628   $         9,271,503   $        1,861,749   $       18,592,301
   Due from MetLife Insurance Company
     of Connecticut......................                  --                    --                   --                   --
                                           -------------------  -------------------   ------------------   ------------------
       Total Assets......................          20,314,628             9,271,503            1,861,749           18,592,301
                                           -------------------  -------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut......................                  --                    --                   --                   --
                                           -------------------  -------------------   ------------------   ------------------
       Total Liabilities.................                  --                    --                   --                   --
                                           -------------------  -------------------   ------------------   ------------------

NET ASSETS...............................  $       20,314,628   $         9,271,503   $        1,861,749   $       18,592,301
                                           ===================  ===================   ==================   ==================


                                           MIST LOOMIS SAYLES    MIST LORD ABBETT      MIST LORD ABBETT       MIST METLIFE
                                             GLOBAL MARKETS       BOND DEBENTURE         MID CAP VALUE     AGGRESSIVE STRATEGY
                                            INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   -------------------   -------------------
ASSETS:
   Investments at fair value.............  $        4,436,550   $          742,654   $         2,621,267   $        1,209,197
   Due from MetLife Insurance Company
     of Connecticut......................                  --                   --                    --                   --
                                           ------------------   ------------------   -------------------   -------------------
       Total Assets......................           4,436,550              742,654             2,621,267            1,209,197
                                           ------------------   ------------------   -------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut......................                  --                   --                    --                   --
                                           ------------------   ------------------   -------------------   -------------------
       Total Liabilities.................                  --                   --                    --                   --
                                           ------------------   ------------------   -------------------   -------------------

NET ASSETS...............................  $        4,436,550   $          742,654   $         2,621,267   $        1,209,197
                                           ==================   ==================   ===================   ===================


                                            MIST MFS EMERGING    MIST MFS RESEARCH
                                             MARKETS EQUITY        INTERNATIONAL
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   -------------------
ASSETS:
   Investments at fair value.............  $        4,900,459   $         3,269,996
   Due from MetLife Insurance Company
     of Connecticut......................                  --                    --
                                           ------------------   -------------------
       Total Assets......................           4,900,459             3,269,996
                                           ------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut......................                  --                    --
                                           ------------------   -------------------
       Total Liabilities.................                  --                    --
                                           ------------------   -------------------

NET ASSETS...............................  $        4,900,459   $         3,269,996
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                       MIST              MIST PIMCO
                                                                  MORGAN STANLEY     INFLATION PROTECTED
                                            MIST MLA MID CAP      MID CAP GROWTH            BOND           MIST PIONEER FUND
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   -------------------  ------------------
ASSETS:
   Investments at fair value............   $        1,014,842   $        3,749,774   $       32,276,064   $          371,470
   Due from MetLife Insurance Company
     of Connecticut.....................                   --                   --                   --                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Assets.....................            1,014,842            3,749,774           32,276,064              371,470
                                           ------------------   ------------------   -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                   --                    1                   --                   --
                                           ------------------   ------------------   -------------------  ------------------
       Total Liabilities................                   --                    1                   --                   --
                                           ------------------   ------------------   -------------------  ------------------

NET ASSETS..............................   $        1,014,842   $        3,749,773   $       32,276,064   $          371,470
                                           ==================   ==================   ===================  ==================


                                              MIST PIONEER      MIST T. ROWE PRICE   MIST T. ROWE PRICE    MIST THIRD AVENUE
                                            STRATEGIC INCOME      LARGE CAP VALUE      MID CAP GROWTH       SMALL CAP VALUE
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $        2,142,114   $        2,759,439   $        3,776,527   $        4,721,800
   Due from MetLife Insurance Company
     of Connecticut.....................                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................            2,142,114            2,759,439            3,776,527            4,721,800
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $        2,142,114   $        2,759,439   $        3,776,527   $        4,721,800
                                           ==================   ==================   ==================   ==================

                                                                   MSF BARCLAYS
                                           MSF BAILLIE GIFFORD   CAPITAL AGGREGATE
                                           INTERNATIONAL STOCK      BOND INDEX
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------  ------------------
ASSETS:
   Investments at fair value............   $              390   $           80,088
   Due from MetLife Insurance Company
     of Connecticut.....................                   --                   --
                                           -------------------  ------------------
       Total Assets.....................                  390               80,088
                                           -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                   --                   --
                                           -------------------  ------------------
       Total Liabilities................                   --                   --
                                           -------------------  ------------------

NET ASSETS..............................   $              390   $           80,088
                                           ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                              MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK
                                            AGGRESSIVE GROWTH       BOND INCOME          DIVERSIFIED        LARGE CAP VALUE
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $        3,862,460   $          846,636   $          627,630   $        4,494,332
   Due from MetLife Insurance Company
     of Connecticut.....................                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................            3,862,460              846,636              627,630            4,494,332
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $        3,862,460   $          846,636   $          627,630   $        4,494,332
                                           ==================   ==================   ==================   ==================

                                              MSF BLACKROCK
                                            LEGACY LARGE CAP        MSF BLACKROCK        MSF FI VALUE         MSF JENNISON
                                                 GROWTH             MONEY MARKET            LEADERS              GROWTH
                                            INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------  -------------------  -------------------   ------------------
ASSETS:
   Investments at fair value............   $           982,376  $       117,926,476  $         2,949,981   $       21,671,295
   Due from MetLife Insurance Company
     of Connecticut.....................                    --                   --                   --                   --
                                           -------------------  -------------------  -------------------   ------------------
       Total Assets.....................               982,376          117,926,476            2,949,981           21,671,295
                                           -------------------  -------------------  -------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                    --                    1                   --                   --
                                           -------------------  -------------------  -------------------   ------------------
       Total Liabilities................                    --                    1                   --                   --
                                           -------------------  -------------------  -------------------   ------------------

NET ASSETS..............................   $           982,376  $       117,926,475  $         2,949,981   $       21,671,295
                                           ===================  ===================  ===================   ==================

                                               MSF METLIFE          MSF METLIFE
                                              CONSERVATIVE        CONSERVATIVE TO
                                               ALLOCATION       MODERATE ALLOCATION
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   -------------------
ASSETS:
   Investments at fair value............   $          955,437   $        1,799,094
   Due from MetLife Insurance Company
     of Connecticut.....................                   --                   --
                                           ------------------   -------------------
       Total Assets.....................              955,437            1,799,094
                                           ------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                    1                   --
                                           ------------------   -------------------
       Total Liabilities................                    1                   --
                                           ------------------   -------------------

NET ASSETS..............................   $          955,436   $        1,799,094
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                         MSF METLIFE
                                               MSF METLIFE          MSF METLIFE          MODERATE TO          MSF METLIFE
                                           MID CAP STOCK INDEX  MODERATE ALLOCATION AGGRESSIVE ALLOCATION     STOCK INDEX
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           -------------------  ------------------- --------------------- ------------------
ASSETS:
   Investments at fair value.............  $        4,250,826   $        4,418,261   $        2,027,726   $       17,091,247
   Due from MetLife Insurance Company
     of Connecticut......................                  --                   --                   --                   --
                                           -------------------  ------------------- --------------------- ------------------
       Total Assets......................           4,250,826            4,418,261            2,027,726           17,091,247
                                           -------------------  ------------------- --------------------- ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut......................                  --                   --                   --                   --
                                           -------------------  ------------------- --------------------- ------------------
       Total Liabilities.................                  --                   --                   --                   --
                                           -------------------  ------------------- --------------------- ------------------

NET ASSETS...............................  $        4,250,826   $        4,418,261   $        2,027,726   $       17,091,247
                                           ===================  =================== ===================== ==================


                                                 MSF MFS                                MSF MSCI EAFE       MSF OPPENHEIMER
                                              TOTAL RETURN         MSF MFS VALUE            INDEX            GLOBAL EQUITY
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       23,474,854   $       21,238,352   $           60,260   $          728,873
   Due from MetLife Insurance Company
     of Connecticut......................                  --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets......................          23,474,854           21,238,352               60,260              728,873
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut......................                  --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                  --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $       23,474,854   $       21,238,352   $           60,260   $          728,873
                                           ==================   ==================   ==================   ==================


                                            MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  INDEX          LARGE CAP GROWTH
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------
ASSETS:
   Investments at fair value.............  $       20,398,791   $        1,443,284
   Due from MetLife Insurance Company
     of Connecticut......................                  --                   --
                                           ------------------   ------------------
       Total Assets......................          20,398,791            1,443,284
                                           ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut......................                  --                   --
                                           ------------------   ------------------
       Total Liabilities.................                  --                   --
                                           ------------------   ------------------

NET ASSETS...............................  $       20,398,791   $        1,443,284
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                               MSF WESTERN        OPPENHEIMER VA                               PIMCO VIT
                                            ASSET MANAGEMENT   MAIN STREET SMALL- &       PIMCO VIT            LONG-TERM
                                             U.S. GOVERNMENT          MID-CAP             ALL ASSET         U.S. GOVERNMENT
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------  --------------------  ------------------   ------------------
ASSETS:
   Investments at fair value............   $        2,488,830   $            1,763   $          557,372   $              343
   Due from MetLife Insurance Company
     of Connecticut.....................                   --                   --                   --                   --
                                           ------------------  --------------------  ------------------   ------------------
       Total Assets.....................            2,488,830                1,763              557,372                  343
                                           ------------------  --------------------  ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                   --                   --                   --                   --
                                           ------------------  --------------------  ------------------   ------------------
       Total Liabilities................                   --                   --                   --                   --
                                           ------------------  --------------------  ------------------   ------------------

NET ASSETS..............................   $        2,488,830   $            1,763   $          557,372   $              343
                                           ==================  ====================  ==================   ==================


                                                PIMCO VIT            PIMCO VIT           PIONEER VCT          PIONEER VCT
                                              LOW DURATION         TOTAL RETURN       EMERGING MARKETS       MID CAP VALUE
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $       30,631,948   $      160,642,783   $        6,114,968   $        1,101,093
   Due from MetLife Insurance Company
     of Connecticut.....................                    1                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           30,631,949          160,642,783            6,114,968            1,101,093
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                   --                   30                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   --                   30                   --                   --
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $       30,631,949   $      160,642,753   $        6,114,968   $        1,101,093
                                           ==================   ==================   ==================   ==================


                                                PUTNAM VT
                                            MULTI-CAP GROWTH      ROYCE MICRO-CAP
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $          124,452   $        3,258,862
   Due from MetLife Insurance Company
     of Connecticut.....................                   --                   --
                                           ------------------   ------------------
       Total Assets.....................              124,452            3,258,862
                                           ------------------   ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                    2                    1
                                           ------------------   ------------------
       Total Liabilities................                    2                    1
                                           ------------------   ------------------

NET ASSETS..............................   $          124,450   $        3,258,861
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2012



                                                                  UIF EMERGING         UIF EMERGING        VANGUARD VIF
                                            ROYCE SMALL-CAP       MARKETS DEBT        MARKETS EQUITY     DIVERSIFIED VALUE
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION
                                          ------------------   ------------------   ------------------  ------------------
ASSETS:
   Investments at fair value............  $       10,744,967   $           68,459   $        7,517,409  $          842,283
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                   --                   --                  --
                                          ------------------   ------------------   ------------------  ------------------
       Total Assets.....................          10,744,967               68,459            7,517,409             842,283
                                          ------------------   ------------------   ------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                  --                   --                   --                   2
                                          ------------------   ------------------   ------------------  ------------------
       Total Liabilities................                  --                   --                   --                   2
                                          ------------------   ------------------   ------------------  ------------------

NET ASSETS..............................  $       10,744,967   $           68,459   $        7,517,409  $          842,281
                                          ==================   ==================   ==================  ==================

                                                                 VANGUARD VIF
                                             VANGUARD VIF         SHORT-TERM
                                             EQUITY INDEX      INVESTMENT-GRADE
                                           INVESTMENT OPTION   INVESTMENT OPTION
                                          ------------------  ------------------
ASSETS:
   Investments at fair value............  $        1,347,359  $          189,592
   Due from MetLife Insurance Company
     of Connecticut.....................                  --                  --
                                          ------------------  ------------------
       Total Assets.....................           1,347,359             189,592
                                          ------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance Company
     of Connecticut.....................                   2                   2
                                          ------------------  ------------------
       Total Liabilities................                   2                   2
                                          ------------------  ------------------

NET ASSETS..............................  $        1,347,357  $          189,590
                                          ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                            ALLIANCEBERNSTEIN
                                             GLOBAL THEMATIC     ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN   AMERICAN CENTURY VP
                                                 GROWTH          INTERMEDIATE BOND    INTERNATIONAL VALUE         ULTRA
                                          INVESTMENT OPTION (a)  INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                          --------------------- -------------------   -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $               167   $              198   $               --
                                          --------------------- -------------------   -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................                  --                     6                   20                   57
                                          --------------------- -------------------   -------------------  -------------------
          Net investment income (loss)...                  --                   161                  178                 (57)
                                          --------------------- -------------------   -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   113                   --                   --
      Realized gains (losses) on sale of
        investments......................                  --                     7                 (61)                4,883
                                          --------------------- -------------------   -------------------  -------------------
          Net realized gains (losses)....                  --                   120                 (61)                4,883
                                          --------------------- -------------------   -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................                  13                  (85)                1,412                  285
                                          --------------------- -------------------   -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................                  13                    35                1,351                5,168
                                          --------------------- -------------------   -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $               13   $               196   $            1,529   $            5,111
                                          ===================== ===================   ===================  ===================

                                                                                                            AMERICAN FUNDS
                                          AMERICAN CENTURY VP    AMERICAN FUNDS       AMERICAN FUNDS         GLOBAL SMALL
                                                 VISTA                BOND             GLOBAL GROWTH        CAPITALIZATION
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                          -------------------  ------------------   -------------------   ------------------
INVESTMENT INCOME:
      Dividends.......................... $               --   $              336   $            49,977   $               17
                                          -------------------  ------------------   -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              6,639                   24                13,722                    1
                                          -------------------  ------------------   -------------------   ------------------
          Net investment income (loss)...            (6,639)                  312                36,255                   16
                                          -------------------  ------------------   -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                 --                   --                    --                   --
      Realized gains (losses) on sale of
        investments......................            222,772                   39               260,376                   32
                                          -------------------  ------------------   -------------------   ------------------
          Net realized gains (losses)....            222,772                   39               260,376                   32
                                          -------------------  ------------------   -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................            414,109                  249               891,237                  138
                                          -------------------  ------------------   -------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................            636,881                  288             1,151,613                  170
                                          -------------------  ------------------   -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........ $          630,242   $              600   $         1,187,868   $              186
                                          ===================  ==================   ===================   ==================


                                            AMERICAN FUNDS       AMERICAN FUNDS
                                                GROWTH            GROWTH-INCOME
                                           INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.......................... $          406,793   $          264,634
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................            113,471               31,677
                                          ------------------   ------------------
          Net investment income (loss)...            293,322              232,957
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                 --                   --
      Realized gains (losses) on sale of
        investments......................          3,623,067              418,395
                                          ------------------   ------------------
          Net realized gains (losses)....          3,623,067              418,395
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          5,783,202            2,095,852
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................          9,406,269            2,514,247
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........ $        9,699,591   $        2,747,204
                                          ==================   ==================

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced May 2, 2011 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                          AMERICAN FUNDS U.S.
                                             AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS       GOVERNMENT/AAA-
                                            HIGH-INCOME BOND       INTERNATIONAL          NEW WORLD        RATED SECURITIES
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $            1,769   $          342,140   $           76,304   $              312
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................                  30               44,932               11,225                   83
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)...               1,739              297,208               65,079                  229
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --                   --                  807
      Realized gains (losses) on sale of
        investments......................                  14              491,670              128,105                9,106
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)....                  14              491,670              128,105                9,913
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................                  87            2,690,399              857,076             (10,768)
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................                 101            3,182,069              985,181                (855)
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $            1,840   $        3,479,277   $        1,050,260   $            (626)
                                           ==================   ==================   ==================   ===================

                                                                                         DREYFUS VIF
                                              DELAWARE VIP          DREYFUS VIF         OPPORTUNISTIC        FIDELITY VIP
                                             SMALL CAP VALUE       APPRECIATION           SMALL CAP           CONTRAFUND
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $           72,813   $           45,318   $               --   $          452,176
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              30,779                2,950                2,125               70,510
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...              42,034               42,368              (2,125)              381,666
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........             859,566                   --                   --                   --
      Realized gains (losses) on sale of
        investments......................           1,269,318               54,468              (5,756)              499,165
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....           2,128,884               54,468              (5,756)              499,165
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................            (11,932)               25,565              192,085            3,591,085
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................           2,116,952               80,033              186,329            4,090,250
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        2,158,986   $          122,401   $          184,204   $        4,471,916
                                           ==================   ==================   ==================   ==================


                                              FIDELITY VIP          FIDELITY VIP
                                              EQUITY-INCOME         FREEDOM 2010
                                            INVESTMENT OPTION     INVESTMENT OPTION
                                           -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $           376,654  $               533
                                           -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               29,556                   44
                                           -------------------  -------------------
          Net investment income (loss)...              347,098                  489
                                           -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........              748,597                  324
      Realized gains (losses) on sale of
        investments......................              511,661                  237
                                           -------------------  -------------------
          Net realized gains (losses)....            1,260,258                  561
                                           -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................              228,808                1,015
                                           -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................            1,489,066                1,576
                                           -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         1,836,164  $             2,065
                                           ===================  ===================

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced May 2, 2011 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                             FIDELITY VIP         FIDELITY VIP         FIDELITY VIP        FIDELITY VIP
                                             FREEDOM 2015         FREEDOM 2020         FREEDOM 2025        FREEDOM 2030
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION
                                          ------------------   ------------------   ------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $              989   $           11,763   $            5,481  $           11,181
                                          ------------------   ------------------   ------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                 118                1,843                  408                 875
                                          ------------------   ------------------   ------------------  ------------------
          Net investment income (loss)..                 871                9,920                5,073              10,306
                                          ------------------   ------------------   ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......               1,060                9,010                2,810               4,025
      Realized gains (losses) on sale of
        investments.....................               (349)               14,382                  576               1,057
                                          ------------------   ------------------   ------------------  ------------------
          Net realized gains (losses)...                 711               23,392                3,386               5,082
                                          ------------------   ------------------   ------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................               4,293               81,932               21,491              37,411
                                          ------------------   ------------------   ------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................               5,004              105,324               24,877              42,493
                                          ------------------   ------------------   ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $            5,875   $          115,244   $           29,950  $           52,799
                                          ==================   ==================   ==================  ==================

                                                                                                           FIDELITY VIP
                                             FIDELITY VIP         FIDELITY VIP        FIDELITY VIP       INVESTMENT GRADE
                                            GROWTH & INCOME        HIGH INCOME          INDEX 500              BOND
                                           INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------  ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $            1,327   $              399  $        1,000,657   $          220,121
                                          ------------------   ------------------  ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                  27                   10              67,191               16,702
                                          ------------------   ------------------  ------------------   ------------------
          Net investment income (loss)..               1,300                  389             933,466              203,419
                                          ------------------   ------------------  ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  32                   --             481,846              205,611
      Realized gains (losses) on sale of
        investments.....................                 (2)                   19             743,775               12,735
                                          ------------------   ------------------  ------------------   ------------------
          Net realized gains (losses)...                  30                   19           1,225,621              218,346
                                          ------------------   ------------------  ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             (2,111)                  312           3,199,358               30,565
                                          ------------------   ------------------  ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             (2,081)                  331           4,424,979              248,911
                                          ------------------   ------------------  ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $            (781)   $              720  $        5,358,445   $          452,330
                                          ==================   ==================  ==================   ==================


                                                                   FIDELITY VIP
                                          FIDELITY VIP MID CAP       OVERSEAS
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                          --------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................   $           81,163   $           67,600
                                          --------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               42,221                8,187
                                          --------------------  ------------------
          Net investment income (loss)..               38,942               59,413
                                          --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......            1,679,492               13,419
      Realized gains (losses) on sale of
        investments.....................              671,132             (92,989)
                                          --------------------  ------------------
          Net realized gains (losses)...            2,350,624             (79,570)
                                          --------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................              754,414              756,284
                                          --------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            3,105,038              676,714
                                          --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        3,143,980   $          736,127
                                          ====================  ==================

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced May 2, 2011 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                             FTVIPT FRANKLIN       FTVIPT MUTUAL      FTVIPT TEMPLETON
                                              SMALL-MID CAP      GLOBAL DISCOVERY    DEVELOPING MARKETS    FTVIPT TEMPLETON
                                            GROWTH SECURITIES       SECURITIES           SECURITIES       FOREIGN SECURITIES
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................  $                --  $               169  $            77,948  $           279,248
                                          -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                7,677                   12               11,425               20,398
                                          -------------------  -------------------  -------------------  -------------------
          Net investment income (loss)..              (7,677)                  157               66,523              258,850
                                          -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......              334,218                  342                   --                   --
      Realized gains (losses) on sale of
        investments.....................              268,603                   10               27,309            (143,459)
                                          -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)...              602,821                  352               27,309            (143,459)
                                          -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................            (133,581)                  271              624,723            2,063,671
                                          -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              469,240                  623              652,032            1,920,212
                                          -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $           461,563  $               780  $           718,555  $         2,179,062
                                          ===================  ===================  ===================  ===================

                                           FTVIPT TEMPLETON                            INVESCO V.I.
                                              GLOBAL BOND         INVESCO V.I.         INTERNATIONAL         JANUS ASPEN
                                              SECURITIES       GLOBAL REAL ESTATE         GROWTH             ENTERPRISE
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        1,224,454   $           45,289   $          294,207   $               --
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              39,734               12,424               30,731                6,821
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..           1,184,720               32,865              263,476              (6,821)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......              29,797                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................              81,432              171,573               38,264              372,637
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...             111,229              171,573               38,264              372,637
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             936,111            1,571,001            1,981,075              360,502
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           1,047,340            1,742,574            2,019,339              733,139
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        2,232,060   $        1,775,439   $        2,282,815   $          726,318
                                          ==================   ==================   ==================   ==================


                                              JANUS ASPEN          JANUS ASPEN
                                           GLOBAL TECHNOLOGY        OVERSEAS
                                           INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $               --   $           34,859
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               8,444                9,918
                                          ------------------   ------------------
          Net investment income (loss)..             (8,444)               24,941
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --              587,646
      Realized gains (losses) on sale of
        investments.....................             228,870             (64,656)
                                          ------------------   ------------------
          Net realized gains (losses)...             228,870              522,990
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             603,188              769,732
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             832,058            1,292,722
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          823,614   $        1,317,663
                                          ==================   ==================

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced May 2, 2011 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                          LMPVET
                                                                                        CLEARBRIDGE            LMPVET
                                          JANUS ASPEN PERKINS      JANUS ASPEN      VARIABLE AGGRESSIVE      CLEARBRIDGE
                                             MID CAP VALUE          WORLDWIDE             GROWTH        VARIABLE APPRECIATION
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          -------------------  ------------------   ------------------- ---------------------
INVESTMENT INCOME:
      Dividends.........................  $            91,961  $            4,963   $            3,840   $              222
                                          -------------------  ------------------   ------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               16,470               1,224                3,106                   25
                                          -------------------  ------------------   ------------------- ---------------------
          Net investment income (loss)..               75,491               3,739                  734                  197
                                          -------------------  ------------------   ------------------- ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......              657,762                  --               34,475                   --
      Realized gains (losses) on sale of
        investments.....................              425,719               5,337              253,254                (541)
                                          -------------------  ------------------   ------------------- ---------------------
          Net realized gains (losses)...            1,083,481               5,337              287,729                (541)
                                          -------------------  ------------------   ------------------- ---------------------
      Change in unrealized gains (losses)
        on investments..................            (112,905)             102,758             (48,465)                2,195
                                          -------------------  ------------------   ------------------- ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              970,576             108,095              239,264                1,654
                                          -------------------  ------------------   ------------------- ---------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $         1,046,067  $          111,834   $          239,998   $            1,851
                                          ===================  ==================   =================== =====================

                                                LMPVET               LMPVET               LMPVET               LMPVET
                                              CLEARBRIDGE          CLEARBRIDGE          CLEARBRIDGE          CLEARBRIDGE
                                            VARIABLE EQUITY   VARIABLE FUNDAMENTAL  VARIABLE LARGE CAP   VARIABLE LARGE CAP
                                            INCOME BUILDER        ALL CAP VALUE           GROWTH                VALUE
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------  --------------------  ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $           34,172   $           37,375   $            4,120   $           57,840
                                          ------------------  --------------------  ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               2,344                4,603                1,229                4,687
                                          ------------------  --------------------  ------------------   ------------------
          Net investment income (loss)..              31,828               32,772                2,891               53,153
                                          ------------------  --------------------  ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --               38,144                2,586
      Realized gains (losses) on sale of
        investments.....................            (29,786)               57,208               38,307              179,610
                                          ------------------  --------------------  ------------------   ------------------
          Net realized gains (losses)...            (29,786)               57,208               76,451              182,196
                                          ------------------  --------------------  ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             145,235              218,523               26,650               70,684
                                          ------------------  --------------------  ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             115,449              275,731              103,101              252,880
                                          ------------------  --------------------  ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          147,277   $          308,503   $          105,992   $          306,033
                                          ==================  ====================  ==================   ==================


                                           LMPVET INVESTMENT     LMPVIT WESTERN
                                           COUNSEL VARIABLE   ASSET VARIABLE GLOBAL
                                           SOCIAL AWARENESS      HIGH YIELD BOND
                                           INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------  ---------------------
INVESTMENT INCOME:
      Dividends.........................  $            5,200   $          600,026
                                          ------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                 801               19,557
                                          ------------------  ---------------------
          Net investment income (loss)..               4,399              580,469
                                          ------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................              16,124              (6,103)
                                          ------------------  ---------------------
          Net realized gains (losses)...              16,124              (6,103)
                                          ------------------  ---------------------
      Change in unrealized gains (losses)
        on investments..................              20,821              672,637
                                          ------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              36,945              666,534
                                          ------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $           41,344   $        1,247,003
                                          ==================  =====================

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced May 2, 2011 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                            LMPVIT WESTERN
                                            ASSET VARIABLE           MFS VIT         MIST BLACKROCK       MIST BLACKROCK
                                            STRATEGIC BOND        NEW DISCOVERY        HIGH YIELD         LARGE CAP CORE
                                           INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------   -----------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $           32,571   $               --   $       1,639,972   $          109,636
                                          ------------------   ------------------   -----------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               2,610                  688              14,282               18,682
                                          ------------------   ------------------   -----------------   ------------------
          Net investment income (loss)..              29,961                (688)           1,625,690               90,954
                                          ------------------   ------------------   -----------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                6,842             290,881                   --
      Realized gains (losses) on sale of
        investments.....................              32,106              (4,310)             723,358            1,198,133
                                          ------------------   ------------------   -----------------   ------------------
          Net realized gains (losses)...              32,106                2,532           1,014,239            1,198,133
                                          ------------------   ------------------   -----------------   ------------------
      Change in unrealized gains (losses)
        on investments..................              30,288               15,182           1,183,766               14,768
                                          ------------------   ------------------   -----------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................              62,394               17,714           2,198,005            1,212,901
                                          ------------------   ------------------   -----------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $           92,355   $           17,026   $       3,823,695   $        1,303,855
                                          ==================   ==================   =================   ==================

                                                                  MIST HARRIS
                                          MIST CLARION GLOBAL       OAKMARK           MIST INVESCO
                                              REAL ESTATE        INTERNATIONAL      SMALL CAP GROWTH     MIST JANUS FORTY
                                           INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------- ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          395,514  $          153,808   $               --   $           88,705
                                          ------------------- ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              32,607              15,145                2,571               34,879
                                          ------------------- ------------------   ------------------   ------------------
          Net investment income (loss)..             362,907             138,663              (2,571)               53,826
                                          ------------------- ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                  --               82,001                   --
      Realized gains (losses) on sale of
        investments.....................           (142,329)             253,406               31,835            1,660,834
                                          ------------------- ------------------   ------------------   ------------------
          Net realized gains (losses)...           (142,329)             253,406              113,836            1,660,834
                                          ------------------- ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           3,774,658           1,819,784               50,056            2,438,271
                                          ------------------- ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           3,632,329           2,073,190              163,892            4,099,105
                                          ------------------- ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        3,995,236  $        2,211,853   $          161,321   $        4,152,931
                                          =================== ==================   ==================   ==================


                                          MIST LOOMIS SAYLES   MIST LORD ABBETT
                                            GLOBAL MARKETS      BOND DEBENTURE
                                           INVESTMENT OPTION   INVESTMENT OPTION
                                          ------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $          108,606  $           43,207
                                          ------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              10,491               1,357
                                          ------------------  ------------------
          Net investment income (loss)..              98,115              41,850
                                          ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                  --                  --
      Realized gains (losses) on sale of
        investments.....................              23,417              27,767
                                          ------------------  ------------------
          Net realized gains (losses)...              23,417              27,767
                                          ------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................             520,565              10,206
                                          ------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             543,982              37,973
                                          ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          642,097  $           79,823
                                          ==================  ==================

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced May 2, 2011 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                           MIST LORD ABBETT      MIST METLIFE       MIST MFS EMERGING   MIST MFS RESEARCH
                                             MID CAP VALUE    AGGRESSIVE STRATEGY    MARKETS EQUITY       INTERNATIONAL
                                           INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION
                                          ------------------  -------------------  ------------------   -----------------
INVESTMENT INCOME:
     Dividends..........................  $          10,915   $           14,307   $           44,003   $          56,611
                                          ------------------  -------------------  ------------------   -----------------
EXPENSES:
     Mortality and expense risk
        charges.........................              6,408                3,951                9,210               6,086
                                          ------------------  -------------------  ------------------   -----------------
          Net investment income (loss)..              4,507               10,356               34,793              50,525
                                          ------------------  -------------------  ------------------   -----------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
     Realized gain distributions........                 --                   --                   --                  --
     Realized gains (losses) on sale of
        investments.....................             91,590            (134,329)               38,771            (54,404)
                                          ------------------  -------------------  ------------------   -----------------
          Net realized gains (losses)...             91,590            (134,329)               38,771            (54,404)
                                          ------------------  -------------------  ------------------   -----------------
     Change in unrealized gains (losses)
        on investments..................            634,387              386,037              658,140             477,418
                                          ------------------  -------------------  ------------------   -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................            725,977              251,708              696,911             423,014
                                          ------------------  -------------------  ------------------   -----------------
     Net increase (decrease) in net assets
        resulting from operations.......  $         730,484   $          262,064   $          731,704   $         473,539
                                          ==================  ===================  ==================   =================

                                                                     MIST              MIST PIMCO
                                                                MORGAN STANLEY     INFLATION PROTECTED
                                           MIST MLA MID CAP     MID CAP GROWTH            BOND          MIST PIONEER FUND
                                           INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION   INVESTMENT OPTION
                                          ------------------  ------------------   -------------------  -----------------
INVESTMENT INCOME:
     Dividends..........................  $            8,559  $               --   $          990,763   $           9,715
                                          ------------------  ------------------   -------------------  -----------------
EXPENSES:
     Mortality and expense risk
        charges.........................               2,586               5,768               57,881               1,212
                                          ------------------  ------------------   -------------------  -----------------
          Net investment income (loss)..               5,973             (5,768)              932,882               8,503
                                          ------------------  ------------------   -------------------  -----------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
     Realized gain distributions........                  --                  --            1,818,189                  --
     Realized gains (losses) on sale of
        investments.....................              48,850            (17,790)              270,345              32,893
                                          ------------------  ------------------   -------------------  -----------------
          Net realized gains (losses)...              48,850            (17,790)            2,088,534              32,893
                                          ------------------  ------------------   -------------------  -----------------
     Change in unrealized gains (losses)
        on investments..................              16,444           (111,131)            (560,281)              13,982
                                          ------------------  ------------------   -------------------  -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................              65,294           (128,921)            1,528,253              46,875
                                          ------------------  ------------------   -------------------  -----------------
     Net increase (decrease) in net assets
        resulting from operations.......  $           71,267  $        (134,689)   $        2,461,135   $          55,378
                                          ==================  ==================   ===================  =================


                                             MIST PIONEER      MIST T. ROWE PRICE
                                           STRATEGIC INCOME      LARGE CAP VALUE
                                           INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------
INVESTMENT INCOME:
     Dividends..........................  $           99,717   $           38,202
                                          ------------------   ------------------
EXPENSES:
     Mortality and expense risk
        charges.........................               4,091                5,344
                                          ------------------   ------------------
          Net investment income (loss)..              95,626               32,858
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
     Realized gain distributions........               7,651                   --
     Realized gains (losses) on sale of
        investments.....................                 710             (42,802)
                                          ------------------   ------------------
          Net realized gains (losses)...               8,361             (42,802)
                                          ------------------   ------------------
     Change in unrealized gains (losses)
        on investments..................             113,132              432,261
                                          ------------------   ------------------
     Net realized and change in
        unrealized gains (losses) on
        investments.....................             121,493              389,459
                                          ------------------   ------------------
     Net increase (decrease) in net assets
        resulting from operations.......  $          217,119   $          422,317
                                          ==================   ==================

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced May 2, 2011 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                             MSF BARCLAYS
                                           MIST T. ROWE PRICE    MIST THIRD AVENUE   MSF BAILLIE GIFFORD   CAPITAL AGGREGATE
                                             MID CAP GROWTH       SMALL CAP VALUE    INTERNATIONAL STOCK      BOND INDEX
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $               --   $               --   $            9,331
                                           ------------------   ------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               7,323               14,872                   --                  397
                                           ------------------   ------------------   -------------------  ------------------
          Net investment income (loss)...             (7,323)             (14,872)                   --                8,934
                                           ------------------   ------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........             454,306                   --                   --                   --
      Realized gains (losses) on sale of
        investments......................               3,367              400,309                  (2)                (405)
                                           ------------------   ------------------   -------------------  ------------------
          Net realized gains (losses)....             457,673              400,309                  (2)                (405)
                                           ------------------   ------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................               7,261              660,545                   39                (269)
                                           ------------------   ------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             464,934            1,060,854                   37                (674)
                                           ------------------   ------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          457,611   $        1,045,982   $               37   $            8,260
                                           ==================   ==================   ===================  ==================


                                              MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK
                                            AGGRESSIVE GROWTH       BOND INCOME          DIVERSIFIED         LARGE CAP VALUE
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                           ------------------   ------------------   -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $           30,737   $            18,543  $            55,802
                                           ------------------   ------------------   -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              11,082                2,779                 1,815                6,114
                                           ------------------   ------------------   -------------------  -------------------
          Net investment income (loss)...            (11,082)               27,958                16,728               49,688
                                           ------------------   ------------------   -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                7,407                    --              634,702
      Realized gains (losses) on sale of
        investments......................             290,422               75,881                35,933               84,674
                                           ------------------   ------------------   -------------------  -------------------
          Net realized gains (losses)....             290,422               83,288                35,933              719,376
                                           ------------------   ------------------   -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................             220,730             (20,880)                37,646            (249,096)
                                           ------------------   ------------------   -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             511,152               62,408                73,579              470,280
                                           ------------------   ------------------   -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          500,070   $           90,366   $            90,307  $           519,968
                                           ==================   ==================   ===================  ===================

                                              MSF BLACKROCK
                                            LEGACY LARGE CAP       MSF BLACKROCK
                                                 GROWTH            MONEY MARKET
                                            INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $            3,953   $               --
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               2,528              327,747
                                           ------------------   ------------------
          Net investment income (loss)...               1,425            (327,747)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................             210,691                   --
                                           ------------------   ------------------
          Net realized gains (losses)....             210,691                   --
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................            (21,022)                   --
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             189,669                   --
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          191,094   $        (327,747)
                                           ==================   ==================

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced May 2, 2011 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                         MSF METLIFE           MSF METLIFE
                                              MSF FI VALUE         MSF JENNISON         CONSERVATIVE         CONSERVATIVE TO
                                                 LEADERS              GROWTH             ALLOCATION        MODERATE ALLOCATION
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                           ------------------   ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $           35,927   $           34,626   $            53,950   $           54,183
                                           ------------------   ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               7,099               30,113                 2,986                4,295
                                           ------------------   ------------------   -------------------   -------------------
          Net investment income (loss)...              28,828                4,513                50,964               49,888
                                           ------------------   ------------------   -------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  --            2,439,579                44,839                5,862
      Realized gains (losses) on sale of
        investments......................           (148,639)               40,052                93,214               17,633
                                           ------------------   ------------------   -------------------   -------------------
          Net realized gains (losses)....           (148,639)            2,479,631               138,053               23,495
                                           ------------------   ------------------   -------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................             611,828            (677,676)              (80,827)              103,571
                                           ------------------   ------------------   -------------------   -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................             463,189            1,801,955                57,226              127,066
                                           ------------------   ------------------   -------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          492,017   $        1,806,468   $           108,190   $          176,954
                                           ==================   ==================   ===================   ===================

                                                                                          MSF METLIFE
                                                MSF METLIFE          MSF METLIFE          MODERATE TO          MSF METLIFE
                                            MID CAP STOCK INDEX  MODERATE ALLOCATION AGGRESSIVE ALLOCATION     STOCK INDEX
                                             INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           --------------------  ------------------- --------------------- ------------------
INVESTMENT INCOME:
      Dividends..........................  $            40,047   $          125,943   $           47,199   $          392,608
                                           --------------------  ------------------- --------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................                6,181               11,723                4,794               37,074
                                           --------------------  ------------------- --------------------- ------------------
          Net investment income (loss)...               33,866              114,220               42,405              355,534
                                           --------------------  ------------------- --------------------- ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........              168,368                   --                   --              157,591
      Realized gains (losses) on sale of
        investments......................              119,975              247,344              110,210            1,954,069
                                           --------------------  ------------------- --------------------- ------------------
          Net realized gains (losses)....              288,343              247,344              110,210            2,111,660
                                           --------------------  ------------------- --------------------- ------------------
      Change in unrealized gains (losses)
        on investments...................              237,070              226,612               98,773              739,592
                                           --------------------  ------------------- --------------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................              525,413              473,956              208,983            2,851,252
                                           --------------------  ------------------- --------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $           559,279   $          588,176   $          251,388   $        3,206,786
                                           ====================  =================== ===================== ==================


                                                 MSF MFS
                                              TOTAL RETURN          MSF MFS VALUE
                                            INVESTMENT OPTION     INVESTMENT OPTION
                                           -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $           611,430  $           333,701
                                           -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               49,063               30,654
                                           -------------------  -------------------
          Net investment income (loss)...              562,367              303,047
                                           -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --              237,616
      Realized gains (losses) on sale of
        investments......................               84,733              679,676
                                           -------------------  -------------------
          Net realized gains (losses)....               84,733              917,292
                                           -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................            1,760,156            1,453,171
                                           -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments......................            1,844,889            2,370,463
                                           -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         2,407,256  $         2,673,510
                                           ===================  ===================

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced May 2, 2011 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                              MSF MSCI EAFE       MSF OPPENHEIMER     MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  INDEX            GLOBAL EQUITY            INDEX          LARGE CAP GROWTH
                                            INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $              197   $            8,019   $          215,629   $               --
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                   39                1,184               38,705                2,465
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..                  158                6,835              176,924              (2,465)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................                    2                3,349              352,586               36,466
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...                    2                3,349              352,586               36,466
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................                4,023              101,146            2,183,027              156,132
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................                4,025              104,495            2,535,613              192,598
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $            4,183   $          111,330   $        2,712,537   $          190,133
                                           ==================   ==================   ==================   ==================

                                                MSF WESTERN        OPPENHEIMER VA                                 PIMCO VIT
                                             ASSET MANAGEMENT   MAIN STREET SMALL- &        PIMCO VIT             LONG-TERM
                                              U.S. GOVERNMENT          MID-CAP              ALL ASSET          U.S. GOVERNMENT
                                             INVESTMENT OPTION  INVESTMENT OPTION (a) INVESTMENT OPTION (b) INVESTMENT OPTION (c)
                                           -------------------  --------------------- --------------------- ---------------------
INVESTMENT INCOME:
      Dividends.........................   $            68,229   $               --    $           25,322    $                3
                                           -------------------  --------------------- --------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                 1,654                   --                 1,137                    --
                                           -------------------  --------------------- --------------------- ---------------------
          Net investment income (loss)..                66,575                   --                24,185                     3
                                           -------------------  --------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                    --                   --                    --                    33
      Realized gains (losses) on sale of
        investments.....................                26,951                    1                10,826                    --
                                           -------------------  --------------------- --------------------- ---------------------
          Net realized gains (losses)...                26,951                    1                10,826                    33
                                           -------------------  --------------------- --------------------- ---------------------
      Change in unrealized gains (losses)
        on investments..................                 6,214                  119                 9,401                  (45)
                                           -------------------  --------------------- --------------------- ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................                33,165                  120                20,227                  (12)
                                           -------------------  --------------------- --------------------- ---------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $            99,740   $              120    $           44,412    $              (9)
                                           ===================  ===================== ===================== =====================


                                                PIMCO VIT          PIMCO VIT
                                              LOW DURATION       TOTAL RETURN
                                            INVESTMENT OPTION  INVESTMENT OPTION
                                           ------------------ ------------------
INVESTMENT INCOME:
      Dividends.........................   $          592,208 $        3,857,680
                                           ------------------ ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               65,169            295,376
                                           ------------------ ------------------
          Net investment income (loss)..              527,039          3,562,304
                                           ------------------ ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......                   --          3,008,459
      Realized gains (losses) on sale of
        investments.....................              272,112          1,345,363
                                           ------------------ ------------------
          Net realized gains (losses)...              272,112          4,353,822
                                           ------------------ ------------------
      Change in unrealized gains (losses)
        on investments..................              891,564          5,411,458
                                           ------------------ ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................            1,163,676          9,765,280
                                           ------------------ ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        1,690,715 $       13,327,584
                                           ================== ==================

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced May 2, 2011 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                              PIONEER VCT          PIONEER VCT           PUTNAM VT
                                           EMERGING MARKETS       MID CAP VALUE      MULTI-CAP GROWTH      ROYCE MICRO-CAP
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $           12,060   $           12,273   $              331   $               --
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               8,807                3,446                  275                7,980
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..               3,253                8,827                   56              (7,980)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......             178,411                   --                   --               70,153
      Realized gains (losses) on sale of
        investments.....................              77,115                5,902               23,716              103,402
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...             255,526                5,902               23,716              173,555
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             333,986              124,846              (2,481)               99,211
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             589,512              130,748               21,235              272,766
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          592,765   $          139,575   $           21,291   $          264,786
                                          ==================   ==================   ==================   ==================


                                                                  UIF EMERGING         UIF EMERGING         VANGUARD VIF
                                            ROYCE SMALL-CAP       MARKETS DEBT        MARKETS EQUITY      DIVERSIFIED VALUE
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $           11,503   $               --   $               --   $           18,378
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              16,724                   28               17,234                2,795
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..             (5,221)                 (28)             (17,234)               15,583
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......             264,751                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................             460,565                    1                2,071                (372)
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...             725,316                    1                2,071                (372)
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             458,936                1,364            1,188,067               99,908
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................           1,184,252                1,365            1,190,138               99,536
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        1,179,031   $            1,337   $        1,172,904   $          115,119
                                          ==================   ==================   ==================   ==================

                                                                  VANGUARD VIF
                                             VANGUARD VIF          SHORT-TERM
                                             EQUITY INDEX       INVESTMENT-GRADE
                                           INVESTMENT OPTION    INVESTMENT OPTION
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $           26,307   $            6,265
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               4,750                  723
                                          ------------------   ------------------
          Net investment income (loss)..              21,557                5,542
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.......              56,609                   --
      Realized gains (losses) on sale of
        investments.....................              14,767              (1,498)
                                          ------------------   ------------------
          Net realized gains (losses)...              71,376              (1,498)
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             101,926                4,370
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.....................             173,302                2,872
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          194,859   $            8,414
                                          ==================   ==================

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced May 2, 2011 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                                    ALLIANCEBERNSTEIN
                                                     GLOBAL THEMATIC        ALLIANCEBERNSTEIN              ALLIANCEBERNSTEIN
                                                         GROWTH             INTERMEDIATE BOND             INTERNATIONAL VALUE
                                                    INVESTMENT OPTION       INVESTMENT OPTION              INVESTMENT OPTION
                                                    ----------------- ------------------------------ ------------------------------
                                                        2012 (a)           2012            2011           2012            2011
                                                    ----------------- --------------  -------------- -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....................   $          --   $          161  $          126 $         178   $          390
   Net realized gains (losses).....................              --              120              14          (61)               97
   Change in unrealized gains (losses)
     on investments................................              13             (85)              36         1,412          (2,433)
                                                    ----------------- --------------  -------------- -------------   --------------
     Net increase (decrease) in net assets resulting
       from operations.............................              13              196             176         1,529          (1,946)
                                                    ----------------- --------------  -------------- -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners....               5              507             745         2,150            3,205
   Net transfers (including fixed account).........             114              218             123           473            1,246
   Policy charges..................................             (2)            (173)           (160)         (526)            (506)
   Transfers for policy benefits and terminations..              --               --             (5)           (2)               --
                                                    ----------------- --------------  -------------- -------------   --------------
     Net increase (decrease) in net assets resulting
       from policy transactions....................             117              552             703         2,095            3,945
                                                    ----------------- --------------  -------------- -------------   --------------
     Net increase (decrease) in net assets.........             130              748             879         3,624            1,999
NET ASSETS:
   Beginning of year...............................              --            3,186           2,307         9,124            7,125
                                                    ----------------- --------------  -------------- -------------   --------------
   End of year.....................................   $         130   $        3,934  $        3,186 $      12,748   $        9,124
                                                    ================= ==============  ============== =============   ==============




                                                      AMERICAN CENTURY VP ULTRA       AMERICAN CENTURY VP VISTA
                                                          INVESTMENT OPTION               INVESTMENT OPTION
                                                    ------------------------------ -------------------------------
                                                         2012            2011           2012             2011
                                                    -------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).................... $        (57)   $         (79) $      (6,639)   $      (6,578)
   Net realized gains (losses).....................         4,883               26        222,772          155,531
   Change in unrealized gains (losses)
     on investments................................           285              398        414,109        (573,606)
                                                    -------------   -------------- --------------   --------------
     Net increase (decrease) in net assets resulting
       from operations.............................         5,111              345        630,242        (424,653)
                                                    -------------   -------------- --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners....         1,963            1,913             62               --
   Net transfers (including fixed account).........       (5,766)            9,381       (35,971)          758,773
   Policy charges..................................         (567)            (409)       (24,311)         (18,258)
   Transfers for policy benefits and terminations..      (23,764)              (3)       (54,520)               --
                                                    -------------   -------------- --------------   --------------
     Net increase (decrease) in net assets resulting
       from policy transactions....................      (28,134)           10,882      (114,740)          740,515
                                                    -------------   -------------- --------------   --------------
     Net increase (decrease) in net assets.........      (23,023)           11,227        515,502          315,862
NET ASSETS:
   Beginning of year...............................        40,590           29,363      4,340,156        4,024,294
                                                    -------------   -------------- --------------   --------------
   End of year..................................... $      17,567   $       40,590 $    4,855,658   $    4,340,156
                                                    =============   ============== ==============   ==============




                                                          AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                                           INVESTMENT OPTION                INVESTMENT OPTION
                                                    -------------------------------  -------------------------------
                                                         2012             2011            2012             2011
                                                    --------------   --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).................... $          312   $          303  $       36,255   $       63,541
   Net realized gains (losses).....................             39               23         260,376        1,412,712
   Change in unrealized gains (losses)
     on investments................................            249              212         891,237      (1,847,824)
                                                    --------------   --------------  --------------   --------------
     Net increase (decrease) in net assets resulting
       from operations.............................            600              538       1,187,868        (371,571)
                                                    --------------   --------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners....          1,937            2,760          93,918          244,028
   Net transfers (including fixed account).........          1,151            1,125       (534,373)      (8,569,750)
   Policy charges..................................          (603)            (522)       (118,522)        (124,478)
   Transfers for policy benefits and terminations..             --              (9)       (337,365)         (26,610)
                                                    --------------   --------------  --------------   --------------
     Net increase (decrease) in net assets resulting
       from policy transactions....................          2,485            3,354       (896,342)      (8,476,810)
                                                    --------------   --------------  --------------   --------------
     Net increase (decrease) in net assets.........          3,085            3,892         291,526      (8,848,381)
NET ASSETS:
   Beginning of year...............................         10,851            6,959       5,526,167       14,374,548
                                                    --------------   --------------  --------------   --------------
   End of year..................................... $       13,936   $       10,851  $    5,817,693   $    5,526,167
                                                    ==============   ==============  ==============   ==============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                         AMERICAN FUNDS GLOBAL                                            AMERICAN FUNDS
                                         SMALL CAPITALIZATION           AMERICAN FUNDS GROWTH              GROWTH-INCOME
                                           INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                    ------------------------------ ------------------------------ ------------------------------
                                         2012            2011           2012            2011           2012            2011
                                    --------------  -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $           16  $           14 $      293,322  $      303,414 $      232,957  $      250,115
   Net realized gains (losses).....             32              46      3,623,067         934,747        418,395        (39,226)
   Change in unrealized gains
     (losses) on investments.......            138           (292)      5,783,202     (5,510,835)      2,095,852       (527,315)
                                    --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            186           (232)      9,699,591     (4,272,674)      2,747,204       (316,426)
                                    --------------  -------------- --------------  -------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............            262             260        338,078       1,077,064        695,638         951,935
   Net transfers (including
     fixed account)................              1              --   (22,731,698)     (3,928,949)    (4,139,014)     (2,182,605)
   Policy charges..................          (140)           (134)      (804,599)       (961,920)      (298,454)       (321,889)
   Transfers for policy benefits
     and terminations..............             --             (6)    (1,997,698)       (336,845)      (326,500)       (367,743)
                                    --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........            123             120   (25,195,917)     (4,150,650)    (4,068,330)     (1,920,302)
                                    --------------  -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets...............            309           (112)   (15,496,326)     (8,423,324)    (1,321,126)     (2,236,728)
NET ASSETS:
   Beginning of year...............          1,008           1,120     66,776,972      75,200,296     17,899,551      20,136,279
                                    --------------  -------------- --------------  -------------- --------------  --------------
   End of year..................... $        1,317  $        1,008 $   51,280,646  $   66,776,972 $   16,578,425  $   17,899,551
                                    ==============  ============== ==============  ============== ==============  ==============

                                           AMERICAN FUNDS
                                          HIGH-INCOME BOND         AMERICAN FUNDS INTERNATIONAL     AMERICAN FUNDS NEW WORLD
                                          INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                    ------------------------------ ------------------------------ ------------------------------
                                         2012            2011           2012            2011           2012            2011
                                    -------------   -------------- -------------   -------------- -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $       1,739   $          420 $     297,208   $      371,041 $      65,079   $       95,564
   Net realized gains (losses).....            14            (134)       491,670          580,249       128,105          440,284
   Change in unrealized gains
     (losses) on investments.......            87            (320)     2,690,399      (4,511,826)       857,076      (1,492,639)
                                    -------------   -------------- -------------   -------------- -------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         1,840             (34)     3,479,277      (3,560,536)     1,050,260        (956,791)
                                    -------------   -------------- -------------   -------------- -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............         2,583            2,234        71,323            9,117       112,313              411
   Net transfers (including
     fixed account)................        20,490           21,191      (36,873)        (664,630)     1,365,046         (30,844)
   Policy charges..................         (680)            (231)     (210,819)        (201,466)      (46,973)         (27,251)
   Transfers for policy benefits
     and terminations..............            --         (19,541)     (226,072)        (110,283)     (111,205)         (15,248)
                                    -------------   -------------- -------------   -------------- -------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        22,393            3,653     (402,441)        (967,262)     1,319,181         (72,932)
                                    -------------   -------------- -------------   -------------- -------------   --------------
     Net increase (decrease)
       in net assets...............        24,233            3,619     3,076,836      (4,527,798)     2,369,441      (1,029,723)
NET ASSETS:
   Beginning of year...............         5,698            2,079    21,071,633       25,599,431     5,544,823        6,574,546
                                    -------------   -------------- -------------   -------------- -------------   --------------
   End of year..................... $      29,931   $        5,698 $  24,148,469   $   21,071,633 $   7,914,264   $    5,544,823
                                    =============   ============== =============   ============== =============   ==============

                                          AMERICAN FUNDS U.S.
                                    GOVERNMENT/AAA-RATED SECURITIES
                                           INVESTMENT OPTION
                                    -------------------------------
                                          2012            2011
                                     -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         229   $        9,762
   Net realized gains (losses).....          9,913           15,109
   Change in unrealized gains
     (losses) on investments.......       (10,768)            3,266
                                     -------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          (626)           28,137
                                     -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............          5,031           79,335
   Net transfers (including
     fixed account)................      (681,712)        (341,936)
   Policy charges..................        (1,577)          (8,934)
   Transfers for policy benefits
     and terminations..............             --          (3,341)
                                     -------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........      (678,258)        (274,876)
                                     -------------   --------------
     Net increase (decrease)
       in net assets...............      (678,884)        (246,739)
NET ASSETS:
   Beginning of year...............        710,381          957,120
                                     -------------   --------------
   End of year.....................  $      31,497   $      710,381
                                     =============   ==============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                   DREYFUS VIF OPPORTUNISTIC
                                     DELAWARE VIP SMALL CAP VALUE    DREYFUS VIF APPRECIATION              SMALL CAP
                                           INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                     ----------------------------- ----------------------------- -----------------------------
                                         2012            2011          2012            2011          2012            2011
                                     -------------   ------------- -------------  -------------- -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      42,034   $      41,932 $      42,368  $       13,252 $     (2,125)   $       1,947
   Net realized gains (losses)......     2,128,884         187,627        54,468          14,748       (5,756)         (9,494)
   Change in unrealized gains
     (losses) on investments........      (11,932)       (419,234)        25,565          36,095       192,085       (141,948)
                                     -------------   ------------- -------------  -------------- -------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     2,158,986       (189,675)       122,401          64,095       184,204       (149,495)
                                     -------------   ------------- -------------  -------------- -------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............       512,847         133,234         4,026           4,347         8,271           6,838
   Net transfers (including
     fixed account).................     5,526,548         899,061       241,784         325,986      (18,987)       (196,166)
   Policy charges...................     (234,184)       (190,704)      (25,241)        (17,994)      (17,580)        (17,433)
   Transfers for policy benefits
     and terminations...............   (1,004,718)        (97,326)     (232,106)              --     (164,977)         (2,124)
                                     -------------   ------------- -------------  -------------- -------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........     4,800,493         744,265      (11,537)         312,339     (193,273)       (208,885)
                                     -------------   ------------- -------------  -------------- -------------   -------------
     Net increase (decrease)
       in net assets................     6,959,479         554,590       110,864         376,434       (9,069)       (358,380)
NET ASSETS:
   Beginning of year................    14,179,266      13,624,676     1,129,010         752,576       949,255       1,307,635
                                     -------------   ------------- -------------  -------------- -------------   -------------
   End of year...................... $  21,138,745   $  14,179,266 $   1,239,874  $    1,129,010 $     940,186   $     949,255
                                     =============   ============= =============  ============== =============   =============


                                         FIDELITY VIP CONTRAFUND       FIDELITY VIP EQUITY-INCOME       FIDELITY VIP FREEDOM 2010
                                            INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------  ------------------------------  ------------------------------
                                          2012            2011            2012             2011           2012             2011
                                     --------------  --------------  --------------   -------------  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      381,666  $      181,974  $      347,098   $     273,347  $          489   $          45
   Net realized gains (losses)......        499,165         973,861       1,260,258         378,764             561        (12,466)
   Change in unrealized gains
     (losses) on investments........      3,591,085     (1,998,077)         228,808       (567,464)           1,015           (496)
                                     --------------  --------------  --------------   -------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      4,471,916       (842,242)       1,836,164          84,647           2,065        (12,917)
                                     --------------  --------------  --------------   -------------  --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        917,408         949,465           2,625           2,870             815           1,281
   Net transfers (including
     fixed account).................      7,058,885     (4,500,486)       (888,879)         593,902          16,842          22,182
   Policy charges...................      (436,281)       (385,483)       (110,330)       (109,370)           (380)         (1,075)
   Transfers for policy benefits
     and terminations...............      (387,095)       (137,529)       (120,997)        (56,846)              --              --
                                     --------------  --------------  --------------   -------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      7,152,917     (4,074,033)     (1,117,581)         430,556          17,277          22,388
                                     --------------  --------------  --------------   -------------  --------------   -------------
     Net increase (decrease)
       in net assets................     11,624,833     (4,916,275)         718,583         515,203          19,342           9,471
NET ASSETS:
   Beginning of year................     26,149,815      31,066,090      11,683,857      11,168,654           9,471              --
                                     --------------  --------------  --------------   -------------  --------------   -------------
   End of year...................... $   37,774,648  $   26,149,815  $   12,402,440   $  11,683,857  $       28,813   $       9,471
                                     ==============  ==============  ==============   =============  ==============   =============


                                        FIDELITY VIP FREEDOM 2015
                                            INVESTMENT OPTION
                                     -------------------------------
                                          2012             2011
                                     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $          871   $        1,603
   Net realized gains (losses)......            711          (1,426)
   Change in unrealized gains
     (losses) on investments........          4,293          (3,656)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............          5,875          (3,479)
                                     --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            867               --
   Net transfers (including
     fixed account).................       (35,346)           84,283
   Policy charges...................        (1,088)            (687)
   Transfers for policy benefits
     and terminations...............             --             (12)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........       (35,567)           83,584
                                     --------------   --------------
     Net increase (decrease)
       in net assets................       (29,692)           80,105
NET ASSETS:
   Beginning of year................         80,105               --
                                     --------------   --------------
   End of year...................... $       50,413   $       80,105
                                     ==============   ==============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011





                                        FIDELITY VIP FREEDOM 2020      FIDELITY VIP FREEDOM 2025     FIDELITY VIP FREEDOM 2030
                                            INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                     ------------------------------ ------------------------------ ------------------------------
                                          2012             2011          2012          2011 (b)         2012            2011
                                     --------------   ------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        9,920   $      23,425 $        5,073  $        3,521 $       10,306  $        5,293
   Net realized gains (losses)......         23,392         (1,663)          3,386           (592)          5,082         (1,915)
   Change in unrealized gains
     (losses) on investments........         81,932        (59,030)         21,491         (9,105)         37,411        (11,643)
                                     --------------   ------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        115,244        (37,268)         29,950         (6,176)         52,799         (8,265)
                                     --------------   ------------- --------------  -------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............            902              --             --              --            205             183
   Net transfers (including
     fixed account).................      (627,150)       1,163,037         99,557         183,724        239,662         266,176
   Policy charges...................       (14,316)         (7,916)        (2,960)         (1,230)        (6,450)         (1,777)
   Transfers for policy benefits
     and terminations...............             --           (156)             --            (23)             --            (84)
                                     --------------   ------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (640,564)       1,154,965         96,597         182,471        233,417         264,498
                                     --------------   ------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets................      (525,320)       1,117,697        126,547         176,295        286,216         256,233
NET ASSETS:
   Beginning of year................      1,117,697              --        176,295              --        257,332           1,099
                                     --------------   ------------- --------------  -------------- --------------  --------------
   End of year...................... $      592,377   $   1,117,697 $      302,842  $      176,295 $      543,548  $      257,332
                                     ==============   ============= ==============  ============== ==============  ==============


                                       FIDELITY VIP
                                         GROWTH &
                                          INCOME          FIDELITY VIP HIGH INCOME         FIDELITY VIP INDEX 500
                                     INVESTMENT OPTION        INVESTMENT OPTION               INVESTMENT OPTION
                                     ----------------- ------------------------------- ------------------------------
                                           2012             2012             2011           2012             2011
                                     ----------------- --------------   -------------- --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        1,300   $          389   $          304 $      933,466   $     534,639
   Net realized gains (losses)......              30               19               14      1,225,621       1,180,630
   Change in unrealized gains
     (losses) on investments........         (2,111)              312            (184)      3,199,358     (1,098,733)
                                     ----------------- --------------   -------------- --------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............           (781)              720              134      5,358,445         616,536
                                     ----------------- --------------   -------------- --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              19              773            1,018      1,958,133          73,673
   Net transfers (including
     fixed account).................          67,641            1,386              454     16,648,659       1,456,444
   Policy charges...................           (122)            (272)            (226)      (299,693)       (126,046)
   Transfers for policy benefits
     and terminations...............              --               --              (6)      (370,433)             (7)
                                     ----------------- --------------   -------------- --------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........          67,538            1,887            1,240     17,936,666       1,404,064
                                     ----------------- --------------   -------------- --------------   -------------
     Net increase (decrease)
       in net assets................          66,757            2,607            1,374     23,295,111       2,020,600
NET ASSETS:
   Beginning of year................              --            4,501            3,127     28,793,263      26,772,663
                                     ----------------- --------------   -------------- --------------   -------------
   End of year......................  $       66,757   $        7,108   $        4,501 $   52,088,374   $  28,793,263
                                     ================= ==============   ============== ==============   =============



                                             FIDELITY VIP
                                         INVESTMENT GRADE BOND
                                           INVESTMENT OPTION
                                     ------------------------------
                                          2012            2011
                                     -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     203,419   $       43,384
   Net realized gains (losses)......       218,346           35,772
   Change in unrealized gains
     (losses) on investments........        30,565            9,051
                                     -------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............       452,330           88,207
                                     -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............       294,045          234,641
   Net transfers (including
     fixed account).................     7,826,911          131,605
   Policy charges...................      (82,924)          (9,722)
   Transfers for policy benefits
     and terminations...............     (107,758)              (6)
                                     -------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........     7,930,274          356,518
                                     -------------   --------------
     Net increase (decrease)
       in net assets................     8,382,604          444,725
NET ASSETS:
   Beginning of year................     1,460,592        1,015,867
                                     -------------   --------------
   End of year...................... $   9,843,196   $    1,460,592
                                     =============   ==============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                     FTVIPT FRANKLIN SMALL-MID
                                          FIDELITY VIP MID CAP          FIDELITY VIP OVERSEAS          CAP GROWTH SECURITIES
                                            INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                     ------------------------------ ----------------------------- ------------------------------
                                          2012            2011          2012             2011          2012            2011
                                     --------------  -------------- -------------   ------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       38,942  $     (43,817) $      59,413   $      39,637 $      (7,677)  $      (9,664)
   Net realized gains (losses)......      2,350,624         608,895      (79,570)       (433,165)        602,821         426,708
   Change in unrealized gains
     (losses) on investments........        754,414     (3,457,030)       756,284       (715,068)      (133,581)       (616,090)
                                     --------------  -------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      3,143,980     (2,891,952)       736,127     (1,108,596)        461,563       (199,046)
                                     --------------  -------------- -------------   ------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............      1,228,637       1,034,778       293,452          88,697             --          23,905
   Net transfers (including
     fixed account).................    (5,221,414)     (1,418,164)     (399,974)       (737,264)    (1,888,681)       (502,758)
   Policy charges...................      (434,124)       (474,943)     (114,702)       (124,448)      (112,101)        (99,236)
   Transfers for policy benefits
     and terminations...............      (714,342)       (619,097)     (212,279)        (20,409)      (399,181)       (660,399)
                                     --------------  -------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........    (5,141,243)     (1,477,426)     (433,503)       (793,424)    (2,399,963)     (1,238,488)
                                     --------------  -------------- -------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets................    (1,997,263)     (4,369,378)       302,624     (1,902,020)    (1,938,400)     (1,437,534)
NET ASSETS:
   Beginning of year................     23,061,414      27,430,792     3,748,749       5,650,769      4,328,337       5,765,871
                                     --------------  -------------- -------------   ------------- --------------  --------------
   End of year...................... $   21,064,151  $   23,061,414 $   4,051,373   $   3,748,749 $    2,389,937  $    4,328,337
                                     ==============  ============== =============   ============= ==============  ==============

                                              FTVIPT MUTUAL                 FTVIPT TEMPLETON
                                       GLOBAL DISCOVERY SECURITIES    DEVELOPING MARKETS SECURITIES
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------   ------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $          157   $         122   $      66,523   $       60,025
   Net realized gains (losses)......            352             156          27,309          870,824
   Change in unrealized gains
     (losses) on investments........            271           (468)         624,723      (2,142,966)
                                     --------------   -------------   -------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............            780           (190)         718,555      (1,212,117)
                                     --------------   -------------   -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             --              --         235,320          288,866
   Net transfers (including
     fixed account).................            160             308     (1,288,957)      (3,339,141)
   Policy charges...................          (181)           (155)        (85,642)        (143,889)
   Transfers for policy benefits
     and terminations...............            (2)             (2)       (248,778)               --
                                     --------------   -------------   -------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........           (23)             151     (1,388,057)      (3,194,164)
                                     --------------   -------------   -------------   --------------
     Net increase (decrease)
       in net assets................            757            (39)       (669,502)      (4,406,281)
NET ASSETS:
   Beginning of year................          5,941           5,980       6,115,767       10,522,048
                                     --------------   -------------   -------------   --------------
   End of year...................... $        6,698   $       5,941   $   5,446,265   $    6,115,767
                                     ==============   =============   =============   ==============

                                            FTVIPT TEMPLETON                 FTVIPT TEMPLETON
                                           FOREIGN SECURITIES             GLOBAL BOND SECURITIES
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     -------------------------------  ------------------------------
                                          2012             2011            2012             2011
                                     --------------   --------------  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      258,850   $      311,523  $    1,184,720   $     598,097
   Net realized gains (losses)......      (143,459)          424,582         111,229         237,317
   Change in unrealized gains
     (losses) on investments........      2,063,671      (2,978,616)         936,111       (947,791)
                                     --------------   --------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      2,179,062      (2,242,511)       2,232,060       (112,377)
                                     --------------   --------------  --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        197,885          791,458         512,211         512,114
   Net transfers (including
     fixed account).................   (10,036,219)         (48,779)       7,988,354       (592,444)
   Policy charges...................      (124,089)        (225,287)       (191,397)       (119,431)
   Transfers for policy benefits
     and terminations...............      (441,698)         (23,859)       (218,494)        (39,913)
                                     --------------   --------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........   (10,404,121)          493,533       8,090,674       (239,674)
                                     --------------   --------------  --------------   -------------
     Net increase (decrease)
       in net assets................    (8,225,059)      (1,748,978)      10,322,734       (352,051)
NET ASSETS:
   Beginning of year................     18,086,432       19,835,410      10,610,103      10,962,154
                                     --------------   --------------  --------------   -------------
   End of year...................... $    9,861,373   $   18,086,432  $   20,932,837   $  10,610,103
                                     ==============   ==============  ==============   =============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                    INVESCO V.I. GLOBAL REAL ESTATE INVESCO V.I. INTERNATIONAL GROWTH    JANUS ASPEN ENTERPRISE
                                           INVESTMENT OPTION                INVESTMENT OPTION               INVESTMENT OPTION
                                    ------------------------------- --------------------------------- -----------------------------
                                         2012            2011              2012            2011            2012            2011
                                    --------------  --------------    --------------  -------------   --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $       32,865  $      199,826    $      263,476  $     210,210   $      (6,821)  $     (6,606)
   Net realized gains (losses).....        171,573         145,410            38,264        558,280          372,637        253,468
   Change in unrealized gains
     (losses) on investments.......      1,571,001       (681,807)         1,981,075    (1,556,310)          360,502      (395,293)
                                    --------------  --------------    --------------  -------------   --------------  -------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      1,775,439       (336,571)         2,282,815      (787,820)          726,318      (148,431)
                                    --------------  --------------    --------------  -------------   --------------  -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............         91,446           3,397           473,478        219,172              742             --
   Net transfers (including
     fixed account)................      1,704,809         976,473         6,897,762    (8,461,875)          363,724        468,508
   Policy charges..................       (51,739)        (23,898)         (179,270)      (139,297)         (25,387)       (18,325)
   Transfers for policy benefits
     and terminations..............      (130,592)        (11,702)         (128,221)       (30,694)         (53,320)             --
                                    --------------  --------------    --------------  -------------   --------------  -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........      1,613,924         944,270         7,063,749    (8,412,694)          285,759        450,183
                                    --------------  --------------    --------------  -------------   --------------  -------------
     Net increase (decrease)
       in net assets...............      3,389,363         607,699         9,346,564    (9,200,514)        1,012,077        301,752
NET ASSETS:
   Beginning of year...............      5,313,931       4,706,232        12,445,526     21,646,040        4,419,928      4,118,176
                                    --------------  --------------    --------------  -------------   --------------  -------------
   End of year..................... $    8,703,294  $    5,313,931    $   21,792,090  $  12,445,526   $    5,432,005  $   4,419,928
                                    ==============  ==============    ==============  =============   ==============  =============

                                     JANUS ASPEN GLOBAL TECHNOLOGY      JANUS ASPEN OVERSEAS      JANUS ASPEN PERKINS MID CAP VALUE
                                           INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                    ------------------------------ ------------------------------ ---------------------------------
                                         2012            2011           2012            2011            2012            2011
                                    --------------  -------------- --------------   -------------  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $      (8,444)  $      (8,252) $       24,941   $      24,301  $       75,491   $      44,741
   Net realized gains (losses).....        228,870         440,255        522,990         505,681       1,083,481         727,561
   Change in unrealized gains
     (losses) on investments.......        603,188       (826,126)        769,732     (4,374,530)       (112,905)     (1,084,032)
                                    --------------  -------------- --------------   -------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        823,614       (394,123)      1,317,663     (3,844,548)       1,046,067       (311,730)
                                    --------------  -------------- --------------   -------------  --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............        219,406         216,923            146         351,996          34,873          13,449
   Net transfers (including
     fixed account)................      (302,782)     (1,007,823)    (2,613,361)       1,392,036         601,684     (1,629,200)
   Policy charges..................       (52,188)        (49,902)       (51,182)        (98,200)        (76,131)        (64,226)
   Transfers for policy benefits
     and terminations..............       (96,782)              --       (58,404)       (738,533)       (131,775)              --
                                    --------------  -------------- --------------   -------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........      (232,346)       (840,802)    (2,722,801)         907,299         428,651     (1,679,977)
                                    --------------  -------------- --------------   -------------  --------------   -------------
     Net increase (decrease)
       in net assets...............        591,268     (1,234,925)    (1,405,138)     (2,937,249)       1,474,718     (1,991,707)
NET ASSETS:
   Beginning of year...............      4,232,324       5,467,249      7,727,720      10,664,969      10,046,177      12,037,884
                                    --------------  -------------- --------------   -------------  --------------   -------------
   End of year..................... $    4,823,592  $    4,232,324 $    6,322,582   $   7,727,720  $   11,520,895   $  10,046,177
                                    ==============  ============== ==============   =============  ==============   =============

                                        JANUS ASPEN WORLDWIDE
                                          INVESTMENT OPTION
                                    ------------------------------
                                         2012            2011
                                    -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $       3,739   $        1,568
   Net realized gains (losses).....         5,337           60,075
   Change in unrealized gains
     (losses) on investments.......       102,758        (142,288)
                                    -------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       111,834         (80,645)
                                    -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............        18,554           15,876
   Net transfers (including
     fixed account)................        38,276         (28,047)
   Policy charges..................       (8,682)         (10,977)
   Transfers for policy benefits
     and terminations..............      (14,803)        (387,267)
                                    -------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        33,345        (410,415)
                                    -------------   --------------
     Net increase (decrease)
       in net assets...............       145,179        (491,060)
NET ASSETS:
   Beginning of year...............       536,965        1,028,025
                                    -------------   --------------
   End of year..................... $     682,144   $      536,965
                                    =============   ==============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                          LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                      VARIABLE AGGRESSIVE GROWTH       VARIABLE APPRECIATION     VARIABLE EQUITY INCOME BUILDER
                                           INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                    ------------------------------ ----------------------------- ------------------------------
                                         2012            2011           2012            2011           2012            2011
                                    --------------  -------------- --------------  -------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $          734  $        (295) $          197  $         247  $       31,828  $      31,632
   Net realized gains (losses).....        287,729         102,265          (541)           (42)        (29,786)       (16,438)
   Change in unrealized gains
     (losses) on investments.......       (48,465)        (63,011)          2,195            236         145,235         58,949
                                    --------------  -------------- --------------  -------------  --------------  -------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        239,998          38,959          1,851            441         147,277         74,143
                                    --------------  -------------- --------------  -------------  --------------  -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............            122         104,057            765            113              --             52
   Net transfers (including
     fixed account)................      (726,726)       (186,736)          5,117          1,971         159,675         24,220
   Policy charges..................       (41,383)        (35,444)          (409)          (280)        (11,543)       (10,054)
   Transfers for policy benefits
     and terminations..............      (197,174)              --       (10,787)            (5)       (183,547)        (3,808)
                                    --------------  -------------- --------------  -------------  --------------  -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........      (965,161)       (118,123)        (5,314)          1,799        (35,415)         10,410
                                    --------------  -------------- --------------  -------------  --------------  -------------
     Net increase (decrease)
       in net assets...............      (725,163)        (79,164)        (3,463)          2,240         111,862         84,553
NET ASSETS:
   Beginning of year...............      1,643,064       1,722,228         17,931         15,691       1,057,679        973,126
                                    --------------  -------------- --------------  -------------  --------------  -------------
   End of year..................... $      917,901  $    1,643,064 $       14,468  $      17,931  $    1,169,541  $   1,057,679
                                    ==============  ============== ==============  =============  ==============  =============

                                            LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                    VARIABLE FUNDAMENTAL ALL CAP VALUE    VARIABLE LARGE CAP GROWTH      VARIABLE LARGE CAP VALUE
                                             INVESTMENT OPTION                INVESTMENT OPTION              INVESTMENT OPTION
                                    ---------------------------------- ------------------------------ ------------------------------
                                           2012            2011             2012            2011           2012            2011
                                      --------------   -------------   --------------   ------------- --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $       32,772   $      25,912   $        2,891   $       1,487 $       53,153   $      45,524
   Net realized gains (losses).....           57,208         148,549           76,451          27,812        182,196         261,594
   Change in unrealized gains
     (losses) on investments.......          218,523       (308,754)           26,650        (31,176)         70,684       (101,642)
                                      --------------   -------------   --------------   ------------- --------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          308,503       (134,293)          105,992         (1,877)        306,033         205,476
                                      --------------   -------------   --------------   ------------- --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............           18,473          13,889              846             846         13,738         116,004
   Net transfers (including
     fixed account)................         (85,129)       (978,310)         (38,900)        (10,248)        849,873     (1,945,965)
   Policy charges..................         (29,672)        (43,538)          (6,005)         (6,713)       (33,127)        (54,453)
   Transfers for policy benefits
     and terminations..............        (142,981)            (85)         (25,378)             (9)      (555,462)       (582,929)
                                      --------------   -------------   --------------   ------------- --------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        (239,309)     (1,008,044)         (69,437)        (16,124)        275,022     (2,467,343)
                                      --------------   -------------   --------------   ------------- --------------   -------------
     Net increase (decrease)
       in net assets...............           69,194     (1,142,337)           36,555        (18,001)        581,055     (2,261,867)
NET ASSETS:
   Beginning of year...............        2,165,907       3,308,244          570,977         588,978      2,075,430       4,337,297
                                      --------------   -------------   --------------   ------------- --------------   -------------
   End of year.....................   $    2,235,101   $   2,165,907   $      607,532   $     570,977 $    2,656,485   $   2,075,430
                                      ==============   =============   ==============   ============= ==============   =============

                                            LMPVET INVESTMENT
                                    COUNSEL VARIABLE SOCIAL AWARENESS
                                            INVESTMENT OPTION
                                    ---------------------------------
                                           2012            2011
                                      -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $       4,399   $        3,390
   Net realized gains (losses).....          16,124           22,493
   Change in unrealized gains
     (losses) on investments.......          20,821         (27,742)
                                      -------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          41,344          (1,859)
                                      -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............             328            2,499
   Net transfers (including
     fixed account)................        (68,730)        (119,817)
   Policy charges..................         (5,448)         (10,060)
   Transfers for policy benefits
     and terminations..............         (3,183)          (1,770)
                                      -------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        (77,033)        (129,148)
                                      -------------   --------------
     Net increase (decrease)
       in net assets...............        (35,689)        (131,007)
NET ASSETS:
   Beginning of year...............         381,284          512,291
                                      -------------   --------------
   End of year.....................   $     345,595   $      381,284
                                      =============   ==============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                          LMPVIT WESTERN ASSET            LMPVIT WESTERN ASSET
                                     VARIABLE GLOBAL HIGH YIELD BOND     VARIABLE STRATEGIC BOND        MFS VIT NEW DISCOVERY
                                            INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION
                                     ------------------------------- ------------------------------ ------------------------------
                                          2012             2011           2012            2011           2012            2011
                                     --------------   -------------  --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      580,469   $     505,421  $       29,961  $       41,076 $        (688)  $         (44)
   Net realized gains (losses)......        (6,103)        (93,429)          32,106           6,681          2,532           1,670
   Change in unrealized gains
     (losses) on investments........        672,637       (359,334)          30,288          27,196         15,182         (4,417)
                                     --------------   -------------  --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,247,003          52,658          92,355          74,953         17,026         (2,791)
                                     --------------   -------------  --------------  -------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             73              73              --              --         14,668              63
   Net transfers (including
     fixed account).................      1,133,518         438,833          33,756        (23,941)      1,854,426           1,097
   Policy charges...................       (71,676)        (63,802)        (16,199)        (14,111)        (4,781)           (592)
   Transfers for policy benefits
     and terminations...............       (51,166)        (29,938)       (233,444)            (11)            (6)              --
                                     --------------   -------------  --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      1,010,749         345,166       (215,887)        (38,063)      1,864,307             568
                                     --------------   -------------  --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets................      2,257,752         397,824       (123,532)          36,890      1,881,333         (2,223)
NET ASSETS:
   Beginning of year................      6,342,714       5,944,890       1,286,656       1,249,766         18,912          21,135
                                     --------------   -------------  --------------  -------------- --------------  --------------
   End of year...................... $    8,600,466   $   6,342,714  $    1,163,124  $    1,286,656 $    1,900,245  $       18,912
                                     ==============   =============  ==============  ============== ==============  ==============


                                        MIST BLACKROCK HIGH YIELD     MIST BLACKROCK LARGE CAP CORE
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------- ------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------- --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    1,625,690   $    1,534,187 $       90,954   $      78,875
   Net realized gains (losses)......      1,014,239          908,658      1,198,133        (23,289)
   Change in unrealized gains
     (losses) on investments........      1,183,766      (1,758,772)         14,768       (247,334)
                                     --------------   -------------- --------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      3,823,695          684,073      1,303,855       (191,748)
                                     --------------   -------------- --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        457,216          316,611            742              --
   Net transfers (including
     fixed account).................        270,805        (216,557)   (11,554,878)       1,753,634
   Policy charges...................      (198,415)        (178,095)       (75,697)        (99,944)
   Transfers for policy benefits
     and terminations...............      (614,060)      (2,854,693)       (83,514)        (48,138)
                                     --------------   -------------- --------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........       (84,454)      (2,932,734)   (11,713,347)       1,605,552
                                     --------------   -------------- --------------   -------------
     Net increase (decrease)
       in net assets................      3,739,241      (2,248,661)   (10,409,492)       1,413,804
NET ASSETS:
   Beginning of year................     23,458,258       25,706,919     10,969,668       9,555,864
                                     --------------   -------------- --------------   -------------
   End of year...................... $   27,197,499   $   23,458,258 $      560,176   $  10,969,668
                                     ==============   ============== ==============   =============

                                                                           MIST HARRIS OAKMARK
                                     MIST CLARION GLOBAL REAL ESTATE          INTERNATIONAL
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------- -------------------------------
                                          2012            2011            2012             2011
                                     -------------    -------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $     362,907    $     604,725  $      138,663   $      (9,696)
   Net realized gains (losses)......     (142,329)        (625,372)         253,406          832,390
   Change in unrealized gains
     (losses) on investments........     3,774,658        (861,914)       1,819,784      (1,619,815)
                                     -------------    -------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     3,995,236        (882,561)       2,211,853        (797,121)
                                     -------------    -------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............       138,332          288,699         611,204           10,720
   Net transfers (including
     fixed account).................     1,944,807        1,312,112       1,557,050        (601,331)
   Policy charges...................     (172,981)        (145,982)        (78,334)         (52,708)
   Transfers for policy benefits
     and terminations...............     (199,446)        (727,253)       (538,303)      (1,718,673)
                                     -------------    -------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........     1,710,712          727,576       1,551,617      (2,361,992)
                                     -------------    -------------  --------------   --------------
     Net increase (decrease)
       in net assets................     5,705,948        (154,985)       3,763,470      (3,159,113)
NET ASSETS:
   Beginning of year................    14,608,680       14,763,665       5,508,033        8,667,146
                                     -------------    -------------  --------------   --------------
   End of year...................... $  20,314,628    $  14,608,680  $    9,271,503   $    5,508,033
                                     =============    =============  ==============   ==============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                          MIST LOOMIS SAYLES
                                      MIST INVESCO SMALL CAP GROWTH         MIST JANUS FORTY                GLOBAL MARKETS
                                            INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                     ------------------------------- ------------------------------ ------------------------------
                                          2012             2011           2012            2011           2012            2011
                                     --------------   -------------- --------------   ------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      (2,571)   $        (617) $       53,826   $     334,392 $       98,115  $      107,884
   Net realized gains (losses)......        113,836            8,603      1,660,834       1,016,411         23,417        (22,083)
   Change in unrealized gains
     (losses) on investments........         50,056         (16,865)      2,438,271     (2,936,441)        520,565       (152,980)
                                     --------------   -------------- --------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        161,321          (8,879)      4,152,931     (1,585,638)        642,097        (67,179)
                                     --------------   -------------- --------------   ------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             --               --        102,052         170,097          3,482           3,538
   Net transfers (including
     fixed account).................      1,159,017          429,489    (3,097,656)       1,865,953        130,511       (646,515)
   Policy charges...................       (13,791)          (2,745)      (204,763)       (206,858)       (39,678)        (42,255)
   Transfers for policy benefits
     and terminations...............       (44,897)               --    (2,206,076)     (2,562,130)      (128,927)        (20,183)
                                     --------------   -------------- --------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      1,100,329          426,744    (5,406,443)       (732,938)       (34,612)       (705,415)
                                     --------------   -------------- --------------   ------------- --------------  --------------
     Net increase (decrease)
       in net assets................      1,261,650          417,865    (1,253,512)     (2,318,576)        607,485       (772,594)
NET ASSETS:
   Beginning of year................        600,099          182,234     19,845,813      22,164,389      3,829,065       4,601,659
                                     --------------   -------------- --------------   ------------- --------------  --------------
   End of year...................... $    1,861,749   $      600,099 $   18,592,301   $  19,845,813 $    4,436,550  $    3,829,065
                                     ==============   ============== ==============   ============= ==============  ==============


                                     MIST LORD ABBETT BOND DEBENTURE MIST LORD ABBETT MID CAP VALUE
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------- -------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       41,850   $       40,379 $        4,507   $       23,238
   Net realized gains (losses)......         27,767           22,494         91,590         (45,141)
   Change in unrealized gains
     (losses) on investments........         10,206         (32,235)        634,387        (222,520)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         79,823           30,638        730,484        (244,423)
                                     --------------   -------------- --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          2,056            1,314        104,443           95,700
   Net transfers (including
     fixed account).................        215,109        (157,634)    (4,298,548)        (350,794)
   Policy charges...................       (10,117)          (9,981)      (100,226)        (119,621)
   Transfers for policy benefits
     and terminations...............      (161,832)              (8)      (282,545)            (357)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........         45,216        (166,309)    (4,576,876)        (375,072)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................        125,039        (135,671)    (3,846,392)        (619,495)
NET ASSETS:
   Beginning of year................        617,615          753,286      6,467,659        7,087,154
                                     --------------   -------------- --------------   --------------
   End of year...................... $      742,654   $      617,615 $    2,621,267   $    6,467,659
                                     ==============   ============== ==============   ==============

                                                                                  MIST MFS
                                     MIST METLIFE AGGRESSIVE STRATEGY      EMERGING MARKETS EQUITY
                                             INVESTMENT OPTION                INVESTMENT OPTION
                                     --------------------------------  -------------------------------
                                           2012           2011 (c)          2012             2011
                                      --------------   --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       10,356   $      (3,539)  $       34,793   $       61,504
   Net realized gains (losses)......       (134,329)         (45,391)          38,771          419,433
   Change in unrealized gains
     (losses) on investments........         386,037        (351,448)         658,140      (1,349,479)
                                      --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         262,064        (400,378)         731,704        (868,542)
                                      --------------   --------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             134           86,384         705,818          389,837
   Net transfers (including
     fixed account).................     (1,434,228)        2,757,684        (25,207)        (348,996)
   Policy charges...................        (18,886)         (17,284)        (71,877)         (80,453)
   Transfers for policy benefits
     and terminations...............        (24,041)          (2,252)       (149,789)      (1,572,531)
                                      --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........     (1,477,021)        2,824,532         458,945      (1,612,143)
                                      --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets................     (1,214,957)        2,424,154       1,190,649      (2,480,685)
NET ASSETS:
   Beginning of year................       2,424,154               --       3,709,810        6,190,495
                                      --------------   --------------  --------------   --------------
   End of year......................  $    1,209,197   $    2,424,154  $    4,900,459   $    3,709,810
                                      ==============   ==============  ==============   ==============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                          MIST MORGAN STANLEY
                                     MIST MFS RESEARCH INTERNATIONAL        MIST MLA MID CAP                MID CAP GROWTH
                                            INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                     ------------------------------- ------------------------------ ------------------------------
                                          2012             2011           2012            2011           2012          2011 (b)
                                     --------------   -------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       50,525   $       56,909 $        5,973  $       13,405 $      (5,768)  $         (65)
   Net realized gains (losses)......       (54,404)            (528)         48,850          93,854       (17,790)         (1,309)
   Change in unrealized gains
     (losses) on investments........        477,418        (397,532)         16,444       (193,747)      (111,131)        (10,746)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        473,539        (341,151)         71,267        (86,488)      (134,689)        (12,120)
                                     --------------   -------------- --------------  -------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             --           11,140            509             801        416,864           2,744
   Net transfers (including
     fixed account).................         82,073        (539,062)      (167,280)       (310,742)      3,458,510          86,717
   Policy charges...................       (69,404)        (110,365)       (18,733)        (30,009)       (40,023)           (947)
   Transfers for policy benefits
     and terminations...............      (146,844)         (34,289)      (167,254)              --       (14,210)        (13,073)
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (134,175)        (672,576)      (352,758)       (339,950)      3,821,141          75,441
                                     --------------   -------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets................        339,364      (1,013,727)      (281,491)       (426,438)      3,686,452          63,321
NET ASSETS:
   Beginning of year................      2,930,632        3,944,359      1,296,333       1,722,771         63,321              --
                                     --------------   -------------- --------------  -------------- --------------  --------------
   End of year...................... $    3,269,996   $    2,930,632 $    1,014,842  $    1,296,333 $    3,749,773  $       63,321
                                     ==============   ============== ==============  ============== ==============  ==============

                                               MIST PIMCO
                                        INFLATION PROTECTED BOND            MIST PIONEER FUND
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------- -------------------------------
                                          2012             2011           2012             2011
                                     --------------   -------------- --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      932,882   $      297,505 $        8,503   $        9,963
   Net realized gains (losses)......      2,088,534        1,388,354         32,893           60,665
   Change in unrealized gains
     (losses) on investments........      (560,281)          271,865         13,982        (104,928)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      2,461,135        1,957,724         55,378         (34,300)
                                     --------------   -------------- --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............      1,463,993          928,785             --               --
   Net transfers (including
     fixed account).................      9,538,766        1,625,499       (70,845)        (173,535)
   Policy charges...................      (345,960)        (194,382)       (11,007)         (17,381)
   Transfers for policy benefits
     and terminations...............      (513,396)         (11,458)      (160,654)              (2)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........     10,143,403        2,348,444      (242,506)        (190,918)
                                     --------------   -------------- --------------   --------------
     Net increase (decrease)
       in net assets................     12,604,538        4,306,168      (187,128)        (225,218)
NET ASSETS:
   Beginning of year................     19,671,526       15,365,358        558,598          783,816
                                     --------------   -------------- --------------   --------------
   End of year...................... $   32,276,064   $   19,671,526 $      371,470   $      558,598
                                     ==============   ============== ==============   ==============

                                                                            MIST T. ROWE PRICE
                                      MIST PIONEER STRATEGIC INCOME           LARGE CAP VALUE
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     -------------------------------  ------------------------------
                                          2012             2011            2012             2011
                                     --------------   --------------  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       95,626   $       73,013  $       32,858   $      10,602
   Net realized gains (losses)......          8,361           12,198        (42,802)        (23,952)
   Change in unrealized gains
     (losses) on investments........        113,132         (33,706)         432,261        (94,673)
                                     --------------   --------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        217,119           51,505         422,317       (108,023)
                                     --------------   --------------  --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        293,323          293,319           1,739           1,658
   Net transfers (including
     fixed account).................          (680)         (49,380)             303          60,375
   Policy charges...................       (14,134)         (11,999)        (36,294)        (31,848)
   Transfers for policy benefits
     and terminations...............          (585)              (8)        (69,500)             (6)
                                     --------------   --------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........        277,924          231,932       (103,752)          30,179
                                     --------------   --------------  --------------   -------------
     Net increase (decrease)
       in net assets................        495,043          283,437         318,565        (77,844)
NET ASSETS:
   Beginning of year................      1,647,071        1,363,634       2,440,874       2,518,718
                                     --------------   --------------  --------------   -------------
   End of year...................... $    2,142,114   $    1,647,071  $    2,759,439   $   2,440,874
                                     ==============   ==============  ==============   =============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                                      MSF
                                                                                                                BAILLIE GIFFORD
                                                        MIST T. ROWE PRICE             MIST THIRD AVENUE         INTERNATIONAL
                                                          MID CAP GROWTH                SMALL CAP VALUE              STOCK
                                                         INVESTMENT OPTION             INVESTMENT OPTION       INVESTMENT OPTION
                                                   ----------------------------- ----------------------------- -----------------
                                                        2012            2011          2012           2011            2012
                                                   --------------  ------------- -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)................... $      (7,323)  $     (7,726) $    (14,872)   $      87,814  $          --
   Net realized gains (losses)....................        457,673        233,096       400,309         166,198            (2)
   Change in unrealized gains (losses)
     on investments...............................          7,261      (270,751)       660,545     (1,108,079)             39
                                                   --------------  ------------- -------------   -------------  -------------
     Net increase (decrease) in net assets resulting
       from operations............................        457,611       (45,381)     1,045,982       (854,067)             37
                                                   --------------  ------------- -------------   -------------  -------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners...             --        381,172        64,059         626,461             16
   Net transfers (including fixed account)........              2      (882,504)   (4,777,736)       (667,058)            343
   Policy charges.................................       (31,352)       (36,375)      (79,917)       (113,420)            (6)
   Transfers for policy benefits and terminations.             --       (16,083)     (148,209)        (31,060)             --
                                                   --------------  ------------- -------------   -------------  -------------
     Net increase (decrease) in net assets resulting
       from policy transactions...................       (31,350)      (553,790)   (4,941,803)       (185,077)            353
                                                   --------------  ------------- -------------   -------------  -------------
     Net increase (decrease) in net assets........        426,261      (599,171)   (3,895,821)     (1,039,144)            390
NET ASSETS:
   Beginning of year..............................      3,350,266      3,949,437     8,617,621       9,656,765             --
                                                   --------------  ------------- -------------   -------------  -------------
   End of year.................................... $    3,776,527  $   3,350,266 $   4,721,800   $   8,617,621  $         390
                                                   ==============  ============= =============   =============  =============



                                                        MSF BARCLAYS CAPITAL
                                                        AGGREGATE BOND INDEX      MSF BLACKROCK AGGRESSIVE GROWTH
                                                          INVESTMENT OPTION              INVESTMENT OPTION
                                                   ------------------------------ -------------------------------
                                                        2012          2011 (b)          2012            2011
                                                   --------------  --------------  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)................... $        8,934  $         (16)  $     (11,082)   $       (888)
   Net realized gains (losses)....................          (405)              --         290,422         204,861
   Change in unrealized gains (losses)
     on investments...............................          (269)             642         220,730       (340,208)
                                                   --------------  --------------  --------------   -------------
     Net increase (decrease) in net assets resulting
       from operations............................          8,260             626         500,070       (136,235)
                                                   --------------  --------------  --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners...             --              --         346,012         313,699
   Net transfers (including fixed account)........       (87,206)         161,039       (243,569)         108,743
   Policy charges.................................        (2,629)              --        (91,975)        (85,801)
   Transfers for policy benefits and terminations.            (2)              --     (1,429,283)     (1,061,002)
                                                   --------------  --------------  --------------   -------------
     Net increase (decrease) in net assets resulting
       from policy transactions...................       (89,837)         161,039     (1,418,815)       (724,361)
                                                   --------------  --------------  --------------   -------------
     Net increase (decrease) in net assets........       (81,577)         161,665       (918,745)       (860,596)
NET ASSETS:
   Beginning of year..............................        161,665              --       4,781,205       5,641,801
                                                   --------------  --------------  --------------   -------------
   End of year.................................... $       80,088  $      161,665  $    3,862,460   $   4,781,205
                                                   ==============  ==============  ==============   =============




                                                     MSF BLACKROCK BOND INCOME      MSF BLACKROCK DIVERSIFIED
                                                         INVESTMENT OPTION              INVESTMENT OPTION
                                                   ------------------------------ ------------------------------
                                                        2012            2011           2012            2011
                                                   -------------   -------------- -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)................... $      27,958   $       52,200 $      16,728   $       16,611
   Net realized gains (losses)....................        83,288          127,528        35,933            6,017
   Change in unrealized gains (losses)
     on investments...............................      (20,880)         (75,078)        37,646            7,297
                                                   -------------   -------------- -------------   --------------
     Net increase (decrease) in net assets resulting
       from operations............................        90,366          104,650        90,307           29,925
                                                   -------------   -------------- -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners...        15,031            5,359            --               --
   Net transfers (including fixed account)........     (157,015)        (328,372)         5,259         (60,391)
   Policy charges.................................      (24,677)         (29,931)      (11,027)         (11,102)
   Transfers for policy benefits and terminations.     (673,193)      (3,322,208)     (200,468)               --
                                                   -------------   -------------- -------------   --------------
     Net increase (decrease) in net assets resulting
       from policy transactions...................     (839,854)      (3,675,152)     (206,236)         (71,493)
                                                   -------------   -------------- -------------   --------------
     Net increase (decrease) in net assets........     (749,488)      (3,570,502)     (115,929)         (41,568)
NET ASSETS:
   Beginning of year..............................     1,596,124        5,166,626       743,559          785,127
                                                   -------------   -------------- -------------   --------------
   End of year.................................... $     846,636   $    1,596,124 $     627,630   $      743,559
                                                   =============   ============== =============   ==============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                              MSF BLACKROCK                  MSF BLACKROCK
                                             LARGE CAP VALUE            LEGACY LARGE CAP GROWTH      MSF BLACKROCK MONEY MARKET
                                            INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                     ------------------------------ ------------------------------ ------------------------------
                                          2012             2011          2012            2011           2012            2011
                                     --------------   ------------- --------------  -------------- --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       49,688   $      30,449 $        1,425  $        (892) $    (327,747)  $    (351,853)
   Net realized gains (losses)......        719,376         117,288        210,691         399,341             --              --
   Change in unrealized gains
     (losses) on investments........      (249,096)        (83,139)       (21,022)       (547,900)             --              --
                                     --------------   ------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        519,968          64,598        191,094       (149,451)      (327,747)       (351,853)
                                     --------------   ------------- --------------  -------------- --------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          1,031           1,818            876           1,342      4,155,233         792,061
   Net transfers (including
     fixed account).................        130,463         170,040      (355,660)       (184,422)      7,331,236      37,029,144
   Policy charges...................       (22,407)        (15,924)       (13,618)        (22,348)    (2,539,562)     (3,187,656)
   Transfers for policy benefits
     and terminations...............       (47,551)              --      (355,683)     (1,014,594)   (60,526,902)    (14,028,906)
                                     --------------   ------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........         61,536         155,934      (724,085)     (1,220,022)   (51,579,995)      20,604,643
                                     --------------   ------------- --------------  -------------- --------------  --------------
     Net increase (decrease)
       in net assets................        581,504         220,532      (532,991)     (1,369,473)   (51,907,742)      20,252,790
NET ASSETS:
   Beginning of year................      3,912,828       3,692,296      1,515,367       2,884,840    169,834,217     149,581,427
                                     --------------   ------------- --------------  -------------- --------------  --------------
   End of year...................... $    4,494,332   $   3,912,828 $      982,376  $    1,515,367 $  117,926,475  $  169,834,217
                                     ==============   ============= ==============  ============== ==============  ==============


                                          MSF FI VALUE LEADERS              MSF JENNISON GROWTH
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     -------------------------------  -------------------------------
                                          2012             2011            2012             2011
                                     --------------   --------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       28,828   $       48,042  $        4,513   $        (255)
   Net realized gains (losses)......      (148,639)         (83,337)       2,479,631           37,022
   Change in unrealized gains
     (losses) on investments........        611,828        (289,230)       (677,676)          466,408
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        492,017        (324,525)       1,806,468          503,175
                                     --------------   --------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             --          313,056       1,138,823          293,547
   Net transfers (including
     fixed account).................    (2,105,101)        (906,302)      12,457,917        4,502,423
   Policy charges...................       (51,310)         (91,732)       (174,800)         (23,064)
   Transfers for policy benefits
     and terminations...............      (212,032)        (539,191)       (275,198)              (3)
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........    (2,368,443)      (1,224,169)      13,146,742        4,772,903
                                     --------------   --------------  --------------   --------------
     Net increase (decrease)
       in net assets................    (1,876,426)      (1,548,694)      14,953,210        5,276,078
NET ASSETS:
   Beginning of year................      4,826,407        6,375,101       6,718,085        1,442,007
                                     --------------   --------------  --------------   --------------
   End of year...................... $    2,949,981   $    4,826,407  $   21,671,295   $    6,718,085
                                     ==============   ==============  ==============   ==============

                                               MSF METLIFE                      MSF METLIFE
                                         CONSERVATIVE ALLOCATION    CONSERVATIVE TO MODERATE ALLOCATION
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     ------------------------------ -----------------------------------
                                          2012             2011            2012             2011
                                     --------------   -------------    -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       50,964   $      45,305    $      49,888   $       26,232
   Net realized gains (losses)......        138,053          52,759           23,495           20,784
   Change in unrealized gains
     (losses) on investments........       (80,827)        (37,615)          103,571         (16,008)
                                     --------------   -------------    -------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        108,190          60,449          176,954           31,008
                                     --------------   -------------    -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             --         221,564            2,023           42,369
   Net transfers (including
     fixed account).................    (1,288,949)        (14,178)        (138,731)        1,040,832
   Policy charges...................       (12,947)        (24,084)         (19,320)         (17,035)
   Transfers for policy benefits
     and terminations...............        (4,039)         (7,167)         (86,103)          (5,129)
                                     --------------   -------------    -------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........    (1,305,935)         176,135        (242,131)        1,061,037
                                     --------------   -------------    -------------   --------------
     Net increase (decrease)
       in net assets................    (1,197,745)         236,584         (65,177)        1,092,045
NET ASSETS:
   Beginning of year................      2,153,181       1,916,597        1,864,271          772,226
                                     --------------   -------------    -------------   --------------
   End of year...................... $      955,436   $   2,153,181    $   1,799,094   $    1,864,271
                                     ==============   =============    =============   ==============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011




                                     MSF METLIFE MID CAP STOCK INDEX MSF METLIFE MODERATE ALLOCATION
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------- -------------------------------
                                           2012            2011            2012            2011
                                      -------------   -------------   -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      33,866   $      25,516   $     114,220   $       74,655
   Net realized gains (losses)......        288,343         366,111         247,344          422,519
   Change in unrealized gains
     (losses) on investments........        237,070       (396,543)         226,612        (518,819)
                                      -------------   -------------   -------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        559,279         (4,916)         588,176         (21,645)
                                      -------------   -------------   -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         88,063           1,194          53,690          530,331
   Net transfers (including
     fixed account).................        817,855         284,578     (1,776,341)      (1,498,358)
   Policy charges...................       (25,446)        (13,016)        (47,893)         (69,059)
   Transfers for policy benefits
     and terminations...............       (39,335)             (6)       (118,032)         (19,457)
                                      -------------   -------------   -------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........        841,137         272,750     (1,888,576)      (1,056,543)
                                      -------------   -------------   -------------   --------------
     Net increase (decrease)
       in net assets................      1,400,416         267,834     (1,300,400)      (1,078,188)
NET ASSETS:
   Beginning of year................      2,850,410       2,582,576       5,718,661        6,796,849
                                      -------------   -------------   -------------   --------------
   End of year......................  $   4,250,826   $   2,850,410   $   4,418,261   $    5,718,661
                                      =============   =============   =============   ==============


                                                MSF METLIFE
                                     MODERATE TO AGGRESSIVE ALLOCATION    MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN
                                             INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                     --------------------------------- ------------------------------ ------------------------------
                                           2012            2011             2012            2011           2012             2011
                                      --------------  --------------   -------------   -------------- --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       42,405  $       29,420   $     355,534   $      492,447 $      562,367   $     540,886
   Net realized gains (losses)......         110,210          41,795       2,111,660        1,313,656         84,733        (25,332)
   Change in unrealized gains
     (losses) on investments........          98,773       (160,346)         739,592      (1,340,705)      1,760,156          13,627
                                      --------------  --------------   -------------   -------------- --------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         251,388        (89,131)       3,206,786          465,398      2,407,256         529,181
                                      --------------  --------------   -------------   -------------- --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             183         114,198          30,026        1,153,630        463,642         619,328
   Net transfers (including
     fixed account).................       (438,046)          71,932    (10,509,764)      (8,044,461)    (1,491,739)     (1,284,447)
   Policy charges...................        (30,955)        (33,803)       (459,563)        (585,804)      (524,170)       (480,543)
   Transfers for policy benefits
     and terminations...............        (19,873)        (11,203)       (692,144)      (1,501,728)      (414,209)     (2,987,895)
                                      --------------  --------------   -------------   -------------- --------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........       (488,691)         141,124    (11,631,445)      (8,978,363)    (1,966,476)     (4,133,557)
                                      --------------  --------------   -------------   -------------- --------------   -------------
     Net increase (decrease)
       in net assets................       (237,303)          51,993     (8,424,659)      (8,512,965)        440,780     (3,604,376)
NET ASSETS:
   Beginning of year................       2,265,029       2,213,036      25,515,906       34,028,871     23,034,074      26,638,450
                                      --------------  --------------   -------------   -------------- --------------   -------------
   End of year......................  $    2,027,726  $    2,265,029   $  17,091,247   $   25,515,906 $   23,474,854   $  23,034,074
                                      ==============  ==============   =============   ============== ==============   =============


                                                                         MSF MSCI
                                              MSF MFS VALUE             EAFE INDEX
                                            INVESTMENT OPTION        INVESTMENT OPTION
                                     ------------------------------- -----------------
                                          2012             2011            2012
                                     --------------   --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      303,047   $      171,474  $         158
   Net realized gains (losses)......        917,292          365,179              2
   Change in unrealized gains
     (losses) on investments........      1,453,171        (499,863)          4,023
                                     --------------   --------------  -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      2,673,510           36,790          4,183
                                     --------------   --------------  -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        606,375            8,774             --
   Net transfers (including
     fixed account).................      4,373,921        2,635,545         56,316
   Policy charges...................      (154,053)         (53,451)          (239)
   Transfers for policy benefits
     and terminations...............      (171,510)         (30,603)             --
                                     --------------   --------------  -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      4,654,733        2,560,265         56,077
                                     --------------   --------------  -------------
     Net increase (decrease)
       in net assets................      7,328,243        2,597,055         60,260
NET ASSETS:
   Beginning of year................     13,910,109       11,313,054             --
                                     --------------   --------------  -------------
   End of year...................... $   21,238,352   $   13,910,109  $      60,260
                                     ==============   ==============  =============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011




                                                                                                         MSF T. ROWE PRICE
                                     MSF OPPENHEIMER GLOBAL EQUITY      MSF RUSSELL 2000 INDEX           LARGE CAP GROWTH
                                           INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION
                                     ------------------------------ ------------------------------ ------------------------------
                                          2012            2011           2012            2011           2012            2011
                                     --------------  -------------- --------------  -------------- -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $        6,835  $        7,506 $      176,924  $      169,317 $     (2,465)   $      (2,218)
   Net realized gains (losses)......          3,349          11,822        352,586         564,261        36,466          114,408
   Change in unrealized gains
     (losses) on investments........        101,146        (68,634)      2,183,027     (1,540,002)       156,132         (77,251)
                                     --------------  -------------- --------------  -------------- -------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        111,330        (49,306)      2,712,537       (806,424)       190,133           34,939
                                     --------------  -------------- --------------  -------------- -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         46,549          80,238        176,385         288,925            --            6,670
   Net transfers (including
     fixed account).................        122,112        (35,754)      1,099,052       (890,832)       300,571        (648,120)
   Policy charges...................        (9,697)         (7,915)      (216,233)       (245,326)      (20,092)         (16,006)
   Transfers for policy benefits
     and terminations...............          (847)            (37)      (364,080)     (1,712,756)      (50,794)          (6,248)
                                     --------------  -------------- --------------  -------------- -------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........        158,117          36,532        695,124     (2,559,989)       229,685        (663,704)
                                     --------------  -------------- --------------  -------------- -------------   --------------
     Net increase (decrease)
       in net assets................        269,447        (12,774)      3,407,661     (3,366,413)       419,818        (628,765)
NET ASSETS:
   Beginning of year................        459,426         472,200     16,991,130      20,357,543     1,023,466        1,652,231
                                     --------------  -------------- --------------  -------------- -------------   --------------
   End of year...................... $      728,873  $      459,426 $   20,398,791  $   16,991,130 $   1,443,284   $    1,023,466
                                     ==============  ============== ==============  ============== =============   ==============

                                                                      OPPENHEIMER VA
                                                                        MAIN STREET                          PIMCO VIT
                                      MSF WESTERN ASSET MANAGEMENT       SMALL- &          PIMCO VIT         LONG-TERM
                                             U.S. GOVERNMENT              MID-CAP          ALL ASSET      U.S. GOVERNMENT
                                            INVESTMENT OPTION        INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ------------------------------- ----------------- ----------------- -----------------
                                          2012             2011          2012 (a)          2012 (d)          2012 (e)
                                     --------------   -------------- -----------------  -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $       66,575   $       47,911  $           --    $      24,185      $           3
   Net realized gains (losses)......         26,951          158,538               1           10,826                 33
   Change in unrealized gains
     (losses) on investments........          6,214         (25,758)             119            9,401               (45)
                                     --------------   -------------- -----------------  -------------      -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         99,740          180,691             120           44,412                (9)
                                     --------------   -------------- -----------------  -------------      -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............         60,955           69,677              76               --                 16
   Net transfers (including
     fixed account).................      (208,523)        (792,787)           1,595          641,981                342
   Policy charges...................      (143,345)        (106,186)            (27)          (4,740)                (6)
   Transfers for policy benefits
     and terminations...............      (488,318)      (1,280,449)             (1)        (124,281)                 --
                                     --------------   -------------- -----------------  -------------      -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........      (779,231)      (2,109,745)           1,643          512,960                352
                                     --------------   -------------- -----------------  -------------      -------------
     Net increase (decrease)
       in net assets................      (679,491)      (1,929,054)           1,763          557,372                343
NET ASSETS:
   Beginning of year................      3,168,321        5,097,375              --               --                 --
                                     --------------   -------------- -----------------  -------------      -------------
   End of year...................... $    2,488,830   $    3,168,321  $        1,763    $     557,372      $         343
                                     ==============   ============== =================  =============      =============




                                         PIMCO VIT LOW DURATION
                                            INVESTMENT OPTION
                                     -------------------------------
                                          2012             2011
                                     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $      527,039   $      552,859
   Net realized gains (losses)......        272,112          232,552
   Change in unrealized gains
     (losses) on investments........        891,564        (515,740)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............      1,690,715          269,671
                                     --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        682,044           40,422
   Net transfers (including
     fixed account).................   (11,804,167)       22,470,233
   Policy charges...................      (396,241)        (426,886)
   Transfers for policy benefits
     and terminations...............      (644,249)         (28,962)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........   (12,162,613)       22,054,807
                                     --------------   --------------
     Net increase (decrease)
       in net assets................   (10,471,898)       22,324,478
NET ASSETS:
   Beginning of year................     41,103,847       18,779,369
                                     --------------   --------------
   End of year...................... $   30,631,949   $   41,103,847
                                     ==============   ==============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011




                                        PIMCO VIT TOTAL RETURN       PIONEER VCT EMERGING MARKETS    PIONEER VCT MID CAP VALUE
                                           INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION
                                     ------------------------------ ------------------------------ -----------------------------
                                          2012            2011           2012            2011          2012             2011
                                     --------------  -------------- --------------  -------------- -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $    3,562,304  $    3,784,393 $        3,253  $      (9,258) $       8,827   $      10,370
   Net realized gains (losses)......      4,353,822       5,022,758        255,526         466,154         5,902        (62,077)
   Change in unrealized gains
     (losses) on investments........      5,411,458     (3,634,411)        333,986     (2,094,990)       124,846       (126,049)
                                     --------------  -------------- --------------  -------------- -------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............     13,327,584       5,172,740        592,765     (1,638,094)       139,575       (177,756)
                                     --------------  -------------- --------------  -------------- -------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............      1,557,500       1,820,570         28,641         103,675        57,855         173,920
   Net transfers (including
     fixed account).................    (3,266,661)    (28,638,894)        181,748         306,384     (447,348)       (798,452)
   Policy charges...................    (2,141,780)     (2,180,111)       (33,190)        (28,635)      (26,690)        (32,723)
   Transfers for policy benefits
     and terminations...............    (2,063,205)     (8,779,812)       (62,526)              --     (108,671)        (15,456)
                                     --------------  -------------- --------------  -------------- -------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........    (5,914,146)    (37,778,247)        114,673         381,424     (524,854)       (672,711)
                                     --------------  -------------- --------------  -------------- -------------   -------------
     Net increase (decrease)
       in net assets................      7,413,438    (32,605,507)        707,438     (1,256,670)     (385,279)       (850,467)
NET ASSETS:
   Beginning of year................    153,229,315     185,834,822      5,407,530       6,664,200     1,486,372       2,336,839
                                     --------------  -------------- --------------  -------------- -------------   -------------
   End of year...................... $  160,642,753  $  153,229,315 $    6,114,968  $    5,407,530 $   1,101,093   $   1,486,372
                                     ==============  ============== ==============  ============== =============   =============



                                       PUTNAM VT MULTI-CAP GROWTH           ROYCE MICRO-CAP                  ROYCE SMALL-CAP
                                            INVESTMENT OPTION              INVESTMENT OPTION                INVESTMENT OPTION
                                     ------------------------------  ------------------------------  ------------------------------
                                          2012             2011          2012             2011            2012             2011
                                     --------------   -------------  -------------   --------------  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..... $           56   $         197  $     (7,980)   $       98,438  $      (5,221)   $      17,420
   Net realized gains (losses)......         23,716          26,272        173,555          290,310         725,316         734,789
   Change in unrealized gains
     (losses) on investments........        (2,481)        (34,458)         99,211        (977,286)         458,936     (1,145,085)
                                     --------------   -------------  -------------   --------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting
       from operations..............         21,291         (7,989)        264,786        (588,538)       1,179,031       (392,876)
                                     --------------   -------------  -------------   --------------  --------------   -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............             --              --        273,664          417,713           1,894          36,763
   Net transfers (including
     fixed account).................       (35,540)         (9,657)    (1,239,058)          397,347       (109,838)     (1,353,579)
   Policy charges...................        (1,348)         (1,566)      (127,222)        (110,752)       (134,442)       (106,501)
   Transfers for policy benefits
     and terminations...............        (9,188)             (2)       (36,839)        (382,510)       (120,080)           (132)
                                     --------------   -------------  -------------   --------------  --------------   -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........       (46,076)        (11,225)    (1,129,455)          321,798       (362,466)     (1,423,449)
                                     --------------   -------------  -------------   --------------  --------------   -------------
     Net increase (decrease)
       in net assets................       (24,785)        (19,214)      (864,669)        (266,740)         816,565     (1,816,325)
NET ASSETS:
   Beginning of year................        149,235         168,449      4,123,530        4,390,270       9,928,402      11,744,727
                                     --------------   -------------  -------------   --------------  --------------   -------------
   End of year...................... $      124,450   $     149,235  $   3,258,861   $    4,123,530  $   10,744,967   $   9,928,402
                                     ==============   =============  =============   ==============  ==============   =============


                                       UIF EMERGING
                                       MARKETS DEBT
                                     INVESTMENT OPTION
                                     -----------------
                                           2012
                                      --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (28)
   Net realized gains (losses)......               1
   Change in unrealized gains
     (losses) on investments........           1,364
                                      --------------
     Net increase (decrease)
       in net assets resulting
       from operations..............           1,337
                                      --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............              --
   Net transfers (including
     fixed account).................          67,240
   Policy charges...................           (118)
   Transfers for policy benefits
     and terminations...............              --
                                      --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions..........          67,122
                                      --------------
     Net increase (decrease)
       in net assets................          68,459
NET ASSETS:
   Beginning of year................              --
                                      --------------
   End of year......................  $       68,459
                                      ==============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                      UIF EMERGING MARKETS EQUITY  VANGUARD VIF DIVERSIFIED VALUE   VANGUARD VIF EQUITY INDEX
                                           INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                    ------------------------------ ------------------------------ -----------------------------
                                         2012            2011            2012            2011          2012            2011
                                    --------------  --------------  --------------  ------------- --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $     (17,234)  $        4,974  $       15,583  $      12,924 $       21,557  $      17,670
   Net realized gains (losses).....          2,071       1,799,824           (372)       (16,459)         71,376         51,298
   Change in unrealized gains
     (losses) on investments.......      1,188,067     (2,420,160)          99,908         28,992        101,926       (50,059)
                                    --------------  --------------  --------------  ------------- --------------  -------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      1,172,904       (615,362)         115,119         25,457        194,859         18,909
                                    --------------  --------------  --------------  ------------- --------------  -------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............             --              --              --             --             --             --
   Net transfers (including
     fixed account)................      1,374,794     (6,169,304)         114,866       (65,527)         76,492      (121,191)
   Policy charges..................       (63,170)        (42,732)         (8,351)        (7,820)       (14,278)       (13,779)
   Transfers for policy benefits
     and terminations..............       (30,606)        (41,232)       (133,810)            (8)      (241,391)            (6)
                                    --------------  --------------  --------------  ------------- --------------  -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........      1,281,018     (6,253,268)        (27,295)       (73,355)      (179,177)      (134,976)
                                    --------------  --------------  --------------  ------------- --------------  -------------
     Net increase (decrease)
       in net assets...............      2,453,922     (6,868,630)          87,824       (47,898)         15,682      (116,067)
NET ASSETS:
   Beginning of year...............      5,063,487      11,932,117         754,457        802,355      1,331,675      1,447,742
                                    --------------  --------------  --------------  ------------- --------------  -------------
   End of year..................... $    7,517,409  $    5,063,487  $      842,281  $     754,457 $    1,347,357  $   1,331,675
                                    ==============  ==============  ==============  ============= ==============  =============

                                            VANGUARD VIF
                                     SHORT-TERM INVESTMENT-GRADE
                                          INVESTMENT OPTION
                                    ------------------------------
                                        2012             2011
                                    -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).... $       5,542   $        9,057
   Net realized gains (losses).....       (1,498)            2,869
   Change in unrealized gains
     (losses) on investments.......         4,370          (6,713)
                                    -------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         8,414            5,213
                                    -------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............            --               --
   Net transfers (including
     fixed account)................      (15,749)         (74,461)
   Policy charges..................       (2,215)          (2,798)
   Transfers for policy benefits
     and terminations..............      (45,386)              (8)
                                    -------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........      (63,350)         (77,267)
                                    -------------   --------------
     Net increase (decrease)
       in net assets...............      (54,936)         (72,054)
NET ASSETS:
   Beginning of year...............       244,526          316,580
                                    -------------   --------------
   End of year..................... $     189,590   $      244,526
                                    =============   ==============

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                      NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


MetLife of CT Fund UL III for Variable Life Insurance (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on January 15, 1999 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding fund, portfolio, or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable               Legg Mason Partners Variable Equity Trust ("LMPVET")
   Insurance Funds) ("Invesco V.I.")                         Legg Mason Partners Variable Income Trust ("LMPVIT")
AllianceBernstein Variable Products Series Fund, Inc.        Met Investors Series Trust ("MIST")*
   ("AllianceBernstein")                                     Metropolitan Series Fund ("MSF")*
American Century Variable Portfolios, Inc. ("American        MFS Variable Insurance Trust ("MFS VIT")
   Century VP")                                              Oppenheimer Variable Account Funds ("Oppenheimer VA")
American Funds Insurance Series ("American Funds")           PIMCO Variable Insurance Trust ("PIMCO VIT")
Delaware VIP Trust ("Delaware VIP")                          Pioneer Variable Contracts Trust ("Pioneer VCT")
Dreyfus Variable Investment Fund ("Dreyfus VIF")             Putnam Variable Trust ("Putnam VT")
Fidelity Variable Insurance Products ("Fidelity VIP")        Royce Capital Fund ("Royce")
Franklin Templeton Variable Insurance Products Trust         The Universal Institutional Funds, Inc. ("UIF")
   ("FTVIPT")                                                Vanguard Variable Insurance Fund ("Vanguard VIF")
Janus Aspen Series ("Janus Aspen")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF INVESTMENT OPTIONS


A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2012:

AllianceBernstein Global Thematic Growth Investment         American Funds International Investment Option
   Option                                                   American Funds New World Investment Option
AllianceBernstein Intermediate Bond Investment Option       American Funds U.S. Government/AAA-Rated
AllianceBernstein International Value Investment Option       Securities Investment Option
American Century VP Ultra Investment Option                 Delaware VIP Small Cap Value Investment Option
American Century VP Vista Investment Option                 Dreyfus VIF Appreciation Investment Option
American Funds Bond Investment Option                       Dreyfus VIF Opportunistic Small Cap Investment Option
American Funds Global Growth Investment Option              Fidelity VIP Contrafund Investment Option (a)
American Funds Global Small Capitalization                  Fidelity VIP Equity-Income Investment Option
   Investment Option                                        Fidelity VIP Freedom 2010 Investment Option
American Funds Growth Investment Option                     Fidelity VIP Freedom 2015 Investment Option
American Funds Growth-Income Investment Option              Fidelity VIP Freedom 2020 Investment Option
American Funds High-Income Bond Investment Option           Fidelity VIP Freedom 2025 Investment Option

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT OPTIONS -- (CONTINUED)


Fidelity VIP Freedom 2030 Investment Option               MIST Loomis Sayles Global Markets Investment Option
Fidelity VIP Growth & Income Investment Option            MIST Lord Abbett Bond Debenture Investment Option
Fidelity VIP High Income Investment Option                MIST Lord Abbett Mid Cap Value Investment Option
Fidelity VIP Index 500 Investment Option                  MIST MetLife Aggressive Strategy Investment Option
Fidelity VIP Investment Grade Bond Investment Option      MIST MFS Emerging Markets Equity Investment Option
Fidelity VIP Mid Cap Investment Option                    MIST MFS Research International Investment Option
Fidelity VIP Overseas Investment Option                   MIST MLA Mid Cap Investment Option
FTVIPT Franklin Small-Mid Cap Growth Securities           MIST Morgan Stanley Mid Cap Growth Investment
   Investment Option                                        Option
FTVIPT Mutual Global Discovery Securities                 MIST PIMCO Inflation Protected Bond Investment
   Investment Option                                        Option
FTVIPT Templeton Developing Markets Securities            MIST Pioneer Fund Investment Option
   Investment Option                                      MIST Pioneer Strategic Income Investment Option
FTVIPT Templeton Foreign Securities Investment Option     MIST T. Rowe Price Large Cap Value Investment Option
FTVIPT Templeton Global Bond Securities Investment        MIST T. Rowe Price Mid Cap Growth Investment Option
   Option                                                 MIST Third Avenue Small Cap Value Investment Option
Invesco V.I. Global Real Estate Investment Option         MSF Baillie Gifford International Stock Investment
Invesco V.I. International Growth Investment Option         Option
Janus Aspen Enterprise Investment Option                  MSF Barclays Capital Aggregate Bond Index
Janus Aspen Global Technology Investment Option             Investment Option
Janus Aspen Overseas Investment Option                    MSF BlackRock Aggressive Growth Investment Option
Janus Aspen Perkins Mid Cap Value Investment Option       MSF BlackRock Bond Income Investment Option
Janus Aspen Worldwide Investment Option                   MSF BlackRock Diversified Investment Option
LMPVET ClearBridge Variable Aggressive Growth             MSF BlackRock Large Cap Value Investment Option
   Investment Option                                      MSF BlackRock Legacy Large Cap Growth Investment
LMPVET ClearBridge Variable Appreciation                    Option
   Investment Option                                      MSF BlackRock Money Market Investment Option
LMPVET ClearBridge Variable Equity Income Builder         MSF FI Value Leaders Investment Option
   Investment Option                                      MSF Jennison Growth Investment Option
LMPVET ClearBridge Variable Fundamental All Cap           MSF MetLife Conservative Allocation Investment Option
   Value Investment Option                                MSF MetLife Conservative to Moderate Allocation
LMPVET ClearBridge Variable Large Cap Growth                Investment Option
   Investment Option                                      MSF MetLife Mid Cap Stock Index Investment Option
LMPVET ClearBridge Variable Large Cap Value               MSF MetLife Moderate Allocation Investment Option
   Investment Option                                      MSF MetLife Moderate to Aggressive Allocation
LMPVET Investment Counsel Variable Social                   Investment Option
   Awareness Investment Option                            MSF MetLife Stock Index Investment Option
LMPVIT Western Asset Variable Global High Yield           MSF MFS Total Return Investment Option
   Bond Investment Option                                 MSF MFS Value Investment Option
LMPVIT Western Asset Variable Strategic Bond              MSF MSCI EAFE Index Investment Option
   Investment Option                                      MSF Oppenheimer Global Equity Investment Option
MFS VIT New Discovery Investment Option                   MSF Russell 2000 Index Investment Option
MIST BlackRock High Yield Investment Option               MSF T. Rowe Price Large Cap Growth Investment Option
MIST BlackRock Large Cap Core Investment Option           MSF Western Asset Management U.S. Government
MIST Clarion Global Real Estate Investment Option           Investment Option
MIST Harris Oakmark International Investment Option       Oppenheimer VA Main Street Small- & Mid-Cap
MIST Invesco Small Cap Growth Investment Option             Investment Option
MIST Janus Forty Investment Option                        PIMCO VIT All Asset Investment Option

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT OPTIONS -- (CONCLUDED)


PIMCO VIT Long-Term U.S. Government Investment            Royce Small-Cap Investment Option
   Option                                                 UIF Emerging Markets Debt Investment Option
PIMCO VIT Low Duration Investment Option                  UIF Emerging Markets Equity Investment Option
PIMCO VIT Total Return Investment Option                  Vanguard VIF Diversified Value Investment Option
Pioneer VCT Emerging Markets Investment Option            Vanguard VIF Equity Index Investment Option
Pioneer VCT Mid Cap Value Investment Option               Vanguard VIF Short-Term Investment-Grade
Putnam VT Multi-Cap Growth Investment Option                 Investment Option
Royce Micro-Cap Investment Option

(a) This Investment Option invests in two or more share classes within the underlying fund, portfolio, or series of the Trusts.

B. The following Investment Options had no net assets as of December 31, 2012:

Dreyfus VIF International Value Investment Option             Putnam VT International Value Investment Option
Invesco V.I. Government Securities Investment Option          Vanguard VIF Mid-Cap Index Investment Option
Invesco V.I. Van Kampen Comstock Investment Option            Vanguard VIF Small Company Growth Investment
MFS VIT Global Equity Investment Option                          Option
MFS VIT High Income Investment Option                         Vanguard VIF Total Stock Market Index Investment
MSF Davis Venture Value Investment Option                        Option

3. PORTFOLIO CHANGES


The following Investment Option ceased operations during the year ended December 31, 2012:

LMPVET Global Currents Variable International All Cap Opportunity Investment Option

The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2012:

NAME CHANGES:

Former Name                                               New Name

(MIST) Lazard Mid Cap Portfolio                           (MIST) MLA Mid Cap Portfolio
(MSF) Artio International Stock Portfolio                 (MSF) Baillie Gifford International Stock Portfolio
(MSF) Morgan Stanley EAFE Index Portfolio                 (MSF) MSCI EAFE Index Portfolio

LIQUIDATION:

Former Portfolio

Legg Mason Global Currents Variable International All Cap Opportunity
Portfolio


4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
An Investment Option's investment in shares of a fund, portfolio, or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.


PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2012, the Separate Account adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have an impact on the Separate Account's financial statements.


5. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company, is an asset-based charge assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Options:

   Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

   The table below represents the range of effective annual rates for the charge for the year ended December 31, 2012:

     ---------------------------------------------------------------------------------------------------------------
     Mortality and Expense Risk                                                                       0.05% - 0.45%
     ---------------------------------------------------------------------------------------------------------------

   The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

Policy charges are assessed on a monthly basis through the redemption of units. These charges generally include: cost of insurance ("COI") charges, administrative expense charges, a policy fee, sales expense charge, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. An administrative charge of $5 is assessed monthly. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS



                                                                       AS OF DECEMBER 31, 2012
                                                                   --------------------------------

                                                                      SHARES            COST ($)
                                                                   -------------      -------------
     AllianceBernstein Global Thematic Growth
       Investment Option (a).....................................              8                117
     AllianceBernstein Intermediate Bond Investment Option.......            320              3,928
     AllianceBernstein International Value Investment Option.....            984             13,031
     American Century VP Ultra Investment Option.................          1,627             16,002
     American Century VP Vista Investment Option.................        279,061          3,841,145
     American Funds Bond Investment Option.......................          1,248             13,303
     American Funds Global Growth Investment Option..............        248,195          4,879,171
     American Funds Global Small Capitalization Investment Option             66                993
     American Funds Growth Investment Option.....................        848,315         42,578,460
     American Funds Growth-Income Investment Option..............        433,536         15,177,293
     American Funds High-Income Bond Investment Option...........          2,714             30,130
     American Funds International Investment Option..............      1,370,515         19,616,546
     American Funds New World Investment Option..................        347,880          6,560,811
     American Funds U.S. Government/AAA-Rated Securities
       Investment Option.........................................          2,494             31,722
     Delaware VIP Small Cap Value Investment Option..............        637,862         19,602,975
     Dreyfus VIF Appreciation Investment Option..................         30,637          1,140,897
     Dreyfus VIF Opportunistic Small Cap Investment Option.......         29,696            895,936
     Fidelity VIP Contrafund Investment Option...................      1,442,839         32,547,454
     Fidelity VIP Equity-Income Investment Option................        621,988          8,035,773
     Fidelity VIP Freedom 2010 Investment Option.................          2,584             28,289
     Fidelity VIP Freedom 2015 Investment Option.................          4,493             49,773
     Fidelity VIP Freedom 2020 Investment Option.................         52,844            569,474
     Fidelity VIP Freedom 2025 Investment Option.................         27,040            290,455
     Fidelity VIP Freedom 2030 Investment Option.................         49,959            517,527
     Fidelity VIP Growth & Income Investment Option..............          4,652             68,863
     Fidelity VIP High Income Investment Option..................          1,223              6,812
     Fidelity VIP Index 500 Investment Option....................        359,428         43,679,756
     Fidelity VIP Investment Grade Bond Investment Option........        760,680          9,795,743
     Fidelity VIP Mid Cap Investment Option......................        702,607         20,674,264
     Fidelity VIP Overseas Investment Option.....................        254,005          4,038,427
     FTVIPT Franklin Small-Mid Cap Growth Securities Investment
       Option....................................................        113,590          2,237,167
     FTVIPT Mutual Global Discovery Securities Investment Option.            332              6,575
     FTVIPT Templeton Developing Markets Securities Investment
       Option....................................................        518,692          5,161,382
     FTVIPT Templeton Foreign Securities Investment Option.......        686,247          9,260,732
     FTVIPT Templeton Global Bond Securities Investment Option...      1,046,642         19,540,526
     Invesco V.I. Global Real Estate Investment Option...........        562,592          6,750,879
     Invesco V.I. International Growth Investment Option.........        725,677         20,331,938
     Janus Aspen Enterprise Investment Option....................        125,799          3,959,498
     Janus Aspen Global Technology Investment Option.............        783,051          3,988,784
     Janus Aspen Overseas Investment Option......................        170,742          7,099,108
     Janus Aspen Perkins Mid Cap Value Investment Option.........        739,942         10,199,669
     Janus Aspen Worldwide Investment Option.....................         22,498            606,648
     LMPVET ClearBridge Variable Aggressive Growth Investment
       Option....................................................         48,285            730,828
     LMPVET ClearBridge Variable Appreciation Investment Option..            536             14,276
     LMPVET ClearBridge Variable Equity Income Builder
       Investment Option.........................................        100,910          1,187,093

                                                                         FOR THE YEAR ENDED
                                                                          DECEMBER 31, 2012
                                                                   -------------------------------
                                                                      COST OF          PROCEEDS
                                                                   PURCHASES ($)    FROM SALES ($)
                                                                   -------------    --------------
     AllianceBernstein Global Thematic Growth
       Investment Option (a).....................................            119                 2
     AllianceBernstein Intermediate Bond Investment Option.......          1,002               187
     AllianceBernstein International Value Investment Option.....          2,817               573
     American Century VP Ultra Investment Option.................         18,347            46,546
     American Century VP Vista Investment Option.................        936,433         1,057,815
     American Funds Bond Investment Option.......................          3,421               656
     American Funds Global Growth Investment Option..............      2,023,298         2,883,464
     American Funds Global Small Capitalization Investment Option            278               144
     American Funds Growth Investment Option.....................      6,016,757        30,919,433
     American Funds Growth-Income Investment Option..............      5,612,700         9,448,142
     American Funds High-Income Bond Investment Option...........         24,838               719
     American Funds International Investment Option..............      3,933,576         4,038,917
     American Funds New World Investment Option..................      2,452,125         1,067,889
     American Funds U.S. Government/AAA-Rated Securities
       Investment Option.........................................          7,180           684,445
     Delaware VIP Small Cap Value Investment Option..............     13,450,625         7,748,689
     Dreyfus VIF Appreciation Investment Option..................        610,766           579,993
     Dreyfus VIF Opportunistic Small Cap Investment Option.......        162,242           357,700
     Fidelity VIP Contrafund Investment Option...................     11,241,421         3,706,951
     Fidelity VIP Equity-Income Investment Option................      1,341,093         1,362,992
     Fidelity VIP Freedom 2010 Investment Option.................         25,682             7,621
     Fidelity VIP Freedom 2015 Investment Option.................         36,312            69,989
     Fidelity VIP Freedom 2020 Investment Option.................         96,709           718,357
     Fidelity VIP Freedom 2025 Investment Option.................        137,916            33,474
     Fidelity VIP Freedom 2030 Investment Option.................        306,880            59,145
     Fidelity VIP Growth & Income Investment Option..............         69,033               169
     Fidelity VIP High Income Investment Option..................          2,556               294
     Fidelity VIP Index 500 Investment Option....................     23,365,565         4,013,611
     Fidelity VIP Investment Grade Bond Investment Option........      8,670,152           330,874
     Fidelity VIP Mid Cap Investment Option......................      5,484,208         8,907,150
     Fidelity VIP Overseas Investment Option.....................      1,102,027         1,462,822
     FTVIPT Franklin Small-Mid Cap Growth Securities Investment
       Option....................................................      1,526,566         3,600,067
     FTVIPT Mutual Global Discovery Securities Investment Option.            828               367
     FTVIPT Templeton Developing Markets Securities Investment
       Option....................................................      1,213,360         2,534,951
     FTVIPT Templeton Foreign Securities Investment Option.......      1,672,807        11,818,185
     FTVIPT Templeton Global Bond Securities Investment Option...     11,462,552         2,157,408
     Invesco V.I. Global Real Estate Investment Option...........      2,817,740         1,171,001
     Invesco V.I. International Growth Investment Option.........      9,287,045         1,959,909
     Janus Aspen Enterprise Investment Option....................      1,566,140         1,287,205
     Janus Aspen Global Technology Investment Option.............      1,363,821         1,604,707
     Janus Aspen Overseas Investment Option......................      2,507,427         4,617,724
     Janus Aspen Perkins Mid Cap Value Investment Option.........      3,884,666         2,722,821
     Janus Aspen Worldwide Investment Option.....................        150,616           113,603
     LMPVET ClearBridge Variable Aggressive Growth Investment
       Option....................................................        334,234         1,264,219
     LMPVET ClearBridge Variable Appreciation Investment Option..         14,930            20,061
     LMPVET ClearBridge Variable Equity Income Builder
       Investment Option.........................................        451,479           455,126

(a) Commenced on April 28, 2008 and began transactions in 2012.
(b) Commenced on May 2, 2011 and began transactions in 2012.
(c) Commenced on May 4, 2009 and began transactions in 2012.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONTINUED)



                                                                         AS OF DECEMBER 31, 2012
                                                                    ---------------------------------

                                                                        SHARES            COST ($)
                                                                    --------------      -------------
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Investment Option..........................................        108,658          2,003,159
     LMPVET ClearBridge Variable Large Cap Growth Investment
        Option.....................................................         33,865            537,999
     LMPVET ClearBridge Variable Large Cap Value Investment
        Option.....................................................        172,387          2,446,750
     LMPVET Investment Counsel Variable Social Awareness
        Investment Option..........................................         13,140            312,008
     LMPVIT Western Asset Variable Global High Yield Bond
        Investment Option..........................................      1,059,171          8,785,634
     LMPVIT Western Asset Variable Strategic Bond Investment
        Option.....................................................        112,379          1,094,243
     MFS VIT New Discovery Investment Option.......................        120,881          1,886,569
     MIST BlackRock High Yield Investment Option...................      3,049,047         24,244,829
     MIST BlackRock Large Cap Core Investment Option...............         58,050            503,586
     MIST Clarion Global Real Estate Investment Option.............      1,766,489         19,475,535
     MIST Harris Oakmark International Investment Option...........        615,638          7,317,173
     MIST Invesco Small Cap Growth Investment Option...............        118,810          1,796,995
     MIST Janus Forty Investment Option............................        238,822         14,451,386
     MIST Loomis Sayles Global Markets Investment Option...........        339,705          4,022,370
     MIST Lord Abbett Bond Debenture Investment Option.............         55,298            679,927
     MIST Lord Abbett Mid Cap Value Investment Option..............        151,169          2,478,824
     MIST MetLife Aggressive Strategy Investment Option............        115,935          1,174,609
     MIST MFS Emerging Markets Equity Investment Option............        443,882          4,410,080
     MIST MFS Research International Investment Option.............        319,024          3,201,489
     MIST MLA Mid Cap Investment Option............................         90,048            940,747
     MIST Morgan Stanley Mid Cap Growth Investment Option..........        317,508          3,871,650
     MIST PIMCO Inflation Protected Bond Investment Option.........      2,728,323         31,693,743
     MIST Pioneer Fund Investment Option...........................         25,548            329,478
     MIST Pioneer Strategic Income Investment Option...............        185,144          2,014,906
     MIST T. Rowe Price Large Cap Value Investment Option..........        113,698          2,897,283
     MIST T. Rowe Price Mid Cap Growth Investment Option...........        396,278          3,448,944
     MIST Third Avenue Small Cap Value Investment Option...........        296,223          4,152,037
     MSF Baillie Gifford International Stock Investment Option.....             42                352
     MSF Barclays Capital Aggregate Bond Index Investment Option...          6,910             79,715
     MSF BlackRock Aggressive Growth Investment Option.............        134,910          3,310,210
     MSF BlackRock Bond Income Investment Option...................          7,344            794,993
     MSF BlackRock Diversified Investment Option...................         35,824            570,119
     MSF BlackRock Large Cap Value Investment Option...............        461,905          4,197,836
     MSF BlackRock Legacy Large Cap Growth Investment Option.......         34,530            713,046
     MSF BlackRock Money Market Investment Option..................      1,179,265        117,926,476
     MSF FI Value Leaders Investment Option........................         19,631          2,842,042
     MSF Jennison Growth Investment Option.........................      1,847,510         21,749,529
     MSF MetLife Conservative Allocation Investment Option.........         80,560            884,511
     MSF MetLife Conservative to Moderate Allocation Investment
        Option.....................................................        149,302          1,667,818
     MSF MetLife Mid Cap Stock Index Investment Option.............        293,768          3,616,211
     MSF MetLife Moderate Allocation Investment Option.............        370,039          3,769,258
     MSF MetLife Moderate to Aggressive Allocation Investment
        Option.....................................................        172,867          1,784,135
     MSF MetLife Stock Index Investment Option.....................        511,408         14,491,809

                                                                           FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2012
                                                                    --------------------------------
                                                                        COST OF          PROCEEDS
                                                                     PURCHASES ($)    FROM SALES ($)
                                                                    --------------    --------------
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Investment Option..........................................       467,824            674,429
     LMPVET ClearBridge Variable Large Cap Growth Investment
        Option.....................................................       228,524            256,966
     LMPVET ClearBridge Variable Large Cap Value Investment
        Option.....................................................     1,824,840          1,494,116
     LMPVET Investment Counsel Variable Social Awareness
        Investment Option..........................................        85,291            157,968
     LMPVIT Western Asset Variable Global High Yield Bond
        Investment Option..........................................     1,764,196            173,027
     LMPVIT Western Asset Variable Strategic Bond Investment
        Option.....................................................       351,857            537,818
     MFS VIT New Discovery Investment Option.......................     2,125,881            255,424
     MIST BlackRock High Yield Investment Option...................     8,755,181          6,923,130
     MIST BlackRock Large Cap Core Investment Option...............       346,552         11,968,947
     MIST Clarion Global Real Estate Investment Option.............     4,227,598          2,154,036
     MIST Harris Oakmark International Investment Option...........     4,234,384          2,544,193
     MIST Invesco Small Cap Growth Investment Option...............     1,828,849            649,122
     MIST Janus Forty Investment Option............................     3,030,995          8,383,681
     MIST Loomis Sayles Global Markets Investment Option...........       475,613            412,134
     MIST Lord Abbett Bond Debenture Investment Option.............       378,642            291,616
     MIST Lord Abbett Mid Cap Value Investment Option..............       620,716          5,193,190
     MIST MetLife Aggressive Strategy Investment Option............       512,907          1,979,647
     MIST MFS Emerging Markets Equity Investment Option............     1,637,478          1,143,787
     MIST MFS Research International Investment Option.............       619,564            703,290
     MIST MLA Mid Cap Investment Option............................       233,692            580,522
     MIST Morgan Stanley Mid Cap Growth Investment Option..........     4,233,485            418,133
     MIST PIMCO Inflation Protected Bond Investment Option.........    31,563,441         18,669,106
     MIST Pioneer Fund Investment Option...........................        99,868            333,940
     MIST Pioneer Strategic Income Investment Option...............       407,173             26,007
     MIST T. Rowe Price Large Cap Value Investment Option..........       220,804            291,801
     MIST T. Rowe Price Mid Cap Growth Investment Option...........       454,306             38,676
     MIST Third Avenue Small Cap Value Investment Option...........     2,026,862          6,983,595
     MSF Baillie Gifford International Stock Investment Option.....           401                 48
     MSF Barclays Capital Aggregate Bond Index Investment Option...       126,678            207,597
     MSF BlackRock Aggressive Growth Investment Option.............       731,785          2,161,721
     MSF BlackRock Bond Income Investment Option...................       467,984          1,272,523
     MSF BlackRock Diversified Investment Option...................       355,624            545,154
     MSF BlackRock Large Cap Value Investment Option...............     1,400,732            654,860
     MSF BlackRock Legacy Large Cap Growth Investment Option.......        89,623            812,342
     MSF BlackRock Money Market Investment Option..................    64,008,530        115,916,553
     MSF FI Value Leaders Investment Option........................       304,316          2,643,951
     MSF Jennison Growth Investment Option.........................    17,415,676          1,824,873
     MSF MetLife Conservative Allocation Investment Option.........       487,738          1,697,947
     MSF MetLife Conservative to Moderate Allocation Investment
        Option.....................................................       422,762            609,199
     MSF MetLife Mid Cap Stock Index Investment Option.............     2,103,101          1,059,779
     MSF MetLife Moderate Allocation Investment Option.............       747,443          2,521,838
     MSF MetLife Moderate to Aggressive Allocation Investment
        Option.....................................................       936,661          1,382,985
     MSF MetLife Stock Index Investment Option.....................     4,156,530         15,274,905

(a) Commenced on April 28, 2008 and began transactions in 2012.
(b) Commenced on May 2, 2011 and began transactions in 2012.
(c) Commenced on May 4, 2009 and began transactions in 2012.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)



                                                                       AS OF DECEMBER 31, 2012
                                                                   -------------------------------

                                                                      SHARES            COST ($)
                                                                   -------------     -------------
     MSF MFS Total Return Investment Option......................        168,363        22,096,324
     MSF MFS Value Investment Option.............................      1,539,011        18,000,235
     MSF MSCI EAFE Index Investment Option.......................          5,142            56,235
     MSF Oppenheimer Global Equity Investment Option.............         44,067           639,049
     MSF Russell 2000 Index Investment Option....................      1,401,016        17,379,397
     MSF T. Rowe Price Large Cap Growth Investment Option........         82,285         1,234,471
     MSF Western Asset Management U.S. Government Investment
       Option....................................................        201,362         2,428,235
     Oppenheimer VA Main Street Small- & Mid-Cap Investment
       Option (a)................................................             88             1,644
     PIMCO VIT All Asset Investment Option (b)...................         48,978           547,972
     PIMCO VIT Long-Term U.S. Government Investment Option (c)...             28               388
     PIMCO VIT Low Duration Investment Option....................      2,841,554        29,574,345
     PIMCO VIT Total Return Investment Option....................     13,908,466       152,295,478
     Pioneer VCT Emerging Markets Investment Option..............        239,333         5,362,695
     Pioneer VCT Mid Cap Value Investment Option.................         63,647         1,069,197
     Putnam VT Multi-Cap Growth Investment Option................          5,544           106,216
     Royce Micro-Cap Investment Option...........................        297,613         3,133,487
     Royce Small-Cap Investment Option...........................        974,158         8,247,785
     UIF Emerging Markets Debt Investment Option.................          7,191            67,093
     UIF Emerging Markets Equity Investment Option...............        500,160         6,840,478
     Vanguard VIF Diversified Value Investment Option............         58,860           790,143
     Vanguard VIF Equity Index Investment Option.................         54,046         1,267,513
     Vanguard VIF Short-Term Investment-Grade Investment Option..         17,410           188,988

                                                                          FOR THE YEAR ENDED
                                                                           DECEMBER 31, 2012
                                                                   --------------------------------
                                                                       COST OF          PROCEEDS
                                                                    PURCHASES ($)    FROM SALES ($)
                                                                   --------------    --------------
     MSF MFS Total Return Investment Option......................      2,664,778          4,068,889
     MSF MFS Value Investment Option.............................      9,304,866          4,109,577
     MSF MSCI EAFE Index Investment Option.......................         56,502                269
     MSF Oppenheimer Global Equity Investment Option.............        244,229             79,342
     MSF Russell 2000 Index Investment Option....................      4,070,739          3,198,763
     MSF T. Rowe Price Large Cap Growth Investment Option........        480,537            253,396
     MSF Western Asset Management U.S. Government Investment
       Option....................................................        861,062          1,573,800
     Oppenheimer VA Main Street Small- & Mid-Cap Investment
       Option (a)................................................          1,671                 28
     PIMCO VIT All Asset Investment Option (b)...................        826,139            288,994
     PIMCO VIT Long-Term U.S. Government Investment Option (c)...            394                  6
     PIMCO VIT Low Duration Investment Option....................     13,692,240         25,327,868
     PIMCO VIT Total Return Investment Option....................     36,140,988         35,484,444
     Pioneer VCT Emerging Markets Investment Option..............      1,226,481            930,175
     Pioneer VCT Mid Cap Value Investment Option.................        271,933            787,990
     Putnam VT Multi-Cap Growth Investment Option................         99,783            145,854
     Royce Micro-Cap Investment Option...........................      1,684,890          2,752,233
     Royce Small-Cap Investment Option...........................      1,837,462          1,940,501
     UIF Emerging Markets Debt Investment Option.................         67,245                153
     UIF Emerging Markets Equity Investment Option...............      1,404,280            140,532
     Vanguard VIF Diversified Value Investment Option............        122,064            133,863
     Vanguard VIF Equity Index Investment Option.................        243,900            344,977
     Vanguard VIF Short-Term Investment-Grade Investment Option..        111,872            169,744

(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced May 2, 2011 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2012.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                   ALLIANCEBERNSTEIN
                                    GLOBAL THEMATIC        ALLIANCEBERNSTEIN             ALLIANCEBERNSTEIN
                                        GROWTH             INTERMEDIATE BOND            INTERNATIONAL VALUE
                                   INVESTMENT OPTION       INVESTMENT OPTION             INVESTMENT OPTION
                                   ----------------- ----------------------------- -----------------------------
                                       2012 (a)          2012            2011           2012            2011
                                   ----------------- -------------  -------------- --------------  -------------

Units beginning of year...........              --           2,198           1,692          6,179          3,887
Units issued and transferred
   from other funding options.....             116             482             623          1,712          2,989
Units redeemed and transferred
   to other funding options.......             (2)           (116)           (117)          (338)          (697)
                                   ----------------- -------------  -------------- --------------  -------------
Units end of year.................             114           2,564           2,198          7,553          6,179
                                   ================= =============  ============== ==============  =============




                                     AMERICAN CENTURY VP ULTRA      AMERICAN CENTURY VP VISTA        AMERICAN FUNDS BOND
                                         INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                   ------------------------------ ----------------------------- -----------------------------
                                        2012            2011           2012           2011           2012            2011
                                   --------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........         37,467          27,329     3,371,474       2,875,000          5,265          3,574
Units issued and transferred
   from other funding options.....         15,226          10,511       642,150       1,002,042          1,448          1,952
Units redeemed and transferred
   to other funding options.......       (38,501)           (373)     (746,207)       (505,568)          (283)          (261)
                                   --------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................         14,192          37,467     3,267,417       3,371,474          6,430          5,265
                                   ==============  ============== =============  ============== ==============  =============

                                                                         AMERICAN FUNDS
                                   AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION       AMERICAN FUNDS GROWTH
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012           2011           2012            2011
                                   --------------  -------------- -------------  -------------- --------------  --------------

Units beginning of year...........      3,045,844       7,204,721           345             309     45,977,683      49,440,369
Units issued and transferred
   from other funding options.....      1,102,806         971,310            81              75      4,859,795       9,800,669
Units redeemed and transferred
   to other funding options.......    (1,524,604)     (5,130,187)          (44)            (39)   (20,821,780)    (13,263,355)
                                   --------------  -------------- -------------  -------------- --------------  --------------
Units end of year.................      2,624,046       3,045,844           382             345     30,015,698      45,977,683
                                   ==============  ============== =============  ============== ==============  ==============


                                                                         AMERICAN FUNDS
                                   AMERICAN FUNDS GROWTH-INCOME         HIGH-INCOME BOND        AMERICAN FUNDS INTERNATIONAL
                                         INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                   ----------------------------- ------------------------------ ------------------------------
                                        2012           2011           2012            2011           2012            2011
                                   --------------  ------------- --------------  -------------- --------------  --------------

Units beginning of year...........     13,218,597     14,573,200          2,432             902      8,704,927       9,087,493
Units issued and transferred
   from other funding options.....      3,835,472      5,286,233          9,091          10,130      2,321,716         870,812
Units redeemed and transferred
   to other funding options.......    (6,618,999)    (6,640,836)          (267)         (8,600)    (2,558,703)     (1,253,378)
                                   --------------  ------------- --------------  -------------- --------------  --------------
Units end of year.................     10,435,070     13,218,597         11,256           2,432      8,467,940       8,704,927
                                   ==============  ============= ==============  ============== ==============  ==============

                                                                 AMERICAN FUNDS U.S. GOVERNMENT/
                                     AMERICAN FUNDS NEW WORLD         AAA-RATED SECURITIES       DELAWARE VIP SMALL CAP VALUE
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ----------------------------- ------------------------------- -----------------------------
                                       2012            2011            2012           2011            2012           2011
                                   -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year...........     1,977,408       2,014,393        325,297         470,546       4,813,696      4,551,375
Units issued and transferred
   from other funding options.....     1,070,759         521,001          3,002         287,122       3,912,767      1,058,353
Units redeemed and transferred
   to other funding options.......     (647,590)       (557,986)      (314,117)       (432,371)     (2,423,229)      (796,032)
                                   -------------  --------------  -------------  --------------  --------------  -------------
Units end of year.................     2,400,577       1,977,408         14,182         325,297       6,303,234      4,813,696
                                   =============  ==============  =============  ==============  ==============  =============


                                                                          DREYFUS VIF
                                     DREYFUS VIF APPRECIATION       OPPORTUNISTIC SMALL CAP       FIDELITY VIP CONTRAFUND
                                         INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  --------------

Units beginning of year...........        842,744        613,581        991,767      1,182,857     18,512,331      21,364,970
Units issued and transferred
   from other funding options.....        418,067        474,995        157,717        126,089      9,233,693       4,013,223
Units redeemed and transferred
   to other funding options.......      (422,531)      (245,832)      (299,547)      (317,179)    (4,885,717)     (6,865,862)
                                   --------------  ------------- --------------  ------------- --------------  --------------
Units end of year.................        838,280        842,744        849,937        991,767     22,860,307      18,512,331
                                   ==============  ============= ==============  ============= ==============  ==============


(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                   FIDELITY VIP EQUITY-INCOME    FIDELITY VIP FREEDOM 2010     FIDELITY VIP FREEDOM 2015
                                        INVESTMENT OPTION            INVESTMENT OPTION             INVESTMENT OPTION
                                  ---------------------------- ----------------------------- -----------------------------
                                       2012           2011          2012           2011           2012           2011
                                  -------------  ------------- --------------  ------------- -------------  --------------

Units beginning of year..........     3,169,188      3,051,263          7,067             --        58,954              --
Units issued and transferred
   from other funding options....        54,047        356,633         17,378        167,466        23,305         104,251
Units redeemed and transferred
   to other funding options......     (348,296)      (238,708)        (5,165)      (160,399)      (49,132)        (45,297)
                                  -------------  ------------- --------------  ------------- -------------  --------------
Units end of year................     2,874,939      3,169,188         19,280          7,067        33,127          58,954
                                  =============  ============= ==============  ============= =============  ==============


                                    FIDELITY VIP FREEDOM 2020     FIDELITY VIP FREEDOM 2025    FIDELITY VIP FREEDOM 2030
                                        INVESTMENT OPTION             INVESTMENT OPTION            INVESTMENT OPTION
                                  ----------------------------- ----------------------------- ----------------------------
                                       2012           2011           2012         2011 (b)        2012            2011
                                  --------------  ------------- -------------  -------------- -------------  -------------

Units beginning of year..........        837,012             --       131,943              --       200,553            831
Units issued and transferred
   from other funding options....         52,879        957,147        88,347         151,697       208,721        242,701
Units redeemed and transferred
   to other funding options......      (497,834)      (120,135)      (22,989)        (19,754)      (42,023)       (42,979)
                                  --------------  ------------- -------------  -------------- -------------  -------------
Units end of year................        392,057        837,012       197,301         131,943       367,251        200,553
                                  ==============  ============= =============  ============== =============  =============

                                     FIDELITY VIP
                                       GROWTH &
                                        INCOME         FIDELITY VIP HIGH INCOME        FIDELITY VIP INDEX 500
                                   INVESTMENT OPTION       INVESTMENT OPTION              INVESTMENT OPTION
                                   ----------------- ------------------------------ -----------------------------
                                         2012             2012            2011           2012           2011
                                   ----------------- --------------  -------------- -------------   -------------

Units beginning of year...........              --            1,900           1,369    17,411,105      16,492,581
Units issued and transferred
   from other funding options.....          52,275              838             627    12,568,315       2,241,900
Units redeemed and transferred
   to other funding options.......            (96)            (107)            (96)   (2,731,038)     (1,323,376)
                                   ----------------- --------------  -------------- -------------   -------------
Units end of year.................          52,179            2,631           1,900    27,248,382      17,411,105
                                   ================= ==============  ============== =============   =============



                                            FIDELITY VIP
                                        INVESTMENT GRADE BOND         FIDELITY VIP MID CAP           FIDELITY VIP OVERSEAS
                                          INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011          2012            2011
                                   --------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........        991,678         737,971      9,884,918      10,461,439     3,167,489       3,937,686
Units issued and transferred
   from other funding options.....     10,695,750         260,526      1,949,951       3,165,172       893,471       2,452,767
Units redeemed and transferred
   to other funding options.......    (5,377,625)         (6,819)    (3,936,409)     (3,741,693)   (1,211,755)     (3,222,964)
                                   --------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................      6,309,803         991,678      7,898,460       9,884,918     2,849,205       3,167,489
                                   ==============  ============== ==============  ============== =============  ==============

                                           FTVIPT FRANKLIN                 FTVIPT MUTUAL                FTVIPT TEMPLETON
                                   SMALL-MID CAP GROWTH SECURITIES  GLOBAL DISCOVERY SECURITIES   DEVELOPING MARKETS SECURITIES
                                          INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ------------------------------- ------------------------------ -----------------------------
                                        2012            2011            2012            2011           2012           2011
                                   --------------  --------------  --------------  -------------- -------------  --------------

Units beginning of year...........      4,182,913       5,368,311           3,377           3,292     1,966,758       2,841,412
Units issued and transferred
   from other funding options.....      1,412,469       2,015,904             185             316       398,287       1,190,438
Units redeemed and transferred
   to other funding options.......    (3,354,462)     (3,201,302)           (197)           (231)     (814,570)     (2,065,092)
                                   --------------  --------------  --------------  -------------- -------------  --------------
Units end of year.................      2,240,920       4,182,913           3,365           3,377     1,550,475       1,966,758
                                   ==============  ==============  ==============  ============== =============  ==============


                                          FTVIPT TEMPLETON              FTVIPT TEMPLETON
                                         FOREIGN SECURITIES          GLOBAL BOND SECURITIES      INVESCO V.I. GLOBAL REAL ESTATE
                                          INVESTMENT OPTION             INVESTMENT OPTION               INVESTMENT OPTION
                                   ------------------------------ ------------------------------ -------------------------------
                                        2012            2011           2012            2011            2012           2011
                                   --------------  -------------- --------------  --------------  -------------  --------------

Units beginning of year...........     12,078,613      11,816,253      5,226,779       5,355,288      2,403,226       1,986,828
Units issued and transferred
   from other funding options.....      1,076,623       4,221,554      7,923,111         677,472      1,675,193         691,225
Units redeemed and transferred
   to other funding options.......    (7,574,322)     (3,959,194)    (4,208,152)       (805,981)    (1,000,775)       (274,827)
                                   --------------  -------------- --------------  --------------  -------------  --------------
Units end of year.................      5,580,914      12,078,613      8,941,738       5,226,779      3,077,644       2,403,226
                                   ==============  ============== ==============  ==============  =============  ==============


(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:



                                  INVESCO V.I. INTERNATIONAL GROWTH    JANUS ASPEN ENTERPRISE     JANUS ASPEN GLOBAL TECHNOLOGY
                                          INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION
                                  --------------------------------- ----------------------------- -----------------------------
                                         2012           2011             2012           2011           2012           2011
                                    --------------  -------------   -------------  -------------- -------------  --------------

Units beginning of year..........        8,403,545     13,628,267         956,170         874,863     6,629,075       7,497,336
Units issued and transferred
   from other funding options....        5,847,146      1,395,915         310,621         275,444     2,086,721       3,018,662
Units redeemed and transferred
   to other funding options......      (1,477,053)    (6,620,637)       (259,848)       (194,137)   (2,231,405)     (3,886,923)
                                    --------------  -------------   -------------  -------------- -------------  --------------
Units end of year................       12,773,638      8,403,545       1,006,943         956,170     6,484,391       6,629,075
                                    ==============  =============   =============  ============== =============  ==============


                                                                        JANUS ASPEN
                                      JANUS ASPEN OVERSEAS         PERKINS MID CAP VALUE         JANUS ASPEN WORLDWIDE
                                        INVESTMENT OPTION            INVESTMENT OPTION             INVESTMENT OPTION
                                  ---------------------------- ----------------------------- -----------------------------
                                      2012            2011          2012            2011          2012           2011
                                  -------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year..........     1,471,060      1,372,128      5,012,020      5,818,949        894,941      1,473,457
Units issued and transferred
   from other funding options....       335,581        682,947      2,060,025      1,049,747        232,028        149,437
Units redeemed and transferred
   to other funding options......     (743,439)      (584,015)    (1,876,927)    (1,856,676)      (176,736)      (727,953)
                                  -------------  ------------- --------------  ------------- --------------  -------------
Units end of year................     1,063,202      1,471,060      5,195,118      5,012,020        950,233        894,941
                                  =============  ============= ==============  ============= ==============  =============

                                        LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                    VARIABLE AGGRESSIVE GROWTH        VARIABLE APPRECIATION     VARIABLE EQUITY INCOME BUILDER
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ----------------------------- ------------------------------ ------------------------------
                                        2012            2011          2012            2011            2012           2011
                                   --------------  ------------- --------------  --------------  --------------  -------------

Units beginning of year...........      1,091,033      1,169,545         14,259          12,768         737,454        730,587
Units issued and transferred
   from other funding options.....        180,710        325,995         10,340           1,715         274,456         66,649
Units redeemed and transferred
   to other funding options.......      (757,543)      (404,507)       (14,690)           (224)       (296,160)       (59,782)
                                   --------------  ------------- --------------  --------------  --------------  -------------
Units end of year.................        514,200      1,091,033          9,909          14,259         715,750        737,454
                                   ==============  ============= ==============  ==============  ==============  =============


                                     LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
                                      FUNDAMENTAL ALL CAP VALUE     VARIABLE LARGE CAP GROWTH     VARIABLE LARGE CAP VALUE
                                          INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012           2011           2012            2011
                                   --------------  -------------- -------------  -------------- --------------  --------------

Units beginning of year...........      1,429,576       2,043,961       628,464         640,814      1,400,989       3,106,336
Units issued and transferred
   from other funding options.....        275,367         246,432       175,279         227,476      1,134,520         842,633
Units redeemed and transferred
   to other funding options.......      (419,575)       (860,817)     (244,550)       (239,826)      (954,278)     (2,547,980)
                                   --------------  -------------- -------------  -------------- --------------  --------------
Units end of year.................      1,285,368       1,429,576       559,193         628,464      1,581,231       1,400,989
                                   ==============  ============== =============  ============== ==============  ==============

                                     LMPVET INVESTMENT COUNSEL        LMPVIT WESTERN ASSET           LMPVIT WESTERN ASSET
                                     VARIABLE SOCIAL AWARENESS   VARIABLE GLOBAL HIGH YIELD BOND    VARIABLE STRATEGIC BOND
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ----------------------------- ------------------------------- -----------------------------
                                       2012            2011            2012           2011            2012           2011
                                   -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year...........       354,583         475,419      4,495,617       4,275,102        667,871         692,816
Units issued and transferred
   from other funding options.....        74,059         204,356        768,972       1,181,188        161,074         116,946
Units redeemed and transferred
   to other funding options.......     (137,640)       (325,192)       (99,937)       (960,673)      (263,659)       (141,891)
                                   -------------  --------------  -------------  --------------  -------------  --------------
Units end of year.................       291,002         354,583      5,164,652       4,495,617        565,286         667,871
                                   =============  ==============  =============  ==============  =============  ==============



                                       MFS VIT NEW DISCOVERY       MIST BLACKROCK HIGH YIELD   MIST BLACKROCK LARGE CAP CORE
                                         INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012           2011           2012           2011           2012            2011
                                   -------------   ------------- --------------  ------------- --------------  -------------

Units beginning of year...........        16,368          16,381     10,075,267     11,234,671     11,344,397      9,846,995
Units issued and transferred
   from other funding options.....     1,519,276          14,661      2,837,894      2,315,222        301,580      2,206,355
Units redeemed and transferred
   to other funding options.......     (186,955)        (14,674)    (2,886,769)    (3,474,626)   (11,003,458)      (708,953)
                                   -------------   ------------- --------------  ------------- --------------  -------------
Units end of year.................     1,348,689          16,368     10,026,392     10,075,267        642,519     11,344,397
                                   =============   ============= ==============  ============= ==============  =============


(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                           MIST HARRIS
                                  MIST CLARION GLOBAL REAL ESTATE     OAKMARK INTERNATIONAL     MIST INVESCO SMALL CAP GROWTH
                                         INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                  ------------------------------- ----------------------------- -----------------------------
                                        2012           2011            2012           2011           2012           2011
                                   --------------  -------------  -------------  -------------- -------------  --------------

Units beginning of year..........       6,277,105      5,943,976      4,246,223       6,021,081       394,435         118,587
Units issued and transferred
   from other funding options....       1,500,378      1,939,807      3,588,226       1,203,568     1,625,794         329,052
Units redeemed and transferred
   to other funding options......       (921,260)    (1,606,678)    (1,988,034)     (2,978,426)     (988,115)        (53,204)
                                   --------------  -------------  -------------  -------------- -------------  --------------
Units end of year................       6,856,223      6,277,105      5,846,415       4,246,223     1,032,114         394,435
                                   ==============  =============  =============  ============== =============  ==============


                                                                    MIST LOOMIS SAYLES             MIST LORD ABBETT
                                       MIST JANUS FORTY               GLOBAL MARKETS                BOND DEBENTURE
                                       INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                  ---------------------------- ----------------------------- -----------------------------
                                      2012            2011          2012           2011           2012           2011
                                  -------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year..........    19,035,386     20,074,904      2,355,278      2,788,525        298,007        382,147
Units issued and transferred
   from other funding options....     2,806,979      4,628,714        201,552        200,554        150,325         34,861
Units redeemed and transferred
   to other funding options......   (7,739,897)    (5,668,232)      (223,255)      (633,801)      (122,850)      (119,001)
                                  -------------  ------------- --------------  ------------- --------------  -------------
Units end of year................    14,102,468     19,035,386      2,333,575      2,355,278        325,482        298,007
                                  =============  ============= ==============  ============= ==============  =============

                                         MIST LORD ABBETT                                                    MIST MFS
                                           MID CAP VALUE          MIST METLIFE AGGRESSIVE STRATEGY    EMERGING MARKETS EQUITY
                                         INVESTMENT OPTION                INVESTMENT OPTION              INVESTMENT OPTION
                                   ------------------------------ -------------------------------- -----------------------------
                                        2012            2011            2012          2011 (c)         2012            2011
                                   --------------  --------------   -------------  --------------  -------------  --------------

Units beginning of year...........      6,408,309       6,748,844       2,175,165              --      2,380,983       3,027,112
Units issued and transferred
   from other funding options.....        829,602       1,297,562         426,148       2,482,583        942,424       1,046,948
Units redeemed and transferred
   to other funding options.......    (4,969,157)     (1,638,097)     (1,668,920)       (307,418)      (686,968)     (1,693,077)
                                   --------------  --------------   -------------  --------------  -------------  --------------
Units end of year.................      2,268,754       6,408,309         932,393       2,175,165      2,636,439       2,380,983
                                   ==============  ==============   =============  ==============  =============  ==============


                                             MIST MFS                                               MIST MORGAN STANLEY
                                      RESEARCH INTERNATIONAL           MIST MLA MID CAP               MID CAP GROWTH
                                         INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012         2011 (b)
                                   -------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........     2,249,226       2,697,454       781,118         983,124        36,970              --
Units issued and transferred
   from other funding options.....       427,287         386,061       139,546         317,749     2,856,915          45,202
Units redeemed and transferred
   to other funding options.......     (522,100)       (834,289)     (323,625)       (519,755)     (894,459)         (8,232)
                                   -------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................     2,154,413       2,249,226       597,039         781,118     1,999,426          36,970
                                   =============  ============== =============  ============== =============  ==============

                                            MIST PIMCO
                                     INFLATION PROTECTED BOND           MIST PIONEER FUND        MIST PIONEER STRATEGIC INCOME
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012           2011
                                   --------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........     11,515,228       9,998,970        551,840         737,980       749,260         641,547
Units issued and transferred
   from other funding options.....     21,970,661       9,096,390         91,373         341,775       134,853         136,428
Units redeemed and transferred
   to other funding options.......   (16,188,609)     (7,580,132)      (310,003)       (527,915)       (9,373)        (28,715)
                                   --------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................     17,297,280      11,515,228        333,210         551,840       874,740         749,260
                                   ==============  ============== ==============  ============== =============  ==============


                                         MIST T. ROWE PRICE            MIST T. ROWE PRICE              MIST THIRD AVENUE
                                           LARGE CAP VALUE               MID CAP GROWTH                 SMALL CAP VALUE
                                          INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011          2012            2011
                                   --------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........      2,122,113       2,097,757      2,810,315       3,260,105     4,333,007       4,411,948
Units issued and transferred
   from other funding options.....        154,448         120,914             --         305,135     1,519,455       1,322,444
Units redeemed and transferred
   to other funding options.......      (239,319)        (96,558)       (24,162)       (754,925)   (3,808,541)     (1,401,385)
                                   --------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................      2,037,242       2,122,113      2,786,153       2,810,315     2,043,921       4,333,007
                                   ==============  ============== ==============  ============== =============  ==============


(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                      MSF BAILLIE
                                        GIFFORD
                                     INTERNATIONAL       MSF BARCLAYS CAPITAL              MSF BLACKROCK
                                         STOCK           AGGREGATE BOND INDEX            AGGRESSIVE GROWTH
                                   INVESTMENT OPTION       INVESTMENT OPTION             INVESTMENT OPTION
                                   ----------------- ----------------------------- -----------------------------
                                         2012            2012          2011 (b)         2012            2011
                                   ----------------- -------------  -------------- --------------  -------------

Units beginning of year...........              --          80,790              --      6,478,884      7,093,972
Units issued and transferred
   from other funding options.....             274          58,381          80,790      1,046,647      1,318,799
Units redeemed and transferred
   to other funding options.......             (5)       (100,573)              --    (2,251,061)    (1,933,887)
                                   ----------------- -------------  -------------- --------------  -------------
Units end of year.................             269          38,598          80,790      5,274,470      6,478,884
                                   ================= =============  ============== ==============  =============





                                      MSF BLACKROCK BOND INCOME     MSF BLACKROCK DIVERSIFIED   MSF BLACKROCK LARGE CAP VALUE
                                          INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012           2011           2012            2011
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........        982,555       3,386,772        589,455        647,025      3,121,209       3,001,173
Units issued and transferred
   from other funding options.....        263,351         253,331        258,204        109,425        521,388         561,485
Units redeemed and transferred
   to other funding options.......      (761,512)     (2,657,548)      (398,466)      (166,995)      (492,214)       (441,449)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................        484,394         982,555        449,193        589,455      3,150,383       3,121,209
                                   ==============  ============== ==============  ============= ==============  ==============

                                           MSF BLACKROCK
                                      LEGACY LARGE CAP GROWTH      MSF BLACKROCK MONEY MARKET        MSF FI VALUE LEADERS
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012            2011          2012            2011
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........      2,154,795       3,590,400    131,830,606    115,841,769      4,130,021       5,091,658
Units issued and transferred
   from other funding options.....        123,142         321,083     61,441,907     71,771,831        244,591       1,378,362
Units redeemed and transferred
   to other funding options.......      (945,029)     (1,756,688)  (101,745,946)   (55,782,994)    (2,214,421)     (2,339,999)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................      1,332,908       2,154,795     91,526,567    131,830,606      2,160,191       4,130,021
                                   ==============  ============== ==============  ============= ==============  ==============


                                                                           MSF METLIFE            MSF METLIFE CONSERVATIVE
                                        MSF JENNISON GROWTH          CONSERVATIVE ALLOCATION       TO MODERATE ALLOCATION
                                         INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012           2011           2012            2011
                                   --------------  -------------- -------------  -------------- --------------  --------------

Units beginning of year...........      4,769,748       1,031,991     1,594,265       1,462,237      1,433,429         598,406
Units issued and transferred
   from other funding options.....      9,785,483       4,035,242       280,941         632,156        263,968       1,182,053
Units redeemed and transferred
   to other funding options.......    (1,195,837)       (297,485)   (1,224,395)       (500,128)      (452,677)       (347,030)
                                   --------------  -------------- -------------  -------------- --------------  --------------
Units end of year.................     13,359,394       4,769,748       650,811       1,594,265      1,244,720       1,433,429
                                   ==============  ============== =============  ============== ==============  ==============

                                            MSF METLIFE                    MSF METLIFE                     MSF METLIFE
                                        MID CAP STOCK INDEX            MODERATE ALLOCATION      MODERATE TO AGGRESSIVE ALLOCATION
                                         INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                   ------------------------------ ----------------------------- ---------------------------------
                                        2012            2011           2012           2011             2012            2011
                                   --------------  -------------- -------------  --------------   --------------  --------------

Units beginning of year...........      1,428,201       1,267,607     4,590,278       5,366,631        1,947,123       1,826,496
Units issued and transferred
   from other funding options.....        876,304         564,855       470,953       1,654,227          689,431         427,464
Units redeemed and transferred
   to other funding options.......      (488,887)       (404,261)   (1,920,179)     (2,430,580)      (1,121,210)       (306,837)
                                   --------------  -------------- -------------  --------------   --------------  --------------
Units end of year.................      1,815,618       1,428,201     3,141,052       4,590,278        1,515,344       1,947,123
                                   ==============  ============== =============  ==============   ==============  ==============



                                      MSF METLIFE STOCK INDEX        MSF MFS TOTAL RETURN               MSF MFS VALUE
                                         INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                   ----------------------------- ------------------------------ -----------------------------
                                       2012            2011           2012            2011           2012           2011
                                   -------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........    16,045,724      21,757,388     13,227,382      15,551,878     9,095,881       7,593,296
Units issued and transferred
   from other funding options.....     2,672,585       4,891,569      1,285,184       1,659,212     4,941,133       2,789,070
Units redeemed and transferred
   to other funding options.......   (9,406,105)    (10,603,233)    (2,370,813)     (3,983,708)   (2,452,374)     (1,286,485)
                                   -------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................     9,312,204      16,045,724     12,141,753      13,227,382    11,584,640       9,095,881
                                   =============  ============== ==============  ============== =============  ==============


(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:



                                       MSF MSCI
                                      EAFE INDEX     MSF OPPENHEIMER GLOBAL EQUITY    MSF RUSSELL 2000 INDEX
                                   INVESTMENT OPTION       INVESTMENT OPTION             INVESTMENT OPTION
                                   ----------------- ----------------------------- -----------------------------
                                         2012             2012           2011           2012           2011
                                   ----------------- -------------  -------------- --------------  -------------

Units beginning of year...........              --         351,143         329,921     10,206,460     11,745,494
Units issued and transferred
   from other funding options.....          38,395         167,537         149,904      2,587,288      2,776,313
Units redeemed and transferred
   to other funding options.......           (525)        (58,019)       (128,682)    (2,210,949)    (4,315,347)
                                   ----------------- -------------  -------------- --------------  -------------
Units end of year.................          37,870         460,661         351,143     10,582,799     10,206,460
                                   ================= =============  ============== ==============  =============


                                                                                                OPPENHEIMER VA
                                         MSF T. ROWE PRICE             MSF WESTERN ASSET          MAIN STREET        PIMCO VIT
                                         LARGE CAP GROWTH         MANAGEMENT U.S. GOVERNMENT   SMALL- & MID-CAP      ALL ASSET
                                         INVESTMENT OPTION             INVESTMENT OPTION       INVESTMENT OPTION INVESTMENT OPTION
                                   ----------------------------- ----------------------------- ----------------- -----------------
                                        2012           2011           2012           2011          2012 (a)          2012 (d)
                                   -------------  -------------- -------------  -------------- ----------------- -----------------

Units beginning of year...........       994,685       1,580,977     1,720,774       2,916,768             --                 --
Units issued and transferred
   from other funding options.....       404,110         218,560       601,350         619,336            804            433,255
Units redeemed and transferred
   to other funding options.......     (214,772)       (804,852)   (1,013,508)     (1,815,330)           (13)          (150,174)
                                   -------------  -------------- -------------  -------------- ----------------- -----------------
Units end of year.................     1,184,023         994,685     1,308,616       1,720,774            791            283,081
                                   =============  ============== =============  ============== ================= =================

                                      PIMCO VIT
                                   LONG-TERM U.S.
                                     GOVERNMENT        PIMCO VIT LOW DURATION        PIMCO VIT TOTAL RETURN
                                  INVESTMENT OPTION       INVESTMENT OPTION             INVESTMENT OPTION
                                  ----------------- ----------------------------- -----------------------------
                                      2012 (e)           2012           2011           2012           2011
                                  ----------------- --------------  ------------- -------------  --------------

Units beginning of year..........             --        30,417,379     13,996,846    79,157,129      99,258,002
Units issued and transferred
   from other funding options....            115        14,919,735     25,737,139    17,520,723      23,598,289
Units redeemed and transferred
   to other funding options......            (2)      (23,935,350)    (9,316,606)  (20,819,626)    (43,699,162)
                                  ----------------- --------------  ------------- -------------  --------------
Units end of year................            113        21,401,764     30,417,379    75,858,226      79,157,129
                                  ================= ==============  ============= =============  ==============




                                  PIONEER VCT EMERGING MARKETS    PIONEER VCT MID CAP VALUE   PUTNAM VT MULTI-CAP GROWTH
                                        INVESTMENT OPTION             INVESTMENT OPTION            INVESTMENT OPTION
                                  ----------------------------- ----------------------------- ----------------------------
                                       2012           2011           2012           2011          2012            2011
                                  --------------  ------------- -------------  -------------- -------------  -------------

Units beginning of year..........      1,638,756      1,540,411       925,975       1,366,320       165,569        177,018
Units issued and transferred
   from other funding options....        293,101        477,666       156,593         399,131        98,431         95,596
Units redeemed and transferred
   to other funding options......      (269,934)      (379,321)     (460,970)       (839,476)     (145,567)      (107,045)
                                  --------------  ------------- -------------  -------------- -------------  -------------
Units end of year................      1,661,923      1,638,756       621,598         925,975       118,433        165,569
                                  ==============  ============= =============  ============== =============  =============

                                                                                               UIF EMERGING
                                         ROYCE MICRO-CAP              ROYCE SMALL-CAP          MARKETS DEBT
                                        INVESTMENT OPTION            INVESTMENT OPTION       INVESTMENT OPTION
                                  ----------------------------- ---------------------------- -----------------
                                       2012           2011          2012            2011           2012
                                  -------------  -------------- -------------  ------------- -----------------

Units beginning of year..........     2,643,944       2,469,394     6,838,809      7,811,677              --
Units issued and transferred
   from other funding options....     1,262,140       1,418,189     1,081,340      1,236,583          20,642
Units redeemed and transferred
   to other funding options......   (1,960,366)     (1,243,639)   (1,329,957)    (2,209,451)            (36)
                                  -------------  -------------- -------------  ------------- -----------------
Units end of year................     1,945,718       2,643,944     6,590,192      6,838,809          20,606
                                  =============  ============== =============  ============= =================



                                   UIF EMERGING MARKETS EQUITY  VANGUARD VIF DIVERSIFIED VALUE  VANGUARD VIF EQUITY INDEX
                                        INVESTMENT OPTION              INVESTMENT OPTION            INVESTMENT OPTION
                                  ----------------------------- ------------------------------ ----------------------------
                                       2012           2011            2012           2011          2012            2011
                                  --------------  -------------  -------------  -------------- -------------  -------------

Units beginning of year..........      2,966,013      5,701,882        465,467         512,623       955,048      1,054,675
Units issued and transferred
   from other funding options....        779,542      7,849,581         86,189          88,829       145,603        180,145
Units redeemed and transferred
   to other funding options......       (65,327)   (10,585,450)      (104,030)       (135,985)     (263,678)      (279,772)
                                  --------------  -------------  -------------  -------------- -------------  -------------
Units end of year................      3,680,228      2,966,013        447,626         465,467       836,973        955,048
                                  ==============  =============  =============  ============== =============  =============


(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                           VANGUARD VIF
                                    SHORT-TERM INVESTMENT-GRADE
                                         INVESTMENT OPTION
                                   -----------------------------
                                        2012           2011
                                   -------------  --------------

Units beginning of year...........       182,228         239,843
Units issued and transferred
   from other funding options.....        77,459          82,458
Units redeemed and transferred
   to other funding options.......     (123,898)       (140,073)
                                   -------------  --------------
Units end of year.................       135,789         182,228
                                   =============  ==============


(a) Commenced April 28, 2008 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2011.
(c) For the period May 2, 2011 to December 31, 2011.
(d) Commenced May 2, 2011 and began transactions in 2012.
(e) Commenced May 4, 2009 and began transactions in 2012.

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Options. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio, or series, for the respective stated periods in the five years ended December 31, 2012:

                                                              AS OF DECEMBER 31
                                                ----------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO           NET
                                                    UNITS         HIGHEST ($)      ASSETS ($)
                                                ------------   ----------------  -------------
  AllianceBernstein Global Thematic       2012           114               1.14            130
     Growth Investment Option
     (Commenced 4/28/2008
     and began transactions in 2012)

  AllianceBernstein Intermediate          2012         2,564               1.53          3,934
     Bond Investment Option               2011         2,198               1.45          3,186
     (Commenced 4/28/2008                 2010         1,692               1.36          2,307
     and began transactions in 2009)      2009     2,266,161               1.25      2,832,767

  AllianceBernstein International         2012         7,553               1.69         12,748
     Value Investment Option              2011         6,179               1.48          9,124
     (Commenced 11/10/2008                2010         3,887               1.83          7,125
     and began transactions in 2009)      2009         1,535               1.76          2,695

  American Century VP Ultra               2012        14,192        1.23 - 1.24         17,567
     Investment Option                    2011        37,467        1.08 - 1.09         40,590
                                          2010        27,329               1.07         29,363
                                          2009        27,655               0.93         25,660
                                          2008        28,094        0.69 - 0.70         19,432

  American Century VP Vista               2012     3,267,417        1.48 - 1.49      4,855,658
     Investment Option                    2011     3,371,474        1.28 - 1.29      4,340,156
     (Commenced 4/28/2008                 2010     2,875,000               1.40      4,024,294
     and began transactions in 2009)      2009     2,509,247               1.13      2,839,477

  American Funds Bond                     2012         6,430               2.17         13,936
     Investment Option                    2011         5,265               2.06         10,851
     (Commenced 4/28/2008                 2010         3,574               1.95          6,959
     and began transactions in 2009)      2009         1,604               1.83          2,940

  American Funds Global                   2012     2,624,046        2.17 - 2.23      5,817,693
     Growth Investment Option             2011     3,045,844        1.78 - 1.82      5,526,167
                                          2010     7,204,721        1.98 - 2.00     14,374,548
                                          2009    10,376,523        1.76 - 1.80     18,588,672
                                          2008     7,065,283        1.24 - 1.27      8,911,510

  American Funds Global Small             2012           382               3.45          1,317
     Capitalization Investment            2011           345               2.92          1,008
     Option (Commenced 4/28/2008)         2010           309               3.62          1,120
                                          2009           284               2.96            842
                                          2008            42               1.84             78

                                                         FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                   INCOME          LOWEST TO          LOWEST TO
                                                  RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                -------------  ----------------  -----------------
  AllianceBernstein Global Thematic       2012         --               0.20                 13.01
     Growth Investment Option
     (Commenced 4/28/2008
     and began transactions in 2012)

  AllianceBernstein Intermediate          2012       4.69               0.20                  5.83
     Bond Investment Option               2011       4.60               0.20                  6.46
     (Commenced 4/28/2008                 2010       0.02               0.20                  8.96
     and began transactions in 2009)      2009         --               0.20                 18.26

  AllianceBernstein International         2012       1.83               0.20                 14.30
     Value Investment Option              2011       4.63               0.20               (19.38)
     (Commenced 11/10/2008                2010       3.92               0.20                  4.39
     and began transactions in 2009)      2009       2.13               0.20                 34.38

  American Century VP Ultra               2012         --        0.20 - 0.25         13.64 - 13.70
     Investment Option                    2011         --        0.20 - 0.25           0.84 - 0.93
                                          2010       0.50               0.25                 15.73
                                          2009       0.28               0.25                 34.10
                                          2008         --        0.20 - 0.25     (41.63) - (41.60)

  American Century VP Vista               2012         --        0.15 - 0.20         15.38 - 15.44
     Investment Option                    2011         --        0.15 - 0.20       (8.10) - (8.07)
     (Commenced 4/28/2008                 2010         --               0.15                 23.67
     and began transactions in 2009)      2009         --               0.15                 22.38

  American Funds Bond                     2012       2.71               0.20                  5.16
     Investment Option                    2011       3.46               0.20                  5.86
     (Commenced 4/28/2008                 2010       3.53               0.20                  6.28
     and began transactions in 2009)      2009       4.68               0.20                 12.39

  American Funds Global                   2012       0.88        0.20 - 0.45         22.01 - 22.32
     Growth Investment Option             2011       1.12        0.20 - 0.45       (9.30) - (9.09)
                                          2010       1.30        0.20 - 0.35         11.39 - 11.53
                                          2009       1.65        0.20 - 0.45         41.59 - 41.98
                                          2008       1.86        0.20 - 0.45     (38.65) - (38.50)

  American Funds Global Small             2012       1.39               0.20                 17.94
     Capitalization Investment            2011       1.37               0.20               (19.30)
     Option (Commenced 4/28/2008)         2010       1.81               0.20                 22.17
                                          2009       0.34               0.20                 61.00
                                          2008         --               0.20               (48.96)

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF DECEMBER 31
                                                   -------------------------------------------------
                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                       UNITS          HIGHEST ($)       ASSETS ($)
                                                   -------------   -----------------  --------------
  American Funds Growth                      2012     30,015,698         1.68 - 1.72      51,280,646
     Investment Option                       2011     45,977,683         1.43 - 1.47      66,776,972
                                             2010     49,440,369         1.50 - 1.54      75,200,296
                                             2009     55,535,367         1.26 - 1.30      71,327,432
                                             2008     47,998,514         0.91 - 0.93      44,309,113

  American Funds                             2012     10,435,070         1.58 - 1.60      16,578,425
     Growth-Income Investment                2011     13,218,597         1.35 - 1.37      17,899,551
     Option                                  2010     14,573,200         1.37 - 1.39      20,136,279
                                             2009     19,692,268         1.22 - 1.25      24,495,809
                                             2008     31,862,852         0.93 - 0.95      30,227,962

  American Funds High-Income                 2012         11,256                2.66          29,931
     Bond Investment Option                  2011          2,432                2.34           5,698
     (Commenced 4/28/2008                    2010            902                2.30           2,079
     and began transactions in 2010)

  American Funds                             2012      8,467,940         2.83 - 2.89      24,148,469
     International Investment                2011      8,704,927         2.40 - 2.46      21,071,633
     Option (Commenced 4/28/2008)            2010      9,087,493         2.80 - 2.86      25,599,431
                                             2009      9,653,479         2.62 - 2.67      25,427,874
                                             2008      4,061,111                1.84       7,452,456

  American Funds New World                   2012      2,400,577         3.26 - 3.30       7,914,264
     Investment Option                       2011      1,977,408         2.77 - 2.81       5,544,823
     (Commenced 4/28/2008)                   2010      2,014,393         3.23 - 3.27       6,574,546
                                             2009      1,881,543         2.75 - 2.77       5,216,860
                                             2008             41                1.85              76

  American Funds U.S.                        2012         14,182                2.22          31,497
     Government/AAA-Rated                    2011        325,297                2.18         710,381
     Securities Investment Option            2010        470,546                2.03         957,120
     (Commenced 4/28/2008)                   2009        231,569         1.93 - 1.94         446,319
                                             2008      3,367,712                1.90       6,382,233

  Delaware VIP Small Cap                     2012      6,303,234         2.63 - 3.52      21,138,745
     Value Investment Option                 2011      4,813,696         2.32 - 3.09      14,179,266
                                             2010      4,551,375         2.36 - 3.14      13,624,676
                                             2009      4,526,992         1.79 - 2.38      10,353,607
                                             2008      5,026,214         1.39 - 1.81       8,720,852

  Dreyfus VIF Appreciation                   2012        838,280         1.44 - 1.50       1,239,874
     Investment Option                       2011        842,744         1.31 - 1.36       1,129,010
                                             2010        613,581         1.20 - 1.25         752,576
                                             2009        877,951         1.05 - 1.09         929,988
                                             2008      1,510,930         0.86 - 0.89       1,303,943

  Dreyfus VIF Opportunistic                  2012        849,937         1.11 - 1.45         940,186
     Small Cap Investment Option             2011        991,767         0.92 - 1.21         949,255
                                             2010      1,182,857         1.07 - 1.40       1,307,635
                                             2009      1,180,640         0.82 - 1.07         995,812
                                             2008      1,392,016         0.65 - 0.85         925,734

                                                             FOR THE YEAR ENDED DECEMBER 31
                                                   -----------------------------------------------------
                                                   INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                      INCOME           LOWEST TO           LOWEST TO
                                                     RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                   -------------   ----------------   ------------------
  American Funds Growth                      2012       0.75          0.15 - 0.35          17.48 - 17.71
     Investment Option                       2011       0.60          0.10 - 0.45        (4.60) - (4.36)
                                             2010       0.72          0.10 - 0.35          18.28 - 18.53
                                             2009       0.65          0.10 - 0.45          38.81 - 39.25
                                             2008       0.81          0.10 - 0.45      (44.25) - (44.01)

  American Funds                             2012       1.54          0.10 - 0.25          17.19 - 17.36
     Growth-Income Investment                2011       1.55          0.10 - 0.25        (2.11) - (1.94)
     Option                                  2010       1.44          0.10 - 0.25          11.17 - 11.35
                                             2009       1.40          0.10 - 0.25          30.61 - 31.13
                                             2008       1.70          0.10 - 0.45      (38.14) - (37.93)

  American Funds High-Income                 2012      11.35                 0.20                  13.47
     Bond Investment Option                  2011       8.71                 0.20                   1.69
     (Commenced 4/28/2008                    2010       9.72                 0.20                  14.86
     and began transactions in 2010)

  American Funds                             2012       1.52          0.10 - 0.25          17.61 - 17.79
     International Investment                2011       1.77          0.10 - 0.25      (14.17) - (14.03)
     Option (Commenced 4/28/2008)            2010       2.09          0.10 - 0.25            6.95 - 7.12
                                             2009       1.75          0.10 - 0.25          42.72 - 42.88
                                             2008       2.03                 0.25                (39.30)

  American Funds New World                   2012       1.09          0.15 - 0.25          17.53 - 17.64
     Investment Option                       2011       1.71          0.15 - 0.25      (14.16) - (14.09)
     (Commenced 4/28/2008)                   2010       1.68          0.15 - 0.25          17.56 - 17.70
                                             2009       1.76          0.15 - 0.25          49.27 - 49.46
                                             2008       1.80                 0.20                (40.03)

  American Funds U.S.                        2012       0.82                 0.20                   1.70
     Government/AAA-Rated                    2011       1.90                 0.20                   7.37
     Securities Investment Option            2010       1.99                 0.20                   5.55
     (Commenced 4/28/2008)                   2009       2.21          0.15 - 0.20            2.28 - 2.37
                                             2008       2.14                 0.15                   6.51

  Delaware VIP Small Cap                     2012       0.47          0.10 - 0.45          13.39 - 13.79
     Value Investment Option                 2011       0.49          0.10 - 0.45        (1.75) - (1.41)
                                             2010       0.61          0.10 - 0.35          31.79 - 32.09
                                             2009       1.01          0.10 - 0.45          31.22 - 31.68
                                             2008       0.73          0.10 - 0.45      (30.17) - (29.92)

  Dreyfus VIF Appreciation                   2012       3.56          0.20 - 0.25          10.15 - 10.21
     Investment Option                       2011       1.55          0.20 - 0.25            8.78 - 8.80
                                             2010       2.10          0.20 - 0.25          14.95 - 15.11
                                             2009       2.58          0.20 - 0.25          22.33 - 22.34
                                             2008       2.20          0.20 - 0.45      (29.89) - (29.73)

  Dreyfus VIF Opportunistic                  2012         --          0.20 - 0.25          20.26 - 20.32
     Small Cap Investment Option             2011       0.40          0.20 - 0.25      (14.04) - (14.03)
                                             2010       0.71          0.20 - 0.25          30.75 - 30.84
                                             2009       1.66          0.20 - 0.25          25.79 - 25.89
                                             2008       1.02          0.20 - 0.45      (37.83) - (37.71)

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                                ----------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO           NET
                                                    UNITS         HIGHEST ($)      ASSETS ($)
                                                ------------   ----------------   ------------
  Fidelity VIP Contrafund                 2012    22,860,307        1.54 - 1.96     37,774,648
     Investment Option                    2011    18,512,331        1.32 - 1.69     26,149,815
                                          2010    21,364,970        1.36 - 1.74     31,066,090
                                          2009    27,814,855        1.16 - 1.49     34,498,551
                                          2008    16,077,399        0.86 - 1.10     14,730,974

  Fidelity VIP Equity-Income              2012     2,874,939        4.31 - 4.36     12,402,440
     Investment Option                    2011     3,169,188        3.69 - 3.72     11,683,857
     (Commenced 4/28/2008)                2010     3,051,263        3.66 - 3.69     11,168,654
                                          2009     3,316,905               3.19     10,570,077
                                          2008        67,288               2.45        165,096

  Fidelity VIP Freedom 2010               2012        19,280        1.49 - 1.50         28,813
     Investment Option                    2011         7,067               1.34          9,471
     (Commenced 4/28/2008)                2010            --               1.35             --
                                          2009            --               1.20             --
                                          2008     5,529,947               0.96      5,330,940

  Fidelity VIP Freedom 2015               2012        33,127               1.52         50,413
     Investment Option                    2011        58,954               1.36         80,105
     (Commenced 4/28/2008                 2010            --               1.34             --
     and began transactions in 2009)      2009         4,106               1.21          4,972

  Fidelity VIP Freedom 2020               2012       392,057               1.51        592,377
     Investment Option                    2011       837,012               1.34      1,117,697
     (Commenced 4/28/2008)                2010            --               1.33             --
                                          2009           328        1.18 - 1.19            390
                                          2008     7,367,543               0.92      6,785,122

  Fidelity VIP Freedom 2025               2012       197,301               1.53        302,842
     Investment Option                    2011       131,943               1.34        176,295
     (Commenced 4/28/2008
     and began transactions in 2011)

  Fidelity VIP Freedom 2030               2012       367,251        1.47 - 1.48        543,548
     Investment Option                    2011       200,553               1.28        257,332
     (Commenced 4/28/2008)                2010           831               1.32          1,099
                                          2009         1,762               1.14          2,009
                                          2008     3,841,489               0.87      3,337,094

  Fidelity VIP Growth &                   2012        52,179               1.28         66,757
     Income Investment Option             2011            --               1.08             --
                                          2010            --               1.07             --
                                          2009        11,532               0.94         10,814
                                          2008        12,015               0.74          8,887

  Fidelity VIP High Income                2012         2,631               2.70          7,108
     Investment Option                    2011         1,900               2.37          4,501
     (Commenced 4/28/2008)                2010         1,369               2.28          3,127
                                          2009           640        2.01 - 2.02          1,286
                                          2008     2,699,652               1.41      3,802,088

                                                         FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                   INCOME          LOWEST TO          LOWEST TO
                                                  RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                -------------  ----------------   -----------------
  Fidelity VIP Contrafund                 2012       1.34         0.10 - 0.35         15.73 - 16.12
     Investment Option                    2011       0.83         0.10 - 0.35       (3.12) - (2.79)
                                          2010       1.04         0.10 - 0.35         16.53 - 16.94
                                          2009       1.39         0.10 - 0.45         34.90 - 35.39
                                          2008       0.40         0.15 - 0.45     (42.95) - (42.66)

  Fidelity VIP Equity-Income              2012       3.20         0.20 - 0.25         17.01 - 17.07
     Investment Option                    2011       2.54         0.20 - 0.25           0.74 - 0.76
     (Commenced 4/28/2008)                2010       1.83         0.20 - 0.25         14.84 - 14.94
                                          2009       2.34                0.25                 29.87
                                          2008       3.03                0.25               (40.62)

  Fidelity VIP Freedom 2010               2012       2.37         0.15 - 0.25         11.50 - 11.61
     Investment Option                    2011       0.20         0.15 - 0.20       (0.37) - (0.30)
     (Commenced 4/28/2008)                2010         --                0.15                 24.09
                                          2009         --                0.15                 12.78
                                          2008       3.59                0.15               (23.56)

  Fidelity VIP Freedom 2015               2012       1.67                0.20                 12.00
     Investment Option                    2011       1.77                0.20                (0.51)
     (Commenced 4/28/2008                 2010         --                0.20                 12.86
     and began transactions in 2009)      2009       4.39                0.20                 25.10

  Fidelity VIP Freedom 2020               2012       1.29         0.20 - 0.25         13.10 - 13.15
     Investment Option                    2011       2.20                0.20                (1.26)
     (Commenced 4/28/2008)                2010         --                0.20                 14.26
                                          2009         --         0.15 - 0.20         28.73 - 28.77
                                          2008       3.45                0.15               (30.46)

  Fidelity VIP Freedom 2025               2012       2.69                0.20                 14.88
     Investment Option                    2011       2.12                0.20                (2.34)
     (Commenced 4/28/2008
     and began transactions in 2011)

  Fidelity VIP Freedom 2030               2012       2.56         0.20 - 0.25         15.29 - 15.35
     Investment Option                    2011       4.05                0.20                (2.80)
     (Commenced 4/28/2008)                2010       2.08                0.20                 15.89
                                          2009       0.05         0.15 - 0.20         31.37 - 31.42
                                          2008       5.00         0.15 - 0.20     (35.55) - (35.52)

  Fidelity VIP Growth &                   2012       3.85                0.20                 18.01
     Income Investment Option             2011         --                0.20                  1.16
                                          2010         --                0.20                 14.32
                                          2009       0.89                0.20                 26.62
                                          2008       0.01           0.15-0.20     (41.97) - (41.96)

  Fidelity VIP High Income                2012       7.01                0.20                 14.00
     Investment Option                    2011       7.80                0.20                  3.81
     (Commenced 4/28/2008)                2010       9.46                0.20                 13.59
                                          2009       0.09         0.15 - 0.20         43.71 - 43.75
                                          2008      11.67                0.15               (25.56)

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF DECEMBER 31
                                                   ------------------------------------------------
                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                       UNITS          HIGHEST ($)       ASSETS ($)
                                                   -------------   ----------------   -------------
  Fidelity VIP Index 500                     2012     27,248,382        1.90 - 1.92      52,088,374
     Investment Option                       2011     17,411,105               1.65      28,793,263
     (Commenced 4/28/2008)                   2010     16,492,581               1.62      26,772,663
                                             2009     17,087,590               1.41      24,154,658
                                             2008     13,613,641               1.12      15,223,135

  Fidelity VIP Investment                    2012      6,309,803        1.55 - 1.56       9,843,196
     Grade Bond Investment Option            2011        991,678               1.47       1,460,592
     (Commenced 4/28/2008)                   2010        737,971               1.38       1,015,867
                                             2009            222               1.28             286
                                             2008             32               1.11              36

  Fidelity VIP Mid Cap                       2012      7,898,460        2.57 - 2.68      21,064,151
     Investment Option                       2011      9,884,918        2.25 - 2.34      23,061,414
                                             2010     10,461,439        2.54 - 2.63      27,430,792
                                             2009     12,091,966        1.98 - 2.05      24,713,803
                                             2008     18,563,022        1.44 - 1.47      27,204,020

  Fidelity VIP Overseas                      2012      2,849,205        1.42 - 1.43       4,051,373
     Investment Option                       2011      3,167,489        1.18 - 1.19       3,748,749
                                             2010      3,937,686        1.43 - 1.44       5,650,769
                                             2009      4,456,063        1.27 - 1.28       5,679,490
                                             2008     10,717,927        1.00 - 1.02      10,856,485

  FTVIPT Franklin Small-Mid                  2012      2,240,920        1.06 - 1.43       2,389,937
     Cap Growth Securities                   2011      4,182,913        0.96 - 1.29       4,328,337
     Investment Option                       2010      5,368,311        1.01 - 1.35       5,765,871
                                             2009      5,692,791        0.79 - 1.06       4,836,641
                                             2008      9,154,154        0.54 - 0.74       5,374,936

  FTVIPT Mutual Global                       2012          3,365               1.99           6,698
     Discovery Securities Investment         2011          3,377               1.76           5,941
     Option (Commenced 11/10/2008            2010          3,292               1.82           5,980
     and began transactions in 2010)

  FTVIPT Templeton Developing                2012      1,550,475        3.50 - 3.53       5,446,265
     Markets Securities                      2011      1,966,758        3.10 - 3.12       6,115,767
     Investment Option                       2010      2,841,412        3.69 - 3.70      10,522,048
                                             2009      3,303,926        3.10 - 3.16      10,426,067
                                             2008      3,337,465        1.81 - 1.84       6,114,597

  FTVIPT Templeton Foreign                   2012      5,580,914        1.72 - 1.78       9,861,373
     Securities Investment Option            2011     12,078,613        1.46 - 1.50      18,086,432
                                             2010     11,816,253        1.66 - 1.69      19,835,410
                                             2009     12,124,687        1.52 - 1.56      18,811,498
                                             2008     10,823,356        1.12 - 1.14      12,266,776

  FTVIPT Templeton Global                    2012      8,941,738        2.33 - 2.35      20,932,837
     Bond Securities Investment              2011      5,226,779               2.03      10,610,103
     Option                                  2010      5,355,288        2.04 - 2.05      10,962,154
                                             2009      4,511,787        1.77 - 1.79       8,069,524
                                             2008      7,124,126        1.49 - 1.51      10,733,948

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                   ------------------------------------------------------
                                                    INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                       INCOME           LOWEST TO           LOWEST TO
                                                      RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                   --------------   ----------------   ------------------
  Fidelity VIP Index 500                     2012        2.42          0.10 - 0.25          15.62 - 15.80
     Investment Option                       2011        2.05          0.15 - 0.20            1.85 - 1.86
     (Commenced 4/28/2008)                   2010        1.95          0.15 - 0.20          14.76 - 14.85
                                             2009        2.56          0.15 - 0.20          26.37 - 26.48
                                             2008        3.06                 0.15                (34.21)

  Fidelity VIP Investment                    2012        2.49          0.15 - 0.20            5.56 - 5.61
     Grade Bond Investment Option            2011        3.48                 0.20                   6.97
     (Commenced 4/28/2008)                   2010        3.34                 0.20                   7.49
                                             2009        0.04                 0.20                  15.41
                                             2008          --                 0.20                 (3.66)

  Fidelity VIP Mid Cap                       2012        0.37          0.10 - 0.35          14.16 - 14.45
     Investment Option                       2011        0.02          0.10 - 0.45      (11.15) - (10.93)
                                             2010        0.12          0.10 - 0.35          28.12 - 28.41
                                             2009        0.42          0.10 - 0.45          39.11 - 39.59
                                             2008        0.24          0.10 - 0.45      (39.87) - (39.66)

  Fidelity VIP Overseas                      2012        1.73          0.15 - 0.25          20.08 - 20.20
     Investment Option                       2011        0.90          0.15 - 0.25      (17.55) - (17.43)
                                             2010        1.13          0.20 - 0.25          12.59 - 12.63
                                             2009        1.61          0.15 - 0.20          25.84 - 26.01
                                             2008        1.67          0.15 - 0.45      (44.23) - (44.02)

  FTVIPT Franklin Small-Mid                  2012          --          0.10 - 0.25          10.57 - 10.74
     Cap Growth Securities                   2011          --          0.10 - 0.25        (5.15) - (4.95)
     Investment Option                       2010          --          0.10 - 0.25          27.35 - 27.50
                                             2009          --          0.10 - 0.25          43.14 - 43.35
                                             2008          --          0.10 - 0.45      (42.80) - (42.51)

  FTVIPT Mutual Global                       2012        2.67                 0.20                  13.13
     Discovery Securities Investment         2011        2.19                 0.20                 (3.19)
     Option (Commenced 11/10/2008            2010          --                 0.20                  11.75
     and began transactions in 2010)

  FTVIPT Templeton Developing                2012        1.38          0.15 - 0.25          12.88 - 12.99
     Markets Securities                      2011        0.95          0.15 - 0.25      (16.07) - (15.98)
     Investment Option                       2010        1.76          0.20 - 0.25          17.29 - 17.36
                                             2009        4.53          0.20 - 0.45          71.78 - 72.27
                                             2008        2.70          0.15 - 0.45      (52.91) - (52.76)

  FTVIPT Templeton Foreign                   2012        2.73          0.15 - 0.45          17.70 - 18.05
     Securities Investment Option            2011        1.75          0.15 - 0.45      (11.02) - (10.79)
                                             2010        1.91          0.15 - 0.35            8.02 - 8.22
                                             2009        3.02          0.15 - 0.45          36.50 - 36.91
                                             2008        2.43          0.15 - 0.45      (40.66) - (40.48)

  FTVIPT Templeton Global                    2012        6.64          0.15 - 0.25          15.02 - 15.14
     Bond Securities Investment              2011        5.63          0.20 - 0.25        (0.83) - (0.78)
     Option                                  2010        1.63          0.20 - 0.25          14.38 - 14.45
                                             2009       13.56          0.20 - 0.45          18.51 - 18.75
                                             2008        4.99          0.20 - 0.45            5.97 - 6.27

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                                ----------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO           NET
                                                    UNITS         HIGHEST ($)      ASSETS ($)
                                                ------------   ----------------   ------------
  Invesco V.I. Global Real                2012     3,077,644        2.80 - 2.83      8,703,294
     Estate Investment Option             2011     2,403,226        2.19 - 2.21      5,313,931
     (Commenced 4/28/2008)                2010     1,986,828        2.35 - 2.37      4,706,232
                                          2009     1,670,231        2.00 - 2.02      3,371,572
                                          2008            55               1.53             85

  Invesco V.I. International              2012    12,773,638        1.70 - 1.72     21,792,090
     Growth Investment Option             2011     8,403,545        1.47 - 1.49     12,445,526
                                          2010    13,628,267        1.58 - 1.60     21,646,040
                                          2009    17,277,737        1.41 - 1.42     24,378,054
                                          2008    28,202,476        1.04 - 1.05     29,476,797

  Janus Aspen Enterprise                  2012     1,006,943        5.35 - 5.40      5,432,005
     Investment Option                    2011       956,170               4.62      4,419,928
     (Commenced 4/28/2008)                2010       874,863               4.71      4,118,176
                                          2009       750,846               3.76      2,820,064
                                          2008     1,009,867               2.60      2,629,800

  Janus Aspen Global                      2012     6,484,391        0.62 - 1.18      4,823,592
     Technology Investment Option         2011     6,629,075        0.53 - 0.99      4,232,324
                                          2010     7,497,336        0.58 - 1.09      5,467,249
                                          2009     3,303,156        0.46 - 0.47      1,540,910
                                          2008     1,740,453        0.29 - 0.30        518,465

  Janus Aspen Overseas                    2012     1,063,202        5.89 - 5.95      6,322,582
     Investment Option                    2011     1,471,060        5.21 - 5.26      7,727,720
     (Commenced 4/28/2008)                2010     1,372,128        7.73 - 7.79     10,664,969
                                          2009       752,604        6.19 - 6.24      4,694,826
                                          2008     1,209,049        3.48 - 3.49      4,220,361

  Janus Aspen Perkins Mid Cap             2012     5,195,118        2.20 - 2.23     11,520,895
     Value Investment Option              2011     5,012,020        2.00 - 2.01     10,046,177
     (Commenced 4/28/2008)                2010     5,818,949        2.06 - 2.08     12,037,884
                                          2009     6,696,673        1.79 - 1.80     12,029,922
                                          2008     8,482,829        1.35 - 1.36     11,482,939

  Janus Aspen Worldwide                   2012       950,233        0.71 - 0.72        682,144
     Investment Option                    2011       894,941               0.60        536,965
                                          2010     1,473,457               0.70      1,028,025
                                          2009     1,502,827        0.60 - 0.61        910,095
                                          2008     2,237,940               0.44        988,019

  LMPVET ClearBridge Variable             2012       514,200        1.78 - 1.79        917,901
     Aggressive Growth Investment         2011     1,091,033        1.50 - 1.51      1,643,064
     Option                               2010     1,169,545               1.47      1,722,228
                                          2009       886,193               1.18      1,046,231
                                          2008     1,762,052        0.86 - 0.88      1,549,172

  LMPVET ClearBridge Variable             2012         9,909        1.45 - 1.46         14,468
     Appreciation Investment              2011        14,259               1.26         17,931
     Option                               2010        12,768               1.23         15,691
                                          2009        12,876               1.09         14,084
                                          2008        13,080               0.90         11,745

                                                         FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                   INCOME          LOWEST TO          LOWEST TO
                                                  RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                -------------  ----------------   -----------------
  Invesco V.I. Global Real                2012       0.58         0.15 - 0.25         27.80 - 27.93
     Estate Investment Option             2011       3.92         0.15 - 0.25       (6.73) - (6.63)
     (Commenced 4/28/2008)                2010       5.05         0.15 - 0.25         17.22 - 17.34
                                          2009         --         0.15 - 0.25         31.24 - 31.33
                                          2008       9.43                0.20               (45.65)

  Invesco V.I. International              2012       1.73         0.10 - 0.25         15.24 - 15.42
     Growth Investment Option             2011       1.55         0.10 - 0.25       (7.01) - (6.83)
                                          2010       2.27         0.10 - 0.25         12.58 - 12.74
                                          2009       1.19         0.10 - 0.25         34.90 - 35.08
                                          2008       0.58         0.10 - 0.25     (40.50) - (40.40)

  Janus Aspen Enterprise                  2012         --         0.15 - 0.20         16.75 - 16.81
     Investment Option                    2011         --                0.15                (1.78)
     (Commenced 4/28/2008)                2010         --                0.15                 25.32
                                          2009         --                0.15                 44.24
                                          2008       0.10                0.15               (44.19)

  Janus Aspen Global                      2012         --         0.10 - 0.25         18.85 - 19.03
     Technology Investment Option         2011         --         0.10 - 0.25       (8.85) - (8.74)
                                          2010         --         0.10 - 0.25         23.98 - 24.23
                                          2009         --         0.20 - 0.25         56.23 - 56.71
                                          2008       0.08         0.20 - 0.45     (44.17) - (44.07)

  Janus Aspen Overseas                    2012       0.56         0.15 - 0.25         12.90 - 13.01
     Investment Option                    2011       0.42         0.15 - 0.25     (32.50) - (32.43)
     (Commenced 4/28/2008)                2010       0.59         0.15 - 0.25         24.72 - 24.84
                                          2009       0.41         0.15 - 0.25         78.60 - 78.77
                                          2008         --         0.15 - 0.20     (52.74) - (52.72)

  Janus Aspen Perkins Mid Cap             2012       0.86         0.10 - 0.25         10.51 - 10.68
     Value Investment Option              2011       0.56         0.10 - 0.20       (3.15) - (3.08)
     (Commenced 4/28/2008)                2010       0.51         0.10 - 0.20         15.14 - 15.26
                                          2009       0.34         0.10 - 0.20         32.59 - 32.79
                                          2008       1.19         0.10 - 0.20     (28.51) - (28.46)

  Janus Aspen Worldwide                   2012       0.82         0.20 - 0.25         19.56 - 19.62
     Investment Option                    2011       0.43         0.20 - 0.25     (14.16) - (14.10)
                                          2010       0.49         0.20 - 0.25         15.26 - 15.35
                                          2009       1.08         0.20 - 0.25         37.05 - 37.10
                                          2008       0.95         0.20 - 0.25     (45.00) - (44.96)

  LMPVET ClearBridge Variable             2012       0.26         0.20 - 0.25         18.43 - 18.48
     Aggressive Growth Investment         2011       0.19         0.20 - 0.25           2.25 - 2.31
     Option                               2010       0.16         0.20 - 0.25         24.66 - 24.72
                                          2009         --         0.20 - 0.25         34.25 - 34.36
                                          2008         --         0.20 - 0.45     (40.69) - (40.53)

  LMPVET ClearBridge Variable             2012       1.91         0.20 - 0.25         15.66 - 15.72
     Appreciation Investment              2011       1.76         0.20 - 0.25           2.28 - 2.44
     Option                               2010       1.63         0.20 - 0.25         12.34 - 12.41
                                          2009       2.18                0.25                 21.83
                                          2008       0.71                0.25               (29.46)

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF DECEMBER 31
                                                   -------------------------------------------------
                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                       UNITS          HIGHEST ($)       ASSETS ($)
                                                   -------------   -----------------  --------------
  LMPVET ClearBridge Variable                2012        715,750         1.63 - 1.65       1,169,541
     Equity Income Builder                   2011        737,454         1.43 - 1.45       1,057,679
     Investment Option                       2010        730,587         1.33 - 1.35         973,126
                                             2009        725,743         1.19 - 1.20         862,841
                                             2008        959,821         0.97 - 0.98         930,253

  LMPVET ClearBridge Variable                2012      1,285,368         1.73 - 1.74       2,235,101
     Fundamental All Cap Value               2011      1,429,576         1.51 - 1.52       2,165,907
     Investment Option                       2010      2,043,961         1.61 - 1.62       3,308,244
                                             2009      2,301,724                1.39       3,201,777
                                             2008      1,942,530         1.06 - 1.08       2,093,056

  LMPVET ClearBridge Variable                2012        559,193         1.09 - 1.32         607,532
     Large Cap Growth Investment             2011        628,464         0.90 - 1.10         570,977
     Option                                  2010        640,814         0.91 - 1.11         588,978
                                             2009        976,867         0.83 - 1.04         817,081
                                             2008      1,861,758         0.59 - 0.71       1,091,003

  LMPVET ClearBridge Variable                2012      1,581,231         1.65 - 1.81       2,656,485
     Large Cap Value Investment              2011      1,400,989         1.42 - 1.56       2,075,430
     Option                                  2010      3,106,336         1.35 - 1.49       4,337,297
                                             2009      2,708,403         1.24 - 1.37       3,468,159
                                             2008      2,722,073         0.88 - 1.10       2,842,019

  LMPVET Investment Counsel                  2012        291,002         1.19 - 1.24         345,595
     Variable Social Awareness               2011        354,583         1.07 - 1.12         381,284
     Investment Option                       2010        475,419         1.08 - 1.12         512,291
                                             2009        504,837         0.96 - 1.00         486,020
                                             2008      1,012,274         0.79 - 0.82         794,801

  LMPVIT Western Asset                       2012      5,164,652                1.67       8,600,466
     Variable Global High Yield              2011      4,495,617         1.41 - 1.42       6,342,714
     Bond Investment Option                  2010      4,275,102         1.39 - 1.40       5,944,890
                                             2009      4,324,597         1.21 - 1.22       5,246,026
                                             2008      5,194,758                0.78       4,061,183

  LMPVIT Western Asset                       2012        565,286         2.06 - 2.13       1,163,124
     Variable Strategic Bond                 2011        667,871         1.91 - 1.98       1,286,656
     Investment Option                       2010        692,816         1.79 - 1.86       1,249,766
                                             2009        889,180         1.61 - 1.67       1,435,990
                                             2008        773,685         1.32 - 1.37       1,027,956

  MFS VIT New Discovery                      2012      1,348,689         1.40 - 1.42       1,900,245
     Investment Option                       2011         16,368                1.16          18,912
     (Commenced 11/10/2008                   2010         16,381                1.29          21,135
     and began transactions in 2010)

  MIST BlackRock High Yield                  2012     10,026,392         2.61 - 2.86      27,197,499
     Investment Option                       2011     10,075,267         2.24 - 2.45      23,458,258
                                             2010     11,234,671         2.19 - 2.39      25,706,919
                                             2009      9,532,003         1.85 - 2.06      18,734,894
                                             2008      6,458,444         1.28 - 1.40       8,911,064

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                   -----------------------------------------------------
                                                   INVESTMENT(1)   EXPENSE RATIO(2)      TOTAL RETURN(3)
                                                      INCOME           LOWEST TO            LOWEST TO
                                                     RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                                   -------------   ----------------    -----------------
  LMPVET ClearBridge Variable                2012       2.97          0.20 - 0.25          13.92 - 13.98
     Equity Income Builder                   2011       3.40          0.20 - 0.25            7.58 - 7.74
     Investment Option                       2010       4.09          0.20 - 0.25          11.99 - 12.04
                                             2009       3.28          0.20 - 0.25          22.60 - 22.68
                                             2008       1.02          0.20 - 0.25      (35.21) - (35.14)

  LMPVET ClearBridge Variable                2012       1.69          0.20 - 0.25          14.69 - 14.75
     Fundamental All Cap Value               2011       1.19          0.20 - 0.25        (6.45) - (6.36)
     Investment Option                       2010       1.68          0.20 - 0.25                  16.31
                                             2009       1.71          0.20 - 0.25          29.05 - 29.13
                                             2008       1.47          0.20 - 0.45      (36.85) - (36.70)

  LMPVET ClearBridge Variable                2012       0.67          0.20 - 0.25          20.05 - 20.11
     Large Cap Growth Investment             2011       0.44          0.20 - 0.25        (0.90) - (0.77)
     Option                                  2010       0.11          0.20 - 0.25            9.57 - 9.62
                                             2009       0.33          0.20 - 0.45          41.65 - 42.02
                                             2008       0.08          0.20 - 0.45      (37.58) - (37.39)

  LMPVET ClearBridge Variable                2012       2.76          0.20 - 0.25          16.21 - 16.27
     Large Cap Value Investment              2011       1.47          0.20 - 0.25            4.69 - 4.73
     Option                                  2010       3.11          0.20 - 0.25            9.21 - 9.23
                                             2009       1.99          0.20 - 0.25          24.20 - 24.30
                                             2008       1.06          0.15 - 0.45      (35.93) - (35.70)

  LMPVET Investment Counsel                  2012       1.30          0.20 - 0.25          10.44 - 10.49
     Variable Social Awareness               2011       0.86          0.20 - 0.25        (0.27) - (0.19)
     Investment Option                       2010       1.27          0.20 - 0.25          11.85 - 11.95
                                             2009       1.45          0.20 - 0.25          22.55 - 22.59
                                             2008       1.35          0.20 - 0.25      (25.41) - (25.38)

  LMPVIT Western Asset                       2012       7.70          0.20 - 0.25          18.03 - 18.09
     Variable Global High Yield              2011       7.47          0.20 - 0.25            1.44 - 1.51
     Bond Investment Option                  2010       8.95          0.20 - 0.25          14.67 - 14.72
                                             2009      11.40          0.20 - 0.25          55.12 - 55.30
                                             2008       5.87          0.20 - 0.25      (31.01) - (30.98)

  LMPVIT Western Asset                       2012       2.61          0.20 - 0.25            7.50 - 7.55
     Variable Strategic Bond                 2011       3.73          0.20 - 0.25            6.62 - 6.63
     Investment Option                       2010       2.53          0.20 - 0.25          11.52 - 11.64
                                             2009       5.36          0.20 - 0.25          21.52 - 21.56
                                             2008       2.88          0.20 - 0.45      (17.37) - (17.17)

  MFS VIT New Discovery                      2012         --          0.10 - 0.20          20.98 - 21.10
     Investment Option                       2011         --                 0.20                (10.47)
     (Commenced 11/10/2008                   2010         --                 0.20                  36.08
     and began transactions in 2010)

  MIST BlackRock High Yield                  2012       6.72        (0.01) - 0.14          16.63 - 16.81
     Investment Option                       2011       6.42        (0.01) - 0.14            2.34 - 2.50
                                             2010       6.60        (0.01) - 0.14          15.94 - 16.13
                                             2009       5.71          0.01 - 0.34          46.73 - 47.27
                                             2008       7.51          0.01 - 0.34      (24.45) - (24.20)

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF DECEMBER 31
                                                   -------------------------------------------------
                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                       UNITS          HIGHEST ($)       ASSETS ($)
                                                   -------------   -----------------   -------------
  MIST BlackRock Large Cap                   2012        642,519         0.87 - 1.11         560,176
     Core Investment Option                  2011     11,344,397         0.77 - 0.98      10,969,668
                                             2010      9,846,995         0.77 - 0.98       9,555,864
                                             2009     11,114,377         0.69 - 0.87       9,548,809
                                             2008      8,592,239         0.58 - 0.73       6,162,095

  MIST Clarion Global Real                   2012      6,856,223         2.51 - 3.41      20,314,628
     Estate Investment Option                2011      6,277,105         1.99 - 2.70      14,608,680
                                             2010      5,943,976         2.11 - 2.86      14,763,665
                                             2009      5,730,394         1.82 - 2.47      12,410,388
                                             2008      7,852,558         1.37 - 1.83      12,677,317

  MIST Harris Oakmark                        2012      5,846,415         1.44 - 1.81       9,271,503
     International Investment                2011      4,246,223         1.12 - 1.40       5,508,033
     Option                                  2010      6,021,081         1.30 - 1.62       8,667,146
                                             2009      5,974,481         1.12 - 1.40       7,417,949
                                             2008     14,631,922         0.72 - 0.90      11,623,836

  MIST Invesco Small Cap                     2012      1,032,114         1.79 - 1.81       1,861,749
     Growth Investment Option                2011        394,435                1.52         600,099
                                             2010        118,587         1.53 - 1.54         182,234
                                             2009        122,868                1.22         149,614
                                             2008        167,590                0.91         152,397

  MIST Janus Forty Investment                2012     14,102,468         0.85 - 1.54      18,592,301
     Option                                  2011     19,035,386         0.69 - 1.25      19,845,813
                                             2010     20,074,904         0.75 - 1.35      22,164,389
                                             2009     18,380,985         0.68 - 1.24      19,077,489
                                             2008     32,714,712         0.48 - 0.87      24,193,209

  MIST Loomis Sayles Global                  2012      2,333,575         1.90 - 1.91       4,436,550
     Markets Investment Option               2011      2,355,278                1.63       3,829,065
                                             2010      2,788,525         1.65 - 1.66       4,601,659
                                             2009      2,781,628         1.35 - 1.36       3,759,496
                                             2008      4,183,257                0.96       4,020,076

  MIST Lord Abbett Bond                      2012        325,482         2.28 - 2.61         742,654
     Debenture Investment Option             2011        298,007         2.02 - 2.31         617,615
                                             2010        382,147         1.93 - 2.21         753,286
                                             2009        409,494         1.71 - 1.96         712,837
                                             2008      1,287,676         1.25 - 1.43       1,622,532

  MIST Lord Abbett Mid Cap                   2012      2,268,754         1.15 - 1.16       2,621,267
     Value Investment Option                 2011      6,408,309                1.01       6,467,659
                                             2010      6,748,844                1.05       7,087,154
                                             2009      6,843,520                0.84       5,736,696
                                             2008      7,045,343         0.66 - 0.67       4,676,546

  MIST MetLife Aggressive                    2012        932,393         1.29 - 1.30       1,209,197
     Strategy Investment Option              2011      2,175,165         1.11 - 1.12       2,424,154
     (Commenced 5/2/2011)

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                   ------------------------------------------------------
                                                   INVESTMENT(1)    EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                      INCOME            LOWEST TO           LOWEST TO
                                                     RATIO (%)         HIGHEST (%)         HIGHEST (%)
                                                   -------------   -----------------   ------------------
  MIST BlackRock Large Cap                   2012       1.46          0.20 - 0.25           13.22 - 13.28
     Core Investment Option                  2011       0.97          0.20 - 0.25                    0.00
                                             2010       1.25          0.20 - 0.25           12.31 - 12.41
                                             2009       0.98          0.25 - 0.45           18.88 - 18.92
                                             2008       0.65          0.20 - 0.45       (37.57) - (37.39)

  MIST Clarion Global Real                   2012       2.23          0.10 - 0.35           25.85 - 26.17
     Estate Investment Option                2011       4.05          0.10 - 0.45         (5.59) - (5.37)
                                             2010       8.33          0.10 - 0.35           15.87 - 16.18
                                             2009       3.59          0.10 - 0.45           34.54 - 34.98
                                             2008       2.32          0.10 - 0.45       (41.82) - (41.63)

  MIST Harris Oakmark                        2012       1.83          0.10 - 0.25           29.15 - 29.34
     International Investment                2011       0.03          0.10 - 0.25       (14.18) - (14.07)
     Option                                  2010       2.06          0.15 - 0.25           16.38 - 16.46
                                             2009       6.28          0.10 - 0.25           55.12 - 55.39
                                             2008       2.00          0.10 - 0.45       (40.97) - (40.82)

  MIST Invesco Small Cap                     2012         --          0.15 - 0.25           18.21 - 18.33
     Growth Investment Option                2011         --          0.20 - 0.25         (1.11) - (1.04)
                                             2010         --          0.20 - 0.25           26.15 - 26.27
                                             2009         --          0.20 - 0.25           33.85 - 33.92
                                             2008         --          0.20 - 0.25       (38.77) - (38.72)

  MIST Janus Forty Investment                2012       0.44          0.15 - 0.35           22.40 - 22.65
     Option                                  2011       1.78          0.15 - 0.45         (7.61) - (7.46)
                                             2010       1.73          0.15 - 0.35             9.30 - 9.55
                                             2009         --          0.15 - 0.45           42.48 - 42.89
                                             2008       5.78          0.15 - 0.45       (42.09) - (41.91)

  MIST Loomis Sayles Global                  2012       2.54          0.20 - 0.25           16.94 - 17.00
     Markets Investment Option               2011       2.64          0.20 - 0.25         (1.52) - (1.45)
                                             2010       3.27          0.20 - 0.25           22.13 - 22.14
                                             2009       2.31          0.20 - 0.25           40.58 - 40.71
                                             2008       6.40          0.20 - 0.25       (39.25) - (39.20)

  MIST Lord Abbett Bond                      2012       6.72          0.20 - 0.25           12.91 - 12.97
     Debenture Investment Option             2011       5.92          0.20 - 0.25             4.57 - 4.61
                                             2010       6.37          0.20 - 0.25           12.86 - 12.99
                                             2009       8.84          0.20 - 0.25           36.78 - 36.83
                                             2008       5.00          0.20 - 0.45       (18.76) - (18.58)

  MIST Lord Abbett Mid Cap                   2012       0.35          0.15 - 0.25           14.41 - 14.52
     Value Investment Option                 2011       0.54          0.15 - 0.25         (4.01) - (3.89)
                                             2010       0.59          0.20 - 0.25           25.21 - 25.30
                                             2009       2.14          0.20 - 0.25           26.20 - 26.24
                                             2008       0.66          0.10 - 0.45       (39.09) - (38.79)

  MIST MetLife Aggressive                    2012       0.79          0.20 - 0.25           16.45 - 16.51
     Strategy Investment Option              2011         --          0.20 - 0.25       (13.70) - (13.67)
     (Commenced 5/2/2011)

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                                ----------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO          NET
                                                    UNITS         HIGHEST ($)     ASSETS ($)
                                                ------------   ---------------   -------------
  MIST MFS Emerging Markets               2012     2,636,439       1.83 - 2.50       4,900,459
     Equity Investment Option             2011     2,380,983       1.54 - 2.11       3,709,810
                                          2010     3,027,112       1.89 - 2.59       6,190,495
                                          2009     3,093,070       1.53 - 2.09       5,038,330
                                          2008     3,253,402       0.90 - 1.24       3,145,530

  MIST MFS Research                       2012     2,154,413       1.51 - 1.52       3,269,996
     International Investment             2011     2,249,226              1.30       2,930,632
     Option                               2010     2,697,454              1.46       3,944,359
                                          2009     2,643,562       1.31 - 1.32       3,476,840
                                          2008     2,879,109              1.00       2,883,933

  MIST MLA Mid Cap Investment             2012       597,039       1.70 - 2.13       1,014,842
     Option (Commenced 4/28/2008)         2011       781,118       1.61 - 2.02       1,296,333
                                          2010       983,124       1.70 - 2.14       1,722,771
                                          2009     1,142,320       1.39 - 1.74       1,611,922
                                          2008     1,992,839       1.01 - 1.27       2,068,782

  MIST Morgan Stanley Mid Cap             2012     1,999,426       1.86 - 1.88       3,749,773
     Growth Investment Option             2011        36,970              1.71          63,321
     (Commenced 4/28/2008
     and began transactions in 2011)

  MIST PIMCO Inflation                    2012    17,297,280       1.82 - 1.88      32,276,064
     Protected Bond Investment            2011    11,515,228       1.67 - 1.72      19,671,526
     Option                               2010     9,998,970       1.52 - 1.55      15,365,358
                                          2009    12,081,160       1.40 - 1.43      17,226,457
                                          2008    27,784,418       1.19 - 1.21      33,477,301

  MIST Pioneer Fund                       2012       333,210       1.11 - 1.12         371,470
     Investment Option                    2011       551,840       1.01 - 1.02         558,598
                                          2010       737,980       1.06 - 1.07         783,816
                                          2009       790,518       0.91 - 0.92         723,794
                                          2008         4,666              0.75           3,483

  MIST Pioneer Strategic                  2012       874,740       2.45 - 2.48       2,142,114
     Income Investment Option             2011       749,260       2.20 - 2.23       1,647,071
     (Commenced 5/1/2006                  2010       641,547       2.13 - 2.16       1,363,634
     and began transactions in 2008)      2009           711       1.90 - 1.93           1,366
                                          2008           503       1.43 - 1.45             731

  MIST T. Rowe Price Large                2012     2,037,242              1.35       2,759,439
     Cap Value Investment Option          2011     2,122,113       1.14 - 1.15       2,440,874
                                          2010     2,097,757              1.20       2,518,718
                                          2009     2,147,980       1.01 - 1.03       2,208,403
                                          2008     3,552,707       0.86 - 0.87       3,091,508

  MIST T. Rowe Price Mid Cap              2012     2,786,153              1.36       3,776,527
     Growth Investment Option             2011     2,810,315              1.19       3,350,266
     (Commenced 4/28/2008)                2010     3,260,105              1.21       3,949,437
                                          2009     1,699,076              0.95       1,610,379
                                          2008       763,466              0.65         497,131

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------------------------
                                                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                    INCOME          LOWEST TO          LOWEST TO
                                                   RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                --------------  ----------------  -----------------
  MIST MFS Emerging Markets               2012       0.97         0.20 - 0.25         18.80 - 18.86
     Equity Investment Option             2011       1.51         0.20 - 0.25     (18.61) - (18.58)
                                          2010       1.21         0.20 - 0.25         23.69 - 23.71
                                          2009       1.96         0.20 - 0.25         68.73 - 68.92
                                          2008       1.56         0.20 - 0.45     (55.60) - (55.47)

  MIST MFS Research                       2012       1.87         0.20 - 0.25         16.41 - 16.47
     International Investment             2011       1.87         0.20 - 0.25     (10.93) - (10.88)
     Option                               2010       1.65         0.20 - 0.25         11.07 - 11.18
                                          2009       3.40         0.20 - 0.25         31.24 - 31.26
                                          2008       1.99         0.20 - 0.25     (42.51) - (42.48)

  MIST MLA Mid Cap Investment             2012       0.69         0.20 - 0.25           5.33 - 5.38
     Option (Commenced 4/28/2008)         2011       1.01         0.20 - 0.25       (5.38) - (5.34)
                                          2010       1.06         0.20 - 0.25         22.96 - 23.03
                                          2009       1.43         0.20 - 0.25         36.85 - 36.86
                                          2008         --         0.20 - 0.45     (36.18) - (36.16)

  MIST Morgan Stanley Mid Cap             2012         --         0.15 - 0.25           9.28 - 9.39
     Growth Investment Option             2011       0.01                0.20                (6.85)
     (Commenced 4/28/2008
     and began transactions in 2011)

  MIST PIMCO Inflation                    2012       3.21         0.10 - 0.45           8.83 - 9.22
     Protected Bond Investment            2011       1.87         0.10 - 0.45         10.96 - 11.38
     Option                               2010       2.44         0.10 - 0.35           7.67 - 7.89
                                          2009       5.99         0.10 - 0.45         17.85 - 18.23
                                          2008       4.10         0.10 - 0.45       (7.26) - (6.98)

  MIST Pioneer Fund                       2012       1.71         0.20 - 0.25         10.31 - 10.37
     Investment Option                    2011       1.47         0.20 - 0.25       (4.77) - (4.72)
                                          2010       1.41         0.20 - 0.25         15.94 - 15.97
                                          2009       0.02         0.20 - 0.25         23.59 - 23.68
                                          2008       1.29                0.25               (33.03)

  MIST Pioneer Strategic                  2012       4.89         0.20 - 0.25         11.34 - 11.40
     Income Investment Option             2011       4.71         0.20 - 0.25           3.38 - 3.39
     (Commenced 5/1/2006                  2010       6.72         0.20 - 0.25         11.92 - 11.95
     and began transactions in 2008)      2009       5.55         0.20 - 0.25         32.76 - 32.89
                                          2008         --         0.20 - 0.25               (10.97)

  MIST T. Rowe Price Large                2012       1.44         0.20 - 0.25         17.68 - 17.74
     Cap Value Investment Option          2011       0.63         0.15 - 0.25       (4.26) - (4.25)
                                          2010       1.02         0.20 - 0.25         16.80 - 16.83
                                          2009       2.19         0.20 - 0.45         17.76 - 18.16
                                          2008       1.59         0.15 - 0.45     (36.59) - (36.46)

  MIST T. Rowe Price Mid Cap              2012         --                0.20                 13.70
     Growth Investment Option             2011         --                0.20                (1.57)
     (Commenced 4/28/2008)                2010         --                0.20                 27.74
                                          2009         --                0.20                 45.62
                                          2008         --                0.20               (37.36)

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF DECEMBER 31
                                                   ------------------------------------------------
                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                       UNITS          HIGHEST ($)       ASSETS ($)
                                                   -------------   ----------------   -------------
  MIST Third Avenue Small Cap                2012      2,043,921        2.21 - 2.35       4,721,800
     Value Investment Option                 2011      4,333,007        1.98 - 1.99       8,617,621
                                             2010      4,411,948        2.18 - 2.20       9,656,765
                                             2009      4,940,545               1.83       9,040,020
                                             2008      6,715,573        1.43 - 1.45       9,739,517

  MSF Baillie Gifford                        2012            269               1.45             390
     International Stock Investment          2011             --               1.21              --
     Option (Commenced 4/28/2008             2010         24,971               1.52          37,895
     and began transactions in 2010)

  MSF Barclays Capital                       2012         38,598               2.07          80,088
     Aggregate Bond Index                    2011         80,790               2.00         161,665
     Investment Option
     (Commenced 4/28/2008
     and began transactions in 2011)

  MSF BlackRock Aggressive                   2012      5,274,470        0.71 - 1.11       3,862,460
     Growth Investment Option                2011      6,478,884        0.65 - 1.00       4,781,205
                                             2010      7,093,972        0.67 - 1.04       5,641,801
                                             2009      6,778,241        0.58 - 0.90       4,638,079
                                             2008      8,374,562        0.39 - 0.61       3,709,680

  MSF BlackRock Bond Income                  2012        484,394        1.74 - 1.75         846,636
     Investment Option                       2011        982,555        1.62 - 1.63       1,596,124
                                             2010      3,386,772        1.52 - 1.53       5,166,626
                                             2009      3,014,799        1.41 - 1.42       4,256,871
                                             2008      3,751,486        1.27 - 1.30       4,851,880

  MSF BlackRock Diversified                  2012        449,193        1.33 - 1.45         627,630
     Investment Option                       2011        589,455        1.19 - 1.29         743,559
                                             2010        647,025        1.15 - 1.25         785,127
                                             2009        605,158        1.05 - 1.14         669,882
                                             2008        478,320        0.90 - 0.97         447,292

  MSF BlackRock Large Cap                    2012      3,150,383        1.42 - 1.43       4,494,332
     Value Investment Option                 2011      3,121,209               1.25       3,912,828
     (Commenced 4/28/2008)                   2010      3,001,173               1.23       3,692,296
                                             2009      2,514,588               1.13       2,844,443
                                             2008      5,052,364               1.02       5,153,946

  MSF BlackRock Legacy Large                 2012      1,332,908        0.74 - 0.95         982,376
     Cap Growth Investment Option            2011      2,154,795        0.65 - 0.84       1,515,367
     (Commenced 5/4/2009)                    2010      3,590,400        0.71 - 0.92       2,884,840
                                             2009      3,503,546        0.59 - 0.77       2,381,316

  MSF BlackRock Money Market                 2012     91,526,567        1.18 - 1.31     117,926,475
     Investment Option                       2011    131,830,606        1.18 - 1.31     169,834,217
                                             2010    115,841,769        1.19 - 1.32     149,581,427
                                             2009    119,127,805        1.19 - 1.32     154,467,545
                                             2008    122,609,331        1.21 - 1.32     158,663,216

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                   ------------------------------------------------------
                                                    INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                       INCOME           LOWEST TO           LOWEST TO
                                                      RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                   --------------   ----------------   ------------------
  MIST Third Avenue Small Cap                2012          --          0.15 - 0.25          17.69 - 17.81
     Value Investment Option                 2011        1.15          0.20 - 0.25        (9.20) - (9.16)
                                             2010        1.19          0.20 - 0.25          19.61 - 19.68
                                             2009        1.17          0.20 - 0.25          26.10 - 26.13
                                             2008        0.87          0.20 - 0.45      (30.13) - (29.93)

  MSF Baillie Gifford                        2012          --                 0.20                  19.28
     International Stock Investment          2011          --                 0.20                (20.03)
     Option (Commenced 4/28/2008             2010          --                 0.20                   7.05
     and began transactions in 2010)

  MSF Barclays Capital                       2012        4.71                 0.20                   3.69
     Aggregate Bond Index                    2011          --                 0.20                   7.29
     Investment Option
     (Commenced 4/28/2008
     and began transactions in 2011)

  MSF BlackRock Aggressive                   2012          --          0.20 - 0.25          10.60 - 10.66
     Growth Investment Option                2011        0.20          0.20 - 0.25        (3.44) - (3.38)
                                             2010          --          0.20 - 0.25          14.87 - 14.97
                                             2009        0.06          0.20 - 0.25          48.93 - 48.97
                                             2008          --          0.20 - 0.45      (46.00) - (45.83)

  MSF BlackRock Bond Income                  2012        2.49          0.20 - 0.25            7.28 - 7.33
     Investment Option                       2011        2.61          0.20 - 0.25            6.30 - 6.34
                                             2010        3.60          0.20 - 0.25            8.09 - 8.12
                                             2009        6.75          0.20 - 0.25            9.22 - 9.26
                                             2008        6.22          0.20 - 0.45        (3.85) - (3.64)

  MSF BlackRock Diversified                  2012        2.42          0.20 - 0.25          12.09 - 12.15
     Investment Option                       2011        2.37          0.20 - 0.25            3.53 - 3.58
                                             2010        1.85          0.20 - 0.25            9.39 - 9.46
                                             2009        4.64          0.20 - 0.25          16.94 - 16.98
                                             2008        3.01          0.20 - 0.45      (25.14) - (24.92)

  MSF BlackRock Large Cap                    2012        1.38          0.15 - 0.20          13.74 - 13.80
     Value Investment Option                 2011        0.95          0.15 - 0.20            1.88 - 1.95
     (Commenced 4/28/2008)                   2010        0.83          0.15 - 0.20            8.70 - 8.75
                                             2009        1.21                 0.15                  10.88
                                             2008          --                 0.15                (31.19)

  MSF BlackRock Legacy Large                 2012        0.33          0.20 - 0.25          14.09 - 14.14
     Cap Growth Investment Option            2011        0.18          0.20 - 0.25        (9.14) - (9.13)
     (Commenced 5/4/2009)                    2010        0.22          0.20 - 0.25          19.48 - 19.70
                                             2009          --          0.20 - 0.25          30.51 - 30.55

  MSF BlackRock Money Market                 2012          --          0.10 - 0.35        (0.35) - (0.10)
     Investment Option                       2011          --          0.10 - 0.35        (0.34) - (0.08)
                                             2010        0.01          0.10 - 0.35        (0.34) - (0.08)
                                             2009        0.44          0.15 - 0.45          (0.08) - 0.25
                                             2008        2.84          0.15 - 0.45            2.46 - 2.72

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF DECEMBER 31
                                                   -------------------------------------------------
                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                       UNITS          HIGHEST ($)       ASSETS ($)
                                                   -------------   -----------------  --------------
  MSF FI Value Leaders                       2012      2,160,191         1.32 - 1.42       2,949,981
     Investment Option                       2011      4,130,021         1.14 - 1.23       4,826,407
                                             2010      5,091,658         1.22 - 1.32       6,375,101
                                             2009      5,406,736         1.07 - 1.16       5,908,285
                                             2008      6,493,412         0.88 - 0.95       5,831,011

  MSF Jennison Growth                        2012     13,359,394         1.61 - 1.64      21,671,295
     Investment Option                       2011      4,769,748         1.40 - 1.42       6,718,085
     (Commenced 4/28/2008                    2010      1,031,991                1.40       1,442,007
     and began transactions in 2010)

  MSF MetLife Conservative                   2012        650,811                1.47         955,436
     Allocation Investment Option            2011      1,594,265                1.35       2,153,181
                                             2010      1,462,237                1.31       1,916,597
                                             2009        897,775         1.19 - 1.20       1,071,088
                                             2008      2,225,945         0.99 - 1.00       2,210,459

  MSF MetLife Conservative to                2012      1,244,720         1.44 - 1.46       1,799,094
     Moderate Allocation                     2011      1,433,429         1.30 - 1.31       1,864,271
     Investment Option                       2010        598,406                1.29         772,226
                                             2009        510,449                1.16         591,856
                                             2008      2,580,385                0.94       2,430,117

  MSF MetLife Mid Cap Stock                  2012      1,815,618         2.33 - 2.34       4,250,826
     Index Investment Option                 2011      1,428,201         1.98 - 2.00       2,850,410
     (Commenced 4/28/2008)                   2010      1,267,607         2.03 - 2.04       2,582,576
                                             2009      1,065,555         1.61 - 1.62       1,721,970
                                             2008        135,743                1.18         160,369

  MSF MetLife Moderate                       2012      3,141,052                1.41       4,418,261
     Allocation Investment Option            2011      4,590,278         1.24 - 1.25       5,718,661
                                             2010      5,366,631                1.27       6,796,849
                                             2009      2,899,665                1.12       3,250,002
                                             2008      1,212,413                0.89       1,077,372

  MSF MetLife Moderate to                    2012      1,515,344                1.34       2,027,726
     Aggressive Allocation                   2011      1,947,123         1.16 - 1.17       2,265,029
     Investment Option                       2010      1,826,496                1.21       2,213,036
                                             2009      1,798,633                1.06       1,903,593
                                             2008        922,423                0.82         758,228

  MSF MetLife Stock Index                    2012      9,312,204         1.83 - 1.86      17,091,247
     Investment Option                       2011     16,045,724         1.58 - 1.61      25,515,906
                                             2010     21,757,388         1.56 - 1.58      34,028,871
                                             2009     21,950,152         1.36 - 1.37      29,939,412
                                             2008     25,571,690         1.07 - 1.09      27,728,723

  MSF MFS Total Return                       2012     12,141,753         1.65 - 1.98      23,474,854
     Investment Option                       2011     13,227,382         1.49 - 1.78      23,034,074
                                             2010     15,551,878         1.46 - 1.75      26,638,450
                                             2009     14,788,424         1.57 - 1.59      23,354,946
                                             2008     19,827,755         1.12 - 1.35      26,543,341

                                                             FOR THE YEAR ENDED DECEMBER 31
                                                   -----------------------------------------------------
                                                   INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                      INCOME           LOWEST TO           LOWEST TO
                                                     RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                   -------------   ----------------    -----------------
  MSF FI Value Leaders                       2012       1.14          0.20 - 0.25          15.36 - 15.41
     Investment Option                       2011       1.07          0.20 - 0.25        (6.45) - (6.44)
                                             2010       1.54          0.20 - 0.25          14.10 - 14.29
                                             2009       2.73          0.20 - 0.45          21.20 - 21.43
                                             2008       1.90          0.20 - 0.45      (39.31) - (39.13)

  MSF Jennison Growth                        2012       0.21          0.10 - 0.25          15.49 - 15.67
     Investment Option                       2011       0.16          0.10 - 0.20            0.36 - 0.43
     (Commenced 4/28/2008                    2010       0.64                 0.20                  11.40
     and began transactions in 2010)

  MSF MetLife Conservative                   2012       4.18          0.20 - 0.25            8.91 - 8.96
     Allocation Investment Option            2011       2.42          0.20 - 0.25            2.98 - 3.05
                                             2010       3.65          0.20 - 0.25            9.73 - 9.88
                                             2009       2.98          0.15 - 0.25          20.24 - 20.30
                                             2008       1.17          0.15 - 0.25      (14.64) - (14.52)

  MSF MetLife Conservative to                2012       3.07          0.15 - 0.25          11.18 - 11.29
     Moderate Allocation                     2011       2.05          0.15 - 0.25            0.78 - 0.93
     Investment Option                       2010       3.31          0.20 - 0.25          11.22 - 11.37
                                             2009       2.90          0.15 - 0.25          23.38 - 23.44
                                             2008       1.10          0.15 - 0.25      (21.82) - (21.68)

  MSF MetLife Mid Cap Stock                  2012       1.02          0.15 - 0.20          17.36 - 17.42
     Index Investment Option                 2011       1.00          0.15 - 0.20        (2.07) - (2.06)
     (Commenced 4/28/2008)                   2010       1.02          0.15 - 0.20          26.06 - 26.11
                                             2009       1.35          0.15 - 0.20          36.73 - 36.83
                                             2008         --          0.15 - 0.20      (35.51) - (35.49)

  MSF MetLife Moderate                       2012       2.57          0.20 - 0.25          12.96 - 13.01
     Allocation Investment Option            2011       1.40          0.20 - 0.25        (1.66) - (1.58)
                                             2010       1.98          0.20 - 0.25          12.91 - 12.95
                                             2009       2.90          0.20 - 0.25          26.13 - 26.32
                                             2008       0.90          0.15 - 0.25      (28.82) - (28.72)

  MSF MetLife Moderate to                    2012       2.37          0.20 - 0.25          15.10 - 15.15
     Aggressive Allocation                   2011       1.46          0.20 - 0.25        (3.97) - (3.95)
     Investment Option                       2010       2.31          0.20 - 0.25          14.37 - 14.53
                                             2009       2.26          0.20 - 0.25          28.80 - 28.87
                                             2008       0.82          0.20 - 0.25      (35.30) - (35.25)

  MSF MetLife Stock Index                    2012       1.92          0.08 - 0.23          15.49 - 15.67
     Investment Option                       2011       1.72          0.08 - 0.23            1.60 - 1.78
                                             2010       1.77          0.08 - 0.23          14.56 - 14.69
                                             2009       1.91          0.13 - 0.23          25.93 - 26.04
                                             2008       2.00          0.13 - 0.43      (37.37) - (37.17)

  MSF MFS Total Return                       2012       2.66          0.10 - 0.25          11.08 - 11.25
     Investment Option                       2011       2.51          0.10 - 0.25            1.95 - 2.13
                                             2010       2.88          0.10 - 0.25            9.60 - 9.73
                                             2009       4.32          0.20 - 0.25          18.09 - 18.15
                                             2008       3.07          0.15 - 0.45      (22.65) - (22.43)

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                    AS OF DECEMBER 31
                                                    -------------------------------------------------
                                                                        UNIT VALUE
                                                                         LOWEST TO            NET
                                                        UNITS           HIGHEST ($)       ASSETS ($)
                                                    -------------   -----------------   -------------
   MSF MFS Value Investment                   2012     11,584,640         1.74 - 2.13      21,238,352
      Option (Commenced 4/28/2008)            2011      9,095,881         1.50 - 1.83      13,910,109
                                              2010      7,593,296         1.49 - 1.82      11,313,054
                                              2009      6,342,711         1.34 - 1.63       8,475,454
                                              2008         21,597                1.36          29,270

   MSF MSCI EAFE Index                        2012         37,870         1.59 - 1.61          60,260
      Investment Option                       2011             --                1.35              --
      (Commenced 4/28/2008                    2010         25,177                1.54          38,789
      and began transactions in 2010)

   MSF Oppenheimer Global                     2012        460,661                1.58         728,873
      Equity Investment Option                2011        351,143         1.30 - 1.31         459,426
                                              2010        329,921                1.43         472,200
                                              2009        244,968         1.22 - 1.24         303,047
                                              2008        540,918                0.89         479,618

   MSF Russell 2000 Index                     2012     10,582,799         1.65 - 2.22      20,398,791
      Investment Option                       2011     10,206,460         1.42 - 1.91      16,991,130
                                              2010     11,745,494         1.48 - 2.00      20,357,543
                                              2009      9,761,406         1.17 - 1.58      13,272,784
                                              2008     11,704,787         0.93 - 1.25      12,549,521

   MSF T. Rowe Price Large Cap                2012      1,184,023         1.21 - 1.22       1,443,284
      Growth Investment Option                2011        994,685         1.02 - 1.03       1,023,466
                                              2010      1,580,977         1.04 - 1.05       1,652,231
                                              2009      1,590,178         0.89 - 0.90       1,426,484
                                              2008      2,410,322                0.63       1,514,719

   MSF Western Asset                          2012      1,308,616         1.90 - 1.91       2,488,830
      Management U.S. Government              2011      1,720,774         1.84 - 1.85       3,168,321
      Investment Option                       2010      2,916,768                1.75       5,097,375
                                              2009      4,652,479         1.65 - 1.66       7,684,722
                                              2008     10,816,523         1.41 - 1.59      17,125,896

   Oppenheimer VA Main Street                 2012            791                2.23           1,763
      Small- & Mid-Cap Investment
      Option (Commenced 4/28/2008
      and began transactions in 2012)

   PIMCO VIT All Asset Investment             2012        283,081                1.97         557,372
      Option (Commenced 5/2/2011
      and began transactions in 2012)

   PIMCO VIT Long-Term U.S.                   2012            113                3.04             343
      Government Investment Option
      (Commenced 5/4/2009
      and began transactions in 2012)

   PIMCO VIT Low Duration                     2012     21,401,764         1.42 - 1.44      30,631,949
      Investment Option                       2011     30,417,379         1.35 - 1.36      41,103,847
                                              2010     13,996,846                1.34      18,779,369
                                              2009     13,107,557         1.27 - 1.28      16,739,924
                                              2008     19,396,515         1.12 - 1.13      21,896,847

                                                                FOR THE YEAR ENDED DECEMBER 31
                                                    -------------------------------------------------------
                                                     INVESTMENT(1)    EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                        INCOME            LOWEST TO           LOWEST TO
                                                       RATIO (%)         HIGHEST (%)         HIGHEST (%)
                                                    --------------   -----------------   ------------------
   MSF MFS Value Investment                   2012        1.82          0.15 - 0.25           16.36 - 16.47
      Option (Commenced 4/28/2008)            2011        1.59          0.15 - 0.25             0.61 - 0.70
                                              2010        1.43          0.15 - 0.25           11.15 - 11.31
                                              2009          --          0.15 - 0.25           20.52 - 20.60
                                              2008          --                 0.25                 (29.57)

   MSF MSCI EAFE Index                        2012        0.81          0.10 - 0.20           18.09 - 18.21
      Investment Option                       2011          --                 0.20                 (12.72)
      (Commenced 4/28/2008                    2010          --                 0.20                    7.99
      and began transactions in 2010)

   MSF Oppenheimer Global                     2012        1.36          0.20 - 0.25           20.87 - 20.93
      Equity Investment Option                2011        1.71          0.20 - 0.25         (8.69) - (8.60)
                                              2010        1.25          0.20 - 0.25           15.64 - 15.68
                                              2009        2.20          0.20 - 0.25           39.27 - 39.46
                                              2008        2.51          0.20 - 0.25       (40.68) - (40.67)

   MSF Russell 2000 Index                     2012        1.16          0.10 - 0.35           15.94 - 16.23
      Investment Option                       2011        1.07          0.10 - 0.45         (4.43) - (4.21)
                                              2010        1.04          0.10 - 0.35           26.50 - 26.84
                                              2009        2.15          0.15 - 0.45           25.43 - 25.83
                                              2008        1.13          0.15 - 0.45       (33.75) - (33.55)

   MSF T. Rowe Price Large Cap                2012          --          0.20 - 0.25           18.38 - 18.44
      Growth Investment Option                2011          --          0.20 - 0.25         (1.54) - (1.53)
                                              2010        0.07          0.20 - 0.25           16.46 - 16.50
                                              2009        0.33          0.20 - 0.25           42.65 - 42.83
                                              2008        0.30          0.20 - 0.25       (42.17) - (42.14)

   MSF Western Asset                          2012        2.26          0.05 - 0.10             3.27 - 3.32
      Management U.S. Government              2011        1.42          0.05 - 0.10             5.43 - 5.44
      Investment Option                       2010        3.41          0.05 - 0.10             5.67 - 5.75
                                              2009        3.86          0.05 - 0.10             4.28 - 4.30
                                              2008        4.46          0.05 - 0.30         (0.64) - (0.35)

   Oppenheimer VA Main Street                 2012          --                 0.20                   17.75
      Small- & Mid-Cap Investment
      Option (Commenced 4/28/2008
      and began transactions in 2012)

   PIMCO VIT All Asset Investment             2012        4.97                 0.25                   14.66
      Option (Commenced 5/2/2011
      and began transactions in 2012)

   PIMCO VIT Long-Term U.S.                   2012        0.83                 0.20                    4.22
      Government Investment Option
      (Commenced 5/4/2009
      and began transactions in 2012)

   PIMCO VIT Low Duration                     2012        1.90          0.15 - 0.25             5.59 - 5.69
      Investment Option                       2011        1.67          0.15 - 0.25             0.82 - 0.97
                                              2010        1.62          0.20 - 0.25             5.02 - 5.09
                                              2009        3.64          0.20 - 0.25           13.04 - 13.11
                                              2008        4.10          0.15 - 0.45         (0.89) - (0.61)

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF DECEMBER 31
                                                   -------------------------------------------------
                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                       UNITS          HIGHEST ($)       ASSETS ($)
                                                   -------------   -----------------  --------------
  PIMCO VIT Total Return                     2012     75,858,226         2.06 - 2.12     160,642,753
     Investment Option                       2011     79,157,129         1.88 - 1.94     153,229,315
                                             2010     99,258,002         1.83 - 1.88     185,834,822
                                             2009    100,124,315         1.69 - 1.74     173,692,771
                                             2008     93,071,668         1.50 - 1.53     141,841,327

  Pioneer VCT Emerging                       2012      1,661,923         3.66 - 3.68       6,114,968
     Markets Investment Option               2011      1,638,756         3.29 - 3.30       5,407,530
     (Commenced 4/28/2008)                   2010      1,540,411         4.31 - 4.33       6,664,200
                                             2009      1,342,316         3.74 - 3.75       5,031,343
                                             2008      2,185,039         2.15 - 2.16       4,713,572

  Pioneer VCT Mid Cap Value                  2012        621,598         1.75 - 1.78       1,101,093
     Investment Option                       2011        925,975         1.59 - 1.61       1,486,372
                                             2010      1,366,320         1.69 - 1.72       2,336,839
                                             2009      1,357,659         1.43 - 1.46       1,972,305
                                             2008      1,775,315         1.15 - 1.17       2,064,065

  Putnam VT Multi-Cap Growth                 2012        118,433         1.04 - 1.05         124,450
     Investment Option                       2011        165,569                0.90         149,235
     (Commenced 2/17/2009)                   2010        177,018                0.95         168,449
                                             2009        196,248         0.79 - 0.80         156,523

  Royce Micro-Cap Investment                 2012      1,945,718         1.67 - 1.68       3,258,861
     Option                                  2011      2,643,944         1.55 - 1.56       4,123,530
                                             2010      2,469,394         1.77 - 1.78       4,390,270
                                             2009      1,906,024                1.37       2,612,674
                                             2008      1,050,038                0.87         912,539

  Royce Small-Cap Investment                 2012      6,590,192         1.62 - 1.63      10,744,967
     Option                                  2011      6,838,809         1.44 - 1.45       9,928,402
                                             2010      7,811,677         1.50 - 1.51      11,744,727
                                             2009      8,011,958         1.24 - 1.25      10,011,781
                                             2008      8,351,658         0.92 - 0.93       7,731,864

  UIF Emerging Markets Debt                  2012         20,606                3.32          68,459
     Investment Option                       2011             --                2.82              --
     (Commenced 11/7/2008                    2010          2,557                2.64           6,756
     and began transactions in 2010)

  UIF Emerging Markets Equity                2012      3,680,228                2.04       7,517,409
     Investment Option                       2011      2,966,013                1.71       5,063,487
     (Commenced 11/10/2008                   2010      5,701,882                2.09      11,932,117
     and began transactions in 2009)         2009      3,183,329                1.76       5,610,897

  Vanguard VIF Diversified                   2012        447,626         1.86 - 1.90         842,281
     Value Investment Option                 2011        465,467         1.61 - 1.63         754,457
                                             2010        512,623                1.57         802,355
                                             2009        500,448         1.43 - 1.45         718,941
                                             2008      5,394,944         1.13 - 1.14       6,155,719

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                   -----------------------------------------------------
                                                   INVESTMENT(1)   EXPENSE RATIO(2)      TOTAL RETURN(3)
                                                      INCOME           LOWEST TO            LOWEST TO
                                                     RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                                   -------------   ----------------    -----------------
  PIMCO VIT Total Return                     2012       2.57          0.10 - 0.45            9.10 - 9.48
     Investment Option                       2011       2.63          0.10 - 0.45            3.17 - 3.53
                                             2010       2.42          0.10 - 0.35            7.73 - 7.97
                                             2009       5.18          0.10 - 0.45          13.48 - 13.96
                                             2008       4.46          0.10 - 0.45            4.31 - 4.69

  Pioneer VCT Emerging                       2012       0.21          0.15 - 0.20          11.44 - 11.49
     Markets Investment Option               2011         --          0.15 - 0.20      (23.76) - (23.73)
     (Commenced 4/28/2008)                   2010       0.34          0.15 - 0.20          15.36 - 15.45
                                             2009       0.85          0.15 - 0.20          73.69 - 73.76
                                             2008         --          0.15 - 0.20      (55.17) - (55.16)

  Pioneer VCT Mid Cap Value                  2012       0.87          0.20 - 0.35          10.44 - 10.60
     Investment Option                       2011       0.73          0.20 - 0.45        (6.15) - (6.01)
                                             2010       0.90          0.20 - 0.35          17.42 - 17.63
                                             2009       1.28          0.20 - 0.45          24.69 - 25.04
                                             2008       0.85          0.15 - 0.45      (34.06) - (33.86)

  Putnam VT Multi-Cap Growth                 2012       0.24          0.20 - 0.25          16.47 - 16.53
     Investment Option                       2011       0.32          0.20 - 0.25        (5.28) - (5.25)
     (Commenced 2/17/2009)                   2010       0.34          0.20 - 0.25          19.27 - 19.30
                                             2009       0.38          0.20 - 0.25                  33.00

  Royce Micro-Cap Investment                 2012         --          0.15 - 0.25            7.33 - 7.44
     Option                                  2011       2.32          0.15 - 0.25      (12.35) - (12.23)
                                             2010       1.89          0.20 - 0.25          29.61 - 29.69
                                             2009         --          0.20 - 0.25          57.77 - 57.79
                                             2008       0.73          0.15 - 0.25      (43.44) - (43.33)

  Royce Small-Cap Investment                 2012       0.11          0.15 - 0.25          12.22 - 12.33
     Option                                  2011       0.32          0.15 - 0.25        (3.54) - (3.46)
                                             2010       0.12          0.15 - 0.25          20.26 - 20.40
                                             2009         --          0.15 - 0.25          34.78 - 34.99
                                             2008       1.27          0.15 - 0.45      (27.47) - (27.32)

  UIF Emerging Markets Debt                  2012         --                 0.20                  17.72
     Investment Option                       2011         --                 0.20                   6.81
     (Commenced 11/7/2008                    2010         --                 0.20                   9.54
     and began transactions in 2010)

  UIF Emerging Markets Equity                2012         --                 0.25                  19.65
     Investment Option                       2011       0.34                 0.25                (18.44)
     (Commenced 11/10/2008                   2010       0.53                 0.25                  18.72
     and began transactions in 2009)         2009         --                 0.25                  69.52

  Vanguard VIF Diversified                   2012       2.31          0.25 - 0.45          15.97 - 16.21
     Value Investment Option                 2011       2.03          0.25 - 0.45            3.41 - 3.61
                                             2010       2.38                 0.35                   8.91
                                             2009       8.62          0.25 - 0.45          26.37 - 26.62
                                             2008       3.78          0.25 - 0.45      (36.41) - (36.31)

            METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
              NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                               AS OF DECEMBER 31
                                                 -----------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO           NET
                                                     UNITS         HIGHEST ($)      ASSETS ($)
                                                 ------------   ----------------   -------------
  Vanguard VIF Equity Index                2012       836,973               1.61       1,347,357
     Investment Option                     2011       955,048               1.39       1,331,675
                                           2010     1,054,675               1.37       1,447,742
                                           2009     1,094,224        1.19 - 1.21       1,311,678
                                           2008     9,473,287        0.95 - 0.96       9,052,170

  Vanguard VIF Short-Term                  2012       135,789        1.38 - 1.40         189,590
     Investment-Grade Investment           2011       182,228        1.33 - 1.34         244,526
     Option                                2010       239,843               1.32         316,580
                                           2009       202,670        1.25 - 1.26         255,135
                                           2008       163,308               1.10         180,233

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                 ---------------------------------------------------
                                                 INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                    INCOME          LOWEST TO           LOWEST TO
                                                   RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                 -------------  ----------------   -----------------
  Vanguard VIF Equity Index                2012       1.95                0.35                 15.45
     Investment Option                     2011       1.65         0.25 - 0.45                  1.53
                                           2010       2.07                0.35                 14.51
                                           2009       5.45         0.25 - 0.45         25.90 - 26.15
                                           2008       0.47         0.25 - 0.45     (37.23) - (37.11)

  Vanguard VIF Short-Term                  2012       3.05         0.35 - 0.45           3.95 - 4.05
     Investment-Grade Investment           2011       3.62         0.35 - 0.45           1.60 - 1.67
     Option                                2010       3.27                0.35                  4.85
                                           2009       4.37                0.35         13.32 - 13.42
                                           2008       5.61                0.45                (3.83)

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, if any, within the underlying fund, portfolio, or series of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized policy expenses of each of the applicable Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund, portfolio, or series have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio, or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Option.

This page is intentionally left blank.

            CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE POLICY
         CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000 POLICY
               CORPORATE OWNED VARIABLE UNIVERSAL LIFE III POLICY
                            CORPORATE SELECT POLICY
          CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV POLICY


                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                                     (SAI)
                                     DATED

                                 APRIL 29, 2013
                                      FOR

             METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE
                                  (REGISTRANT)
                                   ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  (DEPOSITOR)


This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies and MetLife Insurance Company of Connecticut. You should read this SAI in conjunction with the prospectuses dated April 29, 2013 for the Corporate Owned Variable Universal Life Insurance Policies ("the Policies"). The defined terms used in this SAI are as defined in the prospectus.


Copies of the prospectuses may be obtained by writing to MetLife-Specialized Benefit Resources ("SBR"), 501 Route 22, Bridgewater, NJ 08807, or by calling 1-908-253-1400 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                                         MIC-Book-49-50-51-79-92

                              TABLE OF CONTENTS

                                                            PAGE
                                                           -----
GENERAL INFORMATION AND HISTORY...........................    3
 The Depositor............................................    3
 State Regulation.........................................    3
 The Registrant...........................................    3
 Registration Statement...................................    3
 The Custodian............................................    3
UNDERWRITING AND DISTRIBUTION AGREEMENTS..................    3
 Distribution and Principal Underwriting Agreement........    3
 Compensation.............................................    4
VALUATION OF ASSETS.......................................    4
 Investment Options.......................................    4
 The Contract Value.......................................    4
 Accumulation Unit Value..................................    5
CALCULATION OF MONEY MARKET YIELD.........................    5
ADDITIONAL INFORMATION ABOUT POLICY CHARGES...............    5
 Special Purchase Plans...................................    5
 Underwriting Procedures..................................    5
 Increases and Decreases in Stated Amount.................    6
ADDITIONAL FEDERAL TAX CONSIDERATIONS.....................    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............    6
FINANCIAL STATEMENTS......................................    7

                        GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. MetLife Insurance Company of Connecticut, (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910, and its telephone number is (860) 656-3000.


The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its affiliates and subsidiaries, is a leading provider of insurance and other financial services to a broad spectrum of individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE REGISTRANT. MetLife Insurance Company of Connecticut sponsors a separate account: The MetLife of CT Fund UL III for Variable Life Insurance (Fund UL
III). Fund UL III was established under the laws of Connecticut on January 15, 1999. Fund UL III is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "a separate account." Separate accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENT. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.


                    UNDERWRITING AND DISTRIBUTION AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see "Distribution & Compensation"). Additional information is provided below.

MetLife Investors Distribution Company ("MLIDC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years.

                         MLIDC UNDERWRITING COMMISSIONS




              UNDERWRITING COMMISSIONS PAID   AMOUNT OF UNDERWRITING
                     TO MLIDC BY THE          COMMISSIONS RETAINED BY
    YEAR                 COMPANY                       MLIDC
------------ ------------------------------- ------------------------
 2012........$2,160,106                      $0
 2011........$2,645,431                      $0
 2010........$2,036,855                      $0


The Policies are offered on a continuous basis. MLIDC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and MLIDC from the Funds.


                              VALUATION OF ASSETS

INVESTMENT OPTIONS. The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.


                       CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Investment Option for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 /7)) - 1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV x Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee x (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Investment Option for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Investment Option will be lower than the yield for the corresponding Fund. The yields on amounts held in the Investment Option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Investment Option is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the Investment Option may also be presented for periods other than a 7-day period.


                  ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender and risk class.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable and that an insurable interest continues to exist. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

When we increase the Stated Amount we issue an additional insurance segment. Each insurance segment has its own issue age, risk class and in certain instances, charges. After an increase in Stated Amount, different cost of insurance rates may apply to different segments of Stated Amount. If this happens we will attribute your Cash Value proportionately to each segment to compute our insurance risk and to calculate the cost of insurance charge. In addition, premiums received after an increase in Stated Amount has been effective will not be added together with premium received before the requested increase for purposes of determining the Sales Expense Charge.


                     ADDITIONAL FEDERAL TAX CONSIDERATIONS

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the Fund may fail the diversification requirements of
Section 817(h) of the Code, which could have adverse tax consequences for variable policy contract owners, including losing the benefit of tax deferral.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                              FINANCIAL STATEMENTS


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Policy and should not be considered as bearing on the investment performance of the Separate Account.

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                   Number
                                                                                                   ------
Report of Independent Registered Public Accounting Firm...........................................   F-2
Financial Statements at December 31, 2012 and 2011 and for the Years Ended December 31, 2012,
  2011, and 2010:
 Consolidated Balance Sheets......................................................................   F-3
 Consolidated Statements of Operations............................................................   F-4
 Consolidated Statements of Comprehensive Income..................................................   F-5
 Consolidated Statements of Stockholders' Equity..................................................   F-6
 Consolidated Statements of Cash Flows............................................................   F-7
Notes to the Consolidated Financial Statements....................................................   F-9
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies.........   F-9
 Note 2 -- Segment Information....................................................................  F-26
 Note 3 -- Dispositions...........................................................................  F-31
 Note 4 -- Insurance..............................................................................  F-32
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related
   Intangibles....................................................................................  F-38
 Note 6 -- Reinsurance............................................................................  F-42
 Note 7 -- Investments............................................................................  F-48
 Note 8 -- Derivatives............................................................................  F-70
 Note 9 -- Fair Value.............................................................................  F-82
 Note 10 -- Goodwill.............................................................................. F-107
 Note 11 -- Debt.................................................................................. F-109
 Note 12 -- Equity................................................................................ F-109
 Note 13 -- Other Expenses........................................................................ F-113
 Note 14 -- Income Tax............................................................................ F-114
 Note 15 -- Contingencies, Commitments and Guarantees............................................. F-117
 Note 16 -- Related Party Transactions............................................................ F-122
Financial Statement Schedules at December 31, 2012 and 2011 and for the Years Ended December 31,
  2012, 2011, and 2010:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related
   Parties........................................................................................ F-123
 Schedule II -- Condensed Financial Information (Parent Company Only)............................. F-124
 Schedule III -- Consolidated Supplementary Insurance Information................................. F-128
 Schedule IV -- Consolidated Reinsurance.......................................................... F-130

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2012. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 22, 2013

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2012 and 2011

                (In millions, except share and per share data)

                                                                                                                     2012
                                                                                                                  ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,005 and $44,215,
 respectively)................................................................................................... $   50,968
Equity securities available-for-sale, at estimated fair value (cost: $311 and $295, respectively)................        317
Fair value option securities, at estimated fair value............................................................          9
Mortgage loans (net of valuation allowances of $35 and $61, respectively; includes $2,666 and $3,138,
 respectively, at estimated fair value, relating to variable interest entities)..................................      9,157
Policy loans.....................................................................................................      1,216
Real estate and real estate joint ventures.......................................................................        708
Other limited partnership interests..............................................................................      1,848
Short-term investments, principally at estimated fair value......................................................      2,576
Other invested assets, principally at estimated fair value.......................................................      2,961
                                                                                                                  ----------
  Total investments..............................................................................................     69,760
Cash and cash equivalents, principally at estimated fair value...................................................        895
Accrued investment income (includes $13 and $14, respectively, relating to variable interest entities)...........        575
Premiums, reinsurance and other receivables......................................................................     22,143
Deferred policy acquisition costs and value of business acquired.................................................      3,793
Current income tax recoverable...................................................................................        135
Goodwill.........................................................................................................        559
Other assets.....................................................................................................        822
Separate account assets..........................................................................................     86,114
                                                                                                                  ----------
  Total assets................................................................................................... $  184,796
                                                                                                                  ==========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits........................................................................................... $   27,585
Policyholder account balances....................................................................................     36,976
Other policy-related balances....................................................................................      3,138
Payables for collateral under securities loaned and other transactions...........................................      8,399
Long-term debt (includes $2,559 and $3,065, respectively, at estimated fair value, relating to variable interest
 entities).......................................................................................................      3,350
Deferred income tax liability....................................................................................      1,938
Other liabilities (includes $13 and $14, respectively, relating to variable interest entities)...................      6,547
Separate account liabilities.....................................................................................     86,114
                                                                                                                  ----------
  Total liabilities..............................................................................................    174,047
                                                                                                                  ----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.......................................................................         86
Additional paid-in capital.......................................................................................      6,718
Retained earnings................................................................................................      1,545
Accumulated other comprehensive income (loss)....................................................................      2,400
                                                                                                                  ----------
  Total stockholders' equity.....................................................................................     10,749
                                                                                                                  ----------
  Total liabilities and stockholders' equity..................................................................... $  184,796
                                                                                                                  ==========

                                                                                                                     2011
                                                                                                                  ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,005 and $44,215,
 respectively)................................................................................................... $   47,781
Equity securities available-for-sale, at estimated fair value (cost: $311 and $295, respectively)................        252
Fair value option securities, at estimated fair value............................................................      3,665
Mortgage loans (net of valuation allowances of $35 and $61, respectively; includes $2,666 and $3,138,
 respectively, at estimated fair value, relating to variable interest entities)..................................      9,800
Policy loans.....................................................................................................      1,203
Real estate and real estate joint ventures.......................................................................        503
Other limited partnership interests..............................................................................      1,696
Short-term investments, principally at estimated fair value......................................................      2,578
Other invested assets, principally at estimated fair value.......................................................      3,354
                                                                                                                  ----------
  Total investments..............................................................................................     70,832
Cash and cash equivalents, principally at estimated fair value...................................................        745
Accrued investment income (includes $13 and $14, respectively, relating to variable interest entities)...........        568
Premiums, reinsurance and other receivables......................................................................     20,223
Deferred policy acquisition costs and value of business acquired.................................................      4,188
Current income tax recoverable...................................................................................        140
Goodwill.........................................................................................................        953
Other assets.....................................................................................................        856
Separate account assets..........................................................................................     72,559
                                                                                                                  ----------
  Total assets................................................................................................... $  171,064
                                                                                                                  ==========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits........................................................................................... $   25,483
Policyholder account balances....................................................................................     42,075
Other policy-related balances....................................................................................      2,989
Payables for collateral under securities loaned and other transactions...........................................      8,079
Long-term debt (includes $2,559 and $3,065, respectively, at estimated fair value, relating to variable interest
 entities).......................................................................................................      3,857
Deferred income tax liability....................................................................................        935
Other liabilities (includes $13 and $14, respectively, relating to variable interest entities)...................      5,384
Separate account liabilities.....................................................................................     72,559
                                                                                                                  ----------
  Total liabilities..............................................................................................    161,361
                                                                                                                  ----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.......................................................................         86
Additional paid-in capital.......................................................................................      6,673
Retained earnings................................................................................................      1,173
Accumulated other comprehensive income (loss)....................................................................      1,771
                                                                                                                  ----------
  Total stockholders' equity.....................................................................................      9,703
                                                                                                                  ----------
  Total liabilities and stockholders' equity..................................................................... $  171,064
                                                                                                                  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                               2012       2011       2010
                                                                            ---------- ---------- ----------
Revenues
Premiums................................................................... $    1,261 $    1,828 $    1,067
Universal life and investment-type product policy fees.....................      2,261      1,956      1,639
Net investment income......................................................      2,952      3,074      3,153
Other revenues.............................................................        511        508        503
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............       (52)       (42)      (103)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................          3        (5)         53
 Other net investment gains (losses).......................................        201         82        200
                                                                            ---------- ---------- ----------
   Total net investment gains (losses).....................................        152         35        150
 Net derivative gains (losses).............................................        980      1,119         58
                                                                            ---------- ---------- ----------
   Total revenues..........................................................      8,117      8,520      6,570
                                                                            ---------- ---------- ----------
Expenses
Policyholder benefits and claims...........................................      2,395      2,660      1,905
Interest credited to policyholder account balances.........................      1,147      1,189      1,271
Goodwill impairment........................................................        394         --         --
Other expenses.............................................................      2,575      2,915      2,372
                                                                            ---------- ---------- ----------
   Total expenses..........................................................      6,511      6,764      5,548
                                                                            ---------- ---------- ----------
Income (loss) from continuing operations before provision for income tax...      1,606      1,756      1,022
Provision for income tax expense (benefit).................................        391        523        303
                                                                            ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax................      1,215      1,233        719
Income (loss) from discontinued operations, net of income tax..............          8         --         --
                                                                            ---------- ---------- ----------
Net income (loss).......................................................... $    1,223 $    1,233 $      719
                                                                            ========== ========== ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                       2012        2011        2010
                                                                    ----------  ----------  ----------

Net income (loss).................................................. $    1,223  $    1,233  $      719
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets......        850       2,074       1,619
 Unrealized gains (losses) on derivatives..........................          4         347        (107)
 Foreign currency translation adjustments..........................         88         (16)        (17)
                                                                    ----------  ----------  ----------
 Other comprehensive income (loss), before income tax..............        942       2,405       1,495
 Income tax (expense) benefit related to items of other
   comprehensive income (loss).....................................       (313)       (851)       (523)
                                                                    ----------  ----------  ----------
 Other comprehensive income (loss), net of income tax..............        629       1,554         972
                                                                    ----------  ----------  ----------
Comprehensive income (loss) excluding cumulative effect of change
  in accounting principle..........................................      1,852       2,787       1,691
Cumulative effect of change in accounting principle, net of income
  tax..............................................................         --          --          34
                                                                    ----------  ----------  ----------
Comprehensive income (loss)........................................ $    1,852  $    2,787  $    1,725
                                                                    ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholders' Equity
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                  Accumulated Other Comprehensive Income (Loss)
                                                                  --------------------------------------------
                                                                       Net                          Foreign
                                             Additional             Unrealized      Other-Than-    Currency         Total
                                      Common  Paid-in   Retained    Investment       Temporary    Translation   Stockholders'
                                      Stock   Capital   Earnings  Gains (Losses)    Impairments   Adjustments      Equity
                                      ------ ---------- --------  --------------    -----------   -----------   -------------
Balance at December 31, 2009......... $  86   $  6,719  $    102     $   (597)        $  (83)       $ (109)       $   6,118
Cumulative effect of change in
 accounting principle, net of income
 tax (Note 1)........................                        (34)          23             11                             --
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at January 1, 2010...........    86      6,719        68         (574)           (72)         (109)           6,118
Dividend paid to MetLife.............                       (330)                                                      (330)
Net income (loss)....................                        719                                                        719
Other comprehensive income (loss),
 net of income tax...................                                     967             21           (16)             972
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2010.........    86      6,719       457          393            (51)         (125)           7,479
Dividend paid to MetLife.............                       (517)                                                      (517)
Capital contribution.................                1                                                                    1
Return of capital (Note 12)..........              (47)                                                                 (47)
Net income (loss)....................                      1,233                                                      1,233
Other comprehensive income (loss),
 net of income tax...................                                   1,591            (23)          (14)           1,554
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2011.........    86      6,673     1,173        1,984            (74)         (139)           9,703
Dividend of subsidiary (Note 3)......                       (347)                                                      (347)
Dividend paid to MetLife.............                       (504)                                                      (504)
Capital contribution.................               45                                                                   45
Net income (loss)....................                      1,223                                                      1,223
Other comprehensive income (loss),
 net of income tax (1)...............                                     503             36            90              629
                                      -----   --------  --------     --------         ------        ------        ---------
Balance at December 31, 2012......... $  86   $  6,718  $  1,545     $  2,487         $  (38)       $  (49)       $  10,749
                                      =====   ========  ========     ========         ======        ======        =========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 3 and 12.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                              2012       2011       2010
                                                                                           ---------  ---------  ----------
Cash flows from operating activities
Net income (loss)......................................................................... $   1,223  $   1,233  $      719
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
 Depreciation and amortization expenses...................................................        31         37          41
 Amortization of premiums and accretion of discounts associated with investments, net.....      (168)      (152)       (259)
 (Gains) losses on investments and derivatives and from sales of businesses, net..........    (1,020)    (1,183)       (300)
 (Income) loss from equity method investments, net of dividends or distributions..........       (42)       (23)        (39)
 Interest credited to policyholder account balances.......................................     1,147      1,189       1,271
 Universal life and investment-type product policy fees...................................    (2,261)    (1,956)     (1,639)
 Goodwill impairment......................................................................       394         --          --
 Change in fair value option securities...................................................      (602)    (1,483)     (1,199)
 Change in accrued investment income......................................................        66         51          31
 Change in premiums, reinsurance and other receivables....................................    (1,229)    (1,288)     (3,284)
 Change in deferred policy acquisition costs and value of business acquired, net..........        69       (187)        (87)
 Change in income tax.....................................................................       649        567         191
 Change in other assets...................................................................     1,503      1,386       1,041
 Change in insurance-related liabilities and policy-related balances......................     1,865      2,307       1,952
 Change in other liabilities..............................................................       804        406       2,072
 Other, net...............................................................................        53         30           3
                                                                                           ---------  ---------  ----------
Net cash provided by operating activities.................................................     2,482        934         514
                                                                                           ---------  ---------  ----------
Cash flows from investing activities
 Sales, maturities and repayments of:
  Fixed maturity securities...............................................................    14,394     17,348      17,748
  Equity securities.......................................................................        50        168         131
  Mortgage loans..........................................................................     1,447        993         964
  Real estate and real estate joint ventures..............................................        72         26          18
  Other limited partnership interests.....................................................       223        256         123
 Purchases of:
  Fixed maturity securities...............................................................   (15,706)   (17,439)    (19,342)
  Equity securities.......................................................................       (58)       (27)        (39)
  Mortgage loans..........................................................................      (807)    (1,357)     (1,468)
  Real estate and real estate joint ventures..............................................      (225)       (72)       (117)
  Other limited partnership interests.....................................................      (341)      (378)       (363)
  Cash received in connection with freestanding derivatives...............................       414        397          97
  Cash paid in connection with freestanding derivatives...................................      (335)      (478)       (155)
  Dividend of subsidiary..................................................................       (53)        --          --
  Issuances of loans to affiliates........................................................        --       (430)         --
  Net change in policy loans..............................................................       (13)       (13)         (1)
  Net change in short-term investments....................................................      (155)    (1,347)        554
  Net change in other invested assets.....................................................       (54)       (12)       (190)
  Other, net..............................................................................        --          1          --
                                                                                           ---------  ---------  ----------
Net cash used in investing activities.....................................................    (1,147)    (2,364)    (2,040)
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
 Policyholder account balances:
  Deposits................................................................................    14,785     20,496      24,910
  Withdrawals.............................................................................   (15,493)   (19,404)    (23,700)
 Net change in payables for collateral under securities loaned and other transactions.....       320        (24)        934
 Long-term debt repaid....................................................................      (482)      (385)       (878)
 Financing element on certain derivative instruments......................................       180        129         (44)
 Return of capital........................................................................        --        (47)         --
 Dividends on common stock................................................................      (504)      (517)       (330)
                                                                                           ---------  ---------  ----------
Net cash (used in) provided by financing activities.......................................    (1,194)       248         892
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.         9         (1)        (12)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................       150     (1,183)       (646)
Cash and cash equivalents, beginning of year..............................................       745      1,928       2,574
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $     895  $     745  $    1,928
                                                                                           =========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                   2012       2011      2010
                                                                               -----------  --------  --------
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
  Interest.................................................................... $       232  $    406  $    479
                                                                               ===========  ========  ========
  Income tax.................................................................. $      (226) $    (47) $    122
                                                                               ===========  ========  ========
  Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed............................................................ $     4,857  $     --  $     --
   Liabilities disposed.......................................................      (4,567)       --        --
                                                                               -----------  --------  --------
   Net assets disposed........................................................         290        --        --
   Cash disposed..............................................................         (53)       --        --
   Dividend of interests in subsidiary........................................        (237)       --        --
                                                                               -----------  --------  --------
   (Gain) loss on dividend of interests in subsidiary......................... $        --  $     --  $     --
                                                                               ===========  ========  ========
  Capital contribution from MetLife, Inc...................................... $        45  $     --  $     --
                                                                               ===========  ========  ========
  Real estate and real estate joint ventures acquired in satisfaction of debt. $        50  $      5  $     28
                                                                               ===========  ========  ========
  Long-term debt issued in exchange for certain other invested assets......... $        --  $     --  $     45
                                                                               ===========  ========  ========

--------

(1) See Note 3.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

  The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

  The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

 Reclassifications

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

----------------------------------------------------------------------------------------------------------
 Accounting Policy                                                                                    Note
----------------------------------------------------------------------------------------------------------
 Insurance                                                                                               4
----------------------------------------------------------------------------------------------------------
 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles      5
----------------------------------------------------------------------------------------------------------
 Reinsurance                                                                                             6
----------------------------------------------------------------------------------------------------------
 Investments                                                                                             7
----------------------------------------------------------------------------------------------------------
 Derivatives                                                                                             8
----------------------------------------------------------------------------------------------------------
 Fair Value                                                                                              9
----------------------------------------------------------------------------------------------------------
 Goodwill                                                                                               10
----------------------------------------------------------------------------------------------------------
 Income Tax                                                                                             14
----------------------------------------------------------------------------------------------------------
 Litigation Contingencies                                                                               15
----------------------------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

 The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Other Policy-Related Balances

 Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

 The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

 The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

 The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

 Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

 Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

 Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

 Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

---------------------------------------------------------------------------------------------------------------------
 Products:                                                In proportion to the following over estimated lives of the contracts:
---------------------------------------------------------------------------------------------------------------------
 Non-participating and non-dividend-paying traditional    Historic actual and expected future gross premiums.
   contracts (primarily term insurance)
---------------------------------------------------------------------------------------------------------------------
 Participating, dividend-paying traditional contracts     Actual and expected future gross margins.
---------------------------------------------------------------------------------------------------------------------
 Fixed and variable universal life contracts              Actual and expected future gross profits.
 Fixed and variable deferred annuity contracts
---------------------------------------------------------------------------------------------------------------------

  See Note 5 for additional information on DAC and VOBA amortization.

  The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

  Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Fair Value Option Securities

    FVO securities are stated at estimated fair value and include investments for which the FVO has been elected ("FVO Securities"). FVO Securities include:

  . fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products; and
  . contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in PABs through interest credited to policyholder account balances.

    Changes in estimated fair value of these securities subsequent to purchase are included in net investment income.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 7.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate, while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected. These loans are stated at estimated fair value with changes in estimated fair value subsequent to consolidation recognized in net investment gains (losses).

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

    Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

    In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
  . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
  . Tax credit partnerships derive their primary source of investment return in the form of income tax credits. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
  . Joint venture investments that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

  Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities, equity securities, and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

----------------------------------------------------------------------------------------------------
Statement of Operations Presentation:.   Derivative:
----------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
----------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint
                                         ventures
----------------------------------------------------------------------------------------------------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

..  the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
..  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and .. a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

  Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Goodwill

  Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

  Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

  The Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MetLife Insurance Company of Connecticut. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2012 and 2011.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $185 million and $153 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $92 million and $83 million at December 31, 2012 and 2011, respectively. Related amortization expense was $10 million, $17 million and $25 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Other Revenues

  Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Foreign Currency

  Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred. The cumulative effect adjustment of adopting the guidance on accounting for DAC was a decrease in total equity of $443 million, net of income tax, as of January 1, 2010, which is reflected in the opening balance of equity in the consolidated statement of stockholders' equity.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. In 2012, the Company proceeded to Step 1 of the two-step impairment analysis for all of the Company's reporting units. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's consolidated financial statements other than the expanded disclosures in Note 9.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

  As a result of the adoption of the amended VIE consolidation guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity commercial mortgage-backed securities ("CMBS"). The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6.8 billion of commercial mortgage loans and $6.7 billion of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) ("AOCI") of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt, and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other As anticipated, in the third quarter of 2012, MetLife and the Company continued to realign certain products and businesses among its existing segments, as well as Corporate & Other. Prior period results have been revised in connection with this change, which did not have a significant impact on the segment and Corporate & Other results.

 Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

 Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

 Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses). Operating expenses excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

.. Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

.. Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
   (ii) includes income from discontinued real estate operations,
   (iii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

.. Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIB ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

.. Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

.. Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

.. Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

.. Other expenses excludes costs related to implementation of new insurance regulatory requirements and acquisition and integration costs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2012, 2011 and 2010 and at December 31, 2012 and 2011. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.

                                                         Operating Earnings
                                            --------------------------------------------
                                                        Corporate
                                                         Benefit   Corporate                                 Total
Year Ended December 31, 2012                  Retail     Funding    & Other      Total     Adjustments    Consolidated
------------------------------------------- ----------  ---------  ---------  ----------  ------------    ------------
                                                                          (In millions)
Revenues
Premiums................................... $      498  $     629  $     134  $    1,261  $         --    $      1,261
Universal life and investment-type product
 policy fees...............................      2,081         29         14       2,124           137           2,261
Net investment income......................      1,525      1,167        185       2,877            75           2,952
Other revenues.............................        505          6         --         511            --             511
Net investment gains (losses)..............         --         --         --          --           152             152
Net derivative gains (losses)..............         --         --         --          --           980             980
                                            ----------  ---------  ---------  ----------  ------------    ------------
  Total revenues...........................      4,609      1,831        333       6,773         1,344           8,117
                                            ----------  ---------  ---------  ----------  ------------    ------------
Expenses
Policyholder benefits and claims...........        741      1,161        128       2,030           365           2,395
Interest credited to policy holder account
 balances..................................        943        162         --       1,105            42           1,147
Goodwill impairment........................         --         --         --          --           394             394
Capitalization of DAC......................       (834)        (5)       (33)       (872)           --            (872)
Amortization of DAC and VOBA...............        570         10          2         582           359             941
Interest expense on debt...................         --         --         68          68           163             231
Other expenses.............................      2,164         39         66       2,269             6           2,275
                                            ----------  ---------  ---------  ----------  ------------    ------------
  Total expenses...........................      3,584      1,367        231       5,182         1,329           6,511
                                            ----------  ---------  ---------  ----------  ------------    ------------
Provision for income tax expense (benefit).        359        162        (30)        491          (100)            391
                                            ----------  ---------  ---------  ----------                  ------------
Operating earnings......................... $      666  $     302  $     132       1,100
                                            ==========  =========  =========
Adjustments to:
  Total revenues...........................................................        1,344
  Total expenses...........................................................       (1,329)
  Provision for income tax (expense) benefit...............................          100
                                                                              ----------
Income (loss) from continuing operations, net of income tax.................. $    1,215                  $      1,215
                                                                              ==========                  ============

                                                        Corporate
                                                         Benefit   Corporate
At December 31, 2012:                         Retail     Funding    & Other      Total
------------------------------------------- ----------  ---------  ---------  ----------
                                                            (In millions)
Total assets............................... $  136,333  $  33,140  $  15,323  $  184,796
Separate account assets.................... $   84,106  $   2,008  $      --  $   86,114
Separate account liabilities............... $   84,106  $   2,008  $      --  $   86,114

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Operating Earnings
                                    ---------------------------------------------------
                                                  Corporate
                                                   Benefit      Corporate &                             Total
Year Ended December 31, 2011          Retail       Funding         Other        Total    Adjustments Consolidated
----------------------------------- ----------  -------------  ------------  ----------  ----------- ------------
                                                                    (In millions)
Revenues
Premiums........................... $      710  $       1,071  $         47  $    1,828  $        -- $      1,828
Universal life and investment-type
 product policy fees...............      1,764             34            36       1,834          122        1,956
Net investment income..............      1,423          1,175           181       2,779          295        3,074
Other revenues.....................        502              5             1         508           --          508
Net investment gains (losses)......         --             --            --          --           35           35
Net derivative gains (losses)......         --             --            --          --        1,119        1,119
                                    ----------  -------------  ------------  ----------  ----------- ------------
  Total revenues...................      4,399          2,285           265       6,949        1,571        8,520
                                    ----------  -------------  ------------  ----------  ----------- ------------
Expenses
Policyholder benefits and claims...        896          1,598            46       2,540          120        2,660
Interest credited to policy holder
 account balances..................        988            180            --       1,168           21        1,189
Goodwill impairment................         --             --            --          --           --           --
Capitalization of DAC..............     (1,278)            (7)          (57)     (1,342)          --       (1,342)
Amortization of DAC and VOBA.......        788              4             6         798          358        1,156
Interest expense on debt...........         --             --            67          67          322          389
Other expenses.....................      2,483             42           163       2,688           24        2,712
                                    ----------  -------------  ------------  ----------  ----------- ------------
  Total expenses...................      3,877          1,817           225       5,919          845        6,764
                                    ----------  -------------  ------------  ----------  ----------- ------------
Provision for income tax expense
 (benefit).........................        183            164           (70)        277          246          523
                                    ----------  -------------  ------------  ----------              ------------
Operating earnings................. $      339  $         304  $        110         753
                                    ==========  =============  ============
Adjustments to:
  Total revenues..........................................................        1,571
  Total expenses..........................................................         (845)
  Provision for income tax (expense) benefit..............................         (246)
                                                                             ----------
Income (loss) from continuing operations, net of income tax................. $    1,233              $      1,233
                                                                             ==========              ============

                                                   Corporate
                                                   Benefit        Corporate
At December 31, 2011:                 Retail       Funding        & Other       Total
----------------------------------- ----------  -------------  ------------  ----------
                                                       (In millions)
Total assets....................... $  120,810  $      30,836  $     19,418  $  171,064
Separate account assets............ $   70,679  $       1,880  $         --  $   72,559
Separate account liabilities....... $   70,679  $       1,880  $         --  $   72,559

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                             Operating Earnings
                                                   --------------------------------------
                                                              Corporate
                                                              Benefit   Corporate                         Total
Year Ended December 31, 2010                        Retail    Funding    & Other   Total   Adjustments Consolidated
-------------------------------------------------- -------  ----------- --------- -------  ----------- ------------
                                                                            (In millions)
Revenues
Premiums.......................................... $   424    $   643    $   --   $ 1,067   $     --    $   1,067
Universal life and investment-type product policy
 fees.............................................   1,509         29        15     1,553         86        1,639
Net investment income.............................   1,425      1,102       203     2,730        423        3,153
Other revenues....................................     454          6        43       503         --          503
Net investment gains (losses).....................      --         --        --        --        150          150
Net derivative gains (losses).....................      --         --        --        --         58           58
                                                   -------    -------    ------   -------   --------    ---------
  Total revenues..................................   3,812      1,780       261     5,853        717        6,570
                                                   -------    -------    ------   -------   --------    ---------
Expenses
Policyholder benefits and claims..................     671      1,159        --     1,830         75        1,905
Interest credited to policyholder account
 balances.........................................     954        193        96     1,243         28        1,271
Goodwill impairment...............................      --         --        --        --         --           --
Capitalization of DAC.............................    (800)        (4)      (54)     (858)        --         (858)
Amortization of DAC and VOBA......................     686          2        10       698         72          770
Interest expense on debt..........................      --         --        70        70        402          472
Other expenses....................................   1,829         36       123     1,988         --        1,988
                                                   -------    -------    ------   -------   --------    ---------
  Total expenses..................................   3,340      1,386       245     4,971        577        5,548
                                                   -------    -------    ------   -------   --------    ---------
Provision for income tax expense
 (benefit)........................................     165        139      (50)       254         49          303
                                                   -------    -------    ------   -------               ---------
Operating earnings................................ $   307    $   255    $   66       628
                                                   =======    =======    ======
Adjustments to:
  Total revenues...............................................................       717
  Total expenses...............................................................      (577)
  Provision for income tax (expense) benefit...................................       (49)
                                                                                  -------
Income (loss) from continuing operations, net of income tax...................... $   719               $     719
                                                                                  =======               =========

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2012     2011     2010
           -                              -------- -------- --------
                                                (In millions)
           Life insurance (1)............ $  4,026 $  4,285 $  3,160
           Accident and health insurance.        7        7        7
           Non-insurance.................       --       --       42
                                          -------- -------- --------
            Total........................ $  4,033 $  4,292 $  3,209
                                          ======== ======== ========

--------
(1)Includes annuities and corporate benefit funding products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2012, 2011and 2010.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2012     2011     2010
                  -                -------- -------- --------
                                         (In millions)
                  U.S............. $  3,329 $  3,222 $  2,631
                  Foreign:
                   United Kingdom.      556      986      562
                   Other..........      148       84       16
                                   -------- -------- --------
                     Total........ $  4,033 $  4,292 $  3,209
                                   ======== ======== ========

3. Dispositions

Disposition

  During June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe Limited ("MetLife Europe") to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other. See Note 2 for a discussion of Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                                  Year Ended
                                                               December 31, 2012
                                                               -----------------
                                                                 (In millions)
Total revenues................................................   $          12
Total expenses................................................              --
                                                                 -------------
Income (loss) before provision for income tax.................              12
Provision for income tax expense (benefit)....................               4
                                                                 -------------
Income (loss) from discontinued operations, net of income tax.   $           8
                                                                 =============

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2011 and 2010.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                          -----------------------
                                             2012        2011
                                          ----------- -----------
                                               (In millions)
               Retail.................... $    37,644 $    37,916
               Corporate Benefit Funding.      23,766      22,417
               Corporate & Other.........       6,289      10,214
                                          ----------- -----------
                Total.................... $    67,699 $    70,547
                                          =========== ===========

  See Note 2 for information on the continued realignment of certain products and businesses among the Company's existing segments, as well as Corporate & Other, during the third quarter of 2012, which was retrospectively applied. See
Note 3 for information on the disposition of a subsidiary that had been reported in Corporate & Other. See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

      Product Type:                Measurement Assumptions:
      -------------------------------------------------------------------
      Participating life           Aggregate of net level premium
                                   reserves for death and endowment
                                   policy benefits (calculated based
                                   upon the non-forfeiture interest rate
                                   of 4%, and mortality rates guaranteed
                                   in calculating the cash surrender
                                   values described in such contracts).
      -------------------------------------------------------------------
      Non-participating life       Aggregate of the present value of
                                   expected future benefit payments and
                                   related expenses less the present
                                   value of expected future net
                                   premiums. Assumptions as to mortality
                                   and persistency are based upon the
                                   Company's experience when the basis
                                   of the liability is established.
                                   Interest rate assumptions for the
                                   aggregate future policy benefit
                                   liabilities range from 2% to 7%.
      -------------------------------------------------------------------
      Individual and group         Present value of expected future
      traditional fixed annuities  payments. Interest rate assumptions
      after annuitization          used in establishing such liabilities
                                   range from 4% to 8%.
      -------------------------------------------------------------------
      Non-medical health           The net level premium method and
      insurance                    assumptions as to future morbidity,
                                   withdrawals and interest, which
                                   provide a margin for adverse
                                   deviation. Interest rate assumptions
                                   used in establishing such liabilities
                                   range from 4% to 7%.
      -------------------------------------------------------------------
      Disabled lives               Present value of benefits method and
                                   experience assumptions as to claim
                                   terminations, expenses and interest.
                                   Interest rate assumptions used in
                                   establishing such liabilities range
                                   from 3% to 7%.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Participating business represented 2% and 1% of the Company's life insurance in-force at December 31, 2012 and 2011, respectively. Participating policies represented 24% and 10% of gross life insurance premiums for the years ended December 31, 2012 and 2011, respectively. Such policies are 90% reinsured.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                          Measurement Assumptions:
----------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon      Present value of expected death benefits in
          death even if the account value is       excess of the projected account balance
          reduced to zero.                         recognizing the excess ratably over the
                                                   accumulation period based on the present
                                                   value of total expected assessments.
       .  An enhanced death benefit may be
          available for an additional fee.       Assumptions are consistent with those used
                                                   for amortizing DAC, and are thus subject to
                                                   the same variability and risk.

                                                 Investment performance and volatility
                                                   assumptions are consistent with the historical
                                                   experience of the appropriate underlying
                                                   equity index, such as the S&P 500 Index.

                                                 Benefit assumptions are based on the average
                                                   benefits payable over a range of scenarios.
----------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time       Present value of expected income benefits in
          determined at the time of issuance       excess of the projected account balance at
          of the variable annuity contract,        any future date of annuitization and
          a minimum accumulation of purchase       recognizing the excess ratably over the
          payments, even if the account            accumulation period based on present value
          value is reduced to zero, that can       of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less         Assumptions are consistent with those used
          than a specified amount.                 for estimating GMDBs liabilities.
       .  Certain contracts also provide for
          a guaranteed lump sum return of        Calculation incorporates an assumption for
          purchase premium in lieu of the          the percentage of the potential annuitizations
          annuitization benefit.                   that may be elected by the contractholder.
------------------------------------------------
GMWBs  .  A return of purchase payment via       Expected value of the life contingent
          partial withdrawals, even if the         payments and expected assessments using
          account value is reduced to zero,        assumptions consistent with those used for
          provided that cumulative                 estimating the GMDBs liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.
----------------------------------------------------------------------------------------------------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:



                                                   Universal and Variable
                               Annuity Contracts       Life Contracts
                              -------------------- ----------------------


                                                         Secondary
                                GMDBs      GMIBs         Guarantees          Total
                              ---------  --------- ---------------------- -----------
                                                   (In millions)
Direct
Balance at January 1, 2010... $      57  $     215    $           295     $       567
Incurred guaranteed benefits.        52         66                601             719
Paid guaranteed benefits.....       (30)        --                 --             (30)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.        79        281                896           1,256
Incurred guaranteed benefits.        84        128                140             352
Paid guaranteed benefits.....       (25)        --                 --             (25)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.       138        409              1,036           1,583
Incurred guaranteed benefits.       108        404                332             844
Paid guaranteed benefits.....       (29)        --                 --             (29)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $     217  $     813    $         1,368     $     2,398
                              =========  =========    ===============     ===========

Ceded
Balance at January 1, 2010... $      56  $      74    $           142     $       272
Incurred guaranteed benefits.        38         23                515             576
Paid guaranteed benefits.....       (18)        --                 --             (18)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.        76         97                657             830
Incurred guaranteed benefits.        59         42                110             211
Paid guaranteed benefits.....       (21)        --                 --             (21)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.       114        139                767           1,020
Incurred guaranteed benefits.        56        129                267             452
Paid guaranteed benefits.....       (25)        --                 --             (25)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $     145  $     268    $         1,034     $     1,447
                              =========  =========    ===============     ===========

Net
Balance at January 1, 2010... $       1  $     141    $           153     $       295
Incurred guaranteed benefits.        14         43                 86             143
Paid guaranteed benefits.....       (12)        --                 --             (12)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2010.         3        184                239             426
Incurred guaranteed benefits.        25         86                 30             141
Paid guaranteed benefits.....        (4)        --                 --              (4)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2011.        24        270                269             563
Incurred guaranteed benefits.        52        275                 65             392
Paid guaranteed benefits.....        (4)        --                 --              (4)
                              ---------  ---------    ---------------     -----------
Balance at December 31, 2012. $      72  $     545    $           334     $       951
                              =========  =========    ===============     ===========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2012       2011
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Equity.......... $   37,981 $   33,482
                     Balanced........     37,528     29,189
                     Bond............      4,678      4,132
                     Specialty.......      1,132      1,002
                     Money Market....        879      1,077
                                      ---------- ----------
                      Total.......... $   82,198 $   68,882
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

  Defined as the guaranteed minimum death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  At Annuitization

  Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that only allow annuitization of the guaranteed amount after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 6 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2012                            2011
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         -------------- -------------    -------------- -------------
                                                                  (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $    89,671    $    51,411      $    76,550    $    41,713
Separate account value..................  $    84,106    $    49,778      $    70,635    $    39,454
Net amount at risk......................  $     3,117    $     2,316 (2)  $     5,515    $     1,444 (2)
Average attained age of contractholders.     63 years       63 years         62 years       62 years

                                                        December 31,
                                                   -----------------------
                                                      2012        2011
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     5,812 $     5,177
     Net amount at risk........................... $    86,468 $    80,477
     Average attained age of policyholders........    58 years    58 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The Company had previously disclosed the NAR based on the excess of the benefit base over the contractholder's total contract account value on the balance sheet date. Such amounts were $5.3 billion and $6.6 billion at December 31, 2012 and 2011, respectively. The Company has provided, in the table above, the NAR as defined above. The Company believes that this definition is more representative of the potential economic exposures of these guarantees as the contractholders do not have access to this difference other than through annuitization.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2012, 2011 and 2010, the Company issued $10.3 billion, $12.5 billion and $19.1 billion, respectively, and repaid $9.6 billion, $13.4 billion and $18.6 billion, respectively, of such funding agreements. At December 31, 2012 and 2011, liabilities for funding agreements outstanding, which are included in PABs, were $6.1 billion and $5.4 billion, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  MetLife Insurance Company of Connecticut and MLI-USA, are members of the Federal Home Loan Bank ("FHLB"). Holdings of FHLB common stock by branch, included in equity securities, were as follows at:

                                           December 31,
                                        -------------------
                                          2012      2011
                                        --------- ---------
                                           (In millions)
                    FHLB of Boston..... $      67 $      70
                    FHLB of Pittsburgh. $      11       N/A

  The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows at:

                                Liability             Collateral
                            ----------------- ----------------------
                                            December 31,
                            ----------------------------------------
                              2012     2011       2012         2011
                            -------- -------- --------     ---------
                                           (In millions)
        FHLB of Boston (1). $    450 $    450 $    537 (2)  $    518 (2)
        Farmer Mac (3)..... $    200 $    200 $    230      $    230
        FHLB of Pittsburgh. $     --      N/A $    595 (2)       N/A

--------
(1)Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a lien on certain assets, some of which are in the custody of the FHLB of Boston, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Boston as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                         -----------------------------
                                            2012       2011      2010
                                         ---------  ---------  -------
                                                 (In millions)
        Balance at January 1,........... $   1,079  $     978  $   805
         Less: Reinsurance recoverables.       980        878      706
                                         ---------  ---------  -------
        Net balance at January 1,.......        99        100       99
                                         ---------  ---------  -------
        Incurred related to:
         Current year...................         5          5       24
         Prior years....................        (2)         4      (12)
                                         ---------  ---------  -------
           Total incurred...............         3          9       12
                                         ---------  ---------  -------
        Paid related to:
         Current year...................        --         --       (1)
         Prior years....................       (10)       (10)     (10)
                                         ---------  ---------  -------
           Total paid...................       (10)       (10)     (11)
                                         ---------  ---------  -------
        Net balance at December 31,.....        92         99      100
         Add: Reinsurance recoverables..     1,124        980      878
                                         ---------  ---------  -------
        Balance at December 31,......... $   1,216  $   1,079  $   978
                                         =========  =========  =======

  During 2012, 2011 and 2010, claims and claim adjustment expenses associated with prior years decreased by $2 million, increased by $4 million, and decreased by $12 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $85.9 billion and $72.4 billion at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

  Non-Participating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual historic and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  Participating, Dividend Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

  Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding DAC and VOBA was as follows:

                                              Years Ended December 31,
                                         ----------------------------------
                                            2012        2011        2010
                                         ----------  ----------  ----------
                                                    (In millions)
   DAC
   Balance at January 1,................ $    3,182  $    2,705  $    2,458
   Capitalizations......................        872       1,342         858
   Amortization related to:
    Net investment gains (losses).......       (331)       (339)        (57)
    Other expenses......................       (419)       (474)       (399)
                                         ----------  ----------  ----------
      Total amortization................       (750)       (813)       (456)
                                         ----------  ----------  ----------
   Unrealized investment gains (losses).        (19)        (49)       (155)
   Disposition and other (1)............       (159)         (3)         --
                                         ----------  ----------  ----------
   Balance at December 31,..............      3,126       3,182       2,705
                                         ----------  ----------  ----------
   VOBA
   Balance at January 1,................      1,006       1,686       2,117
   Amortization related to:
    Net investment gains (losses).......         --         (29)        (17)
    Other expenses......................       (191)       (314)       (297)
                                         ----------  ----------  ----------
      Total amortization................       (191)       (343)       (314)
                                         ----------  ----------  ----------
   Unrealized investment gains (losses).       (148)       (337)       (117)
                                         ----------  ----------  ----------
   Balance at December 31,..............        667       1,006       1,686
                                         ----------  ----------  ----------
   Total DAC and VOBA
   Balance at December 31,.............. $    3,793  $    4,188  $    4,391
                                         ==========  ==========  ==========

--------

(1)See Note 3.

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                           ---------------------
                                              2012       2011
                                           ---------- ----------
                                               (In millions)
                Retail.................... $    3,785 $    4,047
                Corporate Benefit Funding.          8         13
                Corporate & Other (1).....         --        128
                                           ---------- ----------
                 Total                     $    3,793 $    4,188
                                           ========== ==========

--------
(1)See Note 3 for information on the disposition of a subsidiary that had been reported in Corporate and Other.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding other policy-related intangibles was as follows:

                                         Years Ended December 31,
                                       ----------------------------
                                         2012      2011      2010
                                       --------  --------  --------
                                               (In millions)
           Deferred Sales Inducements
           Balance at January 1,...... $    535  $    537  $    493
           Capitalization.............       21        79       100
           Amortization...............      (51)      (81)      (56)
                                       --------  --------  --------
           Balance at December 31,.... $    505  $    535  $    537
                                       ========  ========  ========
           VODA and VOCRA
           Balance at January 1,...... $    190  $    203  $    215
           Amortization...............      (15)      (13)      (12)
                                       --------  --------  --------
           Balance at December 31,.... $    175  $    190  $    203
                                       ========  ========  ========
           Accumulated amortization... $     65  $     50  $     37
                                       ========  ========  ========

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA     VODA and VOCRA
                             ------------ --------------
                                    (In millions)
                       2013. $        199 $          16
                       2014. $        163 $          17
                       2015. $        132 $          17
                       2016. $        108 $          15
                       2017. $         89 $          14

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

  Retail

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with most of its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2006 to

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates.

  Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

  Corporate & Other

  The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.2 billion and $2.5 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  At December 31, 2012, the Company had $7.2 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 90%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                               ----------------------------------
                                                                  2012        2011        2010
                                                               ----------  ----------  ----------
                                                                          (In millions)
Premiums:
Direct premiums............................................... $    2,063  $    2,429  $    1,559
Reinsurance assumed...........................................         11           7          13
Reinsurance ceded.............................................       (813)       (608)       (505)
                                                               ----------  ----------  ----------
 Net premiums................................................. $    1,261  $    1,828  $    1,067
                                                               ==========  ==========  ==========
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees. $    2,972  $    2,572  $    2,104
Reinsurance assumed...........................................         87          92         120
Reinsurance ceded.............................................       (798)       (708)       (585)
                                                               ----------  ----------  ----------
 Net universal life and investment-type product policy fees... $    2,261  $    1,956  $    1,639
                                                               ==========  ==========  ==========
Other revenues:
Direct other revenues......................................... $      231  $      209  $      200
Reinsurance assumed...........................................         --          --          --
Reinsurance ceded.............................................        280         299         303
                                                               ----------  ----------  ----------
 Net other revenues........................................... $      511  $      508  $      503
                                                               ==========  ==========  ==========
Policyholder benefits and claims:
Direct policyholder benefits and claims....................... $    4,145  $    4,277  $    3,708
Reinsurance assumed...........................................         23          20          31
Reinsurance ceded.............................................     (1,773)     (1,637)     (1,834)
                                                               ----------  ----------  ----------
 Net policyholder benefits and claims......................... $    2,395  $    2,660  $    1,905
                                                               ==========  ==========  ==========
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances..... $    1,185  $    1,206  $    1,265
Reinsurance assumed...........................................         71          68          64
Reinsurance ceded.............................................       (109)        (85)        (58)
                                                               ----------  ----------  ----------
 Net interest credited to policyholder account balances....... $    1,147  $    1,189  $    1,271
                                                               ==========  ==========  ==========
Other expenses:
Direct other expenses......................................... $    2,417  $    2,715  $    2,158
Reinsurance assumed...........................................         33          48          92
Reinsurance ceded.............................................        125         152         122
                                                               ----------  ----------  ----------
 Net other expenses........................................... $    2,575  $    2,915  $    2,372
                                                               ==========  ==========  ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                               December 31,
                                                ---------------------------------------------------------------------------
                                                                2012                                  2011
                                                ------------------------------------- -------------------------------------
                                                                              Total                                 Total
                                                                             Balance                               Balance
                                                 Direct  Assumed    Ceded     Sheet    Direct  Assumed    Ceded     Sheet
                                                -------- -------- --------- --------- -------- -------- --------- ---------
                                                                               (In millions)
Assets:
Premiums, reinsurance and other receivables.... $    612 $     35 $  21,496 $  22,143 $    686 $     34 $  19,503 $  20,223
Deferred policy acquisition costs and value of
 business acquired.............................    4,311      121     (639)     3,793    4,635      134     (581)     4,188
                                                -------- -------- --------- --------- -------- -------- --------- ---------
  Total assets................................. $  4,923 $    156 $  20,857 $  25,936 $  5,321 $    168 $  18,922 $  24,411
                                                ======== ======== ========= ========= ======== ======== ========= =========
Liabilities:
Other policy-related balances.................. $    691 $  1,592 $     855 $   3,138 $    677 $  1,515 $     797 $   2,989
Other liabilities..............................    1,396       11     5,140     6,547    1,230       12     4,142     5,384
                                                -------- -------- --------- --------- -------- -------- --------- ---------
  Total liabilities............................ $  2,087 $  1,603 $   5,995 $   9,685 $  1,907 $  1,527 $   4,939 $   8,373
                                                ======== ======== ========= ========= ======== ======== ========= =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2012 and 2011. There were no deposit liabilities on reinsurance at both December 31, 2012 and 2011.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                               2012      2011      2010
                                                             --------  --------  --------
                                                                     (In millions)
Premiums:
Reinsurance assumed......................................... $     11  $      7  $     13
Reinsurance ceded...........................................     (478)     (286)     (191)
                                                             --------  --------  --------
 Net premiums............................................... $   (467) $   (279) $   (178)
                                                             ========  ========  ========
Universal life and investment-type product policy fees:
Reinsurance assumed......................................... $     87  $     92  $    120
Reinsurance ceded...........................................     (444)     (400)     (308)
                                                             --------  --------  --------
 Net universal life and investment-type product policy fees. $   (357) $   (308) $   (188)
                                                             ========  ========  ========
Other revenues:
Reinsurance assumed......................................... $     --  $     --  $     --
Reinsurance ceded...........................................      280       299       303
                                                             --------  --------  --------
 Net other revenues......................................... $    280  $    299  $    303
                                                             ========  ========  ========
Policyholder benefits and claims:
Reinsurance assumed......................................... $     21  $     18  $     29
Reinsurance ceded...........................................     (780)     (484)     (343)
                                                             --------  --------  --------
 Net policyholder benefits and claims....................... $   (759) $   (466) $   (314)
                                                             ========  ========  ========
Interest credited to policyholder account balances:
Reinsurance assumed......................................... $     71  $     68  $     64
Reinsurance ceded...........................................     (109)      (84)      (59)
                                                             --------  --------  --------
 Net interest credited to policyholder account balances..... $    (38) $    (16) $      5
                                                             ========  ========  ========
Other expenses:
Reinsurance assumed......................................... $     33  $     48  $     93
Reinsurance ceded...........................................      157       204       153
                                                             --------  --------  --------
 Net other expenses......................................... $    190  $    252  $    246
                                                             ========  ========  ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                         December 31,
                                                         --------------------------------------------
                                                                  2012                   2011
                                                         ---------------------  ---------------------
                                                          Assumed      Ceded     Assumed      Ceded
                                                         ---------- ----------  ---------- ----------
                                                                         (In millions)
Assets:
Premiums, reinsurance and other receivables............. $       35 $   14,171  $       34 $   12,345
Deferred policy acquisition costs and value of business
  acquired..............................................        121       (642)        134       (585)
                                                         ---------- ----------  ---------- ----------
 Total assets........................................... $      156 $   13,529  $      168 $   11,760
                                                         ========== ==========  ========== ==========
Liabilities:
Other policy-related balances........................... $    1,592 $      855  $    1,515 $      758
Other liabilities.......................................         10      4,894          10      3,903
                                                         ---------- ----------  ---------- ----------
 Total liabilities...................................... $    1,602 $    5,749  $    1,525 $    4,661
                                                         ========== ==========  ========== ==========

  Effective October 1, 2012, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by MLI-USA. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $407 million, and the funds withheld liability and other reinsurance payables, included in other liabilities, were $438 million at December 31, 2012. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $6 million at December 31, 2012. For the year ended December 31, 2012, the Company's consolidated statement of operations reflected a loss for this agreement of $37 million, which included a decrease in net derivative gains (losses) of $6 million related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $3.6 billion and $2.8 billion at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were $524 million, $1.6 billion, and ($2) million for the years ended December 31, 2012, 2011 and 2010, respectively.

  MLI-USA ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $546 million and $416 million at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($130) million, ($411) million and ($17) million for the years ended December 31, 2012, 2011 and 2010, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.1 billion and $4.8 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2012 and 2011. There were no deposit liabilities on affiliated reinsurance at both December 31, 2012 and 2011.

7. Investments

See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, CMBS and ABS.

                                          December 31, 2012                             December 31, 2011
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                            Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                              Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                            --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate............. $  16,914 $  2,063  $   82   $  --  $  18,895 $  16,018 $  1,550  $  229   $   -- $  17,339
Foreign corporate..........     8,618      853      26      --      9,445     7,958      649     114       --     8,493
U.S. Treasury and
 agency....................     7,678    1,186      --      --      8,864     6,832    1,217       1       --     8,048
RMBS.......................     5,492      360      50      64      5,738     6,478      330     189      125     6,494
CMBS.......................     2,221      141       6      --      2,356     2,128      115      16       --     2,227
State and political
 subdivision...............     2,002      354      27      --      2,329     1,891      222      58       --     2,055
ABS........................     2,204       67      18      --      2,253     1,875       45      42       --     1,878
Foreign government.........       876      214       2      --      1,088     1,035      215       3       --     1,247
                            --------- --------  ------   -----  --------- --------- --------  ------   ------ ---------
 Total fixed maturity
 securities................ $  46,005 $  5,238  $  211   $  64  $  50,968 $  44,215 $  4,343  $  652   $  125 $  47,781
                            ========= ========  ======   =====  ========= ========= ========  ======   ====== =========
Equity Securities:
Common..................... $     160 $     18  $    1   $  --  $     177 $     148 $     11  $   13   $   -- $     146
Non-redeemable
 preferred.................       151       11      22      --        140       147        3      44       --       106
                            --------- --------  ------   -----  --------- --------- --------  ------   ------ ---------
 Total equity securities... $     311 $     29  $   23   $  --  $     317 $     295 $     14  $   57   $   -- $     252
                            ========= ========  ======   =====  ========= ========= ========  ======   ====== =========

  The Company held non-income producing fixed maturity securities with an estimated fair value of $22 million and $5 million with unrealized gains (losses) of $3 million and ($2) million at December 31, 2012 and 2011, respectively.

  Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                           December 31,
                                            -------------------------------------------
                                                    2012                  2011
                                            --------------------- ---------------------
                                                       Estimated             Estimated
                                            Amortized    Fair     Amortized    Fair
                                              Cost       Value      Cost       Value
                                            ---------- ---------- ---------- ----------
                                                           (In millions)
Due in one year or less.................... $    4,831 $    4,875 $    2,946 $    2,970
Due after one year through five years......      8,646      9,192      8,648      9,022
Due after five years through ten years.....      7,967      8,960      7,905      8,606
Due after ten years........................     14,644     17,594     14,235     16,584
                                            ---------- ---------- ---------- ----------
 Subtotal..................................     36,088     40,621     33,734     37,182
Structured securities (RMBS, CMBS and ABS).      9,917     10,347     10,481     10,599
                                            ---------- ---------- ---------- ----------
 Total fixed maturity securities........... $   46,005 $   50,968 $   44,215 $   47,781
                                            ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                           December 31, 2012                         December 31, 2011
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate................ $    784   $    16   $    621    $   66   $  1,699   $     71  $    786   $    158
Foreign corporate.............      494         8        203        18      1,213         68       162         46
U.S. Treasury and agency......      200        --         --        --        118         --        20          1
RMBS..........................       62         6        781       108        784        114       972        200
CMBS..........................       59         1        101         5        152          4       111         12
State and political
  subdivision.................       44         2         55        25          6         --       367         58
ABS...........................      208         1        266        17        803         12       261         30
Foreign government............      116         2         --        --         70          3         4         --
                               --------   -------   --------    ------   --------   --------  --------   --------
 Total fixed maturity
   securities................. $  1,967   $    36   $  2,027    $  239   $  4,845   $    272  $  2,683   $    505
                               ========   =======   ========    ======   ========   ========  ========   ========
Equity Securities:
Common........................ $     10   $     1   $      7    $   --   $     35   $     13  $     --   $     --
Non-redeemable preferred......       --        --         50        22         32         16        59         28
                               --------   -------   --------    ------   --------   --------  --------   --------
 Total equity securities...... $     10   $     1   $     57    $   22   $     67   $     29  $     59   $     28
                               ========   =======   ========    ======   ========   ========  ========   ========
Total number of securities in
  an unrealized loss
  position....................      327                  420                  808                  479
                               ========             ========             ========             ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
  (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

     When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities in an unrealized loss position decreased $502 million during the year ended December 31, 2012 from $777 million to $275 million. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

    At December 31, 2012, $117 million of the total $275 million of gross unrealized losses were from 34 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $117 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $79 million, or 68%, are related to gross unrealized losses on 17 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads or rising interest rates since purchase.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Below Investment Grade Fixed Maturity Securities

    Of the $117 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $38 million, or 32%, are related to gross unrealized losses on 17 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans), U.S and foreign corporate securities (primarily financial services and transportation industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Equity securities in an unrealized loss position decreased $34 million during the year ended December 31, 2012 from $57 million to $23 million. Of the $23 million, $19 million were from four equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, of which 74% were financial services industry investment grade non-redeemable preferred stock, of which 64% were rated A, AA, or AAA.

 FVO Securities

    See Note 9 for tables that present the two categories of securities that comprise FVO securities. See "-- Net Investment Income" and "-- Net Investment Gains (Losses)" for the net investment income recognized on FVO securities and the related changes in estimated fair value subsequent to purchase included in net investment income and net investment gains (losses) for securities still held as of the end of the respective years, as applicable.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                        December 31,
                                        --------------------------------------------
                                                 2012                   2011
                                        ---------------------  ---------------------
                                          Carrying     % of      Carrying     % of
                                            Value      Total       Value      Total
                                        ------------- -------  ------------- -------
                                        (In millions)          (In millions)
Mortgage loans:
 Commercial............................   $  5,266       57.5%   $  5,390       55.0%
 Agricultural..........................      1,260       13.8       1,333       13.6
                                          --------    -------    --------    -------
   Subtotal (1)........................      6,526       71.3       6,723       68.6
 Valuation allowances..................        (35)      (0.4)        (61)      (0.6)
                                          --------    -------    --------    -------
   Subtotal mortgage loans, net........      6,491       70.9       6,662       68.0
Commercial mortgage loans held by CSEs.      2,666       29.1       3,138       32.0
                                          --------    -------    --------    -------
     Total mortgage loans, net.........   $  9,157      100.0%   $  9,800      100.0%
                                          ========    =======    ========    =======

--------
(1)Purchases of mortgage loans were $27 million for the year ended December 31, 2012. The Company did not purchase any mortgage loans during the year ended December 31, 2011.

  See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

  See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

  Mortgage Loans and Valuation Allowance by Portfolio Segment

  The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows:

                                                                     December 31,
                                           -----------------------------------------------------------------
                                                         2012                             2011
-                                          -------------------------------- --------------------------------
                                           Commercial Agricultural  Total   Commercial Agricultural  Total
                                           ---------- ------------ -------- ---------- ------------ --------
                                                                     (In millions)
Mortgage loans:
  Evaluated individually for credit
   losses.................................  $     76    $     --   $     76  $     23    $     --   $     23
  Evaluated collectively for credit
   losses.................................     5,190       1,260      6,450     5,367       1,333      6,700
                                            --------    --------   --------  --------    --------   --------
    Total mortgage loans..................     5,266       1,260      6,526     5,390       1,333      6,723
                                            --------    --------   --------  --------    --------   --------
Valuation allowances:
  Specific credit losses..................        11          --         11        15          --         15
  Non-specifically identified credit
   losses.................................        21           3         24        43           3         46
                                            --------    --------   --------  --------    --------   --------
    Total valuation allowances............        32           3         35        58           3         61
                                            --------    --------   --------  --------    --------   --------
     Mortgage loans, net of valuation
      allowance...........................  $  5,234    $  1,257   $  6,491  $  5,332    $  1,330   $  6,662
                                            ========    ========   ========  ========    ========   ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural  Total
                                        ---------- ------------ -------
                                                 (In millions)
        Balance at January 1, 2010.....  $    74      $    3    $    77
        Provision (release)............       16          --         16
        Charge-offs, net of recoveries.       (6)         --         (6)
                                         -------      ------    -------
        Balance at December 31, 2010...       84           3         87
        Provision (release)............      (26)         --        (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2011...       58           3         61
        Provision (release)............      (26)         --        (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2012...  $    32      $    3    $    35
                                         =======      ======    =======

   Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for both loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                     Recorded Investment
                       ----------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------            % of      Estimated     % of
                       > 1.20x  1.00x -1.20x < 1.00x  Total     Total    Fair Value     Total
-                      -------- ------------ ------- -------- -------   ------------- -------
                                   (In millions)                        (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  3,888    $  106    $   89  $  4,083    77.5 %   $  4,459       78.5 %
65% to 75%............      626        32        27       685    13.0          711       12.5
76% to 80%............      343         8        57       408     7.8          428        7.6
Greater than 80%......       39        28        23        90     1.7           81        1.4
                       --------    ------    ------  -------- -------     --------    -------
 Total                 $  4,896    $  174    $  196  $  5,266   100.0 %   $  5,679      100.0 %
                       ========    ======    ======  ======== =======     ========    =======
December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  3,324    $  135    $  210  $  3,669    68.1 %   $  3,888       69.9 %
65% to 75%............      719        54        52       825    15.3          852       15.3
76% to 80%............      199        --        26       225     4.2          221        4.0
Greater than 80%......      452       181        38       671    12.4          602       10.8
                       --------    ------    ------  -------- -------     --------    -------
 Total                 $  4,694    $  370    $  326  $  5,390   100.0 %   $  5,563      100.0 %
                       ========    ======    ======  ======== =======     ========    =======

  Credit Quality of Agricultural Mortgage Loans

  Information about the credit quality of agricultural mortgage loans is presented below at:

                                             December 31,
                             -------------------------------------------
                                      2012                   2011
                             --------------------   --------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- ------   ------------- ------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,184      94.0 %   $  1,129      84.7 %
      65% to 75%............         76       6.0          142      10.7
      76% to 80%............         --        --           62       4.6
                               --------    ------     --------    ------
       Total................   $  1,260     100.0 %   $  1,333     100.0 %
                               ========    ======     ========    ======

  The estimated fair value of agricultural mortgage loans was $1.3 billion and $1.4 billion at December 31, 2012 and 2011, respectively.

  Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at December 31, 2012 and 99% classified as performing at December 31, 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no loans in non-accrual status at both December 31, 2012 and December 31, 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Impaired Mortgage Loans

  Information regarding impaired mortgage loans including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the periods ended:

                                                          Loans without
                  Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
              ---------------------------------------- --------------------  --------------------------------------
               Unpaid                                   Unpaid                Unpaid             Average
              Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
               Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
              --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                         (In millions)
December 31,
  2012:
Commercial...   $  76     $  76      $  11      $ 65     $  --      $  --      $  76    $  65     $  67      $  2
Agricultural.      --        --         --        --        --         --         --       --        --        --
                -----     -----      -----      ----     -----      -----      -----    -----     -----      ----
 Total          $  76     $  76      $  11      $ 65     $  --      $  --      $  76    $  65     $  67      $  2
                =====     =====      =====      ====     =====      =====      =====    =====     =====      ====
December 31,
  2011:
Commercial...   $  23     $  23      $  15      $  8     $  15      $  15      $  38    $  23     $  29      $  2
Agricultural.      --        --         --        --        --         --         --       --         4        --
                -----     -----      -----      ----     -----      -----      -----    -----     -----      ----
 Total          $  23     $  23      $  15      $  8     $  15      $  15      $  38    $  23     $  33      $  2
                =====     =====      =====      ====     =====      =====      =====    =====     =====      ====

  Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $45 million and $13 million, respectively, for the year ended December 31, 2010; and interest income recognized for commercial and agricultural mortgage loans was $2 million and $0, respectively, for the year ended December 31, 2010.

  Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  The Company had one commercial mortgage loan modified during the year ended December 31, 2012 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $53 million pre-modification and $48 million post-modification. The Company had one commercial mortgage loan modified during the year ended December 31, 2011 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $15 million pre-modification and $15 million post-modification. There were no agricultural mortgage loans modified as a troubled debt restructuring during the years ended December 31, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  There were no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2012 and 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), loans to affiliates (see "-- Related Party Investment Transactions) and leveraged leases.

 Leveraged Leases

  Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  December 31,
                                                ----------------
                                                  2012     2011
                                                -------  -------
                                                  (In millions)
               Rental receivables, net......... $    92  $    92
               Estimated residual values.......      14       14
                                                -------  -------
                Subtotal.......................     106      106
               Unearned income.................     (37)     (42)
                                                -------  -------
                Investment in leveraged leases. $    69  $    64
                                                =======  =======

  Rental receivables are generally due in periodic installments. The payment periods range from three to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. At December 31, 2012 and 2011, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $53 million and $35 million at December 31, 2012 and 2011, respectively.

  The components of income from investment in leveraged leases, excluding net investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                        ---------------------------------
                                                                           2012        2011        2010
                                                                        ---------  ------------- --------
                                                                                   (In millions)
Income from investment in leveraged leases............................. $       5    $       8   $     --
Less: Income tax expense on leveraged leases...........................        (2)          (3)        --
                                                                        ---------    ---------   --------
Investment income after income tax from investment in leveraged leases. $       3    $       5   $     --
                                                                        =========    =========   ========

 Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $654 million and $583 million at December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                               Years Ended December 31,
                                                                           --------------------------------
                                                                              2012        2011        2010
                                                                           ---------  ------------- -------
                                                                                      (In millions)
Fixed maturity securities................................................. $   5,019    $   3,690   $   878
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................       (64)        (125)      (86)
                                                                           ---------    ---------   -------
   Total fixed maturity securities........................................     4,955        3,565       792
Equity securities.........................................................        12          (41)      (21)
Derivatives...............................................................       243          239      (109)
Short-term investments....................................................        (2)          (2)       (2)
Other.....................................................................       (17)          (5)       (3)
                                                                           ---------    ---------   -------
   Subtotal...............................................................     5,191        3,756       657
                                                                           ---------    ---------   -------
Amounts allocated from:
 Insurance liability loss recognition.....................................      (739)        (325)      (33)
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)..........................         4            9         5
 DAC and VOBA.............................................................      (671)        (509)     (119)
                                                                           ---------    ---------   -------
   Subtotal...............................................................    (1,406)        (825)     (147)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............        22           42        30
Deferred income tax benefit (expense).....................................    (1,358)      (1,063)     (198)
                                                                           ---------    ---------   -------
Net unrealized investment gains (losses).................................. $   2,449    $   1,910   $   342
                                                                           =========    =========   =======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                          2012         2011
                                                        ---------   ---------
                                                           (In millions)

    Balance, January 1,............................... $    (125)   $     (86)
    Noncredit OTTI losses recognized (1)..............        (3)           5
    Securities sold with previous noncredit OTTI loss.        35           26
    Subsequent changes in estimated fair value........        29          (70)
                                                        ---------   ---------
    Balance, December 31,............................. $     (64)   $    (125)
                                                        =========   =========

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $5 million and $8 million for the years ended December 31, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                          -------------------------
                                                                            2012     2011     2010
                                                                          -------  -------  -------
                                                                                (In millions)

Balance, beginning of period............................................. $ 1,910  $   342  $  (680)
Cumulative effect of change in accounting principles, net of income tax..      --       --       34
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.............................................................      61      (39)      39
Unrealized investment gains (losses) during the year.....................   1,374    3,138    1,778
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition.............................    (414)    (292)     (33)
 DAC and VOBA related to noncredit OTTI losses recognized in accumulated
   other comprehensive income (loss).....................................      (5)       4       (7)
 DAC and VOBA............................................................    (162)    (390)    (265)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)............     (20)      12      (11)
Deferred income tax benefit (expense)....................................    (295)    (865)    (513)
                                                                          -------  -------  -------
Balance, end of period................................................... $ 2,449  $ 1,910  $   342
                                                                          =======  =======  =======
Change in net unrealized investment gains (losses)....................... $   539  $ 1,568  $ 1,022
                                                                          =======  =======  =======

 Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholders' equity, other than the U.S. government and its agencies, at December 31, 2012 and 2011.

 Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                             December 31,
                                                           -----------------
                                                             2012     2011
                                                           -------- --------
                                                             (In millions)
   Securities on loan: (1)
    Amortized cost........................................ $  6,154 $  5,307
    Estimated fair value.................................. $  7,339 $  6,451
   Cash collateral on deposit from counterparties (2)..... $  7,502 $  6,456
   Security collateral on deposit from counterparties (3). $     51 $    137
   Reinvestment portfolio -- estimated fair value......... $  7,533 $  6,295

--------
(1)Included within fixed maturity securities, equity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans.

                                                                December 31,
                                                              -----------------
                                                                2012     2011
                                                              -------- --------
                                                                (In millions)

 Invested assets on deposit (regulatory deposits)............ $     58 $     51
 Invested assets pledged as collateral (1)...................    1,569      897
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $  1,627 $    948
                                                              ======== ========

--------

(1)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see
   Note 8).

 Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                       -----------------
                                                         2012     2011
                                                       -------- --------
                                                         (In millions)

       Outstanding principal and interest balance (1). $    560 $    560
       Carrying value (2)............................. $    459 $    418

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                             December 31,
                                                             -------------
                                                             2012   2011
                                                             -----  -----
                                                             (In millions)

       Contractually required payments (including interest). $ 172  $ 882
       Cash flows expected to be collected (1).............. $  88  $ 761
       Fair value of investments acquired................... $  55  $ 449

--------

(1)Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                            December 31,
                                                            ------------
                                                             2012   2011
                                                            -----  -----
                                                            (In millions)

       Accretable yield, January 1,........................ $ 320  $   5
       Investments purchased...............................    33    312
       Accretion recognized in earnings....................   (18)    (9)
       Disposals...........................................    (4)    --
       Reclassification (to) from nonaccretable difference.   (22)    12
                                                            -----  -----
       Accretable yield, December 31,...................... $ 309  $ 320
                                                            =====  =====

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2012. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $870 million at December 31, 2012. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended December 31, 2012, 2011 and 2010. Aggregate total assets of these entities totaled $178.3 billion and $173.1 billion at December 31, 2012 and 2011, respectively. Aggregate total liabilities of these entities totaled $12.4 billion and $13.7 billion at December 31, 2012 and 2011, respectively. Aggregate net income (loss) of these entities totaled $13.1 billion, $7.1 billion and $14.0 billion for the years ended

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                   December 31,
                                                                 -----------------
                                                                   2012     2011
                                                                 -------- --------
                                                                   (In millions)
CSEs: (1)
Assets:
 Mortgage loans held-for-investment (commercial mortgage loans). $  2,666 $  3,138
 Accrued investment income......................................       13       14
                                                                 -------- --------
   Total assets................................................. $  2,679 $  3,152
                                                                 ======== ========
Liabilities:
 Long-term debt................................................. $  2,559 $  3,065
 Other liabilities..............................................       13       14
                                                                 -------- --------
   Total liabilities............................................ $  2,572 $  3,079
                                                                 ======== ========

--------
(1)The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   remaining investment in the former QSPEs of $92 million and $59 million at estimated fair value at December 31, 2012 and 2011, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $163 million, $322 million and $402 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                 December 31,
                                                 ---------------------------------------------
                                                          2012                   2011
                                                 ---------------------- ----------------------
                                                             Maximum                Maximum
                                                 Carrying   Exposure    Carrying   Exposure
                                                   Amount   to Loss (1)   Amount   to Loss (1)
                                                 -------- ------------- -------- -------------
                                                                 (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $ 10,347   $ 10,347    $ 10,599   $ 10,599
 U.S. and foreign corporate.....................      651        651         658        658
Other limited partnership interests.............    1,408      1,930       1,302      1,982
Real estate joint ventures......................       71         74          22         26
                                                 --------   --------    --------   --------
 Total.......................................... $ 12,477   $ 13,002    $ 12,581   $ 13,265
                                                 ========   ========    ========   ========

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 15, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Net Investment Income

   The components of net investment income were as follows:

                                                                                 Years Ended December 31,
                                                                                ----------------------------------
                                                                                  2012        2011        2010
                                                                                 -------     -------     -------
                                                                                      (In millions)
Investment income:
Fixed maturity securities...................................................... $ 2,143     $ 2,147     $ 2,120
Equity securities..............................................................       9          10          16
FVO securities -- FVO general account securities (1)...........................       2           1          --
Mortgage loans.................................................................     357         347         301
Policy loans...................................................................      59          63          67
Real estate and real estate joint ventures.....................................      83          24         (24)
Other limited partnership interests............................................     167         176         190
Cash, cash equivalents and short-term investments..............................       5           5           9
International joint ventures...................................................      (2)         (5)        (10)
Other..........................................................................      (4)          3           3
                                                                                 -------     -------     -------
   Subtotal..................................................................     2,819       2,771       2,672
 Less: Investment expenses....................................................      101         100          97
                                                                                 -------     -------     -------
   Subtotal, net.............................................................     2,718       2,671       2,575
                                                                                 -------     -------     -------
FVO securities -- FVO contractholder-directed unit-linked investments (1)......      62          71         167
FVO CSEs -- interest income:
 Commercial mortgage loans....................................................      172         332         411
                                                                                 -------     -------     -------
   Subtotal..................................................................       234         403         578
                                                                                 -------     -------     -------
   Net investment income.....................................................   $ 2,952     $ 3,074     $ 3,153
                                                                                 =======     =======     =======
--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

                                                                                 Years Ended December 31,
                                                                                ----------------------------------
                                                                                  2012        2011        2010
                                                                                 -------     -------     -------
                                                                                      (In millions)
   FVO general account securities.............................................. $    --     $     2     $    --
   FVO contractholder-directed unit-linked investments......................... $    --     $   (11)    $   121

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                           -----------------------
                                                                             2012     2011    2010
                                                                           ------   ------  ------
                                                                               (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation....................................................... $  (16)  $  --   $  --
     Finance..............................................................     (7)     (9)     (7)
     Utility..............................................................     (3)     --      (2)
     Communications.......................................................     (2)    (11)     (4)
     Industrial...........................................................     (1)     (2)     --
     Consumer.............................................................     --      --     (10)
                                                                           ------   -----   -----
       Total U.S. and foreign corporate securities........................    (29)    (22)    (23)
     RMBS.................................................................    (20)    (17)    (18)
     ABS..................................................................     --      (5)     (1)
     CMBS.................................................................     --      (3)     (8)
                                                                           ------   -----   -----
 OTTI losses on fixed maturity securities recognized in earnings..........    (49)    (47)    (50)
 Fixed maturity securities -- net gains (losses) on sales and disposals...    145      81     123
                                                                           ------   -----   -----
   Total gains (losses) on fixed maturity securities......................     96      34      73
                                                                           ------   -----   -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common.................................................................     (9)     (2)     (2)
   Non-redeemable preferred...............................................     --      (6)     --
                                                                           ------   -----   -----
 OTTI losses on equity securities recognized in earnings..................     (9)     (8)     (2)
 Equity securities -- net gains (losses) on sales and disposals...........      5     (13)     30
                                                                           ------   -----   -----
   Total gains (losses) on equity securities..............................     (4)    (21)     28
                                                                           ------   -----   -----
 FVO securities -- FVO general account securities -- changes in estimated
   fair value subsequent to consolidation.................................      1      --      --
 Mortgage loans...........................................................     27      26     (18)
 Real estate and real estate joint ventures...............................     (3)     (1)    (21)
 Other limited partnership interests......................................     (2)     (5)    (13)
 Other investment portfolio gains (losses)................................      3      (9)     10
                                                                           ------   -----   -----
     Subtotal -- investment portfolio gains (losses)......................    118      24      59
                                                                           ------   -----   -----
FVO CSEs -- changes in estimated fair value subsequent to consolidation:
   Commercial mortgage loans..............................................      7     (84)    758
   Long-term debt -- related to commercial mortgage loans.................     27      93    (734)
Non-investment portfolio gains (losses)...................................     --       2      67
                                                                           ------   -----   -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)........     34      11      91
                                                                           ------   -----   -----
       Total net investment gains (losses)................................ $  152   $  35   $ 150
                                                                           ======   =====   =====

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $2 million, $(7) million and $78 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                             Years Ended December 31,
                                   ----------------------------------------------------------------------------
                                     2012     2011      2010     2012  2011   2010    2012     2011      2010
                                   -------  --------  --------  ----- -----  -----  -------  --------  --------
                                    Fixed Maturity Securities    Equity Securities             Total
                                   ---------------------------  ------------------  ---------------------------
                                                                   (In millions)
Proceeds.......................... $ 6,690  $ 11,634  $ 12,434  $ 39  $ 190  $ 109  $ 6,729  $ 11,824  $ 12,543
                                   =======  ========  ========  ====  =====  =====  =======  ========  ========
Gross investment gains............ $   186  $    182  $    244  $  9  $   9  $  31  $   195  $    191  $    275
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
Gross investment losses...........     (41)     (101)     (121)   (4)   (22)    (1)     (45)     (123)     (122)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
Total OTTI losses recognized in
 earnings:
  Credit-related..................     (42)      (38)      (47)   --     --     --      (42)      (38)      (47)
  Other (1).......................      (7)       (9)       (3)   (9)    (8)    (2)     (16)      (17)       (5)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
   Total OTTI losses recognized
    in earnings...................     (49)      (47)      (50)   (9)    (8)    (2)     (58)      (55)      (52)
                                   -------  --------  --------  ----  -----  -----  -------  --------  --------
    Net investment gains
     (losses)..................... $    96  $     34  $     73  $ (4) $ (21) $  28  $    92  $     13  $    101
                                   =======  ========  ========  ====  =====  =====  =======  ========  ========

--------
(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                   Years Ended December 31,
                                                                                  ------------------------
                                                                                    2012         2011
                                                                                   --------     --------
                                                                                     (In millions)
Balance, at January 1,........................................................... $     55     $     63
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired......................................................................        6            6
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired......................................................................       15           17
 Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI.......................................      (17)          (7)
 Securities impaired to net present value of expected future cash flows..........       --          (22)
 Increases in cash flows -- accretion of previous credit loss OTTI...............       --           (2)
                                                                                   --------     --------
Balance, at December 31,......................................................... $     59     $     55
                                                                                   ========     ========

  Related Party Investment Transactions

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                     2012    2011     2010
                                                                      -----   -----   ------
                                                                       (In millions)
Estimated fair value of invested assets transferred to affiliates... $  --   $  --   $  582
Amortized cost of invested assets transferred to affiliates......... $  --   $  --   $  533
Net investment gains (losses) recognized on transfers............... $  --   $  --   $   49
Estimated fair value of invested assets transferred from affiliates. $  --   $  33   $   46

  The Company loaned $310 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans. The carrying value of these loans was $306 million and $307 million at December 31, 2012, and 2011, respectively. A loan of $110 million bears interest at one-month London Inter-Bank Offered Rate ("LIBOR") + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan of $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $17 million for the year ended December 31, 2012 and $14 million for both the years ended December 31, 2011 and 2010.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $430 million at both December 31, 2012 and 2011. At December 31, 2011, the loans were outstanding with Exeter, an

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these loans was $25 million and $8 million for the years ended December 31, 2012 and 2011, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $67 million and $56 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company also had additional affiliated net investment income of less than $1 million for both years ended December 31, 2012 and 2011 and ($2) million for the year ended December 31, 2010.

8. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps. The Company utilizes inflation swaps in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

  To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

  Credit derivatives primarily include credit default swaps that are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit default swaps are also used to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities.

 Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps and exchange-traded equity futures.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

  To a lesser extent, the Company also uses total rate of return swaps ("TRRs") to hedge its equity market guarantees in certain of its insurance products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                  December 31,
                                                           -----------------------------------------------------------
                                                                       2012                           2011
                                                           -----------------------------  -----------------------------
                                                                     Estimated Fair Value           Estimated Fair Value
                                                           Notional --------------------  Notional --------------------
                         Primary Underlying Risk Exposure   Amount   Assets   Liabilities  Amount   Assets   Liabilities
                          -------------------------------- -------- -------  ------------ -------- -------  ------------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................. $    538 $    28     $   9     $    311 $    35     $   6
  Foreign currency swaps.. Foreign currency exchange rate.      122      --        14          598     188        19
                                                           -------- -------     -----     -------- -------     -----
   Subtotal...............                                      660      28        23          909     223        25
                                                           -------- -------     -----     -------- -------     -----
Cash flow hedges:
  Interest rate swaps..... Interest rate..................      658      99        --          355      96        --
  Interest rate forwards.. Interest rate..................      410      81        --          620     128        --
  Foreign currency swaps.. Foreign currency exchange rate.      524      16        14          445      31        12
                                                           -------- -------     -----     -------- -------     -----
   Subtotal...............                                    1,592     196        14        1,420     255        12
                                                           -------- -------     -----     -------- -------     -----
    Total qualifying
     hedges...............                                    2,252     224        37        2,329     478        37
                                                           -------- -------     -----     -------- -------     -----
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate..................   16,869   1,254       513       12,408   1,287       421
Interest rate floors...... Interest rate..................   15,136     318       274        7,986     330       152
Interest rate caps........ Interest rate..................    9,031      11        --       10,133      19        --
Interest rate futures..... Interest rate..................    2,771      --         7        3,766      10         1
Foreign currency swaps.... Foreign currency
                            exchange rate.................      811      60        35          749      78        31
Foreign currency forwards. Foreign currency
                            exchange rate.................      139      --         4          149       9        --
Credit default swaps...... Credit.........................    2,618      23         3        2,426      18        28
Equity futures............ Equity market..................    1,075      --        27        1,007       4        --
Equity options............ Equity market..................    2,845     469         1        2,111     482        --
Variance swaps............ Equity market..................    2,346      11        62        2,430      51         8
TRRs...................... Equity market..................      300      --         7          129      --         2
                                                           -------- -------     -----     -------- -------     -----
  Total non-designated or non-qualifying derivatives....     53,941   2,146       933       43,294   2,288       643
                                                           -------- -------     -----     -------- -------     -----
   Total...............................................    $ 56,193 $ 2,370     $ 970     $ 45,623 $ 2,766     $ 680
                                                           ======== =======     =====     ======== =======     =====

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2012     2011     2010
                                                 -------  --------- ------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $  (289) $     846 $  (74)
     Embedded derivatives.......................   1,269        273    132
                                                 -------  --------- ------
      Total net derivative gains (losses)....... $   980  $   1,119 $   58
                                                 =======  ========= ======

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives for the:

                                                       Years Ended December 31,
                                                       -----------------------
                                                         2012     2011   2010
                                                       -------   ------ -------
                                                            (In millions)
  Qualifying hedges:
   Net investment income.............................. $     2   $    2 $     2
   Interest credited to policyholder account balances.      18       41      37
  Non-qualifying hedges:
   Net derivative gains (losses)......................     127       83       6
   Policyholder benefits and claims...................      (6)      --      --
                                                       -------   ------ -------
     Total............................................ $   141   $  126 $    45
                                                       =======   ====== =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
For the Year Ended December 31, 2012:
 Interest rate derivatives..................    $    (5)     $    --     $    --
 Foreign currency exchange rate derivatives.         (4)          --          --
 Credit derivatives.........................         30           --          --
 Equity derivatives.........................       (413)          (4)        (51)
                                                -------      -------     -------
   Total....................................    $  (392)     $    (4)    $   (51)
                                                =======      =======     =======
For the Year Ended December 31, 2011:
 Interest rate derivatives..................    $   701      $    --     $    --
 Foreign currency exchange rate derivatives.         27           --          --
 Credit derivatives.........................         --           --          --
 Equity derivatives.........................         45           (7)         (4)
                                                -------      -------     -------
   Total....................................    $   773      $    (7)    $    (4)
                                                =======      =======     =======
For the Year Ended December 31, 2010:
 Interest rate derivatives..................    $    38      $    --     $    --
 Foreign currency exchange rate derivatives.        (29)          --          --
 Credit derivatives.........................         --           --          --
 Equity derivatives.........................        (48)          (7)         --
                                                -------      -------     -------
   Total....................................    $   (39)     $    (7)    $    --
                                                =======      =======     =======

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
For the Year Ended December 31, 2012:
Interest rate swaps:...... Fixed maturity securities....    $      (3)     $       1       $      (2)
                           Policyholder liabilities (1).          (10)             8              (2)
Foreign currency swaps:... Foreign-denominated PABs (2).          (29)            20              (9)
                                                            ---------      ---------       ---------
 Total.................................................     $     (42)     $      29       $     (13)
                                                            =========      =========       =========
For the Year Ended December 31, 2011:
Interest rate swaps:...... Fixed maturity securities....    $      (7)     $       5       $      (2)
                           Policyholder liabilities (1).           36            (38)             (2)
Foreign currency swaps:... Foreign-denominated PABs (2).          (52)            30             (22)
                                                            ---------      ---------       ---------
 Total.................................................     $     (23)     $      (3)      $     (26)
                                                            =========      =========       =========
For the Year Ended December 31, 2010:
Interest rate swaps:...... Fixed maturity securities....    $      (1)     $       1       $      --
                           Policyholder liabilities (1).          (13)             8              (5)
Foreign currency swaps:... Foreign-denominated PABs (2).          (38)            14             (24)
                                                            ---------      ---------       ---------
 Total.................................................     $     (52)     $      23       $     (29)
                                                            =========      =========       =========

--------
(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

 Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified $0, $1 million and an insignificant amount from AOCI into net derivative gains (losses) for the years ended December 31, 2012, 2011 and 2010, respectively, related to such discontinued cash flow hedges.

  At December 31, 2012 and 2011, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed seven years and five years, respectively.

  At December 31, 2012 and 2011, the balance in AOCI associated with cash flow hedges was $243 million and $239 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                                  Amount of Gains (Losses)  Amount and Location of Gains       Amount and Location of
                                  Deferred in Accumulated    (Losses) Reclassified from            Gains (Losses)
Derivatives in Cash Flow         Other Comprehensive Income Accumulated Other Comprehensive  Recognized in Income (Loss)
Hedging Relationships              (Loss) on Derivatives    Income (Loss) into Income (Loss)       on Derivatives
------------------------         -------------------------- -------------------------------- ---------------------------
                                    (Effective Portion)          (Effective Portion)            (Ineffective Portion)
                                 -------------------------- -------------------------------- ---------------------------
                                                            Net Derivative   Net Investment        Net Derivative
                                                            Gains (Losses)       Income            Gains (Losses)
                                                            --------------   --------------  ---------------------------
                                                                    (In millions)
For the Year Ended December 31,
 2012:
  Interest rate swaps...........     $              21      $          --     $        --         $              1
  Interest rate forwards........                     1                  1               1                       --
  Foreign currency swaps........                   (15)                 1              --                       (1)
  Credit forwards...............                    --                 --              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $               7      $           2     $         1         $             --
                                     =================      =============     ===========         ================
For the Year Ended December 31,
 2011:
  Interest rate swaps...........     $             132      $           1     $        --         $             --
  Interest rate forwards........                   208                  9              --                        1
  Foreign currency swaps........                    17                 (2)             --                       --
  Credit forwards...............                    --                  1              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $             357      $           9     $        --         $              1
                                     =================      =============     ===========         ================
For the Year Ended December 31,
 2010:
  Interest rate swaps...........     $             (44)     $          --     $        --         $             --
  Interest rate forwards........                   (71)                 4              --                       (1)
  Foreign currency swaps........                    (6)                (3)             --                       --
  Credit forwards...............                    14                 --              --                       --
                                     -----------------      -------------     -----------         ----------------
  Total.........................     $            (107)     $           1     $        --         $             (1)
                                     =================      =============     ===========         ================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2012, $1 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.5 billion and $2.1 billion at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012 and 2011, the Company would have received $22 million and paid $11 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                              December 31,
                                              -----------------------------------------------------------------------------
                                                               2012                                   2011
                                              -------------------------------------- --------------------------------------
                                                            Maximum                                Maximum
                                              Estimated    Amount of                 Estimated      Amount
                                              Fair Value     Future       Weighted   Fair Value   of Future      Weighted
                                              of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced        Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                          Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------------       ---------- -------------- ------------ ---------- -------------- ------------
                                                    (In millions)                          (In millions)
Aaa/Aa/A
Single name credit default swaps (corporate).  $      3     $    167        3.2       $      2     $    212        4.3
Credit default swaps referencing indices.....        10          650        2.1             --          661        3.1
                                               --------     --------                  --------     --------
  Subtotal...................................        13          817        2.3              2          873        3.4
                                               --------     --------                  --------     --------
Baa
Single name credit default swaps (corporate).         4          479        3.8            (6)          434        4.6
Credit default swaps referencing indices.....         5        1,124        4.8            (7)          793        4.8
                                               --------     --------                  --------     --------
  Subtotal...................................         9        1,603        4.5           (13)        1,227        4.7
                                               --------     --------                  --------     --------
B
Single name credit default swaps (corporate).        --           --         --             --           --         --
Credit default swaps referencing indices.....        --           36        5.0             --           --         --
                                               --------     --------                  --------     --------
  Subtotal...................................        --           36        5.0             --           --         --
                                               --------     --------                  --------     --------
   Total.....................................  $     22     $  2,456        3.8       $   (11)     $  2,100        4.2
                                               ========     ========                  ========     ========

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $897 million and $1.6 billion, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2012 and 2011, the Company had received collateral consisting of various securities with a fair market value of $689 million and $315 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                            Estimated
                                          Fair Value of
                                            Collateral         Fair Value of Incremental
                                          Provided (2):        Collateral Provided Upon:
                                          -------------- --------------------------------------
                                                                           Downgrade in the
                                                                       Company's Credit Rating
                                                                       to a Level that Triggers
                         Estimated                         One Notch        Full Overnight
                       Fair Value of                     Downgrade In    Collateralization or
                     Derivatives in Net   Fixed Maturity the Company's      Termination of
                   Liability Position (1)   Securities   Credit Rating the Derivative Position
                   ---------------------- -------------- ------------- ------------------------
                                                  (In millions)
December 31, 2012.       $      143          $    121       $    2             $    28
December 31, 2011.       $       14          $      9       $    1             $    10

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2012 and 2011, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2012 and 2011, the Company provided cash collateral for exchange-traded futures of $86 million and $140 million, respectively, which is included in premiums, reinsurance and other receivables.

 Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; and certain debt and equity securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                          December 31,
                                                                       ------------------
                                          Balance Sheet Location         2012      2011
                                      -------------------------------- --------  --------
                                                                          (In millions)
Net embedded derivatives within asset host contracts:
 Ceded guaranteed minimum benefits... Premiums, reinsurance and other receivables..................... $  3,551  $  2,815
 Options embedded in debt or equity
   securities........................ Investments.....................      (14)       (2)
                                                                       --------  --------
 Net embedded derivatives within asset host contracts................  $  3,537  $  2,813
                                                                       ========  ========
Net embedded derivatives within liability host contracts:
 Direct guaranteed minimum benefits.. PABs............................ $    705  $  1,363
 Assumed guaranteed minimum
   benefits.......................... PABs............................        4         4
 Funds withheld on ceded reinsurance. Other liabilities...............      552       416
                                                                       --------  --------
   Net embedded derivatives within liability host contracts........    $  1,261  $  1,783
                                                                       ========  ========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2012      2011   2010
                                                 --------   ------ ------
                                                     (In millions)
         Net derivative gains (losses) (1), (2). $  1,269   $  273 $  132

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($235) million, 354 million and ($153) million for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $124 million, ($476) million and $210 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


9. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                        Level 1  Unadjusted quoted prices in active
                                 markets for identical assets or
                                 liabilities. The Company defines
                                 active markets based on average
                                 trading volume for equity securities.
                                 The size of the bid/ask spread is
                                 used as an indicator of market
                                 activity for fixed maturity
                                 securities.

                        Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                        Level 3  Unobservable inputs that are
                                 supported by little or no market
                                 activity and are significant to the
                                 determination of estimated fair value
                                 of the assets or liabilities.
                                 Unobservable inputs reflect the
                                 reporting entity's own assumptions
                                 about the assumptions that market
                                 participants would use in pricing the
                                 asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                        December 31, 2012
                                                      ------------------------------------------------------
                                                               Fair Value Hierarchy
                                                      --------------------------------------
                                                                                             Total Estimated
                                                        Level 1      Level 2      Level 3      Fair Value
                                                      ------------ ------------ ------------ ---------------
                                                                          (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate..................................... $         -- $     17,461 $      1,434  $     18,895
  Foreign corporate..................................           --        8,577          868         9,445
  U.S. Treasury and agency...........................        5,082        3,782           --         8,864
  RMBS...............................................           --        5,460          278         5,738
  CMBS...............................................           --        2,231          125         2,356
  State and political subdivision....................           --        2,304           25         2,329
  ABS................................................           --        1,910          343         2,253
  Foreign government.................................           --        1,085            3         1,088
                                                      ------------ ------------ ------------  ------------
   Total fixed maturity securities...................        5,082       42,810        3,076        50,968
                                                      ------------ ------------ ------------  ------------
Equity securities:
  Common stock.......................................           70           81           26           177
  Non-redeemable preferred stock.....................           --           47           93           140
                                                      ------------ ------------ ------------  ------------
   Total equity securities...........................           70          128          119           317
                                                      ------------ ------------ ------------  ------------
FVO securities:
  FVO general account securities.....................           --            9           --             9
  FVO contractholder-directed unit-linked
   investments (1)...................................           --           --           --            --
                                                      ------------ ------------ ------------  ------------
   Total FVO securities..............................           --            9           --             9
                                                      ------------ ------------ ------------  ------------
Short-term investments (2)...........................        1,233        1,285           13         2,531
Mortgage loans held by CSEs..........................           --        2,666           --         2,666
Derivative assets: (3)
  Interest rate......................................           --        1,643          148         1,791
  Foreign currency exchange rate.....................           --           76           --            76
  Credit.............................................           --           13           10            23
  Equity market......................................           --          469           11           480
                                                      ------------ ------------ ------------  ------------
   Total derivative assets...........................           --        2,201          169         2,370
                                                      ------------ ------------ ------------  ------------
Net embedded derivatives within asset host contracts
 (4).................................................           --           --        3,551         3,551
Separate account assets (5)..........................          201       85,772          141        86,114
                                                      ------------ ------------ ------------  ------------
   Total assets...................................... $      6,586 $    134,871 $      7,069  $    148,526
                                                      ============ ============ ============  ============
Liabilities:
Derivative liabilities: (3)
  Interest rate...................................... $          7 $        767 $         29  $        803
  Foreign currency exchange rate.....................           --           67           --            67
  Credit.............................................           --            3           --             3
  Equity market......................................           27            8           62            97
                                                      ------------ ------------ ------------  ------------
   Total derivative liabilities......................           34          845           91           970
                                                      ------------ ------------ ------------  ------------
Net embedded derivatives within liability host
 contracts (4).......................................           --           --        1,261         1,261
Long-term debt of CSEs...............................           --        2,559           --         2,559
                                                      ------------ ------------ ------------  ------------
   Total liabilities................................. $         34 $      3,404 $      1,352  $      4,790
                                                      ============ ============ ============  ============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

                                                                             December 31, 2011
                                                      ---------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                      ----------------------------------------------
                                                                                                     Total Estimated
                                                         Level 1         Level 2         Level 3       Fair Value
                                                      -------------- --------------- --------------- ----------------
                                                                               (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate..................................... $           -- $        15,907 $         1,432 $         17,339
  Foreign corporate..................................             --           7,913             580            8,493
  U.S. Treasury and agency...........................          4,326           3,722              --            8,048
  RMBS...............................................             --           6,255             239            6,494
  CMBS...............................................             --           2,080             147            2,227
  State and political subdivision....................             --           2,032              23            2,055
  ABS................................................             --           1,658             220            1,878
  Foreign government.................................             --           1,245               2            1,247
                                                      -------------- --------------- --------------- ----------------
   Total fixed maturity securities...................          4,326          40,812           2,643           47,781
                                                      -------------- --------------- --------------- ----------------
Equity securities:
  Common stock.......................................             51              74              21              146
  Non-redeemable preferred stock.....................             --              30              76              106
                                                      -------------- --------------- --------------- ----------------
   Total equity securities...........................             51             104              97              252
                                                      -------------- --------------- --------------- ----------------
FVO securities:
  FVO general account securities.....................             --              49              --               49
  FVO contractholder-directed unit-linked
   investments.......................................          3,616              --              --            3,616
                                                      -------------- --------------- --------------- ----------------
   Total FVO securities..............................          3,616              49              --            3,665
                                                      -------------- --------------- --------------- ----------------
Short-term investments (2)...........................            865           1,684              10            2,559
Mortgage loans held by CSEs..........................             --           3,138              --            3,138
Derivative assets: (3)
  Interest rate......................................             10           1,708             187            1,905
  Foreign currency exchange rate.....................             --             306              --              306
  Credit.............................................             --              12               6               18
  Equity market......................................              4             482              51              537
                                                      -------------- --------------- --------------- ----------------
   Total derivative assets...........................             14           2,508             244            2,766
                                                      -------------- --------------- --------------- ----------------
Net embedded derivatives within asset host contracts
 (4).................................................             --              --           2,815            2,815
Separate account assets (5)..........................            185          72,244             130           72,559
                                                      -------------- --------------- --------------- ----------------
   Total assets...................................... $        9,057 $       120,539 $         5,939 $        135,535
                                                      ============== =============== =============== ================
Liabilities:
Derivative liabilities: (3)
  Interest rate...................................... $            1 $           566 $            13 $            580
  Foreign currency exchange rate.....................             --              62              --               62
  Credit.............................................             --              21               7               28
  Equity market......................................             --               2               8               10
                                                      -------------- --------------- --------------- ----------------
   Total derivative liabilities......................              1             651              28              680
                                                      -------------- --------------- --------------- ----------------
Net embedded derivatives within liability host
 contracts (4).......................................             --              --           1,783            1,783
Long-term debt of CSEs...............................             --           3,065              --            3,065
                                                      -------------- --------------- --------------- ----------------
   Total liabilities................................. $            1 $         3,716 $         1,811 $          5,528
                                                      ============== =============== =============== ================

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

--------
(1)During June 2012, the Company disposed of MetLife Europe which held the FVO contractholder-directed unit-linked investments. See Note 3.

(2)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(3)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(4)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2012, fixed maturity securities and equity securities included embedded derivatives of $0 and ($14) million, respectively. At December 31, 2011, fixed maturity securities and equity securities included embedded derivatives of $1 million and ($3) million, respectively.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 0.5% of the total estimated fair value of fixed maturity securities and 8% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs

    When available, the estimated fair value of these investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs is determined on a basis consistent with the methodologies described herein for securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


   Level 2 Valuation Techniques and Key Inputs:

     This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. FVO securities and short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

     U.S. corporate and foreign corporate securities

       These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

     U.S. Treasury and agency securities

       These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

     Common and non-redeemable preferred stock

       These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Level 3 Valuation Techniques and Key Inputs:

     In general, fixed maturity securities and equity securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

     Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

     U.S. corporate and foreign corporate securities

       These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

     Structured securities comprised of RMBS, CMBS and ABS

       These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

     Foreign government and state and political subdivision securities

       These securities are principally valued using the market and income approaches. Valuation is based primarily on independent non-binding broker quotations and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

     Common and non-redeemable preferred stock

       These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loans Held by CSEs

    The Company consolidates certain securitization entities that hold mortgage loans.

    Level 2 Valuation Techniques and Key Inputs:

     These investments are principally valued using the market approach. The principal market for these investments is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents.

    Level 2 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAVs provided by the fund managers.

   Level 3 Valuation Techniques and Key Inputs:

     These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "--Investments."

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

    Interest rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and LIBOR basis curves.

     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

    Foreign currency exchange rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

    Credit

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

    Equity market

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

   Level 3 Valuation Techniques and Key Inputs:

     These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

    Interest rate

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

    Credit

     Non-option-based. -- Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

    Equity market

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

 Embedded Derivatives

  Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

  Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

  The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

  The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

     Direct and Assumed Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

     Reinsurance Ceded on Certain Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

  Transfers into or out of Level 3:

    Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.


                                               Valuation Techniques                  Significant Unobservable Inputs
                                        ------------------------------------ ------------------------------------------------
Fixed maturity securities:

  U.S. corporate and foreign corporate  . Matrix pricing                     . Delta spread adjustments (1)
                                                                             .Illiquidity premium (1)
                                                                             .Spreads from below investment grade curves (1)
                                                                             .Offered quotes (2)
                                        .Market pricing                      .Quoted prices (2)
                                        .Consensus pricing                   .Offered quotes (2)
                                        -------------------------------------------------------------------------------------

  RMBS                                  .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        -------------------------------------------------------------------------------------

  CMBS                                  .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        -------------------------------------------------------------------------------------

  ABS                                   .Matrix pricing and discounted cash
                                         flow                                .Spreads from below investment grade curves (1)
                                        .Market pricing                      .Quoted prices (2)
                                        .Consensus pricing                   .Offered quotes (2)
                                        -------------------------------------------------------------------------------------

Derivatives:

  Interest rate                         .Present value techniques            .Swap yield (1)
                                        -------------------------------------------------------------------------------------

  Credit                                .Present value techniques            .Credit spreads (1)
                                        .Consensus pricing                   .Offered quotes (3)
                                        -------------------------------------------------------------------------------------
  Equity market                         .Present value techniques            .Volatility
                                        -------------------------------------------------------------------------------------

Embedded derivatives:

  Direct and ceded guaranteed
 minimum benefits                       .Option pricing techniques           .Mortality rates:
                                                                                Ages 0 - 40
                                                                                Ages 41 -60
                                                                                Ages 61 -115
                                                                             .Lapse rates:
                                                                                Durations 1 - 10
                                                                                Durations 11 - 20
                                                                                Durations 21 - 116

                                                                             .Utilization rates (4)
                                                                             .Withdrawal rates
                                                                             .Long-term equity volatilities
                                                                             .Nonperformance risk spread
                                        -------------------------------------------------------------------------------------

                                                                   Weighted
        Significant Unobservable Inputs               Range        Average
------------------------------------------------ --------------    --------


.. Delta spread adjustments (1)                       9  -     500    105
..Illiquidity premium (1)                            30  -      30
..Spreads from below investment grade curves (1)   (157) -     876    227
..Offered quotes (2)                                100  -     100
..Quoted prices (2)                                 (40) -     577    143
..Offered quotes (2)                                 35  -     555
-------------------------


..Spreads from below investment grade curves (1)     40  -   2,367    436
..Quoted prices (2)                                 100  -     100    100
-------------------------


..Spreads from below investment grade curves (1)     10  -   9,164    413
..Quoted prices (2)                                 100  -     104    102
-------------------------


..Spreads from below investment grade curves (1)     --  -     900    152
..Quoted prices (2)                                  97  -     102    100
..Offered quotes (2)                                 50  -     111
-------------------------



..Swap yield (1)                                    221  -     353
-------------------------

..Credit spreads (1)                                100  -     100
..Offered quotes (3)
-------------------------
..Volatility                                         18% -      26%
-------------------------




..Mortality rates:
   Ages 0 - 40                                       0% -    0.10%
   Ages 41 -60                                    0.05% -    0.64%
   Ages 61 -115                                   0.32% -     100%
..Lapse rates:
   Durations 1 - 10                               0.50% -     100%
   Durations 11 - 20                                 3% -     100%
   Durations 21 - 116                                3% -     100%

..Utilization rates (4)                              20% -      50%
..Withdrawal rates                                 0.07% -      10%
..Long-term equity volatilities                   17.40% -      25%
..Nonperformance risk spread                       0.10% -    0.67%
-------------------------

--------
(1)For this unobservable input, range and weighted average are presented in basis points.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(3)At December 31, 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(4)This range is attributable to certain GMIBs and lifetime withdrawal benefits.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments -- Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The long-term debt of CSEs is valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these assets and liabilities is similar in nature to that described below. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements" and Note 10.

  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

   Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS, CMBS and ABS, changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

  Interest rate derivatives

   Significant increases (decreases) in the unobservable portion of the swap yield curve in isolation will result in substantial valuation changes.

  Credit derivatives

   Credit derivatives with significant unobservable inputs are primarily comprised of credit default swaps written by the Company. Significant credit spread widening in isolation will result in substantially higher adverse valuations, while significant spread tightening will result in substantially lower adverse valuations. Significant increases (decreases) in offered quotes in isolation will result in substantially higher (lower) valuations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Equity market derivatives

   Significant decreases in equity volatility in isolation will adversely impact overall valuation, while significant increases in equity volatility will result in substantial valuation increases.

  Direct and ceded guaranteed minimum benefits

   For any increase (decrease) in mortality and lapse rates, the fair value of the guarantees will decrease (increase). For any increase (decrease) in utilization and volatility, the fair value of the guarantees will increase (decrease). Specifically for GMWBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will increase (decrease). Specifically for GMABs and GMIBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will decrease (increase).

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------
                                                                   Fixed Maturity Securities:
                                      -------------------------------------------------------------------------------------
                                                               U.S.                         State and
                                         U.S.      Foreign   Treasury                       Political             Foreign
                                       Corporate  Corporate and Agency   RMBS      CMBS    Subdivision    ABS    Government
                                      ----------  --------- ---------- --------  --------  ----------- --------  ----------
                                                                          (In millions)
Year Ended December 31, 2012:
Balance, January 1,.................. $    1,432  $    580   $    --   $    239  $    147    $    23   $    220   $      2
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)........
   Net investment income.............          7        --        --         --        --         --         --         --
   Net investment gains (losses).....         --       (24)       --         (4)       (1)        --         --         --
   Net derivative gains (losses).....         --        --        --         --        --         --         --         --
  Other comprehensive income (loss)..         66        44        --         39         6          2          8          1
Purchases (3)........................        227       269        --         61        22         --        148         --
Sales (3)............................       (183)      (56)       --        (63)      (71)        --        (15)        --
Issuances (3)........................         --        --        --         --        --         --         --         --
Settlements (3)......................         --        --        --         --        --         --         --         --
Transfers into Level 3 (4)...........         76        68        --          6        39         --         --         --
Transfers out of Level 3 (4).........       (191)      (13)       --         --       (17)        --        (18)        --
                                      ----------  --------   -------   --------  --------    -------   --------   --------
Balance, December 31,................ $    1,434  $    868   $    --   $    278  $    125    $    25   $    343   $      3
                                      ==========  ========   =======   ========  ========    =======   ========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        7  $      1   $    --   $     --  $     --    $    --   $     --   $     --
   Net investment gains (losses)..... $       --  $    (16)  $    --   $     (2) $     --    $    --   $     --   $     --
   Net derivative gains (losses)..... $       --  $     --   $    --   $     --  $     --    $    --   $     --   $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ---------------------------------------------------------------------------------------
                                       Equity Securities:                       Net Derivatives: (6)
                                      -------------------              -------------------------------------
                                                   Non-                          Foreign
                                                redeemable                       Currency                           Net
                                       Common   Preferred  Short-term  Interest  Exchange            Equity      Embedded
                                       Stock      Stock    Investments   Rate      Rate    Credit    Market   Derivatives (7)
                                      --------  ---------- ----------- --------  -------- --------  --------  ---------------
                                                                                (In millions)
Year Ended December 31, 2012:
Balance, January 1,.................. $     21   $     76   $     10   $    174  $    --  $     (1) $     43     $  1,032
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............       --         --         --         --       --        --        --           --
   Net investment gains (losses).....       (2)        --         --         --       --        --        --           --
   Net derivative gains (losses).....       --         --         --          1       --        10       (91)       1,273
 Other comprehensive income (loss)...        9         20         --          1       --        --        --           --
Purchases (3)........................       --         --         13         --       --        --        --           --
Sales (3)............................       (2)        (3)       (10)        --       --        --        --           --
Issuances (3)........................       --         --         --        (10)      --        --        --           --
Settlements (3)......................       --         --         --        (47)      --        --        (3)         (15)
Transfers into Level 3 (4)...........       --         --         --         --       --        --        --           --
Transfers out of Level 3 (4).........       --         --         --         --       --         1        --           --
                                      --------   --------   --------   --------  -------  --------  --------     --------
Balance, December 31,................ $     26   $     93   $     13   $    119  $    --  $     10  $    (51)    $  2,290
                                      ========   ========   ========   ========  =======  ========  ========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $     --   $     --   $     --   $     --  $    --  $     --  $     --     $     --
   Net investment gains (losses)..... $     (4)  $     --   $     --   $     --  $    --  $     --  $     --     $     --
   Net derivative gains (losses)..... $     --   $     --   $     --   $      3  $    --  $     11  $    (88)    $  1,282

                                      ----------



                                       Separate
                                       Account
                                      Assets (8)
                                      ----------

Year Ended December 31, 2012:
Balance, January 1,..................  $    130
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --
   Net investment gains (losses).....        16
   Net derivative gains (losses).....        --
 Other comprehensive income (loss)...        --
Purchases (3)........................         1
Sales (3)............................        (5)
Issuances (3)........................        --
Settlements (3)......................        --
Transfers into Level 3 (4)...........         1
Transfers out of Level 3 (4).........        (2)
                                       --------
Balance, December 31,................  $    141
                                       ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.............  $     --
   Net investment gains (losses).....  $     --
   Net derivative gains (losses).....  $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ----------------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                      ----------------------------------------------------------------------------------------
                                                                U.S.                           State and
                                         U.S.      Foreign    Treasury                         Political              Foreign
                                       Corporate  Corporate  and Agency    RMBS       CMBS    Subdivision    ABS     Government
                                      ----------  ---------  ---------- ---------  ---------  ----------- ---------  ----------
                                                                            (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $    1,510  $     880  $      34  $     282  $     130   $      32  $     321  $      14
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          6          1         --          1         --          --         --         --
   Net investment gains (losses).....         32        (20)        --         (5)        --          --         (6)        --
   Net derivative gains (losses).....         --         --         --         --         --          --         --         --
 Other comprehensive income (loss)...         80         22         --         (9)        19          (8)         8         --
Purchases (3)........................         76        282         --         16         17          --        166         --
Sales (3)............................       (175)      (515)        --        (34)       (19)         (1)       (46)       (12)
Issuances (3)........................         --         --         --         --         --          --         --         --
Settlements (3)......................         --         --         --         --         --          --         --         --
Transfers into Level 3 (4)...........         40          3         --          1         --          --         --         --
Transfers out of Level 3 (4).........       (137)       (73)       (34)       (13)        --          --       (223)        --
                                      ----------  ---------  ---------  ---------  ---------   ---------  ---------  ---------
Balance, December 31,................ $    1,432  $     580  $      --  $     239  $     147   $      23  $     220  $       2
                                      ==========  =========  =========  =========  =========   =========  =========  =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        6  $       1  $      --  $       1  $      --   $      --  $      --  $      --
   Net investment gains (losses)..... $       --  $      (9) $      --  $      (5) $      --   $      --  $      (2) $      --
   Net derivative gains (losses)..... $       --  $      --  $      --  $      --  $      --   $      --  $      --  $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -------------------------------------------------------------------------------------------
                                       Equity Securities:                         Net Derivatives: (6)
                                      --------------------              ----------------------------------------
                                                    Non-                           Foreign
                                                 redeemable                        Currency                             Net
                                        Common   Preferred  Short-term   Interest  Exchange              Equity      Embedded
                                        Stock      Stock    Investments    Rate      Rate      Credit    Market   Derivatives (7)
                                      ---------  ---------- ----------- ---------  --------- ---------  --------  ---------------
                                                                                  (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $      22  $     214   $     173  $     (61) $      -- $      11  $     12     $     677
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --         --          --         --         --        --        --            --
   Net investment gains (losses).....         2        (24)         (1)        --         --        --        --            --
   Net derivative gains (losses).....        --         --          --         50         --       (10)       32           277
 Other comprehensive income (loss)...        (6)         1          --        199         --        --        --            --
Purchases (3)........................         9         --          10         --         --        --         3            --
Sales (3)............................        (6)      (115)       (172)        --         --        --        --            --
Issuances (3)........................        --         --          --         --         --        (1)       (4)           --
Settlements (3)......................        --         --          --        (13)        --        (1)       --            78
Transfers into Level 3 (4)...........        --         --          --         (1)        --        --        --            --
Transfers out of Level 3 (4).........        --         --          --         --         --        --        --            --
                                      ---------  ---------   ---------  ---------  --------- ---------  --------     ---------
Balance, December 31,................ $      21  $      76   $      10  $     174  $      -- $      (1) $     43     $   1,032
                                      =========  =========   =========  =========  ========= =========  ========     =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $      --  $      --   $      --  $      --  $      -- $      --  $     --     $      --
   Net investment gains (losses)..... $      --  $      (3)  $      --  $      --  $      -- $      --  $     --     $      --
   Net derivative gains (losses)..... $      --  $      --   $      --  $      39  $      -- $     (10) $     33     $     279

                                      ----------



                                       Separate
                                       Account
                                      Assets (8)
                                      ----------

Year Ended December 31, 2011:
Balance, January 1,.................. $     133
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............        --
   Net investment gains (losses).....        (7)
   Net derivative gains (losses).....        --
 Other comprehensive income (loss)...        --
Purchases (3)........................         5
Sales (3)............................        (1)
Issuances (3)........................        --
Settlements (3)......................        --
Transfers into Level 3 (4)...........        --
Transfers out of Level 3 (4).........        --
                                      ---------
Balance, December 31,................ $     130
                                      =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $      --
   Net investment gains (losses)..... $      --
   Net derivative gains (losses)..... $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -----------------------------------------------------------------------------------------
                                                                      Fixed Maturity Securities:
                                      -----------------------------------------------------------------------------------------
                                                                U.S.                           State and
                                         U.S.      Foreign    Treasury                         Political               Foreign
                                       Corporate  Corporate  and Agency    RMBS       CMBS    Subdivision     ABS     Government
                                      ----------  ---------  ---------- ---------  ---------  ----------- ----------  ----------
                                                                            (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $    1,605  $     994  $      33  $     272  $      45  $       32  $      290  $      16
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          7         (1)        --          1         --          --           1         --
   Net investment gains (losses).....         (5)        (3)        --         (4)        --          --          (5)        --
   Net derivative gains (losses).....         --         --         --         --         --          --          --         --
 Other comprehensive income (loss)...         79         90          2         47         21           4          34         --
Purchases, sales, issuances and
 settlements (3).....................       (173)      (199)        (1)       (48)         1          (1)         53          4
Transfers into Level 3 (4)...........        147        114         --         21         85          --          --          3
Transfers out of Level 3 (4).........       (150)      (115)        --         (7)       (22)         (3)        (52)        (9)
                                      ----------  ---------  ---------  ---------  ---------  ----------  ----------  ---------
Balance, December 31,................ $    1,510  $     880  $      34  $     282  $     130  $       32  $      321  $      14
                                      ==========  =========  =========  =========  =========  ==========  ==========  =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        6  $      --  $      --  $      --  $      --  $       --  $        1  $      --
   Net investment gains (losses)..... $      (10) $      --  $      --  $      (2) $      --  $       --  $       --  $      --
   Net derivative gains (losses)..... $       --  $      --  $      --  $      --  $      --  $       --  $       --  $      --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ---------------------------------------------------------------------------------------
                                      Equity Securities:                  Net Derivatives: (6)
-                                     ----------------               ------------------------------
                                                 Non-                         Foreign
                                              redeemable                      Currency                     Net        Separate
                                      Common  Preferred  Short-term  Interest Exchange        Equity    Embedded      Account
                                      Stock     Stock    Investments   Rate     Rate   Credit Market Derivatives (7) Assets (8)
                                      ------  ---------- ----------- -------- -------- ------ ------ --------------- ----------
                                                                           (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $   11   $    258    $     8    $   2    $   23  $   4  $  18     $     445      $  153
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.............     --         --          1       --        --     --     --            --          --
   Net investment gains (losses).....      5         15         --       --        --     --     --            --          (5)
   Net derivative gains (losses).....     --         --         --       10        --      3     (6)          135          --
  Other comprehensive income
   (loss)............................      3          6         --      (71)       --     13     --            --          --
Purchases, sales, issuances and
 settlements (3).....................      3        (65)       164       (2)       --     (9)    --            97         (12)
Transfers into Level 3 (4)...........     --         --         --       --        --     --     --            --          --
Transfers out of Level 3 (4).........     --         --         --       --       (23)    --     --            --          (3)
                                      ------   --------    -------    -----    ------  -----  -----     ---------      ------
Balance, December 31,................ $   22   $    214    $   173    $ (61)   $   --  $  11  $  12     $     677      $  133
                                      ======   ========    =======    =====    ======  =====  =====     =========      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $   --   $     --    $     1    $  --    $   --  $  --  $  --     $      --      $   --
   Net investment gains (losses)..... $   --   $     --    $    --    $  --    $   --  $  --  $  --     $      --      $   --
   Net derivative gains (losses)..... $   --   $     --    $    --    $  10    $   --  $   3  $  (6)    $     137      $   --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fair Value Option

  The following table presents information for certain assets and liabilities held by CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           -----------------
                                                                             2012     2011
                                                                           -------- --------
                                                                             (In millions)
Assets: (1)
Unpaid principal balance.................................................. $  2,539 $  3,019
Difference between estimated fair value and unpaid principal balance......      127      119
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  2,666 $  3,138
                                                                           ======== ========
Liabilities: (1)
Contractual principal balance............................................. $  2,444 $  2,925
Difference between estimated fair value and contractual principal balance.      115      140
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  2,559 $  3,065
                                                                           ======== ========

--------
(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value of these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs is recognized in net investment income. Interest expense from long-term debt of CSEs is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods presented; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                        Years Ended December 31,
                   -------------------------------------------------------------------------------------------------
                                 2012                             2011                             2010
                   -------------------------------  -------------------------------  -------------------------------
                    Carrying    Carrying             Carrying    Carrying             Carrying    Carrying
                      Value       Value                Value       Value                Value       Value
                    Prior to      After     Gains    Prior to      After     Gains    Prior to      After     Gains
                   Measurement Measurement (Losses) Measurement Measurement (Losses) Measurement Measurement (Losses)
                   ----------- ----------- -------- ----------- ----------- -------- ----------- ----------- --------
                                                             (In millions)
Mortgage loans,
 net (1)..........  $      61   $     65    $    4   $     --     $    8    $     8    $    --     $    --   $    --
Other limited
 partnership
 interests (2)....  $       9   $      6    $   (3)  $      7     $    5    $    (2)   $    33     $    22   $   (11)
Real estate joint
 ventures (3).....  $       5   $      2    $   (3)  $     --     $   --    $    --    $    25     $     5   $   (20)
Goodwill (4)......  $     394   $     --    $ (394)  $     --     $   --    $    --    $    --     $    --   $    --

--------
(1)The carrying value after measurement has been adjusted for the excess of the carrying value prior to measurement over the estimated fair value. Estimated fair values for impaired mortgage loans are based on

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows.

(2)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(3)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(4)As discussed in Note 10, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of these financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2012
                                             ---------------------------------------------------
                                                         Fair Value Hierarchy
                                                      --------------------------
                                             Carrying                            Total Estimated
                                              Value    Level 1 Level 2 Level 3     Fair Value
                                             -------- -------- ------- --------- ---------------
                                                                (In millions)
Assets:
Mortgage loans, net......................... $  6,491  $   --  $    -- $   7,009   $     7,009
Policy loans................................ $  1,216  $   --  $   861 $     450   $     1,311
Real estate joint ventures.................. $     59  $   --  $    -- $     101   $       101
Other limited partnership interests......... $     94  $   --  $    -- $     103   $       103
Other invested assets....................... $    432  $   --  $   548 $      --   $       548
Premiums, reinsurance and other receivables. $  6,015  $   --  $    86 $   6,914   $     7,000
Liabilities:
PABs........................................ $ 22,613  $   --  $    -- $  24,520   $    24,520
Long-term debt.............................. $    791  $   --  $ 1,076 $      --   $     1,076
Other liabilities........................... $    237  $   --  $    81 $     156   $       237
Separate account liabilities................ $  1,296  $   --  $ 1,296 $      --   $     1,296
Commitments: (1)
Mortgage loan commitments................... $     --  $   --  $    -- $       1   $         1
Commitments to fund bank credit facilities
  and private corporate bond investments.... $     --  $   --  $     6 $      --   $         6

                                                                           December 31, 2011
                                                                       -------------------------
                                                                                    Estimated
                                                                       Carrying       Fair
                                                                        Value         Value
                                                                       --------- ---------------
                                                                             (In millions)
Assets:
Mortgage loans, net................................................... $   6,662   $     6,946
Policy loans.......................................................... $   1,203   $     1,307
Real estate joint ventures............................................ $      69   $       107
Other limited partnership interests................................... $      98   $       126
Other invested assets................................................. $     430   $       477
Premiums, reinsurance and other receivables........................... $   5,973   $     6,880
Liabilities:
PABs.................................................................. $  23,144   $    24,732
Long-term debt........................................................ $     792   $       970
Other liabilities..................................................... $     224   $       224
Separate account liabilities.......................................... $   1,240   $     1,240
Commitments: (1)
Mortgage loan commitments............................................. $      --   $        --
Commitments to fund bank credit facilities
  and private corporate bond investments.............................. $      --   $         7

--------
(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 15 for additional information on these off-balance sheet obligations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

  The amounts disclosed in the preceding tables consist of those investments accounted for using the cost method. The estimated fair values for such cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

  Other invested assets within the preceding tables are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  PABs

  PABs in the preceding tables include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

  The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

  The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

  Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

  Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

10. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value. In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, such as the Retail Annuities and Life & Other reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the Retail Annuities and Life & Other reporting units are particularly sensitive to equity market levels.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  In connection with its annual goodwill impairment testing, an actuarial appraisal which estimates the net worth of the reporting unit, the value of existing business and the value of new business was performed for the Retail Annuities reporting unit that resulted in a fair value of the reporting unit less than the carrying value, indicating a potential for goodwill impairment. The growing concern regarding an extended period of low interest rates was reflected in the fair value estimate, particularly on the returns a market buyer would assume on the fixed income portion of separate account annuity products. In addition, industry-wide inquiries by regulators on the use of affiliated captive reinsurers for off-shore entities to reinsure insurance risks may limit access to this type of capital structure. As a result, a market buyer may discount the ability to fully utilize these structures,

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

which also affected the fair value estimate of the reporting unit. Accordingly, the Company performed Step 2 of the goodwill impairment process, which compares the implied fair value of goodwill with the carrying value of that goodwill in the reporting unit to calculate the amount of goodwill impairment. The Company determined that all of the recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2012. Of this amount, $327 million ($80 million, net of income tax) was impaired at MetLife Insurance Company of Connecticut.

  In addition, the Company performed its annual goodwill impairment tests of its other reporting units and concluded that the fair values of all such reporting units were in excess of their carrying values and, therefore, their goodwill was not impaired.

  In the third quarter of 2012, the Company continued to realign certain products and businesses among its existing segments, as well as Corporate & Other. As a result, the Company reallocated $5 million of goodwill from Corporate & Other to the Retail segment. There were no acquisitions, dispositions or impairments of goodwill for both the years ended December 31, 2011 and 2010.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------  --------- ----------- -------
                                                (In millions)
     Balance at December 31, 2011
     Goodwill..................... $   241   $   307    $   405   $   953
     Accumulated impairment.......      --        --         --        --
                                   -------   -------    -------   -------
      Total goodwill, net......... $   241   $   307    $   405   $   953

     Impairments.................. $  (218)  $    --    $  (176)  $  (394)

     Balance at December 31, 2012
     Goodwill.....................     241       307        405       953
     Accumulated impairment.......    (218)       --       (176)     (394)
                                   -------   -------    -------   -------
      Total goodwill, net......... $    23   $   307    $   229   $   559
                                   =======   =======    =======   =======

--------
(1)The $405 million of goodwill in Corporate & Other relates to goodwill acquired as a part of the 2005 Travelers acquisition. For purposes of goodwill impairment testing, $396 million of the $405 million of Corporate & Other goodwill was allocated to business units of the Retail and Corporate Benefit Funding segments in the amounts of $210 million and $186 million, respectively. The Retail segment amount was further allocated within the segment to the Life & Other and the Annuities reporting units in the amounts of $34 million and $176 million, respectively. Also included in Corporate & Other is $9 million of goodwill associated with ancillary group life and non-medical health business. As reflected in the table, the $176 million related to the Retail Annuities reporting unit was impaired in the third quarter of 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


11. Debt

  Long-term debt outstanding was as follows:

                                                             December 31,
                                       Interest           -------------------
                                         Rate    Maturity   2012      2011
                                       --------  -------- --------- ---------
                                                             (In millions)
   Surplus notes -- affiliated........    8.60 %   2038   $     750 $     750
   Long-term debt -- unaffiliated (1).    7.03 %   2030          41        42
                                                          --------- ---------
    Total long-term debt (2)..........                    $     791 $     792
                                                          ========= =========

--------
(1)Principal and interest is paid quarterly.

(2)Excludes $2.6 billion and $3.1 billion of long-term debt relating to CSEs at December 31, 2012 and 2011, respectively. See Note 7.

  On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate of MLI-USA, issued to a third party $45 million of long-term notes maturing in 2030 with an interest rate of 7.03%. The notes were issued in exchange for certain investments, which are included in other invested assets. During the years ended December 31, 2012 and 2011, Greater Sandhill repaid
$1 million and $3 million, respectively, of the long-term notes.

  In December 2010, MetLife Insurance Company of Connecticut repaid the $200 million surplus note issued to MetLife Credit Corporation.

  The aggregate maturities of long-term debt at December 31, 2012 are $1 million in each of 2013, 2014, 2015, 2016 and 2017, and $786 million thereafter.

  Interest expense related to the Company's indebtedness included in other expenses was $68 million, $67 million and $70 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Payments of interest and principal on the outstanding surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

12. Equity

 Return of Capital

  During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

 Common Stock

  The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which were outstanding at both December 31, 2012 and 2011. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

 Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for MetLife Insurance Company of Connecticut and its U.S. insurance subsidiary, MLI-USA, were in excess of four times Company Action RBC for all periods presented.

  As of December 31, 2012, the Company's sole foreign insurance subsidiary, MetLife Assurance Limited was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. As of December 31, 2012, the required capital and surplus was $143 million and the actual regulatory capital and surplus was $352 million. Each of the Company's foreign insurance subsidiaries exceeded minimum capital and solvency requirements of their respective countries for all other periods presented.

  MetLife Insurance Company of Connecticut and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Statutory net income (loss) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $848 million, $46 million and $668 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $5.3 billion and $5.1 billion at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Connecticut Insurance Department.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $84 million, $178 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $1.7 billion at both December 31, 2012 and 2011. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

 Dividend Restrictions

  Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)" reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2012, MetLife Insurance Company of Connecticut paid total dividends of $706 million. During June 2012, the Company distributed all of the issued and outstanding shares of common stock of MetLife Europe to its stockholders as an in-kind extraordinary dividend of $202 million, as calculated on a statutory basis. Regulatory approval for this extraordinary dividend was obtained due to the timing of payment. During December 2012, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $504 million, which represented its ordinary dividend capacity at year-end 2012. Due to the June 2012 in-kind dividend, a portion of this was extraordinary and regulatory approval was obtained. During the years ended December 31, 2011 and 2010, MetLife Insurance Company of Connecticut paid a dividend of $517 million and $330 million, respectively. Based on amounts at December 31, 2012, MetLife Insurance Company of Connecticut could pay a stockholder dividend in 2013 of $1.3 billion without prior approval of the Connecticut Commissioner.

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2012, 2011 and 2010, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds were negative at December 31, 2012, MLI-USA cannot pay any dividends in 2013 without prior regulatory approval.

 Other Comprehensive Income (Loss)

   The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                   Years Ended December 31,
                                                                                  --------------------------
                                                                                    2012     2011      2010
                                                                                  -------  --------  -------
                                                                                         (In millions)
Holding gains (losses) on investments arising during the year.................... $ 1,343  $  3,157  $ 2,032
Income tax effect of holding gains (losses)......................................    (495)   (1,111)    (705)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income.........................................................      95       (58)    (215)
Income tax effect of reclassification adjustments................................     (35)       20       74
Unrealized investment loss on dividend of subsidiary (see Note 3)................      (3)       --       --
Income tax on unrealized investment loss on dividend of subsidiary (see
  Note 3)........................................................................       1        --       --
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts...........................................................    (581)     (678)    (305)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts........................................................................     214       238      107
                                                                                  -------  --------  -------
Net unrealized investment gains (losses), net of income tax......................     539     1,568      988
Foreign currency translation adjustments, net of income tax expense (benefit) of
  $2 million, ($2) million and ($1) million......................................      31       (14)     (16)
Foreign currency translation adjustment on dividend of subsidiary, net of
  income tax expense (benefit) of $0, $0 and $0 (see Note 3).....................      59        --       --
                                                                                  -------  --------  -------
Other comprehensive income (loss), excluding cumulative effect of change in
  accounting principle...........................................................     629     1,554      972
Cumulative effect of change in accounting principle, net of income tax expense
  (benefit) of $0, $0 and $18 million (see Note 1)...............................      --        --       34
                                                                                  -------  --------  -------
Other comprehensive income (loss), net of income tax............................. $   629  $  1,554  $ 1,006
                                                                                  =======  ========  =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Other Expenses

  Information on other expenses was as follows:

                                                    Years Ended December 31,
                                                  ----------------------------
                                                    2012      2011      2010
                                                  --------  --------  --------
                                                          (In millions)
Compensation..................................... $    364  $    306  $    283
Commissions......................................      939     1,418       936
Volume-related costs.............................      132       162       130
Affiliated interest costs on ceded reinsurance...      271       271       162
Capitalization of DAC............................     (872)   (1,342)     (858)
Amortization of DAC and VOBA.....................      941     1,156       770
Interest expense on debt and debt issuance costs.      231       389       472
Premium taxes, licenses and fees.................       63        75        47
Professional services............................       25        50        38
Rent.............................................       37        29        29
Other............................................      444       401       363
                                                  --------  --------  --------
 Total other expenses............................ $  2,575  $  2,915  $  2,372
                                                  ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 11) and interest expense related to CSEs (see Note 7).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Notes 6, 11 and 16 for discussion of affiliated expenses included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                         Years Ended December 31,
                                                       -------------------------
                                                        2012     2011     2010
                                                        -----    -----   ------
                                                           (In millions)
    Current:
     Federal.......................................... $(235)   $(157)   $   55
     Foreign..........................................   (10)      (5)       (4)
                                                        -----    -----   ------
       Subtotal.......................................  (245)    (162)       51
                                                        -----    -----   ------
    Deferred:
     Federal..........................................   617      643       257
     Foreign..........................................    19       42        (5)
                                                        -----    -----   ------
       Subtotal.......................................   636      685       252
                                                        -----    -----   ------
         Provision for income tax expense (benefit)... $ 391    $ 523    $  303
                                                        =====    =====   ======

   The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations was as follows:

                                                 Years Ended December 31,
                                                 ------------------------
                                                   2012    2011     2010
                                                 -------  ------- -------
                                                       (In millions)
      Income (loss) from continuing operations:
       Domestic................................. $ 1,608  $ 1,634 $ 1,071
       Foreign..................................      (2)     122     (49)
                                                 -------  ------- -------
         Total.................................. $ 1,606  $ 1,756 $ 1,022
                                                 =======  ======= =======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                    Years Ended December 31,
                                                    ----------------------
                                                     2012     2011    2010
                                                    ------   ------  ------
                                                         (In millions)
     Tax provision at U.S. statutory rate.......... $  562   $  615  $  358
     Tax effect of:
      Tax-exempt investment income.................    (71)     (71)    (67)
      Prior year tax...............................      3       (9)      8
      Tax credits..................................     (8)     (11)     (6)
      Foreign tax rate differential................     13       (1)      5
      Change in valuation allowance................      1       (2)      4
      Goodwill impairment..........................   (109)      --      --
      Other, net...................................     --        2       1
                                                    ------   ------  ------
        Provision for income tax expense (benefit). $  391   $  523  $  303
                                                    ======   ======  ======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                         December 31,
                                                     -------------------
                                                       2012       2011
                                                     --------  ---------
                                                        (In millions)
       Deferred income tax assets:
        Policyholder liabilities and receivables.... $    829  $     880
        Net operating loss carryforwards............       32        124
        Employee benefits...........................        3         --
        Capital loss carryforwards..................       --        123
        Investments, including derivatives..........       --        119
        Tax credit carryforwards....................       92        160
        Other.......................................       35         41
                                                     --------  ---------
          Total gross deferred income tax assets....      991      1,447
        Less: Valuation allowance...................        3          2
                                                     --------  ---------
          Total net deferred income tax assets......      988      1,445
                                                     --------  ---------
       Deferred income tax liabilities:
        Investments, including derivatives..........      258         --
        Net unrealized investment gains.............    1,336      1,021
        DAC and VOBA................................    1,317      1,350
        Other.......................................       15          9
                                                     --------  ---------
          Total deferred income tax liabilities.....    2,926      2,380
                                                     --------  ---------
          Net deferred income tax asset (liability). $ (1,938) $    (935)
                                                     ========  =========

  The following table sets forth the domestic, state, and foreign net operating loss carryforwards for tax purposes at December 31, 2012.

                                    Net Operating Loss
                                      Carryforwards
                           ------------------------------------
                                Amount           Expiration
                           ------------------ -----------------
                             (In millions)
                 Domestic. $               60 Beginning in 2025
                 State.... $               33 Beginning in 2013
                 Foreign.. $               35 Indefinite

  Domestic capital loss carryforwards of less than $1 million at December 31, 2012 will expire beginning in 2016. Tax credit carryforwards of $92 million at December 31, 2012 will expire beginning in 2026.

  The Company has recorded a valuation allowance related to tax benefits of certain state net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2012, the Company recorded an overall increase to the deferred tax valuation allowance of $1 million.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as a foreign jurisdiction. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations in major taxing jurisdictions for years prior to 2005. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit years of 2005 and 2006. The issues not settled are under review at the IRS Appeals Division.

  The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                   Years Ended December 31,
                                                  -------------------------
                                                    2012     2011     2010
                                                  -------  -------  -------
                                                        (In millions)
   Balance at January 1,......................... $    29  $    38  $    44
   Additions for tax positions of prior years....      46       --        1
   Reductions for tax positions of prior years...     (76)      (3)      --
   Additions for tax positions of current year...       9        2       --
   Reductions for tax positions of current year..      (9)      (8)      (7)
                                                  -------  -------  -------
   Balance at December 31,....................... $    (1) $    29  $    38
                                                  =======  =======  =======
   Unrecognized tax benefits that, if recognized
     would impact the effective rate............. $    (1) $    (3) $    --
                                                  =======  =======  =======

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                                                   Years Ended December 31,
                                                                  --------------------------
                                                                    2012      2011    2010
                                                                  --------- -------- -------
                                                                        (In millions)
Interest recognized in the consolidated statements of operations. $     (9) $     -- $     5

                                                                               December 31,
                                                                           --------------------
                                                                              2012      2011
                                                                           ---------- ---------
                                                                              (In millions)
Interest included in other liabilities in the consolidated balance sheets. $       -- $       9

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company had no penalties for the years ended December 31, 2012, 2011 and 2010.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $70 million and $73 million, respectively, related to the separate account DRD. The 2012 benefit included an expense of less than $1 million related to a true-up of the 2011 tax return. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return.

15. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

  Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

  The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2012.

  Matters as to Which an Estimate Can Be Made

  For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

made. As of December 31, 2012, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

  For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

 Unclaimed Property Inquiries

  In April 2012, MetLife, for itself and on behalf of entities including MetLife Insurance Company of Connecticut, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, MetLife will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. On December 28, 2012, the West Virginia Treasurer filed an action against the Company in West Virginia state court alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

 Sales Practices Claims

  Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Connecticut General Life Insurance Company ("Connecticut General") and MetLife Insurance Company of Connecticut engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is owed money from Connecticut General or is required to refund several million dollars it collected and/or should stop submitting certain claims under reinsurance contracts in which Connecticut General reinsured

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

death benefits payable under certain MetLife Insurance Company of Connecticut annuities. The arbitration panel issued an interim final award, dated
August 28, 2012, which states that MetLife Insurance Company of Connecticut shall pay Connecticut General $11,369,675 in damages incurred through the second quarter of 2011 to be offset against $7,028,955 in claims due to MetLife Insurance Company of Connecticut through the fourth quarter of 2011. These amounts are being settled in accordance with the terms of the interim final award. The award also will lead MetLife Insurance Company of Connecticut to stop submitting certain claims under the reinsurance contracts.

  A former Tower Square Securities, Inc. ("Tower Square") financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the IRS, the Financial Industry Regulatory Authority, Inc. and the U.S. Attorney's Office conducted inquiries. Tower Square made remediation to all the affected customers. The Illinois Securities Division issued a Statement of Violations to Tower Square, and Tower Square conducted discussions with the Illinois Securities Division.

 Summary

  Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Assets and liabilities held for insolvency assessments were as follows:

                                                                  December 31,
                                                               -------------------
                                                                 2012      2011
                                                               --------- ---------
                                                                  (In millions)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      19 $      19
 Premium tax offsets currently available for paid assessments.         2         2
                                                               --------- ---------
                                                               $      21 $      21
                                                               ========= =========
Other Liabilities:
 Insolvency assessments....................................... $      37 $      39
                                                               ========= =========

  On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $11 million, after tax, during the year ended December 31, 2011, related to ELNY.

Commitments

  Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.0 billion and $1.2 billion at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $181 million and $167 million at December 31, 2012 and 2011, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

  The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $144 million and $248 million at December 31, 2012 and 2011, respectively.

  Other Commitments

  The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2012 and 2011, the Company had agreed to fund up to $86 million and $90 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $106 million and $109 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $235 million and $272 million at December 31, 2012 and 2011, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2012 and 2011. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


16. Related Party Transactions

  Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                       Years Ended December 31,
                                      --------------------------
                                        2012     2011     2010
                                      -------- -------- --------
                                            (In millions)
               Compensation.......... $    360 $    259 $    244
               Commissions...........      609      992      561
               Volume-related costs..      200      225      177
               Professional services.       22       20       16
               Rent..................       37       26       26
               Other.................      429      331      300
                                      -------- -------- --------
                Total other expenses. $  1,657 $  1,853 $  1,324
                                      ======== ======== ========

  Revenues received from affiliates related to these agreements were recorded as follows:

                                                         Years Ended December 31,
                                                        --------------------------
                                                          2012     2011     2010
                                                        -------- -------- --------
                                                              (In millions)
Universal life and investment-type product policy fees. $    179 $    145 $    114
Other revenues......................................... $    166 $    136 $    101

  The Company had net receivables from affiliates of $107 million and $93 million at December 31, 2012 and 2011, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 6.

  See Notes 6, 7 and 11 for additional information on related party transactions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2012
                                 (In millions)

                                                                               Amount at
                                                    Cost or       Estimated  Which Shown on
Types of Investments                           Amortized Cost (1) Fair Value Balance Sheet
--------------------                           ------------------ ---------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........    $     7,678      $ 8,864    $     8,864
   Public utilities...........................          4,091        4,759          4,759
   State and political subdivision securities.          2,002        2,329          2,329
   Foreign government securities..............            876        1,088          1,088
   All other corporate bonds..................         20,925       23,025         23,025
                                                  -----------      -------    -----------
     Total bonds..............................         35,572       40,065         40,065
Mortgage-backed and asset-backed securities...          9,917       10,347         10,347
Redeemable preferred stock....................            516          556            556
                                                  -----------      -------    -----------
 Total fixed maturity securities..............         46,005       50,968         50,968
                                                  -----------      -------    -----------
Fair value option securities..................              8            9              9
                                                  -----------      -------    -----------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......            160          177            177
 Non-redeemable preferred stock...............            151          140            140
                                                  -----------      -------    -----------
   Total equity securities....................            311          317            317
                                                  -----------      -------    -----------
Mortgage loans, net...........................          9,157                       9,157
Policy loans..................................          1,216                       1,216
Real estate and real estate joint ventures....            708                         708
Other limited partnership interests...........          1,848                       1,848
Short-term investments........................          2,576                       2,576
Other invested assets.........................          2,961                       2,961
                                                  -----------                 -----------
     Total investments........................    $    64,790                 $    69,760
                                                  ===========                 ===========

--------

(1)The Company's fair value option securities portfolio is comprised of fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2012 and 2011
                (In millions, except share and per share data)

                                                                                                                   2012
                                                                                                                -----------
Condensed Balance Sheets
Assets
Investments:...................................................................................................
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $32,018 and $31,856,
   respectively)............................................................................................... $    35,152
  Equity securities available-for-sale, at estimated fair value (cost: $273 and $288, respectively)............         277
  Fair value option securities, at estimated fair value........................................................          --
  Mortgage loans (net of valuation allowances of $22 and $37, respectively)....................................       4,703
  Policy loans.................................................................................................       1,086
  Real estate and real estate joint ventures...................................................................         371
  Other limited partnership interests..........................................................................       1,181
  Short-term investments, principally at estimated fair value..................................................       1,833
  Investment in subsidiaries...................................................................................       6,849
  Loans to subsidiaries........................................................................................         305
  Other invested assets, principally at estimated fair value...................................................       1,682
                                                                                                                -----------
    Total investments..........................................................................................      53,439
  Cash and cash equivalents, principally at estimated fair value...............................................         553
  Accrued investment income....................................................................................         316
  Premiums, reinsurance and other receivables..................................................................       7,003
  Receivables from subsidiaries................................................................................         795
  Deferred policy acquisition costs and value of business acquired.............................................         797
  Current income tax recoverable...............................................................................          --
  Goodwill.....................................................................................................         558
  Other assets.................................................................................................         140
  Separate account assets......................................................................................      15,238
                                                                                                                -----------
    Total assets............................................................................................... $    78,839
                                                                                                                ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $    19,632
Policyholder account balances..................................................................................      24,039
Other policy-related balances..................................................................................         872
Payables for collateral under securities loaned and other transactions.........................................       6,477
Long-term debt -- affiliated...................................................................................         750
Current income tax payable.....................................................................................           3
Deferred income tax liability..................................................................................         255
Other liabilities..............................................................................................         824
Separate account liabilities...................................................................................      15,238
                                                                                                                -----------
    Total liabilities..........................................................................................      68,090
                                                                                                                -----------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.....................................................................          86
Additional paid-in capital.....................................................................................       6,718
Retained earnings..............................................................................................       1,545
Accumulated other comprehensive income (loss)..................................................................       2,400
                                                                                                                -----------
    Total stockholders' equity.................................................................................      10,749
                                                                                                                -----------
    Total liabilities and stockholders' equity................................................................. $    78,839
                                                                                                                ===========

                                                                                                                   2011
                                                                                                                -----------
Condensed Balance Sheets
Assets
Investments:...................................................................................................
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $32,018 and $31,856,
   respectively)............................................................................................... $    34,063
  Equity securities available-for-sale, at estimated fair value (cost: $273 and $288, respectively)............         244
  Fair value option securities, at estimated fair value........................................................          40
  Mortgage loans (net of valuation allowances of $22 and $37, respectively)....................................       5,109
  Policy loans.................................................................................................       1,101
  Real estate and real estate joint ventures...................................................................         351
  Other limited partnership interests..........................................................................       1,141
  Short-term investments, principally at estimated fair value..................................................       1,581
  Investment in subsidiaries...................................................................................       5,753
  Loans to subsidiaries........................................................................................         305
  Other invested assets, principally at estimated fair value...................................................       2,095
                                                                                                                -----------
    Total investments..........................................................................................      51,783
  Cash and cash equivalents, principally at estimated fair value...............................................         379
  Accrued investment income....................................................................................         358
  Premiums, reinsurance and other receivables..................................................................       6,993
  Receivables from subsidiaries................................................................................         728
  Deferred policy acquisition costs and value of business acquired.............................................       1,184
  Current income tax recoverable...............................................................................          66
  Goodwill.....................................................................................................         885
  Other assets.................................................................................................         155
  Separate account assets......................................................................................      15,739
                                                                                                                -----------
    Total assets............................................................................................... $    78,270
                                                                                                                ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $    19,509
Policyholder account balances..................................................................................      24,605
Other policy-related balances..................................................................................         730
Payables for collateral under securities loaned and other transactions.........................................       6,375
Long-term debt -- affiliated...................................................................................         750
Current income tax payable.....................................................................................          --
Deferred income tax liability..................................................................................          42
Other liabilities..............................................................................................         817
Separate account liabilities...................................................................................      15,739
                                                                                                                -----------
    Total liabilities..........................................................................................      68,567
                                                                                                                -----------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2012 and 2011.....................................................................          86
Additional paid-in capital.....................................................................................       6,673
Retained earnings..............................................................................................       1,173
Accumulated other comprehensive income (loss)..................................................................       1,771
                                                                                                                -----------
    Total stockholders' equity.................................................................................       9,703
                                                                                                                -----------
    Total liabilities and stockholders' equity................................................................. $    78,270
                                                                                                                ===========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2012, 2011 and 2010
                                 (In millions)

                                                                  2012        2011       2010
                                                               ----------  ---------- ----------
Condensed Statements of Operations
Revenues
Premiums...................................................... $      144  $      148 $      148
Universal life and investment-type product policy fees........        662         632        633
Net investment income.........................................      1,854       1,943      2,018
Equity in earnings from subsidiaries..........................        875         640        193
Other revenues................................................        151         154        162
Net investment gains (losses).................................         20          14        102
Net derivative gains (losses).................................       (140)        241        (67)
                                                               ----------  ---------- ----------
 Total revenues...............................................      3,566       3,772      3,189
                                                               ----------  ---------- ----------
Expenses
Policyholder benefits and claims..............................        797         755        800
Interest credited to policyholder account balances............        666         710        691
Goodwill impairment...........................................        327          --         --
Other expenses................................................        584         784        744
                                                               ----------  ---------- ----------
 Total expenses...............................................      2,374       2,249      2,235
                                                               ----------  ---------- ----------
Income (loss) from continuing operations before provision for
  income tax..................................................      1,192       1,523        954
Provision for income tax expense (benefit)....................        (23)        290        235
                                                               ----------  ---------- ----------
Income (loss) from continuing operations, net of income tax...      1,215       1,233        719
Income (loss) from discontinued operations, net of income tax.          8          --         --
                                                               ----------  ---------- ----------
Net income (loss)............................................. $    1,223  $    1,233 $      719
                                                               ==========  ========== ==========
Comprehensive income (loss)................................... $    1,852  $    2,787 $    1,725
                                                               ==========  ========== ==========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2012, 2011 and 2010
                                 (In millions)

                                                                                            2012         2011       2010
                                                                                        -----------  -----------  --------
Condensed Statements of Cash Flows
Cash flows from operating activities
Net cash provided by operating activities.............................................. $     1,184  $       886  $  1,129
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................      10,714       13,921    13,203
   Equity securities...................................................................          46          163       127
   Mortgage loans......................................................................         845          552       279
   Real estate and real estate joint ventures..........................................          47           12        14
   Other limited partnership interests.................................................         154          159        92
  Purchases of:........................................................................
   Fixed maturity securities...........................................................     (10,729)     (11,658)  (13,715)
   Equity securities...................................................................         (27)         (22)      (38)
   Mortgage loans......................................................................        (428)        (946)     (868)
   Real estate and real estate joint ventures..........................................         (77)         (83)      (80)
   Other limited partnership interests.................................................        (179)        (214)     (204)
  Cash received in connection with freestanding derivatives............................         362          375        93
  Cash paid in connection with freestanding derivatives................................        (322)        (453)     (102)
  Returns of capital from subsidiaries.................................................          84           49        51
  Capital contributions to subsidiaries................................................        (166)        (422)     (198)
  Issuances of loans to affiliates.....................................................          --         (305)       --
  Net change in policy loans...........................................................          15           26        12
  Net change in short-term investments.................................................        (251)        (487)     (169)
  Net change in other invested assets..................................................         (50)         (16)     (254)
                                                                                        -----------  -----------  --------
Net cash provided by (used in) investing activities....................................          38          651    (1,757)
                                                                                        -----------  -----------  --------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      11,577       14,151    20,496
   Withdrawals.........................................................................     (12,298)     (15,754)  (21,062)
  Net change in payables for collateral under securities loaned and other transactions.         102         (482)    1,295
  Long-term debt repaid................................................................          --           --      (200)
  Financing element on certain derivative instruments..................................          75          127       (24)
  Return of capital....................................................................          --          (47)       --
  Dividends on common stock............................................................        (504)        (517)     (330)
                                                                                        -----------  -----------  --------
Net cash (used in) provided by financing activities....................................      (1,048)      (2,522)      175
                                                                                        -----------  -----------  --------
Change in cash and cash equivalents....................................................         174         (985)     (453)
Cash and cash equivalents, beginning of year...........................................         379        1,364     1,817
                                                                                        -----------  -----------  --------
Cash and cash equivalents, end of year................................................. $       553  $       379  $  1,364
                                                                                        ===========  ===========  ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
   Interest............................................................................ $        64  $        64  $     74
                                                                                        ===========  ===========  ========
   Income tax.......................................................................... $      (194) $       (66) $     98
                                                                                        ===========  ===========  ========
  Non-cash transactions:...............................................................
   Capital contribution from MetLife, Inc.............................................. $        45  $        --  $     --
                                                                                        ===========  ===========  ========
   Returns of capital from subsidiaries................................................ $       202  $        --  $     --
                                                                                        ===========  ===========  ========
   Capital contributions to subsidiaries............................................... $        31  $        --  $     --
                                                                                        ===========  ===========  ========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

  The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

  The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

  Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2012 presentation.

2. Support Agreement

  The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                        Future Policy
                              DAC     Benefits and Other Policyholder
                              and       Policy-Related     Account     Unearned
Segment                       VOBA         Balances        Balances   Revenue (1)
-------                    ---------- ------------------ ------------ -----------
2012
Retail.................... $    3,785    $     9,357     $    28,287   $    158
Corporate Benefit Funding.          8         15,078           8,688          2
Corporate & Other.........         --          6,288               1         --
                           ----------    -----------     -----------   --------
 Total.................... $    3,793    $    30,723     $    36,976   $    160
                           ==========    ===========     ===========   ========
2011
Retail.................... $    4,047    $     7,915     $    30,001   $    184
Corporate Benefit Funding.         13         14,042           8,375          2
Corporate & Other.........        128          6,515           3,699         72
                           ----------    -----------     -----------   --------
 Total.................... $    4,188    $    28,472     $    42,075   $    258
                           ==========    ===========     ===========   ========
2010
Retail.................... $    4,303    $     6,755     $    27,580   $    217
Corporate Benefit Funding.          9         12,996           9,452         --
Corporate & Other.........         79          6,099           2,259         45
                           ----------    -----------     -----------   --------
 Total.................... $    4,391    $    25,850     $    39,291   $    262
                           ==========    ===========     ===========   ========

--------

(1)Amounts are included within future policy benefits and other policy-related balances.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                             Policyholder Benefits
                                                and Claims and     Amortization of
                      Premium        Net       Interest Credited    DAC and VOBA      Other
                    Revenue and   Investment    to Policyholder      Charged to     Operating   Premiums Written
Segment            Policy Charges   Income     Account Balances    Other Expenses  Expenses (1) (Excluding Life)
-------            -------------- ---------- --------------------- --------------- ------------ ----------------
2012
Retail............   $    2,716   $    1,434      $    2,037          $    929      $    1,330       $    6
Corporate Benefit
  Funding.........          658        1,111           1,318                10              36           --
Corporate &
  Other...........          148          407             187                 2             268           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    3,522   $    2,952      $    3,542          $    941      $    1,634       $    6
                     ==========   ==========      ==========          ========      ==========       ======
2011
Retail............   $    2,596   $    1,360      $    1,984          $  1,146      $    1,205       $    8
Corporate Benefit
  Funding.........        1,105        1,142           1,763                 4              36           --
Corporate &
  Other...........           83          572             102                 6             518           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    3,784   $    3,074      $    3,849          $  1,156      $    1,759       $    8
                     ==========   ==========      ==========          ========      ==========       ======
2010
Retail............   $    2,019   $    1,381      $    1,670          $    758      $    1,029       $    5
Corporate Benefit
  Funding.........          672        1,098           1,341                 2              32           --
Corporate &
  Other...........           15          674             165                10             541           --
                     ----------   ----------      ----------          --------      ----------       ------
 Total............   $    2,706   $    3,153      $    3,176          $    770      $    1,602       $    5
                     ==========   ==========      ==========          ========      ==========       ======

--------

(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                            % Amount
                                                                            Assumed
                               Gross Amount   Ceded    Assumed  Net Amount   to Net
                               ------------ ---------- -------- ----------- --------
2012
Life insurance in-force.......  $  428,803  $  391,045 $  7,750 $    45,508  17.0 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    1,815  $      572 $     11 $     1,254   0.9 %
Accident and health insurance.         248         241       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    2,063  $      813 $     11 $     1,261   0.9 %
                                ==========  ========== ======== ===========
2011
Life insurance in-force.......  $  378,153  $  340,477 $  8,085 $    45,761  17.7 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    2,180  $      366 $      7 $     1,821   0.4 %
Accident and health insurance.         249         242       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    2,429  $      608 $      7 $     1,828   0.4 %
                                ==========  ========== ======== ===========
2010
Life insurance in-force.......  $  326,366  $  289,559 $  8,217 $    45,024  18.3 %
                                ==========  ========== ======== ===========
Insurance premium
Life insurance................  $    1,310  $      263 $     13 $     1,060   1.2 %
Accident and health insurance.         249         242       --           7    -- %
                                ----------  ---------- -------- -----------
 Total insurance premium......  $    1,559  $      505 $     13 $     1,067   1.2 %
                                ==========  ========== ======== ===========

  For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.2 billion and $7.8 billion, respectively, and life insurance premiums of $478 million and $11 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively.

                                     PART C

                               OTHER INFORMATION


ITEM 26.              EXHIBITS

EXHIBIT
LETTER                DESCRIPTION
------                -----------

a. Resolution of the Board of Directors of The Travelers Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on S-6, File No. 333-71349, filed January 28, 1999.)


b.                    Not Applicable.



c.1. Underwriting Contracts. (Incorporated herein by reference to Exhibit c.1. to Post-Effective Amendment No. 3 to the Travelers Fund UL for Variable Life Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)



c.2. Selling Agreement. (Incorporated herein by reference to Exhibit c.2. to Post-Effective Amendment No. 4 to the Travelers Fund UL III for Variable Life Registration Statement on Form N-6, File No. 333-94779, filed April 24, 2003.)


c.3. Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to the Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


c.4. Agreement and Plan of Merger between MetLife Investors Distribution Company and MLI Distribution LLC dated as of October 20, 2006 (Incorporated herein by reference to Exhibit c.4. to Post-Effective Amendment No. 11 to the Travelers Fund UL for Variable Life Registration Statement on Form N-6, File No. 333-96519, filed April 4, 2007.)



c.5.                  Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)



c.6. Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Service Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


c.7. Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company dated November 24, 2009. (Incorporated herein by reference to Exhibit c.7. to Post-Effective Amendment No. 15 to the Registrant's

                      Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



d.1. Variable Life Insurance Contracts. (Incorporated herein by reference to Exhibit d.1 to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


d.2. Term Insurance Rider. (Incorporated herein by reference to Exhibit d.2 to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


d.3. Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033- 65343, filed April 6, 2006.)


e.                    Application for Variable Life Insurance Contracts.
                      (Incorporated herein by reference to Exhibit e to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


f.1. Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Travelers Separate Account TM for Variable Annuities' Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

EXHIBIT
LETTER         DESCRIPTION
------         -----------


f.2. Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012). (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)




f.3. Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to the Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)




f.4. Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment of the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File No. 333-65926, filed October 31, 2007.)



g. Reinsurance Contract. (Incorporated herein by reference to Exhibit g to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


h.1. Administrative Contract. (Incorporated herein by reference to Exhibit h.2 to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)


h.2. Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333- 65926/811-09411, filed October 31,
                      2007.)


h.2.(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262,filed April 4, 2012.)


h.3. Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to the Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


h.3.(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


h.3.(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262,filed April 4, 2012.)



h.4. Participation Agreement among AIM Variable Insurance Funds, A I M Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated October 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)

EXHIBIT
LETTER         DESCRIPTION
------         -----------

h.4.(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


h.4.(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated October 1, 2000 between AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds)
                      ("AVIF"), Invesco Distributors, Inc. and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment
                      No. 21 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File No. 333-101778, filed April 5, 2011.)



h.5. Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Tower Square Securities, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated November 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


h.5.(i). Amendment No. 6 dated May 1, 2011 to the Participation Agreement dated November 1, 1999 between The Travelers Insurance Company, The Travelers Life and Annuity Company, Tower Square Securities, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


h.6. Shareholder Services Agreement between The Travelers Insurance Company and American Century Investment Services, Inc. dated August 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



h.6.(i). Amendment No. 5 dated May 1, 2010 to Shareholder Services Agreement dated August 1, 2001 between American Century Investment Services, Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration statement on Form N-6, File No. 333-71349, filed April 6, 2011.)



h.7. Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated October 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



h.7.(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)



h.8. Participation Agreement among Delaware Group Premium Fund, Inc., Delaware Distributors, L.P., Delaware Management Company, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



h.8.(i). Amendment dated July 19, 2010 to the Participation Agreement dated May 1, 1998 between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)

EXHIBIT
LETTER         DESCRIPTION
------         -----------


h.9. Amended and Restated Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated March 23, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


h.9.(i). Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


h.10. Amended and Restated Participation Agreement among Fidelity(R) Variable Insurance Products Funds, Fidelity Distributors Corporation and The Travelers Insurance Company and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



h.10.(i).             Summary Prospectus Agreement Among Fidelity Distributors
                      Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment
                      No. 3 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File No. 333-152189, filed April 5, 2011.)



h.11. Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



h.11.(i).             Amendment No. 5 dated October 5, 2010 to the Amended and
                      Restated Participation Agreement dated May 1, 2004 Among
                      Franklin Templeton Variable Insurance Products Trust,
                      Franklin/Templeton Distributors, Inc., MetLife Insurance
                      Company of Connecticut and MetLife Investors Distribution
                      Company. (Incorporated herein by reference to Exhibit
                      8(d)(i) to Post-Effective Amendment No. 3 to MetLife of
                      CT Separate Account Eleven for Variable Annuities'
                      Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


h.11.(ii).            Participation Agreement Addendum effective May 1, 2011
                      Among Franklin Templeton Variable Insurance Products
                      Trust, Franklin /Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)



h.11.(iii).           Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File No. 333-101778, filed April 3, 2013.)


h.12. Fund Participation Agreement among Janus Aspen Series, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



h.12.(i).             Amendment No. 8 dated May 1, 2011 to the Fund
                      Participation Agreement dated May 1, 2000 among Janus
                      Aspen Series, The Travelers Insurance Company, and The
                      Travelers Life and Annuity Company. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective
                      Amendment No. 4 to MetLife of CT Separate Account Eleven

EXHIBIT
LETTER         DESCRIPTION
------         -----------

                      for Variable Annuities Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)



h.13. Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut dated January 1, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



h.13.(i).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated January 1, 2009 between Legg Mason
                      Partners Variable Equity Trust, Legg Mason Partners
                      Variable Income Trust, Legg Mason Investor Services, LLC,
                      Legg Mason Partners Fund Advisor, LLC and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment
                      No. 3 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File No. 333-152189, filed April 5, 2011.)



h.14. Participation Agreement among MFS Variable Insurance Trust, MetLife Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


h.15. Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., The Travelers Insurance Company and The Travelers Life and Annuity Company dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


h.15.(i).             Amendment dated May 1, 2010 to the Participation
                      Agreement dated January 1, 2002 among Oppenheimer
                      Variable Account Funds, OppenheimerFunds, Inc., The
                      Travelers Insurance Company and The Travelers Life and
                      Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's
                      Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


h.16. Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated May 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


h.16.(i).             Amendment dated April 18, 2011 to the Participation
                      Agreement dated May 1, 2001 among The Travelers Insurance
                      Company, The Travelers Life and Annuity Company, PIMCO
                      Variable Insurance Trust and PIMCO Funds Distributors
                      LLC. (Incorporated herein by reference to Post-Effective
                      Amendment No. 18 to the Registrant's Registration
                      Statement on Form N-6, File No. 333-71349, filed April 5,
                      2012.)


h.17. Participation Agreement among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



h.17.(i).             Amendment No. 3 dated May 1, 2011 to the Participation
                      Agreement dated January 1, 2002 among Pioneer Variable
                      Contracts Trust, The Travelers Insurance Company, The
                      Travelers Life and Annuity Company, Pioneer Investment
                      Management, Inc. and Pioneer Funds Distributor, Inc.
                      (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File No. 333-101778, filed April
                      4, 2012.)


h.18. Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's

EXHIBIT
LETTER         DESCRIPTION
------         -----------


                      Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


h.19. Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Royce Capital Fund and Royce & Associates, LLC dated December 17, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)



h.19.(i).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated December 17, 2004 between Royce Capital
                      Fund, Royce & Associates, LLC and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's
                      Registration statement on Form N-6, File No. 333-71349, filed April 6, 2011.)



h.20. Amended and Restated Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005 and amendment. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


h.21. Participation Agreement among Van Kampen Life Investments Trust, Van Kampen Funds Inc., Van Kampen Asset Management, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 2005 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009.)


h.21.(i).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated May 1, 2005 Among Van Kampen Life
                      Investment Trust, Van Kampen Funds Inc., Van Kampen Asset
                      Management and MetLife Insurance Company of Connecticut.
                      (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate
                      Account Eleven for Variable Annuities Registration
                      Statement on Form N-4, File No. 333-101778, filed April
                      5, 2011.)



j.                    None.



k. Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit k to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed February 14, 2003.)



l.                    Not applicable


m.                    Not applicable



n. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)



o.                    Omitted Financial Statements. Not applicable.


p.                    Initial Capital Agreements. Not applicable.



q. Redeemability Exemption. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-6, File No. 333-71349, filed April 29, 2005.)




r.                    Powers of Attorney authorizing Michele H. Abate, Paul G.
                      Cellupica, John E. Connolly, Jr., Myra L. Saul and Marie
                      C. Swift to act as signatory for Eric T. Steigerwalt, Elizabeth M. Forget, Gene L. Lunman, Peter M. Carlson and Stanley J. Talbi (Filed herewith.)

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH INSURANCE COMPANY
----------------               ----------------------
Eric T. Steigerwalt            Chairman of the Board, President, Chief Executive
501 Route 22                   Officer and Director
Bridgewater, NJ 08807

Peter M. Carlson               Executive Vice President and Chief Accounting
1095 Avenue of the Americas    Officer
New York, NY 10036

Steven J. Goulart              Executive Vice President and Chief Investment
10 Park Avenue                 Officer
Morristown, NJ 07962

Stanley J. Talbi               Executive Vice President and Chief Financial
1095 Avenue of the Americas    Officer
New York, NY 10036

Ricardo A. Anzaldua            General Counsel
1095 Avenue of the Americas
New York, NY 10036

Elizabeth M. Forget            Senior Vice President and Director
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                 Senior Vice President and Director
1300 Hall Boulevard
Bloomfield, CT 06002

Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036



ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Registrant and Depositor are ultimately controlled by MetLife, Inc.

An organizational chart for MetLife, Inc. is as follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

            e)    1320 GP LLC (DE)

            f) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   1) MetLife EU Holding Company Limited (Ireland) - 18.234% of MetLife EU Holding Company Limited is owned by ALICO and the remaining interest is owned by MetLife Global Holding Company II GmbH.

                       aa) MetLife Europe Limited (Ireland)

                           ii. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                   2)  MetLife S.A. (France)

                       aa) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned
                           by ALICO and the remaining interests are owned by third parties.

                       bb) MetLife Solutions S.A.S. (France)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      12.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Metlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    Metropolitan Training and Consulting S.R.L. (Romania)

            c) Metropolitan Life Asigurari S.A. (Romania) - 99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   MetLife AMSLICO poist'ovna a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by ALICO 0.0005% is owned by International Technical and Advisory Services Limited and the remaining 0.0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      28. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      29. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      30. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      31. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      32.   MetLife Seguros de Vida, S.A. (Uruguay)

      33. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      34.   Alpha Properties, Inc. (USA-Delaware)

      35.   Beta Properties, Inc. (USA-Delaware)

      36.   Delta Properties Japan, Inc. (USA-Delaware)

      37.   Epsilon Properties Japan, Inc. (USA-Delaware)

      38.   Iris Properties, Inc. (USA-Delaware)

      39.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 29. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company ("MLIDC")
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment Companies (other than the Registrant):

MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A

Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D

Metropolitan Series Fund


(b) MetLife Investors Distribution Company is the principal underwriter for the Policies. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL             POSITIONS AND OFFICES
BUSINESS ADDRESS               WITH UNDERWRITER
----------------               ----------------
Elizabeth M. Forget            Executive Vice President and Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                Executive Vice President, National Sales Manager
501 Route 22                   - Life and Director
Bridgewater, NJ 08807

Mark E. Rosenthal              President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                 Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew G. Aiello               Senior Vice President, Channel Head - National
5 Park Plaza, Suite 1900       Accounts
Irvine, CA 92614

John G. Martinez               Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c)        Compensation From the Registrant



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

MetLife Investors Distribution Company........ $2,160,106      $0               $0            $0


MLIDC, as the principal underwriter and distributor, did not receive any fees on the Policies. The Company paid compensation directly to broker-dealers who have selling agreements with MLIDC.

Tower Square Securities, Inc. provided certain limited services to MLIDC in the course of ordinary business as a principal underwriter to maintain its status as a broker-dealer in good standing with the FINRA. Tower Square Securities, Inc. allocated such expenses to MLIDC.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS


MetLife Insurance Company of Connecticut

     1300 Hall Boulevard

     Bloomfield, Connecticut 06002-2910



ITEM 32. MANAGEMENT SERVICES

Not Applicable.


ITEM 33. FEE REPRESENTATION

The Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 4th day of April, 2013.


MetLife of CT Fund UL III for Variable Life Insurance
(Registrant)


MetLife Insurance Company of Connecticut
(Depositor)

By: /s/ KAREN A. JOHNSON
    ---------------------------------------
    Karen A. Johnson
    Vice President

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on this 4th day of April, 2013.


MetLife Insurance Company of Connecticut
(Depositor)

By: /s/ KAREN A. JOHNSON
    ---------------------------------------
    Karen A. Johnson
    Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 4th day of April, 2013.


/s/ *ERIC T. STEIGERWALT       Chairman of the Board, President, Chief Executive
-----------------------------  Officer and Director
Eric T. Steigerwalt

/s/ *ELIZABETH M. FORGET       Senior Vice President and Director
-----------------------------
Elizabeth M. Forget

/s/ *GENE L. LUNMAN            Senior Vice President and Director
-----------------------------
Gene L. Lunman

/s/ *PETER M. CARLSON          Executive Vice President and Chief Accounting
-----------------------------  Officer
Peter M. Carlson

/s/ *STANLEY J. TALBI          Executive Vice President and Chief Financial
-----------------------------  Officer
Stanley J. Talbi

*By: /s/ JOHN E. CONNOLLY, JR.
     ---------------------------------------
     John E. Connolly, Jr., Attorney-in-fact

* Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX


EXHIBIT

LETTER                DESCRIPTION
------                -----------


n.                    Consent of Deloitte & Touche LLP, Independent Registered
                      Public Accounting Firm


r.                    Powers of Attorney